JANUS EQUITY FUNDS





    Informe Semestral del 2000

           Janus Fund                                        Janus Olympus Fund
           Janus Balanced Fund                               Janus Overseas Fund
           Janus Enterprise Fund                             Janus Special Situations Fund
           Janus Equity Income Fund                          Janus Strategic Value Fund
           Janus Global Life Sciences Fund                   Janus Twenty Fund
           Janus Global Technology Fund                      Janus Venture Fund
           Janus Growth and Income Fund                      Janus Worldwide Fund
           Janus Mercury Fund



           Este documento se presenta solamente para efectos informativos, siendo el prospecto en ingles el prospecto oficial para todos los efectos.




[LOGO OF JANUS]


FONDOS DE RENTA VARIABLE DE JANUS

INDICE

A Nuestros Accionistas.......................................................1

Comentarios de los Administradores de Cartera y Programas de Inversiones

     Janus Fund..............................................................2
     Janus Balanced Fund.....................................................6
     Janus Enterprise Fund..................................................11
     Janus Equity Income Fund...............................................14
     Janus Global Life Sciences Fund........................................18
     Janus Global Technology Fund...........................................21
     Janus Growth and Income Fund...........................................26
     Janus Mercury Fund.....................................................31
     Janus Olympus Fund.....................................................35
     Janus Overseas Fund....................................................39
     Janus Special Situations Fund..........................................44
     Janus Strategic Value Fund.............................................47
     Janus Twenty Fund......................................................50
     Janus Venture Fund.....................................................53
     Janus Worldwide Fund...................................................57
Estados de Operaciones......................................................62
Estados de Activos y Pasivos................................................64
Estados de Cambios en el Activo Neto........................................66
Datos Financieros Mas Importantes...........................................70
Notas a los Programas de Inversiones........................................78
Notas a los Estados Financieros.............................................80
Explicaciones de Diagramas y Tablas.........................................83

                                                                 [LOGO OF JANUS]

A NUESTROS ACCIONISTAS


[PHOTO]

James Craig
Director Principal de Inversiones


La gravedad es una de las leyes inmutables de la naturaleza. En abril, los inversionistas que habian olvidado este principio cientifico tan basico recordaron, muy penosamente, que la regla que dice que "lo que sube, debe bajar" se aplica tanto a las acciones de tecnologia como a las manzanas.

Quizas, a aquellos que se olvidaron de los aspectos fundamentales e invirtieron sin tener presente la valoracion se les puede perdonar parcialmente su indiscrecion. Despues de todo, hubo mas que suficiente optimismo en noviembre, cuando el Nasdaq Composite Index --cargado con acciones de tecnologia-- cerro por arriba de los 3,000 puntos por primera vez. Apenas un mes despues, luego de haber subido vertiginosamente, mas alla de los 4,000, los expertos proclamaron la llegada de la "nueva economia" en tanto que vaticinaban la desaparicion de todas las cosas tradicionales. En marzo, cuando el Nasdaq alcanzo los 5,000 puntos, la euforia estuvo al rojo vivo.

Sin embargo, la historia muestra que corridas como la que elevo al Nasdaq tan vertiginosamente les sigue a menudo una correccion --a veces una correccion dramatica-- que, de cierta manera, separa a los verdaderos inversionistas a largo plazo de los que invierten solo por impetu. Esta vez, el ajuste de cuentas ocurrio en abril.

En los 17 anos que llevo en este negocio, no he visto nunca un mes mas volatil. Los inversionistas llevaron a las acciones a perdidas record un dia, solo para comprarlas de vuelta con casi el mismo entusiasmo el dia siguiente. Aunque extremos como esos pueden ser desconcertantes, mucho me complacen nuestros resultados durante este periodo turbulento. Hemos creido siempre que nuestro trabajo como seleccionadores de acciones es encontrar grandes companias que puedan desempenarse bien contra cualquier trasfondo economico; en palabras de Jim Goff, Administrador de la Janus Enterprise Portfolio, "para separar las bolas de tenis de los huevos". Aunque algunas de nuestras acciones favoritas perdieron terreno en abril, podemos decir con seguridad que se recuperaran.

Habiendo dicho eso, quisiera aprovechar la oportunidad para describir nuestros ultimos esfuerzos por posicionar a Janus para que siga prosperando. En enero, cerramos el Janus Global Technology Fund a inversionistas nuevos, una medida que fue seguida en mayo por los cierres del Janus Worldwide Fund, el Janus Olympus Fund y el Janus Global Life Sciences Fund. Estas decisiones fueron motivadas por nuestro deseo de proteger los intereses de los accionistas existentes, preservando la flexibilidad de cada fondo. A su vez, en un esfuerzo por extender nuestra experiencia en la seleccion de acciones a nuevas areas, anunciamos la apertura del Janus Strategic Value Fund en febrero. Como he dicho muchas veces antes, todas las medidas que tomamos estan motivadas por querer hacer lo que, a nuestro juicio, les convenga mas a nuestros accionistas. Estos cambios no son excepcion.

Para concluir, quiero darles las gracias por seguir teniendo confianza en Janus.



[SIGNATURE]

James Craig





El desempeno en el pasado no garantiza los resultados en el futuro.


                                    Janus Equity Funds / 30 de abril del 2000  1

JANUS FUND

[PHOTO]

Blaine Rollins
Administrador de Cartera

En mi primera carta a ustedes en calidad de administrador de cartera del Janus Fund, me complace informarles que, para el semestre finalizado el 30 de abril del 2000, el Fondo registro un rendimiento de 21.12%, comparado con el rendimiento de apenas 7.18% para el S&P 500 Index.(1) Gracias a esto, el Fondo se clasifico en el primer cuartil para los 12 meses finalizados el 30 de abril del 2000, colocandolo en el rango 104 de entre 457 fondos de crecimiento de alta capitalizacion que sondea Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

El desempeno del Fondo durante el ultimo semestre fue gratificante, sobre todo al tomarse en cuenta la volatilidad del mercado en marzo y abril. Nuestro equipo de analistas, quienes siguen trabajando incansablemente, pasandose incontables horas viajando alrededor del mundo buscando y llegando a conocer las companias dominantes del manana, merecen el credito por el exito del Fondo.

Mediante la fusion de la precursora de tendencias por Internet, America Online, y el coloso de los medios de difusion, Time Warner, se creo en enero pasado una compania que pensamos emergera como futura lider. Creemos que con esta union, se combinaran el mejor contenido con la mejor distribucion por Internet, creando interesantes sinergias y oportunidades para las ventas cruzadas. TimeWarner/AOL sigue siendo la posicion mas grande del Janus Fund.

La accion de la fabricante de telefonos celulares Nokia fue otra de nuestras tenencias que mejor se desempeno. La compania siguio registrando ganancias mas fuertes de lo que los analistas en Wall Street esperaban, y las acciones respondieron favorablemente. Sin embargo, lo que es aun mas significativo que los resultados excelentes, son los indices de penetracion celular a nivel mundial, los cuales siguen acelerando a partir de los niveles de 1999, ya impresionantes en si. Mientras tanto, la introduccion de datos inalambricos ha surgido como otro agente catalitico para Nokia, al actualizarse los abonados celulares existentes a telefonos habilitados para Internet. En Japon, la acogida que se le ha dado al servicio ha sido espectacular. Mas de cuatro millones de usuarios se suscribieron para finales de 1999; un monto mucho mayor a lo que se habia proyectado. Prevemos que los datos inalambricos seguiran teniendo exito similar en los Estados Unidos y el Reino Unido en el segundo semestre del 2000.

El auge que continua en el uso de los telefonos celulares le ha dado tambien mucho impulso a las companias que suministran componentes a los fabricantes de hardware para las comunicaciones inalambricas. La fabricante de microchips, Texas Instruments, cuyos chips procesadores de senales digitales le suministraron energia a aproximadamente las dos terceras partes de todos los telefonos celulares vendidos a nivel mundial en 1999, es un ejemplo excelente.

Otras companias que registraron desempenos fuertes incluyeron nuestra posicion en Enron, a la que conocen muchos inversionistas como una compania de gas natural. Sin embargo, esta descripcion es incompleta. En realidad, Enron tiene muchas operaciones diversas, entre ellas una floreciente division de telecomunicaciones, una rama de servicios minoristas de energia y una operacion de compraventa, que ha creado un mercado para futuros de banda ancha y meteorologia. Tambien, EMC, la fabricante de dispositivos de almacenamiento de memoria contribuyo de manera positiva. La demanda de los productos de EMC guarda una correlacion importante con el crecimiento global de Internet. Hay que tener presente que cada vez que un minorista de Internet anade un producto nuevo a su sitio en Internet o cada vez que alguien envia otro mensaje de correo electronico, se crean mas datos. Es necesario almacenar estos datos en algun lugar, y los productos de EMC ofrecen la mejor solucion.

La volatilidad del mercado nos brindo tambien la oportunidad de comprar o anadir a nuestras posiciones en algunas companias grandes a precios de descuento. Por ejemplo, cuando bajo el precio de las acciones del gigante de la comida rapida McDonald's, aprovechamos y compramos mas de 10 millones de acciones adicionales. Un


Perfil de la Cartera         30 de abril  del 2000        31 de octubre de 1999
-------------------------------------------------------------------------------


Valores de Renta Variable                    95.3%                        94.5%
  Extranjeros                                10.9%                         8.7%
    Europeos                                  7.8%                         4.8%
Los 10 Principales Valores de
  Renta Variable (% de Activos)              40.6%                        40.9%
Numero de Acciones                             84                           62
Efectivo, Equivalentes a Efectivo y
  Valores de Renta Fija                       4.7%                         5.5%



Las 5 Principales
Industrias                    30 de abril del 2000        31 de octubre de 1999
-------------------------------------------------------------------------------


Multimedios                                  10.7%                         7.2%
Circuitos                                     6.6%                         5.7%
Television por Cable                          5.5%                         8.2%
Ductos                                        4.3%                         2.9%
Componentes Electronicos
  -- Semiconductores                          4.1%                         3.4%



Las 10 Principales
Tenencias de Renta Variable   30 de abril del 2000        31 de octubre de 1999
-------------------------------------------------------------------------------


Time Warner, Inc.                             8.3%                         5.8%
Comcast Corp. - Special Class A               4.1%                         5.7%
Cisco Systems, Inc.                           3.9%                         4.2%
Texas Instruments, Inc.                       3.7%                         3.3%
Enron Corp.                                   3.7%                         2.9%
Nokia Oyj                                     3.7%                         2.7%
General Electric Co.                          3.5%                         3.5%
Linear Technology Corp.                       3.5%                         3.0%
Maxim Integrated Products, Inc.               3.1%                         2.7%
McDonald's Corp.                              3.1%                         0.6%
-------------------------------------------------------------------------------


(1)  Todos los rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo de crecimiento de alta capitalizacion como aquel "fondo que invierte por lo menos el 75% de sus activos de renta variable en companias con capitalizaciones de mercado (sobre una base ponderada de tres anos) mayores al 300% de la capitalizacion de mercado mediana ponderada en dolares del S&P Mid-Cap 400 Index. Los fondos de crecimiento de alta capitalizacion invierten normalmente en companias con ganancias a largo plazo que se preve creceran materialmente mas rapido que las ganancias de las acciones representadas en un indice de acciones no administrado principal. Por lo comun, estos fondos tendran una relacion precio-ganancias, una relacion precio-valor contable y una cifra de crecimiento de ganancias de tres anos superiores al promedio, comparadas con el promedio del universo de los fondos de alta capitalizacion diversificados estadounidenses". Al 30 de abril del 2000, Janus Fund se coloco en el rango 41 de entre 194 fondos de crecimiento de alta capitalizacion para el periodo de 5 anos y en el rango 15 de entre 67 fondos para el periodo de 10 anos. La calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de los dividendos y las ganancias de capital para el periodo indicado.


El desempeno en el pasado no garantiza los resultados en el futuro.


2 Janus Equity Funds / 30 de abril del 2000 menu en evolucion y nueva tecnologia --especificamente las maquinas de ensamblaje de sandwiches MADE FOR YOU" de la compania--deben mantener los ingresos fuertes y reducir los costos, una combinacion que, a nuestro parecer, dara por resultado un crecimiento de ganancias renaciente para los Arcos Dorados.

Aunque nos complacieron los resultados globales del Fondo, hubo unas cuantas decepciones. Por ejemplo, vendimos nuestra posicion en la aseguradora de automoviles Progressive despues de que varios de los competidores mas grandes de la compania redujeron sus precios agresivamente, en un esfuerzo por capturar participacion de mercado. Estas reducciones crearon un entorno hipercompetitivo que no estuvimos dispuestos a soportar, a pesar de las ventajas obvias con que cuenta Progressive frente a muchos de sus competidores.

Nuestras posiciones en Royal Caribbean and Carnival Cruises cedieron tambien ganancias despues de que a los inversionistas les preocupo que las reservaciones mas lentas durante el primer semestre del 2000 perjudicarian el crecimiento de ganancias. A pesar de bajar el precio de esas acciones, creemos que los viajes en crucero se siguen llevando una porcion de los dolares destinados al tiempo libre en relacion a otras formas de tomar vacaciones. En consecuencia, seguimos siendo optimistas con respecto a las perspectivas de crecimiento a largo plazo de dichas companias y hemos mantenido las posiciones.

Mirando hacia el futuro, y pareciendo poco favorable el entorno de los tipos de interes, es probable que se intensifique la volatilidad. Sin embargo, seguiremos concentrandonos en lo que hacemos mejor: encontrar las mejores companias del mundo. Creemos firmemente que si llegamos a conocer a nuestras companias mejor que cualquier otra persona, podemos eliminar las sorpresas, y eso nos dara el potencial para producir resultados solidos a largo plazo.

Gracias por su inversion en el Janus Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Fund y el S&P 500 Index. El Janus Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 5 de febrero de 1970, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Fund ($1,670,320), comparado con el S&P 500 Index ($502,543).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 36.64%
Cinco anos, 30.18%
Diez anos, 21.70%
Desde el 05/02/70*, 18.45%

Janus Fund - $1,670,320

S&P 500 Index - $502,543

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.



PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                 Valor de Mercado
-----------------------------------------------------------------------------

Acciones Ordinarias - 95.2%

Aeroespacial y Defensa - 0.2%
     3,613,710  Lockheed Martin Corp...........................$   89,891,036

Biotecnologia Agricola - 0.3%
     3,117,490  Pharmacia Corp....................................155,679,657

Servicios de Difusion y Programacion - 3.2%
    17,074,520  AT&T Corp./Liberty Media Group  - Clase A*........852,658,843
     9,296,538  Clear Channel Communications, Inc.*...............669,350,736

                                                                1,522,009,579
Television por Cable - 5.5%
     3,574,015  Adelphia Communications Corp. - Clase A*..........177,137,118
     6,156,585  Charter Communications, Inc. - Clase A*............90,424,842
    47,508,680  Comcast Corp. - Clase A Especial*...............1,903,316,493
    67,395,688  Telewest Communications PLC*......................411,560,665

                                                                2,582,439,118
Hoteles Casino - 0.4%
    15,019,560  Park Place Entertainment Corp.*...................192,438,113

Telecomunicaciones Celulares - 3.2%
     5,607,580  Nextel Communications, Inc. - Clase A*............613,679,536
        15,101  NTT DoCoMo, Inc.**................................504,430,605
     3,395,275  Sprint Corp./PCS Group*...........................186,740,125
     1,671,010  VoiceStream Wireless Corp.*.......................165,429,990
       459,906  Winstar Communications, Inc.*......................18,338,752

                                                                1,488,619,008
Circuitos - 6.6%
    28,723,210  Linear Technology Corp.#........................1,640,813,371
    22,536,340  Maxim Integrated Products, Inc.*,#..............1,460,636,536

                                                                3,101,449,907
Bancos Comerciales - 0.4%
       245,580  M&T Bank Corp.....................................107,871,015
       458,810  U.S. Trust Corp....................................70,599,389

                                                                  178,470,404

Servicios Comerciales - 0.7%
     6,410,530  Paychex, Inc......................................337,354,141

Seguridad de Datos de Computadora - 0.2%
       747,540  VeriSign, Inc.*...................................104,188,387

Computadoras - Dispositivos de Memoria - 2.0%
     5,647,385  EMC Corp.*........................................784,633,553
     1,374,690  VERITAS Software Corp.*...........................147,456,982

                                                                  932,090,535

Computadoras - Micro - 2.9%
     2,154,565  Apple Computer, Inc.*.............................267,300,720
    12,019,960  Sun Microsystems, Inc.*.........................1,105,085,073

                                                                1,372,385,793
Cosmeticos y Articulos de Tocador - 0.9%
     7,699,040  Colgate-Palmolive Co..............................439,807,660


Ver las Notas a los Programas de Inversiones.


                                    Janus Equity Funds / 30 de abril del 2000  3

JANUS FUND

PROGRAMA DE INVERSIONES  (sin auditar)


Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------


Lineas de Cruceros - 0.8%
    6,883,665  Carnival Corp....................................$  171,231,167
    9,130,200  Royal Caribbean Cruises, Ltd.#......................190,022,288

                                                                   361,253,455

Procesamiento y Administracion de Datos - 1.0%
    8,299,660  Automatic Data Processing, Inc......................446,625,454

Distribucion y Mayoristas - 1.4%
   12,012,314  Costco Wholesale Corp.*.............................649,415,726

Servicios Financieros Diversificados - 0.2%
    2,086,660  Household International, Inc.........................87,118,055

Operaciones Diversificadas - 3.5%
   10,561,585  General Electric Co...............................1,660,809,241

Comercio Electro nico - 0.6%
    2,326,380  Amazon.com, Inc.*...................................128,387,096
      949,760  eBay, Inc.*.........................................151,189,920

                                                                   279,577,016

Componentes Electronicos - 0.9%
    1,066,000  Murata Manufacturing Company, Ltd.**................207,140,499
    7,293,000  NEC Corp.**.........................................198,400,181

                                                                   405,540,680

Componentes Electronicos - Semiconductores - 4.1%
    2,719,688  Conexant Systems, Inc.*.............................162,841,319
   10,800,205  Texas Instruments, Inc............................1,759,083,389

                                                                 1,921,924,708

Software y Servicios a Nivel de Empresa - 1.7%
    1,027,390  Aspect Development, Inc.*............................71,018,334
    8,689,215  BEA Systems, Inc.*..................................419,254,624
    2,484,200  i2 Technologies, Inc.*..............................321,082,850

                                                                   811,355,808

Fibra Optica - 0.4%
      833,280  E-Tek Dynamics, Inc.*...............................170,614,080

Finanzas - Tarjeta de Credito - 1.9%
    6,010,585  American Express Co.................................901,963,412

Finanzas - Banqueros/Corredores de Inversion - 4.0%
   23,876,720  Charles Schwab Corp...............................1,062,514,040
    8,153,945  Merrill Lynch & Company, Inc........................831,192,768

                                                                 1,893,706,808

Sistemas y Dispositivos de Identificacion - 0.9%
    7,311,627  Symbol Technologies, Inc.#..........................407,623,205

Contenido de Internet - 1.9%
    4,183,025  Network Solutions, Inc.*............................619,087,700
    1,012,500  Softbank Corp.**....................................249,834,427

                                                                   868,922,127

Software de Internet - 2.6%
    9,392,025  America Online, Inc.*...............................561,760,495
    2,744,867  Exodus Communications, Inc.*........................242,749,175
    1,430,785  Inktomi Corp.*......................................220,251,466
    2,043,260  TIBCO Software, Inc.*...............................181,977,844

                                                                 1,206,738,980

Productos de Tiempo Libre y Recreacion - 0.7%
   35,999,428  EMI Group PLC.......................................346,441,215

Seguros de Vida y de Salud - 1.4%
    7,729,930  John Hancock Financial Services, Inc.*..............141,071,223
   34,564,706  Prudential PLC......................................535,135,908

                                                                   676,207,131

Medica - Biomedicos y Geneticos - 0.7%
    2,980,290  Genentech, Inc.*.................................$  348,693,930

Medica - Drogas -0.4%
    4,198,914  AstraZeneca Group PLC...............................176,679,686

Instrumentos Medicos - 0.3%
    2,294,985  Medtronic, Inc......................................119,195,783

Productos Medicos - 0.4%
    2,483,820  Johnson & Johnson...................................204,915,150

Bancos de Centros Monetarios - 2.6%
   29,636,100  Bank of New York Company, Inc.....................1,216,932,356

Multimedios - 10.7%
   43,238,572  Time Warner, Inc..................................3,888,769,069
   20,954,865  Viacom, Inc. - Clase B*...........................1,139,420,784

                                                                 5,028,189,853

Productos de Redes - 3.9%
   26,609,570  Cisco Systems, Inc.*..............................1,844,791,595

Companias Petroleras - Integradas - 0.2%
    1,635,110  Coastal Corp.*.......................................82,062,083

Suministros Opticos - 0.7%
    5,606,035  Allergan, Inc.......................................330,055,311

Ductos - 4.3%
    6,874,890  El Paso Energy Corp.................................292,182,825
   25,084,450  Enron Corp........................................1,748,072,609

                                                                 2,040,255,434

Publicaciones - Periodicos - 0.3%
    3,542,355  New York Times Co. - Clase A........................145,900,747

Radio - 1.1%
   15,382,325  Infinity Broadcasting Corp. - Clase A*,#............522,037,655

Minoristas - Productos para la Construccion - 1.0%
    8,056,430  Home Depot, Inc.....................................451,663,607

Minoristas - Materiales de Oficina - 0.8%
   20,219,815  Staples, Inc.*......................................385,440,223

Minoristas - Restaurantes - 3.1%
   37,989,955  McDonald's Corp...................................1,448,367,034

Instituciones de Ahorro y Prestamo - 0.3%
    4,517,775  Washington Mutual, Inc..............................115,485,623

Bancos Superregionales - 0.6%
    4,601,505  Northern Trust Corp.................................295,071,508

Equipos de Telecomunicaciones - 3.7%
    7,542,420  Nokia Oyj...........................................433,688,683
   22,595,459  Nokia Oyj (ADR)...................................1,285,116,731

                                                                 1,718,805,414

Servicios de Telecomunicaciones - 2.3%
   16,144,883  Cox Communications, Inc. - Clase A*.................691,202,803
    2,341,560  Level 3 Communications, Inc.*.......................208,398,840
    2,452,230  NTL, Inc.*..........................................187,595,595

                                                                 1,087,197,238

Telefonia - Integrada - 1.6%
   22,262,161  Telefonica S.A.*....................................496,611,475
    4,585,360  Telefonos de Mexico S.A. (ADR)......................269,676,485

                                                                   766,287,960

Television - 1.3%
    5,521,654  Univision Communications, Inc. - Clase A*...........603,240,700

Ver las Notas a los Programas de Inversiones.


4  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Equipos Inalambricos - 0.4%
    1,141,470  Aether Systems, Inc.*............................$   190,036,920
-------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $27,831,549,530)..........44,713,966,249
-------------------------------------------------------------------------------
Bonos de Empresas - 0.8%
Servicios de Difusion y Programacion - 0.1%
 $ 19,150,000  AT&T Corp./Liberty Media Group, 4.00%
                 bonos convertibles respaldados
                 por hipotecas vencimiento 15/11/29..................24,966,813

Comercio Electronico - 0.3%
  173,246,000  Amazon.com, Inc., 4.75%
                 obligaciones sin garantia subordinadas
                 convertibles vencimiento 01/02/09+.................145,959,756

Servicios de Telecomunicaciones - 0.5%
  178,190,000  Cox Communications, Inc., 3.00%
                 obligaciones sin garantia subordinadas
                 convertibles vencimiento 14/03/30..................167,721,338

   50,000,000  NTL, Inc., 5.75%
                 pagares subordinados convertibles
                 vencimiento 15/12/09+...............................43,937,500

                                                                    211,658,838
-------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $451,220,703)..................382,585,407
-------------------------------------------------------------------------------
Bono Extranjero - 0.1%
Comercio Electronico - 0.1%
EUR 88,937,000 Amazon.com, Inc., 6.875%
                 pagares subordinados convertibles
                 vencimiento 16/02/10
                 (costo de $79,453,548)..............................66,050,803
-------------------------------------------------------------------------------
Acciones Preferentes - 0.1%
Telecomunicaciones Celulares - 0.1%
               Winstar Communications, Inc.:
      308,172    Serie D, convertible, 7.00%.........................20,069,702
       27,740    Serie F, convertible, 7.25%.........................31,346,200
-------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $53,537,521).................51,415,902
-------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 0.1%
               Deutsche Bank A.G.
 $ 50,000,000    6.03%, 17/05/00
                 (costo amortizado de $49,866,000)...................49,866,000

Deposito a Plazo - 0.7%
               Societe Generale, New York
  305,500,000    5.93%, 01/05/00
                 (costo de $305,500,000)............................305,500,000

Agencias del Gobierno de los EE.UU. - 3.6%
               Fannie Mae:
 $ 75,000,000    5.91%, 17/08/00................................$    73,593,750
  200,000,000    6.06%, 21/08/00....................................196,110,000
               Sistema del Federal Home Loan Bank:
  200,000,000    5.89%-5.94%, 30/06/00..............................197,980,000
  100,000,000    5.95%, 10/07/00.....................................98,802,000
  100,000,000    5.93%, 24/07/00.....................................98,562,000
  200,000,000    5.97%, 25/07/00....................................197,090,000
  100,000,000    5.94%, 01/08/00.....................................98,402,000
  100,000,000    5.97%, 07/08/00.....................................98,298,000
   50,000,000    5.91%, 23/08/00.....................................49,010,000
   75,000,000    6.01%, 01/09/00.....................................73,395,750
   50,000,000    5.97%, 07/09/00.....................................48,878,000
  100,000,000    5.90%, 25/09/00.....................................97,443,000
  100,000,000    6.05%, 16/10/00.....................................97,069,000
   50,000,000    6.03%, 25/10/00.....................................48,456,000
   75,000,000    5.99%, 27/11/00.....................................72,273,750
   25,000,000    5.97%, 04/12/00.....................................24,047,500
               Freddie Mac:
   50,000,000    6.05%, 06/10/00.....................................48,621,500
   50,000,000    6.09%, 12/10/00.....................................48,562,500
-------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $1,667,929,583).......................................1,666,594,750
-------------------------------------------------------------------------------
Total de Inversiones (costo total de $30,439,056,885) - 100.6%...47,235,979,111
-------------------------------------------------------------------------------
Pasivos, descontado el Efectivo, Cuentas por
  Cobrar y otros Activos - (0.6%)..................................(289,241,396)
-------------------------------------------------------------------------------
Activo Neto - 100%..............................................$46,946,737,715

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                    % de Valores de Inversion             Valor de Mercado
------------------------------------------------------------------------------
Finlandia                                    3.6%              $ 1,718,805,414
Japon                                        2.4%                1,159,805,712
Mexico                                       0.6%                  269,676,485
Espana                                       1.1%                  496,611,475
Reino Unido                                  3.1%                1,469,817,474
Estados Unidos++                            89.2%               42,121,262,551
------------------------------------------------------------------------------
Total                                      100.0%              $47,235,979,111

++Incluye Valores a Corto Plazo (84.9% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                     Ganancia/
Divisa Vendida y              Unidades de    Valor de Divisa      (Perdida) No
Fechal de Liquidacion     Divisa Vendidas             en US$     Materializada
------------------------------------------------------------------------------
Yen japones 01/09/00       10,000,000,000        $94,647,495         $(201,754)
Yen japones 08/09/00       67,000,000,000        634,982,613        15,188,760
Yen japones 14/09/00       35,560,000,000        337,399,971          (815,321)
------------------------------------------------------------------------------
Total                                         $1,067,030,079       $14,171,685

Ver las Notas a los Programas de Inversiones.


                                    Janus Equity Funds / 30 de abril del 2000  5

JANUS BALANCED FUND

[Photo]

Karen L. Reidy
Administradora de Cartera

Para el periodo de seis meses finalizado el 30 de abril del 2000, el Janus Balanced Fondo registro un rendimiento de 10.08%, mientras que el S&P 500 Index tuvo un rendimiento de 7.18% y el Lehman Brothers Government/Corporate Bond Index aumento 1.51%.(1) En calidad de nueva administradora de cartera del Fondo, me complace informar que estos resultados ayudaron al Fondo a lograr un desempeno de primer cuartil para los 12 meses finalizados el 30 de abril del 2000, colocandolo en el rango 61 de entre 461 fondos equilibrados que califica Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

Dada la extrema volatilidad que ha convulsionado a los mercados financieros, quisiera explicar brevemente los retos que encaramos y las medidas que tomamos para hacerle frente a los altibajos. Como sucede a menudo, la volatilidad se desato por temores de alzas en los tipos de interes. A su vez, esto ocasiono una ola de venta de muchas acciones, sobre todo hacia el final del periodo. En los mercados de bonos, los inversionistas se apresuraron a comprar valores del Tesoro a largo plazo, despues de que el Departamento del Tesoro de los EE.UU. lanzo un plan de rescate de deuda por valor de $30 mil millones, haciendo que aumentara el diferencial entre los instrumentos del Tesoro a mas largo plazo y los bonos de empresas. La deuda de empresas sufrio como resultado.

Con toda esta incertidumbre, nos mantuvimos enfocados en descubrir companias dirigidas por equipos directivos sobresalientes comprometidos a hacer crecer sus principales lineas y mejorar los rendimientos sobre el capital. Asimismo, aumentamos ligeramente nuestra posicion en efectivo a fin de aprovechar varias oportunidades extra ordinarias. Por ultimo, debido a que el rescate realizado por el Tesoro creo un entorno atipico para los bonos, reposicionamos el componente de renta fija del Fondo para reflejar una mezcla mas uniforme de instrumentos del Tesoro y valores de deuda de empresas.

Aunque la baja en el mercado infligio fuertes danos a las acciones de tecnologia, muchas de nuestras tenencias en esta area, incluyendo Texas Instruments y EMC Corp., estuvieron entre las que mas contribuyeron a nuestro desempeno. Texas Instruments siguio aumentando su participacion en el mercado de semiconductores analogicos al afianzar su posicion como la fabricante lider de procesadores de senales digitales ("digital signal processors" o "dsp"), los que permiten que los telefonos inalambricos funcionen. Ademas, Texas Instruments ha anunciado dos DSP nuevos que proporcionaran la velocidad y energia que se necesitan para los dispositivos personales de Internet para multimedios inalambricos, actualmente en desarrollo. EMC es la fabricante preeminente de sistemas de almacenamiento y recuperacion de memoria para computadoras de unidad principal ("mainframe") grandes. La compania introdujo recientemente una gama de nuevos productos para abordar el mercado intermedio y apoyar el almacenamiento conectado a redes, lo que permite que los servidores tengan su propia unidad de almacenamiento, en vez de tener que compartir una; permitiendo asi que los usuarios puedan tener acceso a los datos mas rapida y eficientemente. Ya que EMC y Texas Instruments siguen introduciendo nueva tecnologia de punta, seguimos sintiendonos sumamente optimistas acerca de sus perspectivas para el futuro.

Enron Corporation fue otra compania que registro un desempeno sobresaliente. El operador de compraventa de energia mas grande del mundo, Enron esta en buenas condiciones para apalancar la desregulacion continuada de los mercados de energia en los Estados Unidos y el extranjero. Pero lo que mas nos entusiasma es el enfoque de Enron en otra area de rapido crecimiento: las telecomunicaciones de banda ancha. La compania construye una red de banda ancha a nivel mundial, utilizando su gasoducto interestatal existente como plataforma para transmitir datos de un punto a otro, a velocidades muy

Perfil de la Cartera            30 de abril del 2000       31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                      39.8%                       36.9%
Valores de Renta Fija
  Obligaciones del Gobierno
    de los EE.UU.                              15.6%                       11.3%
  Bonos de Empresas con
    Grado de Inversion                         21.7%                       17.7%
  Bonos de Empresas de Alto
    Rendimiento / Alto Riesgo                   6.9%                       19.5%
  Acciones Preferentes                          5.7%                       12.4%
Los 10 Principales Valores de Renta
  Variable/Preferentes (% de Activos)          18.5%                       23.4%
Numero de Acciones                               60                          53
Efectivo y Equivalentes a Efectivo             10.3%                        2.2%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                      30 de abril del 2000       31 de octubre de 1999
--------------------------------------------------------------------------------
Servicios Financieros                           5.1%                         --
Diversificados
Television por Cable                            4.8%                       13.7%
Servicios de Telecomunicaciones                 4.7%                        5.0%
Telecomunicaciones Celulares                    4.0%                        1.0%
Operaciones Diversificadas                      3.5%                        3.4%
--------------------------------------------------------------------------------

Las 10 Principales Tenencias
de Renta Variable/Preferentes   30 de abril del 2000       31 de octubre de 1999
--------------------------------------------------------------------------------
General Electric Co.                            3.2%                        0.5%
Reliant Energy, Inc., convertible, 7.00%
  (Time Warner, Inc.)                           3.1%                        6.9%
EMC Corp.                                       2.2%                         --
Nokia Oyj                                       2.0%                        0.8%
Automatic Data Processing, Inc.                 1.4%                        1.0%
Texas Instruments, Inc.                         1.4%                        0.7%
AT&T Corp./Liberty Media Group - Clase A        1.4%                        0.5%
Comcast Corp., convertible, 2.00%
  (Sprint Corp./PCS Group)                      1.3%                         --
Comcast Corp. - Clase A Especial                1.3%                        1.6%
Telefonica S.A.                                 1.2%                         --
--------------------------------------------------------------------------------


(1) Todos los rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo equilibrado como aquel "fondo cuyo objetivo principal es preservar el capital, manteniendo en todo momento un fondo equilibrado tanto de acciones como de bonos. Tradicionalmente, la relacion de acciones a bonos es alrededor del 60%/40%". Al 30 de abril del 2000, el Janus Balanced Fund ocupaba el 3er. rango de entre 235 fondos para el periodo de 5 anos. La calificacion por rangos de Lipper se basa en el rendimiento total, incluida la reinversion de los dividendos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro.


6 Janus Equity Funds / 30 de abril del 2000 altas. Creemos que el potencial para estos servicios es enorme, y, como resultado, creemos que el valor de los activos de banda ancha de Enron podrian sobrepasar finalmente el de sus operaciones promotoras de mercados en el gas natural y la electricidad. Por lo tanto, esperamos que la compania nos premie con resultados excepcionales mas alla del futuro inmediato.

Si bien nos complacio el desempeno global del Fondo, lo que obro en contra nuestra fue la compania de radio Infinity Broadcasting Corporation, la cual experimento un descenso atribuido a las percepciones de los inversionistas de que la industria de la radio no podria continuar su rapido ritmo de crecimiento. Asimismo, una reduccion en los gastos de publicidad por las llamadas companias punto-com ("dot-com"), aunque ascendio a un pequeno porcentaje de los ingresos, afecto a los resultados de manera desproporcionada. La operadora de cable Comcast Corporation fue tambien decepcionante. A pesar de que los aspectos fundamentales de la compania nunca han sido mejores, Comcast bajo, al verse desfavorecidas de manera generalizada las acciones de cable. No obstante, nuestra rigurosa investigacion nos ha llevado a la conclusion de que estas bajas son temporales y, por lo tanto, optamos por seguir manteniendo ambas posiciones.

Mirando hacia el futuro, prevemos que la reciente volatilidad del mercado continuara mientras que la economia exhiba pocos indicios de desaceleracion. Por supuesto, en estas circunstancias, muchos inversionistas estan inclinados a quedarse pegados a las pantallas de sus computadoras para vigilar las fluctuaciones diarias del mercado. En cambio, nosotros creemos que este es el momento ideal para salir a buscar -- haciendo visitas de investigacion a nuestras companias, asistiendo a algun congreso de usuarios o un foro industrial -- para aumentar nuestra confianza en nuestras tenencias y reafirmar nuestros motivos por invertir.

Gracias por su inversion en el Janus Balanced Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Balanced Fund, el S&P 500 Index y el Lehman Brothers Government / Corporate Bond Index. El Janus Balanced Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El Lehman Brothers Government / Corporate Bond Index esta representado por una linea gris solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 01 de septiembre de 1992, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Balanced Fund ($36,202), comparado con el S&P 500 Index ($41,255) y el Lehman Brothers Government / Corporate Bond Index ($16,023).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 12.89%
Cinco anos, 22.05%
Desde el 01/09/92*, 18.29%

Janus Balanced Fund - $36,202

S&P 500 Index - $41,255

Lehman Brothers Government / Corporate Bond Index - $16,203

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.


PROGRAMA DE INVERSIONES (sin auditar)

Acciones o Monto del Capital                  Valor de Mercado
--------------------------------------------------------------------------------
Acciones Ordinarias - 39.8%
Biotecnologia Agricola - 0.6%
  538,825 Pharmacia Corp. ......................................$ 26,907,573

Productos de Audio y Video - 0.2%
  150,240 Gemstar International Group, Ltd.*........................6,948,600

Cerveceria - 0.1%
   85,750 Anheuser-Busch Companies, Inc. ...........................6,050,734

Servicios de Difusion y Programacion - 1.4%
 1,141,785 AT&T Corp./Liberty Media Group Clase A*..................57,017,888

Television por Cable - 1.3%
 1,328,287 Comcast Corp. - Clase A Especial*........................53,214,498

Telecomunicaciones Celulares - 1.3%
   99,700 Nextel Communications, Inc. - Clase A*...................10,910,919
  665,660 Sprint Corp./PCS Group*..................................36,611,300
  152,980 Vodafone AirTouch PLC (ADR)**.............................7,190,060

                                   54,712,279
Productos Quimicos - Diversificados - 1.0%
 2,206,660 Lyondell Chemical Co. ...................................40,547,377

Productos Quimicos - de Especialidad - 0.2%
  206,415 Praxair, Inc. ............................................9,172,566
         . . . . . .
Circuitos - 1.3%
  433,100 Linear Technology Corp. .................................24,740,837
  430,980 Maxim Integrated Products, Inc.*.........................27,932,891

                                   52,673,728

Servicios Comerciales - 0.5%
  408,497 Paychex, Inc. ........................................$ 21,497,155

Seguridad de Datos de Computadora - 0.7%
  211,670 VeriSign, Inc.*..........................................29,501,506

Computadoras - Dispositivos de Memoria - 2.6%
  655,715 EMC Corp.*...............................................91,103,403
  179,520 VERITAS Software Corp.*..................................19,256,325

                                   110,359,728
Computadoras - Micro - 0.9%
  409,000 Sun Microsystems, Inc.*..................................37,602,438

Lineas de Cruceros - 0.4%
  758,741 Royal Caribbean Cruises, Ltd. ...........................15,791,297

Procesamiento y Administracion de Datos - 1.4%
 1,086,550 Automatic Data Processing, Inc. .........................58,469,972

Distribucion y Mayoristas - 0.4%
  320,770 Costco Wholesale Corp.*..................................17,341,628

Servicios Financieros Diversificados - 1.2%
  905,095 Associates First Capital Corp. - Clase A ................20,081,795
  531,200 Citigroup, Inc. .........................................31,573,200

                                   51,654,995
Operaciones Diversificadas - 3.2%
  851,540 General Electric Co. ...................................133,904,665

Componentes Electronicos - Semiconductores - 1.4%
  350,465 Texas Instruments, Inc. .................................57,081,987

Ver las Notas a los Programas de Inversiones.


                  Janus Equity Funds / 30 de abril del 2000 7

JANUS BALANCED FUND



PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Software y Servicios a Nivel de Empresa - 1.0%
      512,305  Oracle Corp.* ......................................$  40,952,381

Fibra Optica - 0.6%
      130,705  Corning, Inc. .........................................25,814,238

Finanzas - Tarjeta de Credito - 1.0%
      283,480  American Express Co. ..................................42,539,718

Finanzas - Banqueros/Corredores de Inversion - 0.8%
      766,905  Charles Schwab Corp. ..................................34,127,273

Sistemas y Dispositivos de Identificacion - 0.7%
      554,377  Symbol Technologies, Inc. .............................30,906,517

Contenido de Internet - 0.4%
      140,970  DoubleClick, Inc.* ....................................10,696,099
       44,170  Network Solutions, Inc.* ...............................6,537,160

                                                                      17,233,259
Software de Internet - 0.6%
      401,965  America Online, Inc.* .................................24,042,532

Seguros de Vida y de Salud - 0.9%
    2,406,830  Prudential PLC**.......................................37,262,899

Medica - Biomedicos y Geneticos - 0.6%
      229,920  Genentech, Inc.* ......................................26,900,640

Medica - Drogas  - 0.9%
      296,970  King Pharmaceuticals, Inc.* ...........................14,662,894
      511,550  Pfizer, Inc. ..........................................21,549,044

                                                                      36,211,938
Bancos de Centros Monetarios - 0.3%
      394,725  Bank of New York Company, Inc. ........................16,208,395

Seguro de Lineas Multiples - 0.3%
      106,940  American International Group, Inc. ....................11,729,981

Multimedios - 1.1%
      868,730  Viacom, Inc. - Clase B* ...............................47,237,194

Productos de Redes - 1.2%
      702,925  Cisco Systems, Inc.* ..................................48,732,472

Suministros Opticos - 0.2%
      176,035  Allergan, Inc. ........................................10,364,061

Ductos - 0.6%
      354,030  Enron Corp. ...........................................24,671,466

Radio - 1.6%
      330,385  Hispanic Broadcasting Corp.* ..........................33,389,534
      934,725  Infinity Broadcasting Corp. - Clase A* ................31,722,230

                                                                      65,111,764
Minoristas - Productos para la Construccion - 0.8%
      601,641  Home Depot, Inc. ......................................33,729,499

Minoristas - de Descuento - 1.0%
      724,870  Wal-Mart Stores, Inc. .................................40,139,676

Minoristas - Materiales de Oficina - 0.5%
    1,139,190  Staples, Inc.* ........................................21,715,809

Equipos de Telecomunicaciones - 2.0%
      143,312  Nokia Oyj ..............................................8,240,431
    1,296,204  Nokia Oyj (ADR) .......................................73,721,603

                                                                      81,962,034
Servicios de Telecomunicaciones - 0.6%
      198,895  Cox Communications, Inc. - Clase A* ....................8,515,192
      715,185  McLeodUSA, Inc. - Clase A* ............................17,879,625

                                                                      26,394,817
Telefonia - Integrada - 1.2%
    2,188,369  Telefonica S.A.* ...................................$  48,816,876
       31,270  Telefonica S.A. (ADR)* .................................2,071,638

                                                                      50,888,514
Television - 0.8%
      317,242  Univision Communications, Inc. - Clase A* .............34,658,689
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $1,310,834,534) ............1,669,986,380
--------------------------------------------------------------------------------

Bonos de Empresas - 27.6%
Bebidas - No Alcoholicas - 0.6%
            Coca-Cola Enterprises, Inc.:
   $3,550,000  6.625%, pagares, vencimiento 01/08/04 ..................3,430,187
   24,000,000  7.125%, pagares, vencimiento 30/09/09 .................23,160,000

                                                                      26,590,187
Cerveceria - 0.1%
            Anheuser-Busch Companies, Inc.:
    4,000,000  6.90%, pagares, vencimiento 01/10/02 ...................3,950,000
    1,000,000  5.75%, pagares, vencimiento 01/04/10 .....................867,500

                                                                       4,817,500
Servicios de Difusion y Programacion - 0.9%
   39,200,000  AT&T Corp./Liberty Media Group, 7.875%
                bonos, vencimiento 15/07/09 ..........................37,485,000

Television por Cable - 1.4%
   11,980,000  Adelphia Communications Corp., 10.50%
                pagares principales, vencimiento 15/07/04 ............12,054,875
    1,500,000  Century Communications Corp., 8.875%
                pagares principales, vencimiento 15/01/07 .............1,387,500
            CSC Holdings, Inc.:
    8,000,000  8.125%, pagares principales, vencimiento 15/07/09.......7,580,000
   11,200,000  8.125%, obligaciones sin garantia,
                vencimiento 15/08/09..................................10,584,000
    6,000,000  FrontierVision Holdings L.P., 11.00%
                pagares subordinados principales,
                vencimiento 15/10/06 ..................................6,120,000
   11,905,000  Jones Intercable, Inc., 7.625%
                pagares principales, vencimiento 15/04/08 ............11,473,444
    9,062,000  Telewest Communications PLC, 9.875%
                pagares principales,
                vencimiento 01/02/10**,+ ..............................8,880,760

                                                                      58,080,579
Telecomunicaciones Celulares - 2.7%
            Nextel Communications, Inc.:
   13,850,000  4.75%, pagares principales convertibles
               vencimiento 01/07/07 ..................................33,638,187
   46,529,000  9.375%, pagares principales,
               vencimiento 15/11/09 ..................................44,435,195
    3,300,000  Orange PLC, 9.00%
                pagares principales, vencimiento 01/06/09** ...........3,382,500
   33,000,000  VoiceStream Wireless Corp., 10.375%
                pagares principales, vencimiento 15/11/09+ ...........33,495,000

                                                                     114,950,882
Productos Quimicos - Diversificados - 1.8%
            E.I. du Pont de Nemours y Co.:
      550,000  6.50%, pagares, vencimiento 01/09/02 .....................539,000
   40,000,000  6.75%, pagares, vencimiento 15/10/04 ..................39,100,000
   15,850,000  6.875%, pagares, vencimiento 15/10/09 .................15,216,000
   21,786,000  Lyondell Chemical Co., 9.625%
                 pagares garantizados, vencimiento 01/05/07 ..........21,486,442

                                                                      76,341,442


Ver las Notas a los Programas de Inversiones.


8  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------



Computadoras - Dispositivos de Memoria - 0.6%
   13,960,000  EMC Corp., 6.00%
                  pagares subordinados convertibles
                  vencimiento 15/05/04...........................$   23,034,000

Computadoras - Micro - 1.0%
               IBM Corp.:
    4,000,000  6.375%, pagares, vencimiento 15/06/00..................4,000,000
    2,000,000  5.375%, pagares, vencimiento 01/02/09..................1,740,000
               Sun Microsystems, Inc.:
    7,500,000  7.00%, pagares principales,
               vencimiento 15/08/02...................................7,406,250
   29,100,000  7.65%, pagares principales,
               vencimiento 15/08/09..................................28,772,625

                                                                     41,918,875

Servicios Financieros Diversificados - 3.9%
               General Electric Capital Corp.:
   38,850,000  7.00%, pagares, vencimiento 01/03/02..................38,607,188
   38,850,000  7.00%, pagares, vencimiento 03/02/03..................38,461,500
   22,200,000  7.25%, pagares, vencimiento 03/05/04..................22,061,250
   24,700,000  7.25%, pagares, vencimiento 01/02/05..................24,607,375
   20,000,000  7.375%, pagares, vencimiento 19/01/10.................20,025,000
   20,400,000  IBM Credit Corp., 7.00%
                 pagares, vencimiento 28/01/02.......................20,272,500

                                                                    164,034,813

Operaciones Diversificadas - 0.3%
   14,450,000  Tyco International Group S.A., 6.875%
                 pagares, vencimiento 05/09/02+......................14,179,063

Software y Servicios a Nivel de Empresa - 0.6%
    8,232,000  BEA Systems, Inc., 4.00%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+...............................12,677,280
    6,267,000  i2 Technologies, Inc., 5.25%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+...............................11,656,620

                                                                     24,333,900

Fibra Optica - 0.2%
    8,000,000  Metromedia Fiber Network, Inc., 10.00%
                 pagares principales,
                 vencimiento 15/12/09.................................7,620,000

Finanzas - Prestamos Automovilisticos - 1.7%
               Ford Motor Credit Corp.:
   45,000,000  7.25%, pagares, vencimiento 15/01/03..................44,606,250
   27,550,000  7.75%, pagares, vencimiento 15/02/07..................27,722,188

                                                                     72,328,438

Finanzas - Tarjeta de Credito - 0.5%
   18,800,000  American Express Co., 6.75%
                 pagares no subordinados principales,
                 vencimiento 6/23/04.................................18,283,000

Finanzas - Banqueros/Corredores de Inversion - 0.3%
   14,200,000  Charles Schwab Corp., 8.05%
                 pagares principales,
                 vencimiento 01/03/10................................14,217,750

Alimentos - Minoristas - 0.3%
   10,000,000  Fred Meyer, Inc., 7.45%
                 pagares garantizados por la compania,
                 vencimiento 01/03/08.................................9,375,000
    5,500,000  Safeway, Inc., 6.50%
                 pagares, vencimiento 15/11/08........................4,950,000

                                                                     14,325,000

Software de Internet - 0.5%
    3,634,000  Exodus Communications, Inc., 11.25%
                 pagares principales,
                 vencimiento 01/07/08.................................3,679,425

   18,200,000  PSINet, Inc., 11.00%
                 pagares principales,
                 vencimiento 01/08/09................................16,016,000

                                                                     19,695,425

Seguros de Vida y de Salud - 0.1%
    4,500,000  SunAmerica, Inc., 6.75%
                 pagares, vencimiento 1/10/07.........................4,308,750

Medica - Drogas - 0.1%
  $ 4,000,000  Warner-Lambert Co., 6.00%
                 pagares, vencimiento 15/01/08........................3,690,000

Multimedios - 1.4%
   17,550,000  Paramount Communications, Inc., 7.50%
                 obligaciones sin garantia,
                 vencimiento 15/07/23................................15,707,250
   12,500,000  Time Warner, Inc., 8.11%
                 pagares, vencimiento 15/08/06.......................12,609,375
   25,650,000  Viacom, Inc., 7.75%
                 pagares principales,
                 vencimiento 01/06/05................................25,425,563
    3,400,000  Walt Disney Co., 6.375%
                 pagares principales,
                 vencimiento 30/03/01.................................3,370,250

                                                                     57,112,438

Ductos - 0.3%
   13,400,000  Enron Corp., 6.58%
                 pagares trimestrales flotantes,
                 vencimiento 10/09/01+...............................13,377,220

Radio - 0.6%
   17,966,000  Clear Channel Communications, Inc.
                 2.625%, pagares principales
                 convertibles vencimiento 01/04/03...................22,906,650

Minoristas - Productos para la Construccion - 0.8%
   36,700,000  Home Depot, Inc., 6.50%
                 pagares principales,
                 vencimiento 15/09/04................................35,415,500

Minoristas - de Descuento - 1.6%
               Wal-Mart Stores, Inc.:
   26,500,000  6.15%, pagares principales,
               vencimiento 10/08/01..................................26,168,750
   15,000,000  6.55%, pagares principales,
               vencimiento 10/08/04..................................14,587,500
   28,700,000  6.875%, pagares principales,
               vencimiento 10/08/09..................................27,659,625

                                                                     68,415,875

Bancos Superregionales - 0.7%
   22,000,000  Firstar Bank N.A., 7.125%
                 pagares subordinados,
                 vencimiento 01/12/09................................20,790,000
    8,800,000  Northern Trust Corp., 7.10%
                 pagares subordinados,
                 vencimiento 01/08/09.................................8,371,000

                                                                     29,161,000

Equipos de Telecomunicaciones - 0.5%
   21,800,000  Lucent Technologies, Inc., 5.50%
                 pagares, vencimiento 15/11/08.......................19,347,500

Servicios de Telecomunicaciones - 3.1%
               Cox Communications, Inc.:
   21,700,000  7.00%, pagares, vencimiento 15/08/01..................21,428,750
   29,200,000  7.50%, pagares, vencimiento 15/08/04..................28,652,500
   13,000,000  7.75%, pagares, vencimiento 15/08/06..................12,772,500
   14,500,000  7.875%, pagares, vencimiento 15/08/09.................14,010,625
    9,319,000  Galaxy Telecom L.P., 12.375%
                 pagares subordinados principales,
                 vencimiento 01/10/05.................................8,853,050


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  9

JANUS BALANCED FUND

PROGRAMA DE INVERSIONES (sin auditar)

Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------

                   NTL, Inc.:
   12,046,000  7.00%, pagares subordinados convertibles
                 vencimiento 15/12/08............................$   24,363,035
   22,000,000  9.75%, pagares principales,
                 vencimiento 15/04/09................................19,450,464

                                                                    129,530,924

Telefonia - Larga Distancia - 1.0%
   45,900,000  AT&T Corp., 6.00%
                 pagares, vencimiento 15/03/09.......................40,908,375
-------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $1,154,978,507)..............1,156,410,086
-------------------------------------------------------------------------------
Bonos Extranjeros - 1.0%
Television por Cable - 0.4%
GBP 7,794,000  Telewest Communications PLC, 5.25%
                 bonos convertibles,
                 vencimiento 19/02/07**,+ ...........................15,976,827

Finanzas - Otros Servicios - 0.2%
EUR 6,900,000  Ono Finance PLC, 13.00%
                 pagares garantizados por la compania,
                 vencimiento 01/05/09+................................6,319,070

Servicios de Telecomunicaciones - 0.4%
EUR 9,126,000  COLT Telecom Group PLC, 2.00%
                 bonos convertibles, vencimiento 29/03/06+...........18,399,319
-------------------------------------------------------------------------------
Total de Bonos Extranjeros (costo de $29,490,732)....................40,695,216
-------------------------------------------------------------------------------
Acciones Preferentes - 5.7%
Television por Cable - 1.7%
      541,505  Comcast Corp., convertible, 2.00%
                 (Sprint Corp./PCS Group)............................56,316,520
      157,025  MediaOne Group, Inc., convertible, 6.25%..............15,712,314

                                                                     72,028,834

Electrica - Integrada - 3.1%
      877,814  Reliant Energy, Inc., convertible, 7.00%
                 (Time Warner, Inc.) ...............................129,971,335

Software de Internet - 0.3%
      322,275  PSINet, Inc., convertible, 7.00%+.....................10,111,378

Servicios de Telecomunicaciones - 0.6%
      437,500  Cox Communications, Inc.
                 convertible, 7.00%..................................25,265,625
-------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $210,912,504)...............237,377,172
-------------------------------------------------------------------------------
Certificados de Compra Futura ("Warrants") - 0%
Finanzas - Otros Servicios - 0%
        6,900  Ono Finance PLC - vence el 31/05/09*,+
                 (costo de $0)..........................................880,268
-------------------------------------------------------------------------------
Obligaciones del Gobierno de los EE.UU. - 15.6%
Agencias del Gobierno de los EE.UU. - 2.0%
               Fannie Mae:
$ 40,700,000     6.25%, vencimiento 15/11/02.........................39,803,786
  16,150,000     5.75%, vencimiento 15/04/03.........................15,517,243
               Sistema del Federal Home Loan Bank
  18,300,000     6.75%, vencimiento 01/02/02.........................18,185,625
               Freddie Mac
  12,700,000     7.00%, pagares, vencimiento 15/03/10................12,425,934

                                                                     85,932,588

Pagares del Tesoro de los EE.UU. - 13.6%
 144,900,000   5.875%, vencimiento 11/30/01.........................143,123,526
 220,765,000   5.875%, vencimiento 15/11/04.........................214,848,498
 216,950,000   6.00%, vencimiento 15/08/09..........................212,114,185

                                                                    570,086,209
-------------------------------------------------------------------------------
Total de Obligaciones del Gobierno de los EE.UU.
  (costo de $668,507,056)...........................................656,018,797
-------------------------------------------------------------------------------
Acuerdo de Recompra - 1.5%
$  64,100,000  ABN AMRO Securities, Inc., 5.90%
                 con fecha de 28/04/00, vencimiento
                 01/05/00, a ser comprado de vuelta a
                 $64,131,516 garantizado por $29,553,354
                 en Fannie Mae, 6.00%- 7.1562%,
                 25/12/08-25/02/30; $6,466,456 en el
                 Sistema del Federal Home Loan Bank,
                 6.74%, 06/07/09; $24,891,197 en Freddie
                 Mac, 6.00%-7.7775%, 15/12/07-15/12/28;
                 $14,866,382 en Ginnie Mae, 6.40%-7.50%,
                 20/04/22-16/02/30; con valores respectivos
                 de 24,665,680, $6,254,585, $21,538,876 y
                 $12,922,860 (costo de $64,100,000)..............$   64,100,000
-------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 3.6%
               UBS Financial Corp.
  150,000,000    6.04%, 01/05/00
                 (costo amortizado de $150,000,000).................150,000,000
-------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 4.7%
               Sistema del Federal Home Loan Bank:
   50,000,000    5.65%, 15/05/00.....................................49,890,139
   50,000,000    5.68%, 31/05/00.....................................49,758,750
   50,000,000    5.64%, 15/06/00.....................................49,647,500
   50,000,000    5.80%, 11/07/00.....................................49,392,500
-------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $198,724,444)...........................................198,688,889
-------------------------------------------------------------------------------
Total de Inversiones - (costo total de $3,787,547,777) - 99.5%....4,174,156,808
-------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0.5%.....................................22,368,604
-------------------------------------------------------------------------------
Activo Neto - 100%...............................................$4,196,525,412
-------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                % de Valores de Inversion                  Valor de Mercado
-------------------------------------------------------------------------------
Bermudas                                 0.3%                    $   14,179,063
Finlandia                                2.0%                        81,962,034
Espana                                   1.2%                        50,888,514
Reino Unido                              2.4%                        98,291,703
Estados Unidos++                        94.1%                     3,928,835,494
-------------------------------------------------------------------------------
Total                                  100.0%                    $4,174,156,808



++Incluye Valores a Corto Plazo (84.2% excluyendo los Valores a Corto Plazo)



Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                      Ganancia/
Divisa Vendida y             Unidades de    Valor de Divisa        (Perdida) No
Fecha de Liquidacion     Divisa Vendidas             en US$       Materializada
-------------------------------------------------------------------------------
Libra Esterlina 22/09/00      12,100,000        $18,825,180            $450,423
Libra Esterlina 05/10/00       7,200,000         11,204,640             190,080
-------------------------------------------------------------------------------
Total                                           $30,029,820            $640,503


Ver las Notas a los Programas de Inversiones.


10  Janus Equity Funds / 30 de abril del 2000

JANUS ENTERPRISE FUND

[Photo]

James Goff
Administrador de Cartera


Nuestro fuerte desempeno en el ejercicio fiscal de 1999 se prolongo hasta el 2000, permitiendo que el Janus Enterprise Fund registrara un rendimiento de 33.56% para el semestre finalizado el 30 de abril del 2000, mientras que nuestro indice referencial, el S&P MidCap 400 Index, obtuvo un rendimiento de 21.26%.(1) Este desempeno coloco al Janus Enterprise Fund en el cuartil mas alto del grupo de fondos afines para los 12 meses finalizados el 30 de abril del 2000, colocandolo en el rango 69 de entre 372 fondos de crecimiento de capitalizaciones multiples sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

He dicho a menudo que nos desempenamos mejor cuando hay poco crecimiento de ganancias, y eso es ciertamente lo que sucedio en los ultimos meses de 1999, cuando los inversionistas seguian favoreciendo a un nucleo selecto de companias de crecimiento rapido en algunos de los segmentos mas dinamicos del mercado. Sin embargo, para finales del periodo, la situacion habia cambiado, y las acciones economicamente sensibles o ciclicas -- un area que, por lo general, tratamos de evitar -- aumentaron vertiginosamente, al perder confianza los inversionistas en la "nueva economia". El desempeno relativamente superior de las acciones ciclicas en marzo y a principios de abril disimulo en parte un mercado sumamente dificil, apoyando a los componentes de la "vieja economia" de indices referenciales ampliamente informadas, tales como el MidCap 400, mientras que otras acciones bajaron de precio dramaticamente. Al mismo tiempo, regreso una intensa volatilidad, al lidiar los mercados con el entorno incierto de tipos de interes y la realizacion de ganancias en varios segmentos de alto perfil. De hecho, desde su punto maximo en marzo hasta su punto minimo en abril, las acciones medianas en Nasdaq experimentaron una correccion de 50%.

Durante todo este periodo dificil, mediante nuestro enfoque de compania por compania, seguimos identificando inversiones capaces de desempenarse bien, sin importar el ambiente del mercado en su conjunto. Un ejemplo de esto fue Network Solutions, la cual juega un papel vital en la infraestructura de Internet, al actuar como mayorista para direcciones en Internet. La compania fue adquirida por el lider en la industria de seguridad de Internet y otra de nuestras tenencias, VeriSign, a una prima sustancial durante el periodo. Nos gusto la operacion, aunque no nos extrano. A Network Solutions se le podria describir como una de las companias de "valor" del sector de Internet y, a diferencia de muchas de sus homologas de Internet, ha registrado ganancias y flujos de efectivo positivos por un buen tiempo. Era solo cuestion de tiempo antes de que un pretendiente adquiriera la compania bajo terminos favorables. Por otra parte, el negocio le fue tambien favorable a VeriSign. Al combinarse el lider mundial en soluciones de seguridad de Internet con la compania que proporciona practicamente todos los nombres de dominio de Internet, la fusion promete crear una fuerza arrolladora de verificacion y pagos electronicos por Internet, que jugara un papel clave en casi todas las iniciativas futuras de comercio electronico.

Hemos procurado aprovechar tambien el crecimiento en los negocios inalambricos. El numero de abonados celulares a nivel mundial crecio mas del 50% en 1999, y prevemos que las tasas de penetracion aceleraran, al cobrar impetu los datos inalambricos. Estamos participando a traves de nuestras posiciones en companias de servicio celular, tales como PowerTel, VoiceStream y Western Wireless, y en operadores de torre: American Tower y Crown Castle. Estas companias registraron un crecimiento sobresaliente durante el trimestre, y los inversionistas respondieron pagando precios mas altos por las acciones.

Lamentablemente, no todas nuestras posiciones contribuyeron al desempeno. Nuestras tenencias en los medios de difusion bajaron debido a preocupaciones de que los esfuerzos de la Reserve Federal -- encaminados a
                                               (continua en la siguiente pagina)

Perfil de la Cartera             30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                       97.5%                      95.0%
  Extranjeros                                    5.2%                       4.2%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                 31.8%                      37.7%
Numero de Acciones                                76                         55
Efectivo, Equivalentes a Efectivo y
  Valores de Renta Fija                          2.5%                       5.0%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                       30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Servicios de Telecomunicaciones                 10.9%                       9.1%
Contenido de Internet                            8.4%                       2.6%
Componentes Electronicos -
  Semiconductores                                7.5%                       6.6%
Telecomunicaciones Celulares                     7.5%                      11.6%
Radio                                            7.4%                       9.8%
--------------------------------------------------------------------------------

Las 10 Principales
Tenecias de Renta Variable       30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Paychex, Inc.                                    4.5%                       5.0%
AMFM, Inc.                                       4.1%                       2.2%
Inktomi Corp.                                    3.8%                        --
Metromedia Fiber Network, Inc. - Clase A         3.8%                       3.0%
McLeodUSA, Inc. - Clase A                        3.2%                       3.5%
Sepracor, Inc. - Clase A                         2.9%                       1.6%
Network Solutions, Inc.                          2.6%                        --
SDL, Inc.                                        2.6%                       4.8%
Vitesse, Semiconductor Corp.                     2.2%                       3.8%
Priceline.com, Inc.                              2.1%                        --
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo de crecimiento de capitalizaciones multiples como aquel "fondo que invierte en una variedad de gamas de capitalizacion de mercado, sin concentrar el 75% de sus activos de renta variable en una gama de capitalizacion de mercado en particular durante un periodo prolongado de tiempo. Por lo general, los fondos de capitalizaciones multiples tendran entre el 25% y el 75% de sus activos invertidos en companias con capitalizaciones de mercado (sobre una base ponderada de tres anos) por arriba de 300% de la capitalizacion de mercado mediana, ponderada en dolares, del S&P Mid-Cap 400 Index. Por lo comun, los fondos de crecimiento de capitalizaciones multiples invierten en companias con ganancias a largo plazo que se preve creceran mucho mas rapido que las ganancias de las acciones representadas en un indice de acciones no administrado importante. Normalmente, estos fondos tendran una relacion precio-ganancias, una relacion precio-valor contable y una cifra de crecimiento de ganancias de tres anos superiores al promedio, comparadas con el promedio del universo de los fondos diversificados de renta variable y capitalizaciones multiples de EE.UU.". Al 30 de abril del 2000, el Janus Enterprise Fund se coloco en el rango 15 de entre 160 fondos para el periodo de 5 anos. La calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de los dividendos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro.


                                   Janus Equity Funds / 30 de abril del 2000  11
desacelerar la economia-- darian por resultado gastos de publicidad reducidos. Ademas, interrogantes acerca de la sostenibilidad de recientes aumentos en los gastos de publicidad de las empresas punto-com ("dot-com") ejercieron tambien presion sobre nuestras tenencias. Sin embargo, excluidos los ingresos derivados de la publicidad de companias de Internet, el crecimiento de ingresos de nuestras tenencias aumento el 18% en promedio, y el flujo de efectivo de las mismas registro un impresionante aumento promedio del 40%, lo cual nos hace sentir sumamente optimistas en cuanto a las perspectivas de nuestras tenencias.

Mirando hacia el futuro, la reciente volatilidad del mercado podra de hecho continuar. Sin embargo, el secreto para sobrevivir tales periodos de incertidumbre es seguir enfocandose en los aspectos fundamentales; buscando formas de separar las bolas de tenis de los huevos. A fin de cuentas, a los inversionistas les atraeran las companias con un crecimiento rapido de ganancias y una rentabilidad superior, sin importar la rotacion ocasional, y a veces violenta, entre las acciones de las llamadas economia "vieja" y "nueva". Seguimos resueltos en nuestra estrategia de invertir solo en companias capaces de brindar un crecimiento de ganancias de por lo menos el 20% a lo largo de un plazo de tres a cinco anos, sin importar en que direccion vaya el mercado a corto plazo. Buscaremos ese crecimiento en todo el mercado, buscando siempre mas alla de como califiquen a las companias la comunidad de inversionistas y los medios de difusion populares. Mientras tanto, seguiremos reuniendonos personalmente con la gente que dirige a nuestras companias, aprovechando siempre la informacion a fondo que nos ha permitido invertir con confianza durante tantos anos.

Gracias por su inversion en el Janus Enterprise Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Enterprise Fund y el S&P MidCap 400 Index. El Janus Enterprise Fund esta representado por un area sombreada verde. El S&P MidCap 400 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 01 de septiembre de 1992, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Enterprise Fund ($74,398), comparado con el S&P MidCap 400 Index ($38,192).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 73.00%
Cinco anos, 35.75%
Desde el 01/09/92*, 29.95%

Janus Enterprise Fund - $74,398

S&P MidCap 400 Index - $38,192

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, aun mas importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.


PROGRAMA DE INVERSIONES (sin auditar)

Acciones o Monto del Capital                                 Valor de Mercado
-----------------------------------------------------------------------------
Acciones Ordinarias - 97.5%
Ventas de Publicidad - 1.4%
  2,484,600  Lamar Advertising Co.*..............................$109,477,688

Servicios de Publicidad - 1.8%
  2,175,765  TMP Worldwide, Inc.*.................................142,240,637

Software de Aplicaciones - 0.1%
    316,590  TenFold Corp.*.........................................8,092,832

Television por Cable - 0.2%
  1,196,660  Mediacom Communications Corp.*........................14,808,668

Telecomunicaciones Celulares - 7.5%
  3,608,705  Crown Castle International Corp.*....................138,484,054
    600,190  Millicom International Cellular S.A.*.................32,110,165
  1,211,305  Powertel, Inc.*.......................................81,460,261
  1,054,473  Telesystem International Wireless, Inc.*..............34,872,516
  1,300,256  VoiceStream Wireless Corp.*..........................128,725,344
  3,199,550  Western Wireless Corp. - Clase A*....................158,977,641

                                                                  574,629,981

Placas de Circuito - 0.4%
  1,897,550  Viasystems Group, Inc.*...............................30,242,203

Circuitos - 2.2%
  2,458,355  Vitesse Semiconductor Corp.*.........................167,321,787

Servicios Comerciales - 4.5%
  6,628,554  Paychex, Inc.........................................348,827,654

Seguridad de Datos de Computadora - 1.5%
    850,995  VeriSign, Inc.*......................................118,607,428

Software de Computadora - 1.0%
  1,609,726  Portal Software, Inc.*................................73,846,180

Computadoras - Sistemas Integrados - 1.2%
    744,445  Brocade Communications Systems, Inc.* ................92,311,180

Sistemas de Entrega de Drogas - 1.7%
    497,295  Alkermes, Inc.*.......................................26,480,959
  2,056,920  Andrx Corp.*.........................................105,288,593

                                                                  131,769,552
Comercio Electronico - 3.4%
    642,165  eBay, Inc.*..........................................102,224,641
  2,571,480  Priceline.com, Inc.*.................................162,646,110

                                                                  264,870,751

Componentes Electronicos - Semiconductores - 7.5%
  1,148,990  Applied Micro Circuits Corp.*........................148,076,086
    353,700  Cree, Inc.*...........................................51,463,350
  1,981,125  Intersil Holding Corp.*...............................69,339,375
  1,511,120  TriQuint Semiconductor, Inc.*........................155,362,025
  2,057,670  Xilinx, Inc.*........................................150,724,328

                                                                  574,965,164
Fibra Optica - 7.1%
  9,408,600  Metromedia Fiber Network, Inc. - Clase A*............290,490,525
    824,005  MRV Communications, Inc.*.............................56,804,845
  1,007,550  SDL, Inc.*...........................................196,472,250

                                                                  543,767,620

Ver las Notas a los Programas de Inversiones.


12  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                Valor de Mercado
----------------------------------------------------------------------------


Finanzas - Banqueros/Corredores de Inversion - 0.2%
       595,175  E*TRADE Group, Inc.*...........................$  12,796,262

Contenido de Internet - 8.4%
     1,905,200  DoubleClick, Inc.*...............................144,557,050
     1,895,530  Inktomi Corp.*...................................291,793,149
     1,352,580  Network Solutions, Inc.*.........................200,181,840

                                                                 636,532,039

Software de Internet - 4.7%
       269,470  Digex, Inc.*......................................21,018,660
     1,563,010  Exodus Communications, Inc.*.....................138,228,697
     1,493,715  Liberate Technologies, Inc.*......................58,441,599
     6,253,350  PSINet, Inc.*....................................144,999,553

                                                                 362,688,509

Medica - Biomedicos y Geneticos - 4.8%
       877,140  CuraGen Corp.*....................................23,353,852
       799,960  Human Genome Sciences, Inc.*......................61,246,938
       329,870  Incyte Pharmaceuticals, Inc.*.....................25,399,990
        95,860  Incyte Pharmaceuticals, Inc.*,ss.,+................6,919,894
       763,970  Maxygen, Inc.*....................................31,943,496
     1,486,625  Millennium Pharmaceuticals, Inc.*................118,000,859
     1,250,945  PE Corp./Celera Genomics Group*..................103,202,962

                                                                 370,067,991

Medica - Drogas - 5.3%
     1,682,560  King Pharmaceuticals, Inc.*,#.....................83,076,400
       646,128  MedImmune, Inc.*.................................103,202,962
     2,446,410  Sepracor, Inc.*..................................225,069,720

                                                                 411,486,217

Productos Medicos - 0.9%
       561,405  MiniMed, Inc.*....................................69,017,727

Musica/Clubes - 1.0%
     1,894,055  SFX Entertainment, Inc.*..........................78,840,039

Petroleo - Servicios de Campo - 0.2%
       224,200  Hanover Compressor Co.*...........................13,059,650

Radio - 7.4%
     4,692,300  AMFM, Inc.*......................................311,451,413
     1,115,620  Citadel Communications Corp.*.....................43,578,906
       531,440  Cox Radio, Inc. - Clase A*,#......................38,529,400
     1,175,655  Entercom Communications Corp.*....................49,965,338
     1,243,870  Hispanic Broadcasting Corp.*.....................125,708,612
        19,235  Radio One, Inc.*...................................1,115,630

                                                                 570,349,299

Fideicomisos de Inversion en Bienes Raices - 0.7%
       936,840  Pinnacle Holdings, Inc.*..........................52,638,698

Centros Turisticos y Parques de Diversiones - 1.1%
     4,068,140  Premier Parks, Inc.*..............................87,719,269

Minoristas - Farmacia - 0.5%
       972,330  CVS Corp. ........................................42,296,355

Telecomunicaciones por Satelite - 0.3%
       752,410  Adaptive Broadband Corp.*.........................24,453,325

Escuelas - 1.3%
     3,402,341  Apollo Group, Inc. - Clase A*.....................98,667,889

Equipos de Telecomunicaciones - 0.6%
       729,295  Efficient Networks, Inc.*.........................47,951,146

Servicios de Telecomunicaciones - 10.9%
     3,771,935  AT&T Canada, Inc.*...............................160,778,729
     2,631,165  Clearnet Communications, Inc. - Clase A*.........112,811,199
       796,745  Level 3 Communications, Inc.*.....................70,910,305
     9,941,640  McLeodUSA, Inc. - Clase A*.......................248,541,000
       824,360  MGC Communications, Inc.*.........................40,393,640
     1,813,467  Microcell Telecommunications, Inc. ...............63,244,662
       760,810  Net2Phone, Inc.*..................................33,570,741
     1,321,642  NTL, Inc.*.......................................101,105,613

                                                                 831,355,889

Telefonia - Integrada - 0.9%
       847,895  NEXTLINK Communications, Inc. - Clase A*..........71,488,147

Television - 0.7%
       526,405  Univision Communications, Inc. - Clase A*.........57,509,746

Terapeutica - 2.9%
     1,590,750  Abgenix, Inc.*...................................142,471,547
     1,449,535  Medarex, Inc.*....................................76,825,355

                                                                 219,296,902

Equipos Inalambricos - 3.2%
     2,996,380  American Tower Corp.*............................139,331,670
     1,180,260  Netro Corp.*......................................50,898,713
       530,070  RF Micro Devices, Inc.*...........................55,160,409

                                                                 245,390,792
----------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $6,690,271,239).........7,499,385,216
----------------------------------------------------------------------------
Bonos de Empresas - 0.8%
Sistemas de Entrega de Drogas - 0.2%
   $25,000,000  Alkermes, Inc., 3.75%
                  pagares subordinados convertibles
                  vencimiento 15/02/07+...........................14,031,250

Finanzas - Banqueros/Corredores de Inversion - 0.6%
    44,243,000  E*TRADE Group, Inc., 6.00%
                  pagares subordinados convertibles
                  vencimiento 01/02/07+...........................48,224,870
----------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $69,515,766).................62,256,120
----------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 1.1%
                Household Finance Corp.
    87,500,000  6.00%, 01/05/00
                (costo amortizado de $87,500,000).................87,500,000
----------------------------------------------------------------------------
Agencia del Gobierno de los EE.UU. - 0.4%
                Sistema del Federal Home Loan Bank
    30,000,000  5.87%, 07/09/00 (costo de $29,368,975)............29,326,800
----------------------------------------------------------------------------
Total de Inversiones (costo total de
  $6,876,655,980) - 99.8%......................................7,678,468,136
----------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0.2%..................................13,517,096
----------------------------------------------------------------------------
Activo Neto - 100%............................................$7,691,985,232
----------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                     % de Valores de Inversion          Valor de Mercado
----------------------------------------------------------------------------


Canada                                        4.8%            $  371,707,106
Luxemburgo                                    0.4%                32,110,165
Estados Unidos++                             94.8%             7,274,650,865
----------------------------------------------------------------------------
Total                                       100.0%            $7,678,468,136



++Incluye Valores a Corto Plazo (93.2% excluyendo los Valores a Corto Plazo)



Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  13

JANUS EQUITY INCOME FUND

[Photo]

Karen L. Reidy
Administradora de Cartera

En mi primera carta a ustedes en calidad de administradora de cartera del Janus Equity Income Fund, me complace informar que, para el semestre finalizado el
30 de abril del 2000, el Fondo obtuvo un rendimiento de 14.66%, dejando atras al S&P 500 Index, el cual registro un rendimiento de 7.18%.(1)

Para poner nuestro desempeno en el debido contexto, quisiera explicar las marcadas fluctuaciones de mercado que caracterizaron el periodo, y como nuestro enfoque minucioso para la seleccion de acciones nos ayudo a lidiar exitosamente con la extrema volatilidad. Como era de esperar, las fluctuaciones, casi diarias, fueron motivadas en gran medida por temores de que los tipos de interes aumentarian. Como resultado, los precios de las acciones experimentaron una baja generalizada. En medio de esa turbulencia, la reaccion natural de muchos inversionistas es quedarse pegados a las pantallas de computadora para comprar y vender rapidamente. Pero, nosotros sabemos que esa es la oportunidad mas propicia para salir a reunirse con nuestras companias, asistir a congresos empresariales o participar en foros industriales. La informacion que obtenemos en estos viajes nos da la confianza de que nuestras companias siguen siendo buenas inversiones.

Esa descripcion le corresponde ciertamente a EMC Corp., la fabricante lider de sistemas de almacenamiento y recuperacion de memoria para las computadoras de unidad principal ("mainframe") grandes. Durante la ultima decada, EMC ha forjado una posicion dominante en el mercado de sistemas de almacenamiento a nivel de toda la empresa, los que permiten que los clientes conectados en red administren, protejan y compartan informacion rapida y confiablemente. Asimismo, el advenimiento de la Red Mundial ("World Wide Web"), la cual produce cada dia mas informacion que debe ser almacenada debidamente, ha generado nuevas e interesantes oportunidades para EMC. Por ejemplo, la compania introdujo recientemente una gama de productos nuevos para abordar el mercado de tamano medio y apoyar a redes de almacenamiento basados en Internet. En consecuencia, al seguir expandiendose el Internet, el incremento de ganancias y el flujo de efectivo de EMC han incremetado tambien. Por estos motivos, seguimos siendo muy optimistas acerca de las perspectivas de EMC en el futuro.

Otra compania con una reputacion por estar en la vanguardia de la innovacion es Texas Instruments, una de las tenencias del Fondo que mejor desempeno registro. Texas Instruments es la fabricante lider de los procesadores de senales digitales ("digital signal processors" o "DSP"), los cuales son los motores de los telefonos inalambricos. La compania se ha beneficiado enormemente, no solo del crecimiento explosivo en el uso de los telefonos celulares, sino que ademas esta en buenas condiciones para aprovechar las nuevas aplicaciones para los DSP. Por ejemplo, Texas Instruments introdujo recientemente dos DSP que suministraran la velocidad y la energia necesarias para artefactos de Internet de multimedios inalambricos personales. Al seguir Texas Instruments introduciendo nueva tecnologia de punta, prevemos que la compania nos premiara con resultados excepcionales.

En medio de la volatilidad, nuestra posicion en acciones convertibles preferentes de Reliant Energy, las cuales se convierten en acciones de Time Warner, nos permitieron participar en el repunte de la compania y, a la misma vez, brindaron un grado de proteccion contra la regresion. La fusion inminente de Time Warner y America Online le proporcionara a Time Warner, propietaria de una vasta biblioteca de medios de programas de television, peliculas y publicaciones, con un publico instantaneo de mas de 20 millones de suscriptores de America Online (AOL). Asimismo, AOL podra aprovechar las altamente valoradas lineas de cable de banda ancha de Time Warner. En vista de estos factores positivos, confiamos en que la union de estas dos poderosas companias con marcas de renombre crearan flujos de ingresos nuevos y de rapido crecimiento.


Perfil de la Cartera           30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------

Valores de Renta Variable                     69.3%                        57.0%
Valores de Renta Fija
  Bonos de Empresas con
    Grado de Inversion                         2.1%                         1.8%
  Bonos de Empresas de Alto
    Rendimiento/Alto Riesgo                    6.6%                        14.3%
  Acciones Preferentes                         7.8%                        21.8%
Los 10 Principales Valores de Renta
  Variable/Preferentes (% de Activos)         31.1%                        35.3%
Numero de Acciones                              58                           51
Efectivo y Equivalentes a Efectivo            14.2%                         5.1%
--------------------------------------------------------------------------------


Las 5 Principales
Industrias                     30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------

Computadoras - Dispositivos
de Memoria                                     5.7%                          --
Television por Cable                           5.1%                        12.1%
Ductos                                         4.9%                         2.3%
Operaciones Diversificadas                     4.9%                         2.0%
Equipos de Telecomunicaciones                  4.5%                         2.7%
--------------------------------------------------------------------------------


Las 10 Principales Tenencias de
Renta Variable/Preferentes     30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------

General Electric Co.                           4.9%                         0.9%
Nokia Oyj                                      4.5%                         1.5%
EMC Corp.                                      3.5%                          --
Enron Corp.                                    3.4%                         2.3%
Reliant Energy, Inc., convertible, 7.00%
  (Time Warner, Inc.)                          3.3%                         9.4%
AT&T Corp./Liberty Media Group - Clase A       2.4%                         1.2%
Univision Communications, Inc. - Clase A       2.4%                         2.9%
Cisco Systems, Inc.                            2.3%                         1.9%
American Express Co.                           2.2%                         2.7%
Texas Instruments, Inc.                        2.2%                         0.7%
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.


14  Janus Equity Funds / 30 de abril del 2000

Por tal motivo, nuestra posicion en Reliant Energy se beneficiara.

Nuestras decepciones incluyeron la operadora de cable Comcast Corporation, la cual fue victima de una baja significativa de las acciones de cable. Sin embargo, los aspectos fundamentales en Comcast no han sido nunca mejores, y creemos que el crecimiento en el flujo de efectivo acelerara en el 2001, haciendo que los inversionistas vuelvan a invertir en la compania. American Express fue otra compania que registro un desempeno pobre. Aunque fue una de un punado de companias financieras cuyas acciones registraron una revalorizacion solida el ano pasado, esa compania bajo debido a la percepcion de que estaba valorada de manera exorbitante en comparacion con sus homologas. Sin embargo, el incremento en los ingresos de American Express ha estado acelerando debido a la ampliacion de sus servicios relacionados con los viajes y el rapido crecimiento de los titulares de cuentas de credito. Asi pues, consideramos que la baja a corto plazo era una oportunidad para comprar.

Mirando hacia el futuro, seguiremos enfocados firmemente en buscar a companias con directivos de primera calidad, un crecimiento superior en los ingresos y las ganancias y un flujo de efectivo en aceleracion, ya que la experiencia ha demostrado que los negocios con estas cualidades son capaces de desempenarse bien en cualquier entorno de mercado.

Gracias por su inversion en el Janus Equity Income Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Equity Income Fund y el S&P 500 Index. El Janus Equity Income Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 28 de junio de 1996, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Equity Income Fund ($29,481), comparado con el S&P 500 Index ($22,997).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 19.26%
Desde el 28/06/96*, 32.54%

Janus Equity Income Fund - $29,481

S&P 500 Index - $22,997

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.


PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Acciones Ordinarias - 69.3%
Biotecnologia Agricola - 0.6%
   136,830  Pharmacia Corp. .......................................$   6,832,948

Cerveceria - 0.9%
   134,610  Anheuser-Busch Companies, Inc. ............................9,498,418

Servicios de Difusion y Programacion - 2.4%
   530,965  AT&T Corp./Liberty Media Group - Clase A*.................26,515,065

Television por Cable - 1.8%
   496,788  Comcast Corp. - Clase A Especial*.........................19,902,569

Telecomunicaciones Celulares - 0.9%
    49,835  Nextel Communications, Inc. - Clase A*.....................5,453,818
    99,445  Vodafone AirTouch PLC (ADR)**..............................4,673,915

                                                                      10,127,733
Productos Quimicos - Diversificados - 0.9%
   518,605  Lyondell Chemical Co. .....................................9,529,367

Productos Quimicos - de Especialidad - 0.7%
   179,400  Praxair, Inc. .............................................7,972,087

Circuitos - 3.0%
   310,670  Linear Technology Corp. ..................................17,747,024
   223,250  Maxim Integrated Products, Inc.*..........................14,469,391

                                                                      32,216,415
Servicios Comerciales - 0.8%
   170,165  Paychex, Inc. .............................................8,954,933

Seguridad de Datos de Computadora - 0.6%
    44,955  VeriSign, Inc.*............................................6,265,603

Computadoras - Dispositivos de Memoria - 4.4%
   271,700  EMC Corp.*................................................37,749,319
    95,340  VERITAS Software Corp.*...................................10,226,705

                                                                      47,976,024
Lineas de Cruceros - 0.5%
   244,034  Royal Caribbean Cruises, Ltd. .............................5,078,958

Procesamiento y Administracion de Datos - 2.2%
   443,030  Automatic Data Processing, Inc. ..........................23,840,552

Distribucion y Mayoristas - 1.0%
   204,425  Costco Wholesale Corp.*...................................11,051,727

Servicios Financieros Diversificados - 2.0%
   435,845  Associates First Capital Corp. - Clase A ..................9,670,311
   204,675  Citigroup, Inc. ..........................................12,165,370

                                                                      21,835,681
Operaciones Diversificadas - 4.9%
   336,260  General Electric Co. .....................................52,876,885

Componentes Electronicos - Semiconductores - 2.2%
   146,455  Texas Instruments, Inc. ..................................23,853,858

Software y Servicios a Nivel de Empresa - 1.0%
   137,455  Oracle Corp.* ............................................10,987,809


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  15

JANUS EQUITY INCOME FUND

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------


Fibra Optica - 0.9%
     48,355  Corning, Inc...........................................$  9,550,112

Finanzas - Tarjeta de Credito - 2.2%
    162,340  American Express Co......................................24,361,146

Finanzas - Banqueros/Corredores de Inversion - 1.0%
    233,514  Charles Schwab Corp......................................10,391,373

Sistemas y Dispositivos de Identificacion - 1.2%
    235,057  Symbol Technologies, Inc.................................13,104,428

Contenido de Internet - 0.9%
     82,410  DoubleClick, Inc.*........................................6,252,859
     21,620  Network Solutions, Inc.*..................................3,199,760

                                                                       9,452,619

Software de Internet - 0.6%
    116,245  America Online, Inc.*.....................................6,952,904

Seguros de Vida y de Salud - 1.7%
  1,225,877  Prudential PLC**.........................................18,979,210

Medica - Biomedicos y Geneticos - 0.6%
     58,110  Genentech, Inc.*..........................................6,798,870

Medica - Drogas -0.5%
    126,905  Pfizer, Inc...............................................5,345,873

Bancos de Centros Monetarios - 0.6%
    170,460  Bank of New York Company, Inc.............................6,999,514

Seguro de lineas Multiples - 0.7%
     68,215  American International Group, Inc.........................7,482,333

Multimedios - 1.5%
    297,675  Viacom, Inc. - Clase B*..................................16,186,078

Productos de Redes - 2.3%
    355,628  Cisco Systems, Inc.*.....................................24,655,022

Suministros Opticos - 0.9%
    157,210  Allergan, Inc.............................................9,255,739

Ductos - 4.9%
    388,655  El Paso Energy Corp......................................16,517,837
    529,430  Enron Corp...............................................36,894,653

                                                                      53,412,490
Impresion - Comercial - 0.4%
    112,030  Valassis Communications, Inc.*............................3,816,022

Radio - 3.0%
    172,585  Hispanic Broadcasting Corp.*.............................17,441,872
    433,935  Infinity Broadcasting Corp. Clase - A*...................14,726,669

                                                                      32,168,541
Minoristas - Productos para la Construccion - 2.0%
    379,990  Home Depot, Inc..........................................21,303,189

Minoristas - de Descuento - 1.9%
    369,480  Wal-Mart Stores, Inc.....................................20,459,955

Minoristas - Materiales de Oficina - 0.5%
    274,220  Staples, Inc.*............................................5,227,319

Equipos de Telecomunicaciones - 4.5%
    111,520  Nokia Oyj.................................................6,412,393
    735,368  Nokia Oyj (ADR)..........................................41,824,055

                                                                      48,236,448

Servicios de Telecomunicaciones - 1.8%
    118,900  Cox Communications, Inc. - Clase A*...................... 5,090,406
    558,810  McLeodUSA, Inc. - Clase A*...............................13,970,250

                                                                      19,060,656

Telefonia - Integrada - 1.5%
    705,981  Telefonica S.A.*.........................................15,748,618
      9,865  Telefonica S.A. (ADR)*......................................653,556

                                                                      16,402,174

Television - 2.4%
    232,928  Univision Communications, Inc. - Clase A*. ..............25,447,384
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $577,348,246).................750,366,031
--------------------------------------------------------------------------------

Bonos de Empresas - 7.8%
Agencias de Publicidad - 0.1%
 $  293,000  Omnicom Group, Inc., 4.25%
               obligaciones
               subordinadas convertibles
               vencimiento 03/01/07......................................847,136

Telecomunicaciones Celulares - 2.9%
             Nextel Communications, Inc.:
  2,445,000    4.75%, pagares principales convertibles,
                 vencimiento 01/07/07..................................5,938,294
  9,514,000    9.375%, pagares principales,
                 vencimiento 15/11/09..................................9,085,870
  9,789,000    5.25%, pagares principales convertibles
                 vencimiento 15/01/10+.................................9,544,275
  6,277,000  VoiceStream Wireless Corp., 10.375%
               pagares principales,
               vencimiento 15/11/09+...................................6,371,155

                                                                      30,939,594

Computadoras - Dispositivos de Memoria - 1.3%
  8,704,000  EMC Corp., 6.00%
               pagares subordinados convertibles
               vencimiento 15/05/04...................................14,361,600

Software y Servicios a Nivel de Empresa - 1.1%
  2,468,000  BEA Systems, Inc., 4.00%
               pagares subordinados convertibles
               vencimiento 15/12/06+...................................3,800,720

  4,476,000  i2 Technologies, Inc., 5.25%
               pagares subordinados convertibles
               vencimiento 15/12/06+...................................8,325,360

                                                                      12,126,080
Fibra Optica - 0.2%
  2,371,000  Metromedia Fiber Network, Inc., 10.00%
               pagares principales,
               vencimiento 15/12/09....................................2,258,377

Software de Internet - 0.5%
  6,065,000  PSINet, Inc., 11.00%
               pagares principales,
               vencimiento 01/08/09....................................5,337,200

Radio - 0.7%
  6,211,000  Clear Channel Communications, Inc., 2.625%
               pagares principales convertibles,
               vencimiento 01/04/03....................................7,919,025

Servicios de Telecomunicaciones - 1.0%
  5,177,000  NTL, Inc., 7.00%
               pagares subordinados convertibles
               vencimiento 15/12/08...................................10,470,482
--------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $79,869,363).....................84,259,494
--------------------------------------------------------------------------------

Ver las Notas a los Programas de Inversiones.


16  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)


Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------

Bono Extranjero - 0.9%
Television por Cable - 0.9%
GBP 4,652,000  Telewest Communications PLC, 5.25%
                 bonos convertibles,
                 vencimiento 19/02/07**,+
                 (costo de $7,283,495)............................$   9,536,079
-------------------------------------------------------------------------------
Acciones Preferentes - 7.8%
Automotriz - Automoviles y Camiones Livianos - 0.7%

        3,235  Porsche A.G............................................8,047,759
Television por Cable - 2.4%
      210,490  Comcast Corp.
                 convertible, 2.00%
                 (Sprint Corp./PCS Group)............................21,890,960
       41,335  MediaOne Group, Inc.
                 convertible, 6.25% ..................................4,136,083

                                                                     26,027,043

Electrica - Integrada - 3.3%
      241,950  Reliant Energy, Inc.
                 convertible, 7.00% (Time Warner, Inc.)..............35,823,722

Software de Internet - 0.2%
       56,170  PSINet, Inc.
                 convertible, 7.00%+ .................................1,762,334

Servicios de Telecomunicaciones - 1.2%
      221,000  Cox Communications, Inc.
                 convertible, 7.00% .................................12,762,750
-------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $75,635,045).................84,423,608
-------------------------------------------------------------------------------
Acuerdo de Recompra - 1.5%
  $16,500,000  ABN AMRO Securities, Inc., 5.90% con
                 fecha de 28/04/00, vencimiento 01/05/00,
                 a ser comprado de vuelta a $16,508,113
                 garantizado por $7,607,338 en Fannie
                 Mae, 6.00% - 7.1562%, 25/12/08 - 25/02/30;
                 $1,664,532 en el Sistema del Federal
                 Home Loan Bank, 6.74%, 06/07/09;
                 $6,407,250 en Freddie Mac, 6.00% -
                 7.7775%, 15/12/07 - 12/15/28; $3,826,760
                 en Ginnie Mae, 6.40% - 7.50%, 20/04/22 -
                 16/02/30; con valores respectivos de
                 $6,349,200, $1,609,994, $5,544,328 y
                 $3,326,478 (costo de $16,500,000)...................16,500,000
-------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 4.6%
               Household Finance Corp.
   50,000,000    6.00%, 01/05/00
                 (costo amortizado de $50,000,000)...................50,000,000
-------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 7.3%
               Sistema del Federal Home Loan Bank
   20,000,000    5.89%, 30/06/00.....................................19,798,000
               Freddie Mac
   60,000,000    6.02%, 06/07/00.....................................59,322,000
-------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $79,141,466).............................................79,120,000
-------------------------------------------------------------------------------
Total de Inversiones (costo total de $885,777,615) - 99.2%........1,074,205,212
-------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
descontados los Pasivos - 0.8% .......................................8,052,484
-------------------------------------------------------------------------------
Activo Neto - 100%...............................................$1,082,257,696
-------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                      % de Valores de Inversion            Valor de Mercado
-------------------------------------------------------------------------------
Finlandia                                      4.5%                  48,236,448
Alemania                                       0.8%                   8,047,759
Espana                                         1.5%                  16,402,174
Reino Unido                                    3.1%                  33,189,204
Estados Unidos++                              90.1%                 968,329,627
-------------------------------------------------------------------------------
Total                                        100.0%              $1,074,205,212
-------------------------------------------------------------------------------


++Incluye Valores a Corto Plazo (76.6% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                      Ganancia/
Divisa Vendida y             Unidades de   Valor de Divisa         (Perdida) No
Fecha de Liquidacion     Divisa Vendidas            en US$        Materializada
-------------------------------------------------------------------------------
Libra Esterlina 22/09/00       5,700,000        $8,868,060             $212,183
Libra Esterlina 05/10/00         600,000           933,720               15,840
-------------------------------------------------------------------------------
Total                                           $9,801,780             $228,023


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  17

JANUS GLOBAL LIFE SCIENCES FUND (cerrado a nuevos inversionistas)

[Photo]

Thomas Malley
Administrador de Cartera


Me complace informar que el Janus Global Life Sciences Fund registro un rendimiento de 43.86% durante el semestre finalizado el 30 de abril del 2000, superando facilmente al rendimiento de 7.18% de su indice referencial, el S&P 500 Index.(1)

El Fondo resistio un aumento dramatico en la volatilidad para terminar el periodo en un nivel mas alto. Las acciones de biotecnologia -- las que, colectivamente, tienen fama por sus movimientos de precios erraticos a veces-- nunca han encarado un periodo mas volatil. La popularidad repentina de muchas companias de biotecnologia desconocidas hasta ahora, causo un cambio profundo en la base de inversionistas en la biotecnologia; los inversionistas sofisticados y conocedores de la tecnologia se vieron suplantados por inversionistas de impetu que buscaban utilidades rapidas. Un repunte en la biotecnologia que comenzo en noviembre continuo hasta principios de marzo, cuando el Presidente Clinton sugirio que los resultados de la mapificacion del genoma humano no deberian patentarse gene por gene, sino que deberian ser divulgados al publico. En pocas semanas, el Nasdaq Biotechnology Index habia perdido mas del 40% de su valor, al huir los inversionistas no tradicionales del sector. Mientras que nuestras tenencias en companias tales como Incyte Pharmaceuticals y Protein Design Labs se vieron arrastradas en el remolino descendente, nuestro enfoque en oportunidades de la mas alta calidad exclusivamente nos brindo una medida de proteccion contra la extrema volatilidad del sector. De hecho, muchas de nuestras companias han recuperado ya mucho del terreno que perdieron durante la retirada en marzo y abril, y seguimos confiando en sus perspectivas a largo plazo.

Aunque la volatilidad ha sido dificil, creemos que una gran parte del valor en el area de las ciencias de la vida en los proximos cinco anos sera generado por companias de biotecnologia. Por ese motivo, la biotecnologia seguira siendo un area de enfoque para el Fondo. Al igual que en toda empresa con intensa tecnologia y rapido crecimiento, la inversion en la biotecnologia requiere de un conocimiento detallado de la ciencia detras de las noticias. Es de importancia absolutamente critica el desarrollo de conocimiento directo de cada tenencia individual. Seguiremos invirtiendo en la biotecnologia mientras continue nuestra investigacion a fondo, a fin de encontrar oportunidades individuales contundentes en el sector.

En el extremo opuesto del espectro, estan companias farmaceuticas de alta capitalizacion, como Pfizer y Pharmacia; ambas de la cuales registraron repuntes durante el periodo. Estas companias se han convertido en una especie de "refugio seguro" contra las fluctuaciones exageradas de la industria, y han seguido una via contraria a la biotecnologia, bajando durante los primeros meses del periodo, como resultado de la incertidumbre reguladora y una desaceleracion percibida en la investigacion, antes de recuperarse fuertemente en marzo. Nos anima la mayor atencion que los inversionistas le prestan a esta area y hemos aumentado nuestra exposicion para seleccionar companias farmaceuticas de alta capitalizacion que, a nuestro juicio, tengan perspectivas de crecimiento sobresalientes.

Mientras tanto, la fabricante de drogas genericas, Andrx, una de las posiciones mas grandes del Fondo, repunto sustancialmente despues de la aprobacion provisional de la FDA a su version generica de Prilosec, el tratamiento contra ulceras de Astra-Zeneca; en la actualidad, el medicamento recetado que mas se vende en el mundo. Andrx siguio tambien desempenandose bien conforme a bases fundamentales. Los resultados de la compania para el primer trimestre registraron un dramatico aumento de mas de 130% en el ingreso neto y una ampliacion de margen significativa, lo cual recalco nuestra confianza.

Nuestra posicion en la especialista de transcripciones medicas MedQuist fue otra mas que sobresalio. La compania, la cual convierte dictados y otros registros medicos en un formato digital que mejora extensamente la eficacia

Perfil de la Cartera              30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                        70.8%                     82.6%
  Extranjeros                                    11.7%                     11.0%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                  24.9%                     47.0%
Numero de Acciones                                 68                        39
Efectivo y Equivalentes a Efectivo               29.2%                     17.4%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                        30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Medica - Drogas                                  25.6%                     13.3%
Terapeutica                                      13.0%                     19.9%
Medica - Biomedicos y Geneticos                  10.7%                     26.5%
Sistemas de Entrega de Drogas                     3.6%                       --
Biotecnologia Agricola                            2.6%                       --
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable       30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Andrx Corp.                                       3.1%                       --
Pfizer, Inc.                                      3.0%                      1.0%
Sepracor, Inc.                                    2.8%                       --
Pharmacia Corp.                                   2.6%                       --
Allergan, Inc.                                    2.6%                      5.1%
ImClone Systems, Inc.                             2.4%                       --
American Home Products Corp.                      2.3%                       --
Biovail Corp. - Acciones de Nueva York            2.1%                       --
QLT PhotoTherapeutics, Inc.
  - Acciones de Nueva York                        2.0%                      9.8%
Invitrogen Corp.                                  2.0%                      1.4%
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.


18 Janus Equity Funds / 30 de abril del 2000 de las oficinas administrativas de los centros medicos, repunto solidamente despues de haber registrado un crecimiento de mas del 50% en las ganancias de las operaciones en el trimestre recien concluido. Ya que MedQuist goza de una participacion de mercado dominante, crecimiento constante y flujos de efectivo estables, nos entusiasman sus perspectivas; sobre todo porque la subcontratacion de servicios propios para la administracion de consultorios medicos sigue cobrando auge.

Aunque nos complacio nuestro desempeno en un mercado tan incierto, hubo algunas decepciones. Ademas de la extrema volatilidad del sector de la biotecnologia, una baja general en la popularidad de las companias de tecnologia de informacion relacionadas con la atencion a la salud fue desfavorable para algunas de nuestras tenencias. Eclipsys, una proveedora lider de soluciones de software y tecnologia de la informacion para hospitales, disminuyo marcadamente de precio despues de anunciar planes para fusionarse con Neopharma, la compania de atencion a la salud por Internet, en una negociacion que segun algunos inversionistas de Eclipsys, coloco los intereses de estos por debajo de los de accionistas de Neopharma. Aunque seguimos creyendo en el potencial de crecimiento a largo plazo de Eclipsys, hemos optado por enfocar nuestra inversion en otras companias y vendimos la posicion con perdida.

Mirando hacia el futuro, es probable que la incertidumbre en torno a los tipos de interes y la retirada de ganancias en segmentos selectos del mercado haga que los mercados de renta variable sigan estando debiles en los meses venideros. Sin embargo, seguiremos enfocandonos en companias con un potencial de crecimiento solido a largo plazo, sin importar lo que el mercado haga durante el resto del ano. Y, como siempre, seguiremos buscando ese crecimiento en companias que desarrollan activamente los productos y procedimientos que curan enfermedades y mejoran la salud humana.

Gracias por su confianza e inversion en el Janus Global Life Sciences Fund.

Aspecto General del Desempeno


[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Global Life Sciences Fund y el S&P 500 Index. El Janus Global Life Sciences Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 31 de diciembre de 1998, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Global Life Sciences Fund ($17,220), comparado con el S&P 500 Index ($12,008).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 67.35%
Desde el 31/12/98*, 50.53%

Janus Global Life Sciences Fund - $17,220

S&P 500 Index - $12,008


*La fecha de inicio del Fondo
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.



PROGRAMA DE INVERSIONES (SIN AUDITAR)

Acciones o Monto del Capital              Valor de Mercado
------------------------------------------------------------------------
Acciones Ordinarias - 70.8%
Biotecnologia Agricola - 2.6%
 1,725,025 Pharmacia Corp.................................$ 86,143,436

Productos Quimicos - de Especialidad - 0.7%
  684,120 Symyx Technologies, Inc.*........................22,704,232

Servicios Comerciales - 0.1%
  180,000 eBenX, Inc.*..................................... 2,955,938

Cosmeticos y Articulos de Tocador - 1.6%
  884,775 Colgate-Palmolive Co.............................50,542,772

Equipos de Diagnostico - 0.4%
  269,560 Cytyc Corp.*.....................................12,062,810

Sistemas de Entrega de Drogas - 3.6%
 1,957,700 Andrx Corp.*....................................100,209,769
  386,515 Emisphere Technologies, Inc.*....................15,865,233

                               116,075,002

Contencion de Costos de Atencion a la Salud - 1.9%
 1,791,170 MedQuist, Inc.*..................................63,474,587

Instrumentos - Cientificos - 1.5%
  793,830 PE Corp./PE Biosystems Group...................$ 47,629,800

Software de Internet - 0.4%
 2,000,000 e-MedSoft.com*,ss.,+.............................14,410,000

Medica - Biomedicos y Geneticos - 10.7%
  846,770 Alexion Pharmaceuticals, Inc.*,#.................37,787,111
 1,282,840 ArQule, Inc.*,#..................................15,153,548
  720,000 Cellegy Pharmaceuticals, Inc.*,ss.,+,#............4,843,800
  220,745 Genentech, Inc.*.................................25,827,165
 1,277,010 Immunomedics, Inc.*..............................18,516,645
  749,375 Immunomedics, Inc.*,ss.,+.........................9,670,684
  411,415 Incyte Pharmaceuticals, Inc.*....................31,678,955
 1,051,915 Invitrogen Corp.*,#..............................65,613,198
  538,700 Maxim Pharmaceuticals, Inc.*.....................20,874,625
  742,995 Oxford GlycoSciences PLC*,**.....................18,747,547
  482,500 Protein Design Labs, Inc.*.......................48,973,750
  100,210 QIAGEN N.V.......................................14,542,976
 1,514,130 Ribozyme Pharmaceuticals, Inc.*,#................37,096,185

                               349,326,189

Ver las Notas a los Programas de Inversiones.


                  Janus Equity Funds / 30 de abril del 2000 19

JANUS GLOBAL LIFE SCIENCES FUND



PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Medica - Medicamentos - 25.6%
     884,925  Abbott Laboratories.................................$   34,014,305
   1,314,710  American Home Products Corp. ...........................73,870,268
     317,934  Angiotech Pharmaceuticals, Inc.*.........................9,763,378
       4,784  Ares-Serono Group - Clase B**...........................14,723,422
     766,765  AstraZeneca Group PLC (ADR)**...........................32,299,976
   1,462,390  Biovail Corp. - Acciones de Nueva York*.................69,737,723
   1,050,160  Celgene Corp.*..........................................49,423,155
     726,200  CIMA Labs, Inc.*,#......................................10,166,800
   1,068,895  DUSA Pharmaceuticals, Inc.
                - Acciones de Nueva York*,#...........................17,636,767
     496,145  Eli Lilly and Co. ......................................38,358,210
     412,345  Forest Laboratories, Inc.*..............................34,662,752
     545,810  Glaxo Wellcome PLC (ADR)**..............................34,283,691
     412,100  IntraBiotics Pharmaceuticals, Inc.*......................4,790,662
     232,065  MedImmune, Inc.*........................................37,115,896
     491,180  Merck & Co., Inc. ......................................34,137,010
     928,460  OSI Pharmaceuticals, Inc.*..............................12,708,296
   1,000,000  OSI Pharmaceuticals, Inc.*,ss.,+........................12,318,750
   2,347,915  Pfizer, Inc. ...........................................98,905,919
     430,335  Priority Healthcare Corp.*..............................23,829,801
     983,735  Sepracor, Inc.*.........................................90,503,620
   2,747,066  Shire Pharmaceuticals Group PLC*,**.....................39,160,327
  21,315,712  SkyePharma PLC*,**......................................33,354,826
     447,000  Takeda Chemical Industries, Ltd.**......................29,408,010

                                                                     835,173,564
Sistemas de Informacion Medica - 1.3%
     683,550  Allscripts, Inc.*.......................................21,190,050
   1,000,000  Healtheon/WebMD Corp.*,ss.,+............................19,693,440

                                                                      40,883,490
Instrumentos Medicos - 1.0%
     636,560  Medtronic, Inc. ........................................33,061,335

Productos Medicos - 2.5%
     900,000  HemaSure, Inc.*,ss.,+,#..................................5,146,875
     445,385  Johnson & Johnson.......................................36,744,263
     315,360  MiniMed, Inc.*..........................................38,769,570

                                                                      80,660,708
Suministros Opticos - 2.6%
   1,459,880  Allergan, Inc. .........................................85,950,435

Investigacion y Desarrollo - 1.0%
     899,050  Aurora Biosciences Corp.*,ss.,+,#.......................31,612,846

Terapeutica - 13.0%
     267,740  Abgenix, Inc.*..........................................23,979,464
     519,555  CV Therapeutics, Inc.*..................................20,717,256
   1,768,045  ILEX Oncology, Inc.*,#..................................42,433,080
     853,080  ImClone Systems, Inc.*..................................77,630,280
     742,000  NaPro BioTherapeutics, Inc.*.............................4,359,250
     874,385  Neurogen Corp.*,#.......................................25,575,761
     850,000  NPS Pharmaceuticals, Inc.*,ss.,+,#......................10,718,500
     496,820  Pharmacyclics, Inc. ....................................22,543,207
     815,330  Progenics Pharmaceuticals, Inc.*,#......................37,505,180
   1,190,410  QLT PhotoTherapeutics, Inc.
                - Acciones de Nueva York*.............................66,142,156
     767,340  Trimeris, Inc.*,#........................................6,425,271
     400,000  Trimeris, Inc.*,ss.,+...................................13,499,500
     950,360  United Therapeutics Corp.*..............................53,695,340

                                                                     425,224,245
Equipos Inalambricos - 0.3%
     754,565  Data Critical Corp.*.....................................8,771,818
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $2,399,254,377).............2,306,663,207
--------------------------------------------------------------------------------

Agencias del Gobierno de los EE.UU. - 26.7%
                Fannie Mae:
  $ 50,000,000    5.92%, 17/08/00..................................$  49,062,500
    50,000,000    6.13%, 28/09/00.....................................48,683,350
                Sistema del Federal Home Loan Bank:
   156,600,000    5.88%, 01/05/00....................................156,600,000
    50,000,000    5.64%, 15/06/00.....................................49,647,500
   100,000,000    5.90%, 16/06/00.....................................99,246,111
    50,000,000    5.75%, 19/06/00.....................................49,608,681
    50,000,000    5.94%, 29/06/00.....................................49,503,000
   100,000,000    5.89%, 30/06/00.....................................98,990,000
   100,000,000    5.95%, 24/07/00.....................................98,562,000
    50,000,000    5.87%, 08/09/00.....................................48,869,500
    50,000,000    6.02%, 22/09/00.....................................48,748,000
    25,000,000    6.05%, 16/10/00.....................................24,267,250
                Freddie Mac
    50,000,000    5.87%, 01/06/00.....................................49,747,264
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
 (costo de $871,860,361).............................................871,535,156
--------------------------------------------------------------------------------
Total de Inversiones (costo total de $3,271,114,738) - 97.5%.......3,178,198,363
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 2.5%......................................80,252,068
--------------------------------------------------------------------------------
Activo Neto - 100%................................................$3,258,450,431
--------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                     % de Valores de Inversion              Valor de Mercado
--------------------------------------------------------------------------------
Canada                                        5.1%                $  163,280,024
Japon                                         0.9%                    29,408,010
Paises Bajos                                  0.5%                    14,542,976
Suiza                                         0.5%                    14,723,422
Reino Unido                                   5.0%                   157,846,367
Estados Unidos++                             88.0%                 2,798,397,564
--------------------------------------------------------------------------------
Total                                       100.0%                $3,178,198,363


++Incluye Valores a Corto Plazo (60.6% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                       Ganancia/
Divisa Vendida y                 Unidades de    Valor de Divisa     (Perdida) no
Fecha de Liquidacion         Divisa Vendidas             en US$    Materializada
--------------------------------------------------------------------------------
Libra Esterlina 09/06/00           7,700,000        $11,961,950       $  223,466
Libra Esterlina 08/09/00          12,800,000         19,910,400          299,760
Libra Esterlina 22/09/00           1,800,000          2,800,440           67,005
Yen japones 08/09/00           1,705,000,000         16,158,886          483,969
Franco Suizo 05/10/00             14,000,000          8,251,798          342,432
--------------------------------------------------------------------------------
Total                                               $59,083,474       $1,416,632


Ver las Notas a los Programas de Inversiones.


20  Janus Equity Funds / 30 de abril del 2000

JANUS GLOBAL TECHNOLOGY FUND (cerrado a nuevos inversionistas)

[Photo}

Mike Lu
Administrador de Cartera


Para el semestre finalizado el 30 de abril del 2000, el Janus Global Technology Fund registro un rendimiento de 55.76%, comparado con el rendimiento de 7.18% del S&P 500 Index.(1) Este desempeno logro para el Fondo una posicion en el primer cuartil para el ano finalizado el 30 de abril del 2000, colocandolo en el rango 23 degree(s) de entre 107 fondos de ciencia y tecnologia sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

El ultimo semestre resulto ser dificil por la disposicion animica que imperaba: el primer trimestre impulsado por la euforia y el segundo trimestre impulsado por el temor. Durante todo este periodo dificil, seguimos firmemente nuestra estrategia de invertir en habilitadores de la tecnologia; consistiendo principalmente en companias lideres o emergentes en las areas de habilitacion de Internet, redes y telecomunicaciones. De hecho, ha habido poco cambio en las tenencias principales del Fondo, ya que nuestra investigacion fundamental sigue indicando una tonificacion de la dinamica de segmento y los modelos comerciales.

Mientras que anadimos a casi todas nuestras posiciones principales durante el periodo, aumentamos significativamente nuestras tenencias en Teradyne y Applied Materials, dos fabricantes lideres de maquinaria necesaria para la produccion de los chips de semiconductores. Applied se especializa en equipos de produccion de entrada, en tanto que Teradyne se concentra en los equipos de produccion de salida. Ambas companias son ejemplos de "habilitadores que habilitan." En otras palabras, sus productos permiten que los fabricantes de chips produzcan mayores cantidades de componentes de semiconductores de mayor rendimiento a un costo mas bajo, lo cual, permite a su vez que los proveedores de sistemas reduzcan el tiempo necesario para introducir los productos al mercado y mejorar sus ofrecimientos de productos. Nuestra investigacion en curso analiza los planes de gastos de capital de las industrias, y el desequilibrio continuo entre la oferta y la demanda nos dio la confianza para aumentar nuestras participaciones en el sector de bienes de capital de semiconductores, una decision que premio magnificamente al Fondo.

Las fluctuaciones dramaticas en los precios durante el periodo nos dieron la oportunidad de comprar acciones de algunas companias asiaticas prometedoras a precios atractivos. Por ejemplo, iniciamos una posicion en Samsung Electronics, en Corea del Sur. La mayoria de los inversionistas saben que Samsung es un productor dinamico de memoria de acceso al azar, pero en realidad ese negocio comprende menos de la tercera parte de sus ingresos totales. Si bien creemos que se mantendra solida la demanda de memoria volatil y no volatil, nos gustan tambien las perspectivas para su otro negocio que empieza a florecer, aunque aun no este lo suficientemente reconocido, en las telecomunicaciones inalambricas.

Iniciamos tambien una posicion en Furukawa Electric del Japon, misma que disena y produce componentes opticos que aumentan la capacidad de las redes de fibra optica. A traves de nuestra extensa investigacion acerca de JDS Uniphase, una fabricante lider de productos para el mercado de comunicaciones de fibra optica y una de las mejores tenencias del Fondo durante mucho tiempo, asi como a traves de nuestros dialogos constantes con las empresas de telecomunicaciones, seguimos convencidos de que la demanda de componentes opticos sigue siendo robusta. Dicho lo anterior, creemos que Furukawa sacara provecho de las ampliaciones continuadas en la anchura de banda, mientras que las empresas de telecomunicaciones se esfuerzan por ir al paso de las demandas de datos, generadas por el creciente uso de Internet a nivel mundial.

Por otro lado, Sapient, la consultora de soluciones de Internet, experimento un descenso despues de que la compania declaro ganancias del cuarto trimestre que decepcionaron a las inversionistas, quienes mantenian expectativas excesivamente agresivas. Creemos que los aspectos fundamentales de la compania siguen bien

                                               (continua en la siguiente pagina)

Perfil de la Cartera                30 de abril del 2000   31 de octubre de 1999
--------------------------------------------------------------------------------

Valores de Renta Variable                          88.6%                   83.0%
  Extranjeros                                      31.3%                   21.9%
  Europeos                                         11.0%                   10.8%
Los 10 Principales Valores de
Renta Variable (% de Activos)                      30.3%                   28.9%
Numero de Acciones                                  120                      90
Efectivo, Equivalentes a Efectivo
  Valores de Renta Fija                            11.4%                   17.0%
--------------------------------------------------------------------------------



Las 5 Principales
Industrias                          30 de abril del 2000   31 de octubre de 1999
--------------------------------------------------------------------------------

Componentes Electronicos -
  Semiconductores                                  13.7%                    7.8%
Equipos de Telecomunicaciones                       8.6%                    8.1%
Fibra Optica                                        8.4%                    6.0%
Software de Internet                                7.5%                    5.9%
Servicios de Telecomunicaciones                     5.9%                    4.8%
--------------------------------------------------------------------------------


Las 10 Principales
Tenencias de Renta Variable         30 de abril del 2000   31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj                                           4.7%                    4.3%
JDS Uniphase Corp.                                  4.0%                    4.3%
Teradyne, Inc.                                      3.2%                    1.9%
Texas Instruments, Inc.                             3.2%                    2.6%
Sun Microsystems, Inc.                              3.1%                    3.5%
Applied Materials, Inc.                             2.6%                    2.0%
Cisco Systems, Inc.                                 2.5%                    2.2%
VERITAS Software Corp.                              2.5%                    3.2%
i2 Technologies, Inc.                               2.5%                    2.0%
China Telecom, Ltd. (ADR)                           2.0%                    2.2%
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo de ciencia y tecnologia como aquel "fondo que invierte el 65% de su cartera de renta variable en acciones de ciencia y tecnologia". La calificacion por rangos se basa en el rendimiento total, incluida la reinversion de los dividendos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro.


                                   Janus Equity Funds / 30 de abril del 2000  21
encaminados, segun lo demuestran sus fuertes resultados para el primer trimestre. Las perspectivas de las empresas consultoras en la tecnologia de la informacion guardan relacion directa con el talento de sus consultores individuales, y Sapient sigue siendo la mejor en lo que se refiere a la retencion de empleados. Ademas, creemos que la demanda de los servicios de consultoria de Sapient seguira firme, a medida que las firmas tradicionales en todo el mundo aprovechen cada vez mas los atributos de Internet y las intranets para aumentar la productividad y procurar nuevas oportunidades de ingresos.

Para concluir, quiero darles las gracias por su confianza sostenida en el Janus Global Technology Fund. Los ultimos meses han sido particularmente dificiles. Pero, quiero que sepan que, a pesar de eso, hemos seguido concentrados en hacer lo que mas les conviene a nuestros accionistas. Ya sea que tengamos que cerrar el Fondo a nuevos inversionistas, como lo hicimos en enero, o pasar la mitad del tiempo viajando para hallar informacion valiosa, son siempre sus intereses los que rigen nuestras gestiones.

Asi pues, aunque es probable que la volatilidad del mercado continue durante el futuro previsible, debido a preocupaciones en torno a los tipos de interes, no nos desviaremos de nuestro enfoque diversificado y orientado a largo plazo para con la inversion en la tecnologia. Seguiremos concentrados en hallar companias que predominaran en el manana. A veces, eso significa descubrir companias emergentes pequenas, pero, a menudo, significa tambien identificar a los lideres de mercado que son capaces de defender su posicion. De cualquier forma, eso quiere decir arremangarnos la camisa y llegar a conocer a nuestras companias mejor que a cualquier otra persona. Afortunadamente, nos encanta hacer eso.

Una vez mas, gracias por su inversion en el Janus Global Technology Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Global Technology Fund y el S&P 500 Index. El Janus Global Technology Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 31 de diciembre de 1998, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Global Technology Fund ($32,616), comparado con el S&P 500 Index ($12,008).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 136.86%
Desde el 31/12/98*, 143.44%

Janus Global Technology Fund - $32,616

S&P 500 Index - $12,008

*La fecha de inicio del Fondo
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.


PROGRAMA DE INVERSIONES (sin auditar)

Acciones O Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Acciones Ordinarias - 87.9%
Software de Aplicaciones - 0.6%
    160,000  Adobe Systems, Inc.....................................$ 19,350,000
    524,640  Microsoft Corp.*.........................................36,593,640

                                                                      55,943,640

Television por Cable - 0.2%
    688,494  Le Groupe Videotron ltee.................................16,542,529

Telecomunicaciones Celulares - 5.4%
  1,343,030  China Telecom, Ltd. (ADR)*,**...........................197,005,713
      2,596  NTT DoCoMo, Inc.**.......................................86,716,234
  1,680,000  Sprint Corp./PCS Group*..................................92,400,000
 14,847,721  Vodafone AirTouch PLC....................................68,300,288
    754,665  Vodafone AirTouch PLC (ADR)..............................35,469,255
    473,700  VoiceStream Wireless Corp.*..............................46,896,300

                                                                     526,787,790

Placas de Circuito - 0.2%
  1,387,310  Viasystems Group, Inc.*..................................22,110,253
Circuitos - 0.6%
    271,300  Maxim Integrated Products, Inc.*.........................17,583,631
    602,970  Vitesse Semiconductor Corp.*.............................41,039,646

                                                                      58,623,277

Servicios Comerciales - 0.5%
  2,133,806  MarchFirst, Inc*.........................................45,476,740

Software de Comunicaciones - 0.3%
    815,380  Puma Technology, Inc.*.................................$ 24,971,012

Seguridad de Datos de Computadora - 2.3%

    248,302  Baltimore Technologies PLC*..............................25,111,532
    451,540  Check Point Software Technologies, Ltd.*.................78,116,420
    869,500  VeriSign, Inc.*.........................................121,186,562

                                                                     224,414,514

Servicios de Computadora - 1.8%
    413,200  Fujitsu Support and Service, Inc.**......................61,174,273
  1,501,840  Sapient Corp.*..........................................118,926,955

                                                                     180,101,228
Computadoras - Sistemas Integrados - 1.9%
  2,055,000  ASM Lithography Holding N.V.*............................82,200,000
    500,980  Brocade Communications Systems, Inc.*....................62,121,520
  1,487,000  Fujitsu, Ltd.**..........................................42,103,763

                                                                     186,425,283
Computadoras - Dispositivos de Memoria - 2.9%
    302,530  EMC Corp.*...............................................42,032,762
  2,261,295  VERITAS Software Corp.*.................................242,559,221

                                                                     284,591,983
Computadoras - Micro - 4.3%
    280,460  IBM Corp.................................................31,306,348
 72,550,000  Legend Holdings, Ltd.**..................................84,295,665
  3,270,070  Sun Microsystems, Inc.*.................................300,642,061

                                                                     416,244,074

Ver las Notas a los Programas de Inversiones.


22  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Distribucion y Mayoristas - 0.1%
     8,816,000  Global Tech.Holdings, Ltd.**......................$ 10,073,510

Operaciones Diversificadas - 0.5%
    11,466,000  Citic Pacific, Ltd.**...............................52,553,228

Comercio Electronico - 0.5%
       436,880  Amazon.com, Inc.*...................................24,110,315
       803,770  PurchasePro.com, Inc.*..............................24,113,100

                                                                    48,223,415

Productos Electricos - 1.5%
       538,720  Samsung Electronics................................145,637,446

Componentes Electronicos - 4.4%
       130,870  Caliper Technologies Corp.*..........................4,907,625
     1,407,740  Celestica, Inc. - Acciones de Nueva York*...........76,809,814
       442,000  Murata Manufacturing Company, Ltd.**................85,887,524
     5,020,000  NEC Corp.**........................................136,565,050
     2,303,210  SCI Systems, Inc.*.................................122,645,933

                                                                   426,815,946

Componentes Electronicos - Semiconductores - 13.7%
       400,000  Analog Devices, Inc.*...............................30,725,000
     2,469,000  Applied Materials, Inc.*...........................251,375,063
       699,500  Atmel Corp.*........................................34,231,781
       211,740  Bookham Technology PLC*.............................10,062,515
       613,350  Chartered Semiconductor
                  Manufacturing, Ltd. (ADR)*........................53,591,456
       860,890  Conexant Systems, Inc.*.............................51,545,789
     5,692,123  Hyundai Electronics Industries Co.*.................90,276,694
       371,700  QLogic Corp.*.......................................37,286,156
     1,389,450  Taiwan Semiconductor Manufacturing
                 Company, Ltd. (ADR)*...............................72,685,603
     2,854,875  Teradyne, Inc.*....................................314,036,250
     1,919,945  Texas Instruments, Inc. ...........................312,711,042
     1,065,000  Xilinx, Inc.*.......................................78,011,250

                                                                 1,336,538,599

Software y Servicios a Nivel de Empresa - 4.0%
       200,000  BEA Systems, Inc.*...................................9,650,000
     1,865,980  i2 Technologies, Inc.*.............................241,177,915
     1,011,315  Novell, Inc.*.......................................19,847,057
     1,486,520  Oracle Corp.*......................................118,828,692

                                                                   389,503,664

Software de Entretenimiento - 0.4%
       638,860  Electronic Arts, Inc.*..............................38,651,030

Fibra Optica - 8.2%
       504,000  CIENA Corp.*........................................62,307,000
       431,880  Corning, Inc........................................85,296,300
       220,000  E-Tek Dynamics, Inc.*...............................45,045,000
     3,816,500  JDS Uniphase Corp.*................................395,723,344
       375,306  Lucent Technologies, Inc. ..........................23,339,342
     2,542,740  Metromedia Fiber Network, Inc. - Clase A*...........78,507,097
       602,000  SDL, Inc.*.........................................117,390,000

                                                                   807,608,083

Instrumentos - Cientificos - 0.3%
       480,000  PE Corp./PE Biosystems Group........................28,800,000

Contenido de Internet - 2.9%
       567,018  DoubleClick, Inc.*..................................43,022,491
     1,040,250  Network Solutions, Inc.*...........................153,957,000
       359,400  Softbank Corp.**....................................88,681,968

                                                                   285,661,459

Software de Internet - 6.2%
       309,260  America Online, Inc.*.............................$ 18,497,614
     1,520,640  Exodus Communications, Inc.*.......................134,481,600
       900,120  Icon Medialab International A.B.*...................13,673,661
       595,000  Inktomi Corp.*......................................91,592,812
       710,000  Macromedia, Inc.*...................................61,770,000
    25,754,000  Pacific Century CyberWorks, Ltd.*,**................47,943,743
     1,556,500  Portal Software, Inc.*..............................71,404,437
     1,564,950  PSINet, Inc.*.......................................36,287,278
       600,000  TIBCO Software, Inc.*...............................53,437,500
       840,980  Verio, Inc.*........................................31,589,311
       989,990  Vignette Corp.*.....................................47,705,143

                                                                   608,383,099

Seguros de Vida y de Salud - 0.3%
     2,079,158  Prudential PLC......................................32,189,833

Maquinaria - Electrica - 0.6%
       754,100  Nidec Corp.**.......................................53,380,040

Medica - Biomedicos y Geneticos - 0.4%
       275,000  Affymetrix, Inc.*...................................37,142,188

Sistemas de Informacion Medica - 0.2%
       307,510  Healtheon/WebMD Corp.*...............................6,476,929
       600,000  Healtheon/WebMD Corp.*,ss.,+........................11,816,064

                                                                    18,292,993

Software de Redes - 0.7%
       689,090  Micromuse, Inc.*....................................67,616,956

Productos de Redes - 3.7%
       530,620  3Com Corp.*.........................................20,926,326
     3,564,340  Cisco Systems, Inc.*...............................247,109,009
       337,100  Foundry Networks, Inc.*.............................30,676,100
       850,820  Network Appliance, Inc.*............................62,907,504

                                                                   361,618,939

Petroquimicos - 0.1%
       395,396  Reliance Industries, Ltd.+..........................10,141,907

Ductos - 1.0%
     1,430,190  Enron Corp. ........................................99,666,366

Telecomunicaciones por Satelite - 0.8%
     1,820,000  Adaptive Broadband Corp.*,#.........................59,150,000
       362,820  EchoStar Communications Corp.*......................23,107,099

                                                                    82,257,099

Equipos de Telecomunicaciones - 8.6%
       360,000  Comverse Technology, Inc.*..........................32,107,500
       145,000  Digital Lightwave, Inc.*.............................9,932,500
       500,540  LG Information & Communication, Ltd. ...............38,565,024
       744,000  Matsushita Communication Industrial
                 Company, Ltd.**...................................116,620,490
       158,540  Next Level Communications, Inc.*....................12,623,747
       360,000  Nokia Oyj...........................................20,699,978
     7,725,500  Nokia Oyj (ADR)....................................439,387,812
       922,295  Nortel Networks Corp. -
                  Acciones de Nueva York...........................104,449,909
       650,000  QUALCOMM, Inc.*.....................................70,484,375

                                                                   844,871,335



Ver las Notas a los Programas de Inversiones.


                                 Janus Equity Funds / 30 de abril del 2000  23

JANUS GLOBAL TECHNOLOGY FUND

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------


Servicios de Telecomunicaciones - 4.2%
        99,990   Amdocs, Ltd.*....................................$   6,768,073
       135,000   COLT Telecom Group PLC*,+............................5,764,958
       169,500   COLT Telecom Group PLC (ADR)*.......................28,942,125
       131,390   Dacom Corp.*........................................19,062,370
       827,900   Korea Thrunet Company, Ltd. - Clase A*..............21,421,913
       604,240   Level 3 Communications, Inc.*.......................53,777,360
     3,225,588   McLeodUSA, Inc. - Clase A*..........................80,639,700
       495,000   Net2Phone, Inc.*....................................21,841,875
       489,062   NTL, Inc.*..........................................37,413,243
     1,321,070   SK Telecom Company, Ltd. (ADR)......................42,356,807
     1,363,718   Sonera Oyj..........................................75,182,708
       281,870   Time Warner Telecom, Inc. - Clase A*................15,432,383

                                                                    408,603,515
Telefonia - Integrada - 2.5%
           607   Japan Telecom Company, Ltd.**.......................30,891,564
       671,000   NEXTLINK Communications, Inc. - Clase A*............56,573,688
     1,245,000   SBC Communications, Inc.............................54,546,563
     2,600,773   Telefonica S.A.*....................................58,016,547
       705,000   Telefonica S.A. (ADR)*..............................46,706,250

                                                                    246,734,612
Productos de Alambre y Cable - 1.1%
     7,956,000   Furukawa Electric Company, Ltd.**..................110,353,199
-------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $5,474,346,564)............8,593,550,784
-------------------------------------------------------------------------------
Bonos de Empresas - 5.5%
Software de Aplicaciones - 0%
   $ 3,000,000  Citrix Systems, Inc., cupon cero
                 obligaciones
                 subordinadas convertibles
                 vencimiento 22/03/19+................................2,565,000

Television por Cable - 1.4%
    45,000,000  Telewest Communications PLC, 9.875%
                 pagares principales, vencimiento 01/02/10+..........44,100,000
                United Pan-Europe Communications N.V.:
    63,000,000  11.25%, pagares principales,
                vencimiento 01/02/10+................................58,590,000
    37,000,000  11.50%, pagares principales,
                vencimiento 01/02/10+................................34,040,000

                                                                    136,730,000
Computadoras -  Dispositivos de Memoria - 0.3%
     8,000,000  Veritas Software Corp., 1.856%
                 pagares descontados convertibles,
                 vencimiento 13/08/06................................24,460,000

Software y Servicios a Nivel de Empresa - 0.7%
    21,000,000  BEA Systems, Inc., 4.00%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+...............................32,340,000
    17,500,000  i2 Technologies, Inc., 5.25%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+...............................32,550,000

                                                                     64,890,000
Fibra Optica - 0.1%
    10,000,000  Metromedia Fiber Network, Inc., 10.00%
                 pagares principales,
                 vencimiento 15/12/09.................................9,525,000


Contenido de Internet - 0.1%
     4,000,000  DoubleClick, Inc., 4.75%
                 pagares subordinados convertibles
                 vencimiento 15/03/06+................................7,735,000

Software de Internet - 0.8%
                Exodus Communications, Inc.:
   10,000,000    11.25%, pagares principales,
                 vencimiento 01/07/08................................10,125,000
   15,000,000    4.75%, pagares subordinados convertibles
                 vencimiento 15/07/08+...............................20,812,500
   40,000,000   Globix Corp., 12.50%
                 pagares principales, vencimiento 01/02/10+..........35,200,000
   20,000,000   PSINet, Inc., 11.00%
                 pagares principales, vencimiento 01/08/09...........17,550,000

                                                                     83,687,500

Productos de Redes - 0.2%
   25,700,000   Candescent Technologies Corp., 7.00%
                 obligaciones subordinadas
                 principales convertibles,
                 vencimiento 01/05/03+...............................20,560,000

Servicios de Telecomunicaciones - 1.5%
    9,000,000   Global Crossing Holdings, Ltd., 9.50%
                 pagares principales, vencimiento 15/11/09+...........8,775,000
                Level 3 Communications, Inc.:
   50,000,000    11.00%, pagares principales,
                 vencimiento 15/03/08+...............................48,375,000
   15,000,000    6.00%, obligaciones
                 subordinadas convertibles,
                 vencimiento 15/03/10................................13,443,750
                NTL, Inc.:
   52,000,000    11.50%, pagares principales,
                 vencimiento 01/02/06................................47,840,000
   40,000,000    5.75%, pagares subordinados convertibles
                 vencimiento 15/12/09+...............................35,150,000

                                                                    153,583,750
Equipos Inalambricos - 0.4%
   40,000,000  Nextel Communications, Inc., 9.375%
                 pagares principales, vencimiento 15/11/09...........38,200,000
-------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $512,654,871)..................541,936,250
-------------------------------------------------------------------------------
Bono Extranjero - 0.1%
Fibra Optica - 0.1%
EUR 9,000,000  Metromedia Fiber Network, Inc., 10.00%
                 pagares principales, vencimiento 15/12/09
                 (costo de $9,212,774)................................8,078,240
-------------------------------------------------------------------------------
Acciones Preferentes - 0.7%
Software de Internet - 0.5%
    1,360,000  PSINet, Inc., convertible, 7.00%+.....................42,670,000
      160,000  Verio, Inc., convertible, 6.75%+.......................8,120,000

                                                                     50,790,000

Servicios de Telecomunicaciones - 0.2%
       28,000  McLeodUSA, Inc. - Serie A
                 convertible, 6.75%..................................17,500,000
-------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $83,000,000).................68,290,000
-------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 3.1%
                 CIT Holding Corp.
 $305,100,000     6.00%, 01/05/00
                 (costo amortizado de $305,100,000).................305,100,000
-------------------------------------------------------------------------------


Ver las Notas a los Programas de Inversiones.


24  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------


Agencias del Gobierno de los EE.UU. - 2.0%
                   Fannie Mae
  $25,000,000        6.17%, 19/10/00...............................$ 24,254,250
                   Sistema del Federal Home Loan Bank:
   50,000,000        5.94%, 29/06/00.................................49,503,000
   20,000,000        5.94%, 21/07/00.................................19,722,800
   50,000,000        5.97%, 25/07/00.................................49,272,500
   50,000,000        5.75%, 28/07/00.................................49,247,000
-------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $192,103,919)...........................................191,999,550
-------------------------------------------------------------------------------
Total de Inversiones (costo total de $6,576,418,128) - 99.3%......9,708,954,824
-------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0.7%.....................................71,334,662
-------------------------------------------------------------------------------
Activo Neto - 100%...............................................$9,780,289,486
-------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000



Pais                 % de Valores de Inversion                 Valor de Mercado
-------------------------------------------------------------------------------


Bermudas                                  0.1%                      $ 8,775,000
Canada                                    2.0%                      197,802,251
Finlandia                                 5.5%                      535,270,498
Hong Kong                                 4.0%                      391,871,859
India                                     0.1%                       10,141,907
Israel                                    0.8%                       78,116,420
Japon                                     8.4%                      812,374,105
Paises Bajos                              1.8%                      174,830,000
Singapur                                  0.6%                       53,591,456
Corea del Sur                             3.7%                      357,320,254
Espana                                    1.1%                      104,722,797
Suecia                                    0.1%                       13,673,661
Taiwan                                    0.7%                       72,685,603
Reino Unido                               2.6%                      249,940,506
Estados Unidos++                         68.5%                    6,647,838,507
-------------------------------------------------------------------------------
Total                                   100.0%                   $9,708,954,824



++Incluye Valores a Corto Plazo (63.4% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                      Ganancia/
Divisa Vendida y             Unidades de     Valor de Divisa       (Perdida) No
Fecha de Liquidacion     Divisa Vendidas              en US$      Materializada
-------------------------------------------------------------------------------

Dolar de Hong Kong
  16/03/01                 1,045,000,000        $134,060,295            $65,219
Dolar de Hong Kong
  07/05/01                   845,000,000         108,395,870           (616,504)
Dolar de Hong Kong
  10/05/01                   849,000,000         108,908,987           (183,181)
Yen japones 18/05/00       1,850,000,000          17,167,812            106,087
Yen japones 01/09/00       9,000,000,000          85,182,745           (181,579)
Yen japones 08/09/00      14,984,700,000         142,015,283          2,896,228
Yen japones 14/09/00      14,150,000,000         134,257,862          4,107,300
-------------------------------------------------------------------------------
Total                                           $729,988,854         $6,193,570


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  25

JANUS GROWTH AND INCOME FUND

[Photo]

David Corkins
Administrador de Cartera

Me complace informarles que para el semestre finalizado el 30 de abril del 2000, su fondo obtuvo un rendimiento de 21.71%, superando a su indice referencial, el S&P 500 Index, el cual registro un rendimiento de 7.18%.(1) Como siempre, uno de nuestros objetivos principales es superar constantemente el desempeno del S&P 500 durante un periodo de tiempo mas largo, entre tres y cinco anos.

Pasemos ahora a analizar con detalle el desempeno del Fondo. Las telecomunicaciones siguen siendo un area en donde descubrimos un potencial muy interesante. Por ejemplo, McLeodUSA, la empresa de telecomunicaciones competitiva especialista en centrales locales, respaldo nuestro desempeno. McLeod incursiona en territorio que alguna vez fue dominado por las companias Bell regionales, suministrando servicios integrados de telecomunicaciones a la pequena empresa y clientes residenciales en muchos estados del centro del pais. Manejada por un excepcional equipo de directivos, la compania ha sacado tambien provecho de varias adquisiciones que permitiran que McLeod amplie sus ofrecimientos de servicios de datos.

A pesar de fuertes obstaculos, varias otras tenencias registraron ganancias sustanciales durante el periodo, entre ellas Texas Instruments, Nokia y Enron. Innovadora desde hace mucho tiempo en la industria de los chips, Texas Instruments es la fabricante lider de procesadores de senales digitales, o DSP (por sus siglas en ingles), los cuales sirven de motor para las dos terceras partes de los telefonos inalambricos del mundo. Asimismo, la compania introdujo recientemente dos DSP aun mas poderosos que habilitaran las conexiones en Internet de banda ancha y alta velocidad y permitiran que los usuarios naveguen por Internet y utilicen el correo electronico por medio de telefonos inalambricos de la "tercera generacion". Nokia, la fabricante mas grande de telefonos celulares del mundo, esta en condiciones de beneficiarse de estas innovaciones anadiendo nuevas funciones a sus telefonos. Ya que se prevee que el numero de usuarios de telefonos inalambricos alcanzara casi los mil millones para el 2001, seguimos siendo optimistas en cuanto a las perspectivas para el crecimiento de la industria.

Con nuestra posicion en Enron intentamos abordar dos areas diferentes del mercado. Aunque su negocio medular de compraventa de energia prospera, la incursion de la compania en la tecnologia de banda ancha es lo que mas nos interesa. Enron se encuentra construyendo un sistema de fibra optica que utiliza la red de gasoductos interestatales existente de la compania, revolucionando en potencial la industria de las telecomunicaciones. Aun mas, Enron planea desarrollar una bolsa para negociar la capacidad de banda ancha, un negocio que, a nuestro parecer, puede ser muy prometedor.

Si bien nos complacio en desempeno global del Fondo, unas cuantas tenencias no alcanzaron las expectativas. Comcast, una operadora grande de cable, experimento un descenso a medida que los mayores gastos vinculados a adquisiciones y la introduccion de nuevos servicios minaron los resultados. Asimismo, el banco del Medio Oeste, Firstar, bajo de valor cuando los tipos de interes en aumento ejercieron una presion a la baja en las acciones financieras. Sin embargo, ya que ninguna de las companias ha experimentado cambios fundamentales que nos harian perder la confianza, hemos decidido retener ambas posiciones.

Antes de concluir, quisiera abordar la persistente volatilidad que el mercado experimento, sobre todo al final del periodo. Las fluctuaciones de mercado extremas llegaron a ser algo cotidiano, debido a la pujanza prolongada de los mercados de renta variable, al igual que recientes aumentos en los tipos de interes. No es de extranarse que las companias que mas rapidamente crecen, tipicamente en el area de tecnologia, estuvieron entre las mas volatiles. Aunque estamos dispuestos a seguir manteniendo acciones individuales que son volatiles, tratamos de mitigar el riesgo evitando apuestas dramaticas en sectores especificos

Perfil de la Cartera              30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                        78.4%                     85.2%
  Extranjeros                                    11.8%                      8.4%
    Europeos                                      9.0%                      5.5%
Valores de Renta Fija
  Bonos de Empresas de
    Grado de Inversion                            0.9%                       --
  Bonos de Empresas de
    Alto Rendimiento / Alto Riesgo                3.9%                      2.5%
  Acciones Preferentes                            3.1%                      4.6%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                  32.5%                     31.2%
Numero de Acciones                                 77                        76
Efectivo y Equivalentes a Efectivo               13.7%                      7.7%
--------------------------------------------------------------------------------

Las 5 Principales Industrias      30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Equipos de Telecomunicaciones                     7.4%                      5.4%
Telecomunicaciones Celulares                      5.2%                      4.1%
Servicios de Telecomunicaciones                   4.8%                      2.3%
Multimedios                                       4.2%                      4.8%
Productos de Redes                                4.1%                      3.6%
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable       30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj (ADR)                                   4.6%                      3.8%
Cisco Systems, Inc.                               4.1%                      3.6%
AT&T Corp./Liberty Media
  Group - Clase A                                 3.4%                      3.0%
Enron Corp.                                       3.2%                      2.4%
Texas Instruments, Inc.                           3.1%                      2.5%
General Electric Co.                              3.1%                      3.1%
Sun Microsystems, Inc.                            3.1%                      3.5%
Time Warner, Inc.                                 2.9%                      3.0%
EMC Corp.                                         2.7%                      2.4%
Comcast Corp. - Clase A Especial                  2.3%                      3.1%
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.


26 Janus Equity Funds / 30 de abril del 2000 del mercado. Asimismo, mantenemos posiciones en inversiones que producen ingresos, tales como acciones que pagan dividendos, valores convertibles y bonos, a fin de equilibrar las tenencias de crecimiento del Fondo. Aun mas importante, nos concentramos en las companias mejor administradas de entre varias industrias.

Por ultimo, opino que las valoraciones de acciones si importan. Como dijera el comediante Jerry Seinfeld al referirse a los cosmeticos, "En cuestion de lapiz labial, lo importante no es el color, sino aceptar la palabra de Dios acerca en donde terminen los labios" De igual forma, poseemos una mezcla grande y eclectica de acciones -- una "colorida paleta" de companias, por decirlo asi -- que confiamos podran desempenarse bien ante una variedad de condiciones del mercado. Al mismo tiempo, no dudamos en vender cuando las valoraciones se vuelven extremas.

Finalmente, como dijo Platon, "Las personas sabias hablan porque tienen algo que decir; los tontos hablan porque tienen que decir algo." Espero que los comentarios en esta carta les ayuden a entender a su fondo mejor, sus objetivos y nuestro enfoque de inversion. La estrategia que me ha resultado mejor en estos tiempos volatiles es conocer bien a las companias en que invierto; creo que coinciden con esto nuestros inversionistas.

Gracias por seguir invirtiendo en el Janus Growth and Income Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Growth and Income Fund y el S&P 500 Index. El Janus Growth and Income Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 15 de mayo de 1991, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Growth and Income Fund ($70,639), comparado con el S&P 500 Index ($48,228).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 35.66%
Cinco anos, 34.55%
Desde el 15/05/91*, 24.38%

Janus Growth and Income Fund - $70,639

S&P 500 Index - $48,228

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.


PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Acciones Ordinarias - 78.4%
Agencias de Publicidad - 0.3%
    300,000  Omnicom Group, Inc. ...................................$ 27,318,750

Productos de Audio y Video - 0.8%
    618,600  Sony Corp.**.............................................71,292,225

Automotriz - Automoviles y Camiones - Livianos - 0.5%
    800,000  Ford Motor Co. ..........................................43,750,000

Cerveceria - 0.8%
  1,100,000  Anheuser-Busch Companies, Inc. ..........................77,618,750

Servicios de Difusion y Programacion - 3.9%
  6,248,387  AT&T Corp./Liberty Media Group - Clase A*...............312,028,826
    600,000  Clear Channel Communications, Inc.*......................43,200,000

                                                                     355,228,826
Television por Cable - 2.3%
  5,275,000  Comcast Corp. - Clase A Especial*.......................211,329,688

Hoteles Casino - 0.5%
  3,717,515  Park Place Entertainment Corp.*..........................47,630,661

Telecomunicaciones Celulares - 5.1%
  1,025,000  Nextel Communications, Inc. - Clase A*..................112,173,438
  2,225,000  Sprint Corp./PCS Group*.................................122,375,000
 20,553,604  Vodafone AirTouch PLC**..................................94,547,646
  1,400,000  VoiceStream Wireless Corp.*.............................138,600,000

                                                                     467,696,084

Circuitos - 0.7%
  1,000,000  Maxim Integrated Products, Inc.*.........................64,812,500
Servicios Comerciales - 0.8%
  1,430,705  Paychex, Inc. ...........................................75,290,851
Seguridad de Datos de Computadora - 1.5%
  1,000,000  VeriSign, Inc.*.........................................139,375,000
Computadoras -   Dispositivos de Memoria - 3.0%
  1,750,000  EMC Corp.*..............................................243,140,625
    232,500  VERITAS Software Corp.*..................................24,939,258

                                                                     268,079,883
Computadoras - Micro - 3.1%
  3,009,890  Sun Microsystems, Inc.*.................................276,721,762
Lineas de Cruceros - 0.5%
  2,092,039  Royal Caribbean Cruises, Ltd. ...........................43,540,562
Distribucion y Mayoristas - 1.0%
    300,000  Brightpoint, Inc.*........................................3,543,750
  1,600,000  Costco Wholesale Corp.*..................................86,500,000

                                                                      90,043,750
Servicios Financieros Diversificados - 2.0%
  2,380,045  Associates First Capital Corp. - Clase A.................52,807,248
  2,175,000  Citigroup, Inc. ........................................129,276,563

                                                                     182,083,811

Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  27

JANUS GROWTH AND INCOME FUND



PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Operaciones Diversificadas - 3.1%
    1,766,565  General Electric Co. ...........................$   277,792,346

Comercio Electronico - 0.2%
      110,000  eBay, Inc.* .........................................17,510,625

Componentes Electronicos - Semiconductores - 3.8%
      500,000  Intel Corp. .........................................63,406,250
    1,750,000  Texas Instruments, Inc. ............................285,031,250

                                                                   348,437,500

Software y Servicios a Nivel de Empresa - 0.7%
      787,380  Oracle Corp.* .......................................62,941,189

Software de Entretenimiento - 0.3%
      375,000  Electronic Arts, Inc.* ..............................22,687,500

Fibra Optica - 1.3%
      375,000  Corning, Inc. .......................................74,062,500
      100,000  E-Tek Dynamics, Inc.* ...............................20,475,000
      125,000  SDL, Inc.* ..........................................24,375,000

                                                                   118,912,500

Finanzas - Tarjeta de Credito - 1.3%
      800,000  American Express Co. ...............................120,050,000

Finanzas - Banqueros/Corredores de Inversion - 0.8%
    1,600,000  Charles Schwab Corp. ................................71,200,000

Instrumentos - Cientificos - 0.2%
      250,000  PE Corp./PE Biosystems Group ........................15,000,000

Contenido de Internet - 1.3%
    1,200,000  DoubleClick, Inc.* ..................................91,050,000
      150,000  Network Solutions, Inc.* ............................22,200,000

                                                                   113,250,000

Software de Internet - 3.0%
    1,431,935  America Online, Inc.* ...............................85,647,612
      430,000  Inktomi Corp.* ......................................66,193,125
      425,000  Macromedia, Inc.* ...................................36,975,000
      514,895  Phone.com, Inc.* ....................................43,251,180
    1,600,000  PSINet, Inc.* .......................................37,100,000

                                                                   269,166,917

Seguros de Vida y de Salud - 0.6%
    3,200,000  John Hancock Financial Services, Inc.* ..............58,400,000

Medica - Medicamentos - 1.0%
    2,200,000  Pfizer, Inc. ........................................92,675,000

Instrumentos Medicos - 1.3%
    2,300,000  Medtronic, Inc. ....................................119,456,250

Seguro de Lineas Multiples - 0.9%
      700,000  American International Group, Inc. ..................76,781,250

Multimedios - 4.2%
    2,900,000  Time Warner, Inc. ..................................260,818,750
    2,188,880  Viacom, Inc. - Clase B* ............................119,020,350

                                                                   379,839,100

Musica/Clubes -  0.3%
      700,000  SFX Entertainment, Inc.* ............................29,137,500

Productos de Redes - 4.1%
    5,400,000  Cisco Systems, Inc.* ...............................374,371,875

Companias Petroleras - Integradas - 0.3%
      600,000  Coastal Corp. .......................................30,112,500

Suministros Opticos - 0.7%
    1,100,000  Allergan, Inc. ......................................64,762,500

Ductos - 3.2%
    4,200,000  Enron Corp. ........................................292,687,500

Impresion - Comercial - 0.4%
      969,755  Valassis Communications, Inc.* ..................$   33,032,280

Radio - 1.8%
      450,000  AMFM, Inc.* .........................................29,868,750
      425,000  Hispanic Broadcasting Corp.* ........................42,951,562
    2,600,000  Infinity Broadcasting Corp. - Clase A*...............88,237,500

                                                                   161,057,812

Minoristas - Productos para la Construccion - 1.0%
    1,700,000  Home Depot, Inc. ....................................95,306,250

Minoristas - Materiales de Oficina - 0.7%
    3,250,000  Staples, Inc.* ......................................61,953,125

Bancos Superregionales - 1.2%
    4,475,000  Firstar Corp. ......................................111,315,625

Equipos de Telecomunicaciones - 7.4%
    7,400,000  Nokia Oyj (ADR)** ..................................420,875,000
      925,000  Nortel Networks Corp. -
                 Acciones de Nueva York ...........................104,756,250
      485,000    QUALCOMM, Inc.* ...................................52,592,187
    1,025,000    Telefonaktiebolaget L.M. Ericsson A.B. (ADR).......90,648,438

                                                                   668,871,875

Servicios de Telecomunicaciones - 3.8%
      675,000  Allegiance Telecom, Inc.* ...........................47,756,250
    2,600,000  Cox Communications, Inc. - Clase A* ................111,312,500
    7,425,000  McLeodUSA, Inc. - Clase A* .........................185,625,000

                                                                   344,693,750

Telefonia - Integrada - 2.6%
    1,200,000  CenturyTel, Inc. ....................................29,400,000
    6,217,630  Telefonica S.A.*,** ................................138,699,312
    1,126,250  Telefonos de Mexico S.A. (ADR) ......................66,237,578

                                                                   234,336,890

Juguetes - 0.1%
    1,100,000  Mattel, Inc. ........................................13,475,000
------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $4,374,684,261)...........7,121,027,762
------------------------------------------------------------------------------

Bonos de Empresas - 4.8%
Servicios de Difusion y Programacion - 0.2%
  $20,000,000  Clear Channel Communications, Inc., 1.50%
                 pagares principales, vencimiento 01/12/02..........19,075,000

Television por Cable - 0.1%
    3,000,000  Adelphia Communications Corp., 7.75%
                 pagares principales, vencimiento 15/01/09...........2,557,500

   10,280,000  Telewest Communications PLC, 9.875%
                 pagares principales,
                 vencimiento 01/02/10**,+ ..........................10,074,400

                                                                    12,631,900

Telecomunicaciones Celulares - 0.1%
    5,000,000  VoiceStream Wireless Corp., 10.375%
                 pagares principales, vencimiento 15/11/09+..........5,075,000

Computadoras - Micro - 0.1%
   10,000,000  Sun Microsystems, Inc., 7.50%
                 pagares principales, vencimiento 15/08/06...........9,887,500

Servicios Financieros Diversificados - 0.4%
                General Electric Capital Corp:
   15,000,000     7.00%, pagares, vencimiento 01/03/02..............14,906,250
    4,000,000     6.52%, pagares, vencimiento 08/10/02...............3,930,000
    7,500,000     7.00%, pagares, vencimiento 03/02/03...............7,425,000
    9,450,000     6.81%, pagares, vencimiento 03/11/03...............9,320,062

                                                                    35,581,312


Ver las Notas a los Programas de Inversiones.


28  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Comercio Electronico - 0.5%
  $46,395,000  Amazon.com, Inc., 4.75%
                 obligaciones
                 subordinadas convertibles
                 vencimiento 01/02/09+............................$   39,087,787

Software y Servicios a Nivel de Empresa - 1.6%
   61,360,000  BEA Systems, Inc., 4.00%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+................................94,494,400
   28,843,000  i2 Technologies, Inc., 5.25%
                 pagares subordinados convertibles
                 vencimiento 15/12/06+................................53,647,980

                                                                     148,142,380
Fibra Optica - 0%
    3,000,000  Metromedia Fiber Network, Inc., 10.00%
                 pagares principales, vencimiento 15/12/09.............2,857,500

Hoteles y Moteles- 0.1%
    4,000,000  Host Marriott Travel Plaza, 9.50%
                 pagares principales, vencimiento 15/05/05.............4,130,000

Software de Internet - 0%
    2,785,000  Exodus Communications, Inc.,11.25%
                 pagares principales, vencimiento 01/07/08.............2,819,812

Radio - 0%
    3,000,000  Chancellor Media Corp., 8.125%
                 pagares subordinados principales,
                 vencimiento 15/12/07..................................2,988,750

Bancos Superregionales - 0.2%
   15,000,000  Firstar Bank N.A., 7.125%
                 pagares subordinados, vencimiento 01/12/09...........14,175,000

Servicios de Telecomunicaciones - 1.0%
      825,000  Allegiance Telecom, Inc., 12.875%
                 pagares principales, vencimiento 15/05/08...............899,250
    8,000,000  Global Crossing Holding, Ltd., 9.625%
                 pagares garantizados por lacompania,
                 vencimiento 15/05/08..................................7,840,000
   10,000,000  Level 3 Communications, Inc., 9.125%
                 pagares principales, vencimiento 01/05/08.............8,700,000
               NTL, Inc.:
   20,332,000    7.00%, pagares subordinados convertibles
                 vencimiento 15/12/08.................................41,121,470
   35,000,000    5.75%, pagares subordinados convertibles
                 vencimiento 15/12/09+................................30,756,250

                                                                      89,316,970

Equipos Inalambricos - 0.5%
   40,450,000  American Tower Corp., 5.00%
                 convertible pagares, vencimiento 15/02/10+...........41,764,625
    5,000,000  Nextel Communications, Inc., 9.375%
                 pagares principales, vencimiento 15/11/09.............4,775,000

                                                                      46,539,625
--------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $395,532,359)...................432,308,536
--------------------------------------------------------------------------------
Acciones Preferentes - 3.1%
Automotriz - Automoviles y Camiones Livianos - 0.7%
       27,275  Porsche A.G.**.........................................67,852,433
Television por Cable - 1.0%
      200,000  Comcast Corp., convertible, 2.00%
                 (Sprint Corp./PCS Group).............................20,800,000
      675,000  MediaOne Group, Inc., convertible, 6.25%...............67,542,187

                                                                      88,342,187

Electrica - Integrada - 0.7%
      400,000  Reliant Energy, Inc., convertible, 7.00%
                 (Time Warner, Inc.)..............................$   59,225,000

Finanzas - Otros Servicios - 0.4%
      137,000  TCI Pacific Communications, Inc. - Serie A
                 convertible, 5.00%...................................39,661,500

Software de Internet - 0.3%
      950,000  PSINet, Inc., convertible, 7.00%+......................29,806,250
--------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $238,647,248)................284,887,370
--------------------------------------------------------------------------------
Acuerdo de Recompra - 0.9%
 $ 79,500,000  ABN AMRO Securities, Inc., 5.90%
                 con fecha 28/04/00, vencimiento
                 01/05/00, a ser comprados de vuelta a
                 $79,539,088 garantizado por
                 $36,653,536 en Fannie Mae, 6.00% -
                 7.1562%, 25/12/08 - 25/02/30;
                 $8,020,019 en el Sistema del Federal
                 Home Loan Bank, 6.74%, 06/07/09;
                 $30,871,297 en Freddie Mac, 6.00% -
                 7.7775%, 15/12/07 - 15/12/28;
                 $18,438,025 en Ginnie Mae, 6.40% -
                 7.50%, 20/04/22 - 16/02/30; con valores
                 respectivos de $30,591,600, $7,757,246,
                 $26,713,582 y $16,027,572
                 (costo de $79,500,000)...............................79,500,000
--------------------------------------------------------------------------------
Pagares de Empresas a Corto Plazo - 5.7%
               Deutche Bank A.G.
  100,000,000    6.00%, 18/05/00......................................99,716,667
               UBS Financial, Inc.
  420,000,000    6.04%, 01/05/00.....................................420,000,000
--------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
  (costo amortizado de $519,716,667).................................519,716,667
--------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 6.8%
               Sistema del Federal Home Loan Bank:
   50,000,000    5.69%, 12/05/00......................................49,913,069
   50,000,000    5.71%, 22/05/00......................................49,833,458
   50,000,000    5.78%, 31/05/00......................................49,759,167
   25,000,000    5.70%, 06/06/00......................................24,857,500
  100,000,000    5.84%, 14/08/00......................................98,177,000
   50,000,000    5.98%, 30/08/00......................................48,949,500
   50,000,000    5.87%, 07/09/00......................................48,878,000
  100,000,000    6.02%, 22/09/00......................................97,496,000
   50,000,000    6.03%, 04/10/00......................................48,639,000
               Freddie Mac:
   50,000,000    5.75%, 06/07/00......................................49,435,000
   50,000,000    6.05%, 18/10/00......................................48,517,000
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $614,933,125)............................................614,454,694
--------------------------------------------------------------------------------
Total de Inversiones (costo total de $6,223,013,660) - 99.7%.......9,051,895,029
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0.3%......................................31,327,899
--------------------------------------------------------------------------------
Activo Neto - 100%................................................$9,083,222,928
--------------------------------------------------------------------------------


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  29

JANUS GROWTH AND INCOME FUND

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                        % de Valores de Inversion          Valor de Mercado
-------------------------------------------------------------------------------


Bermudas                                         0.1%            $    7,840,000
Canada                                           1.2%               104,756,250
Finlandia                                        4.6%               420,875,000
Alemania                                         0.7%                67,852,433
Japon                                            0.8%                71,292,225
Mexico                                           0.7%                66,237,578
Espana                                           1.5%               138,699,312
Suecia                                           1.0%                90,648,438
Reino Unido                                      1.2%               104,622,046
Estados Unidos++                                88.2%             7,979,071,747
-------------------------------------------------------------------------------
Total                                          100.0%            $9,051,895,029



++Incluye Valores a Corto Plazo (74.7% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                      Ganancia/
Divisa Vendida y             Unidades de    Valor de Divisa        (Perdida) No
Fecha de Liquidacion     Divisa Vendidas             en US$       Materializada
-------------------------------------------------------------------------------


Libra Esterlina 09/06/00      57,500,000        $89,326,250          $1,654,135
Euro 18/05/00                  3,100,000          2,822,240             425,010
Euro 09/06/00                 46,100,000         42,038,590           3,314,276
Euro 08/09/00                 50,400,000         46,242,000           2,440,632
Euro 22/09/00                 22,000,000         20,204,800           1,025,420
Euro 9/29/00                  55,400,000         50,901,520           2,745,070
Euro 05/10/00                 38,000,000         34,929,600           1,588,400
Yen japones 01/09/00         600,000,000          5,678,850             (12,105)
Yen japones 08/09/00       1,640,000,000         15,542,858             561,865
Yen japones 05/10/00       5,410,000,000         51,537,258           1,921,240
-------------------------------------------------------------------------------
Total                                          $359,223,966         $15,663,943



Ver las Notas a los Programas de Inversiones.


30  Janus Equity Funds / 30 de abril del 2000

JANUS MERCURY FUND

[Photo]

Warren Lammert
Administrador de Cartera


Para el semestre finalizado el 30 de abril del 2000, Janus Mercury Fund registro un rendimiento de 36.59%, superando facilmente al rendimiento de 7.18% de su indice referencial, el S&P 500 Index.(1) Estos resultados nos colocaron en el cuartil mas alto del grupo de fondos afines para el periodo de 12 meses finalizado el 30 de abril del 2000, con el rango de 34 de entre 457 fondos de crecimiento de alta capitalizacion sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

Durante el ultimo semestre, continuaron muchas de las mismas tendencias que hicieron que el ano pasado fuera exitoso. Las empresas alrededor del mundo han seguido invirtiendo fuertemente en la tecnologia relacionada con las computadoras e Internet, una estrategia que ha dado resultados tangibles a la economia en conjunto, al aumentar la productividad. Por su parte, los consumidores han acogido tecnologias nuevas con el mismo entusiasmo. Dispositivos tales como telefonos celulares y asistentes digitales personales habilitados para Internet -- productos que, hasta hace poco, eran inimaginables para todos salvo los mas visionarios -- se convierten rapidamente en parte de la vida cotidiana.

Dos ejemplos de nuestro enfoque son Nokia y Texas Instruments. Ambas companias se benefician de la explosion en el uso de los telefonos celulares a nivel mundial; Nokia a traves de su dominio en el mercado de telefonos celulares y Texas Instruments por su posicion como proveedora mundial lider de chips de procesamiento de senales digitales vinculadas a las telecomunicaciones. Aunque nuestros accionistas ya bien conocen a ambas companias, el desempeno excepcional de las mismas las vuelve a hacer dignas de mencion.

Otra tendencia importante ha sido la transformacion rapida de Internet en una herramienta viable del comercio. Las companias dedicadas a una sola linea de productos de Internet, al igual que companias de infraestructura como Cisco Systems y EMC Corp., son ejemplos de nuestra estrategia. Pero, aunque seguimos entusiasmados por el potencial ilimitado de crecimiento con que cuentan estas y otras companias relacionadas con Internet, otro aspecto del fenomeno de Internet, el comercio electronico de empresa a empresa, se ha convertido en un area en la que hemos incrementado nuestra atencion.

Una gama entera de industrias tradicionales, desde los fabricantes de automoviles hasta las companias de productos quimicos y energia, se han dado cuenta rapidamente de los enormes ahorros en costos que pueden realizar por medio del Internet. Esto ha llevado a la formacion rapida de diversas alianzas de comercio electronico de empresa a empresa ("business-to-business" o "B2B") con un enorme poder adquisitivo. Debido a que hay tanto dinero en juego, companias como i2 Technologies, especialista en infraestructura "B2B", lider evidente en la industria y una de las mejores adiciones en la cartera durante el periodo, estan en condiciones para tener un crecimiento dramatico. Aunque esa compania sufrio un poco en el mercado extremadamente volatil en abril, siguio siendo una de nuestras tenencias que mejor se desempeno.

Otra compania en la cartera del Fondo que aprovecha los rapidos cambios en la economia es Enron. Los esfuerzos de esa compania para transformar la industria de los servicios publicos de electricidad y gas en un negocio eficaz e impulsado por las utilidades, despues de decadas de estricta reglamentacion gubernamental, ha respaldado un crecimiento extraordinario en sus negocios medulares. Si bien nos anima el desempeno de Enron, lo que mas nos entusiasma es su esfuerzo por convertirse en la empresa predominante en mercados que emergen rapidamente, tales como la subcontratacion de servicios propios de energia y la banda ancha. Mediante la inversion en estas areas, Enron ha aprovechado algunas de las fuerzas mas poderosas de la economia, y creemos que sus esfuerzos impulsaran el crecimiento durante muchos anos.
                                               (continua en la siguiente pagina)

Perfil de la Cartera              30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                        87.9%                     95.0%
  Extranjeros                                    22.4%                     15.8%
    Europeos                                     17.9%                     13.6%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                  38.4%                     40.6%
Numero de Acciones                                 75                        57
Efectivo y Equivalentes a Efectivo               12.1%                      5.0%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                        30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Equipos de Telecomunicaciones                    15.5%                      8.8%
Telecomunicaciones Celulares                      7.4%                      3.9%
Ductos                                            5.2%                      3.8%
Servicios de Difusion y Programacion              4.9%                      7.1%
Software de Internet                              4.8%                      3.4%
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable       30 de abril del 2000     31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj                                        11.5%                      8.8%
Enron Corp.                                       5.2%                      3.8%
AT&T Corp./Liberty Media Group - Clase A          4.1%                      5.7%
Time Warner, Inc.                                 3.8%                      4.1%
i2 Technologies, Inc.                             2.7%                       --
Amazon.com, Inc.                                  2.4%                      4.7%
Telefonaktiebolaget L.M. Ericsson A.B.            2.3%                       --
EMC Corp.                                         2.2%                      2.6%
Cisco Systems, Inc.                               2.1%                      3.1%
Vodafone AirTouch PLC                             2.1%                      1.5%
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo de crecimiento de alta capitalizacion como aquel "fondo que invierte por lo menos el 75% de sus activos de renta variable en companias con capitalizaciones de mercado (sobre una base ponderada de tres anos) mayores al 300% de la capitalizacion de mercado mediana ponderada en dolares del S&P Mid-Cap 400 Index. Los fondos de crecimiento de alta capitalizacion invierten normalmente en companias con ganancias a largo plazo que se preve creceran materialmente mas rapido que las ganancias de las acciones representadas en un indice de acciones no administrado principal. Por lo comun, estos fondos tendran una relacion precio-ganancias, una relacion precio-valor contable y una cifra de crecimiento de ganancias de tres anos superiores al promedio, comparadas con el promedio del universo de los fondos de alta capitalizacion diversificados estadounidenses". Al 30 de abril del 2000, el Janus Mercury Fund se coloco en el rango 5 degree(s) de entre 194 fondos para el periodo de 5 anos. La calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de los dividendos y las ganancias de capital para el periodo indicado.


El desempeno en el pasado no garantiza los resultados an el futuro.


                                   Janus Equity Funds / 30 de abril del 2000  31

Lamentablemente, no todas nuestras inversiones contribuyeron a nuestro desempeno. La fabricante de juegos de video Electronic Arts, la cual domina el mercado de software de juegos deportivos utilizado en computadoras personales y consolas caseras tales como la PlayStation de Sony, experimento un descenso despues de que los analistas insinuaron que bajarian las ventas para consolas de juegos de video caseros durante el primer semestre del 2000, a medida que los consumidores esperan que Sony lance la nueva PlayStation 2 en mercados importantes fuera de Japon. Sin embargo, PlayStation 2 promete desatar una tendencia importante de actualizacion, al reemplazar, los jugadores de video leales a los productos de Electronic Arts su software existente, para aprovechar las mejoras radicales que la nueva consola representa. Al mismo tiempo, nos entusiasman los esfuerzos de la compania por posicionarse como una fuerza importante en los juegos en linea. Con estos dos acontecimientos independientes que impulsan visiblemente las acciones de la compania, nos entusiasma el potencial de la misma y hemos aprovechado la baja para aumentar aun mas nuestra posicion.

Mirando hacia el futuro, aunque es decepcionante ver el desfavorecimiento reciente de muchas companias de tecnologia y de la "nueva economia", el mismo representa un comportamiento normal del mercado de acciones. Tengan la seguridad de que mantendremos el curso donde nuestra investigacion nos lleve y nos convenza acerca de los factores fundamentales subyacentes.

Gracias por su sostenida confianza e inversion en el Janus Mercury Fund.

Aspecto General del Desempeno


[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Mercury Fund y el S&P 500 Index. El Janus Mercury Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 3 de mayo de 1993, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Mercury Fund ($77,732), comparado con el S&P 500 Index ($37,920).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 54.99%
Cinco anos, 38.70%
Desde el 03/05/93*, 34.08%

Janus Mercury Fund - $77,732

S&P 500 Index - $37,920

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.



PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital                Valor de Mercado
----------------------------------------------------------------------------

Acciones Ordinarias - 87.9%

Ventas de Publicidad - 0.2%
     839,626 Lamar Advertising Co.*.....................$  36,996,021

Servicios de Publicidad - 0.9%
    2,315,440 TMP Worldwide, Inc.*..........................151,371,890

Software de Aplicaciones - 0.7%
    1,837,310 Microsoft Corp.*..............................128,152,372

Productos de Audio y Video - 1.1%
    1,625,200 Sony Corp**...................................187,300,556

Servicios de Difusion y Programacion - 4.9%
    14,516,264 AT&T Corp./Liberty Media Group - Clase A*.....724,905,933
     462,240 Liberty Digital, Inc. - Clase A*...............14,791,680
    2,259,840 UnitedGlobalCom, Inc. - Clase A*..............120,054,000

                                 859,751,613
Television por Cable - 2.8%
    2,299,400 Cablevision Systems Corp. - Clase A*..........155,640,637
    6,015,155 Charter Communications, Inc. - Clase A*........88,347,589
    6,134,880 Comcast Corp. - Clase A Especial*.............245,778,630

                                 489,766,856
Telecomunicaciones Celulares - 7.4%
    28,402,000 China Telecom, Ltd.*.......................$ 205,111,823
     922,085 Nextel Communications, Inc. - Clase A*........100,910,677
      4,733 NTT DoCoMo, Inc.**............................158,100,129
    4,094,095 Sprint Corp./PCS Group*.......................225,175,225
    74,964,048 Vodafone AirTouch PLC.........................344,838,515
     508,595 Vodafone AirTouch PLC (ADR)....................23,903,965
    1,508,195 VoiceStream Wireless Corp.*...................149,311,305
    2,232,262 Winstar Communications, Inc.*..................89,011,447

                                1,296,363,086
Circuitos - 0.4%
    1,087,455 Maxim Integrated Products, Inc.*...............70,480,677

Bancos Comerciales - 1.1%
    3,154,845 Fifth Third Bancorp...........................199,149,591

Seguridad de Datos de Computadora - 1.0%
    1,231,760 VeriSign, Inc.*...............................171,676,550

Servicios de Computadora - 1.6%
    1,917,580 iGATE Capital Corp.*...........................57,527,400
    2,995,467 MarchFirst, Inc*...............................63,840,890
    1,900,230 Sapient Corp.*................................150,474,463

                                 271,842,753

Ver las Notas a los Programas de Inversiones.

32 Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES (sin auditar)



Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------


Computadoras - Sistemas Integrados - 1.1%
    4,821,705  ASM Lithography Holding N.V.*,** ...................$192,868,200

Computadoras - Dispositivos de Memoria - 3.0%
    2,786,965  EMC Corp.* ..........................................387,213,950
    1,255,497  VERITAS Software Corp.* .............................134,671,670

                                                                    521,885,620

Comercio Electro nico - 4.4%
    7,681,140  Amazon.com, Inc.* ...................................423,902,914
    1,082,710  eBay, Inc.* .........................................172,353,898
    2,674,740  Priceline.com, Inc.* ................................169,177,305
      653,600  Ticketmaster Online-CitySearch, Inc.
                 - Clase B* .........................................13,072,000

                                                                    778,506,117

Componentes Electronicos - Semiconductores - 4.2%
    2,302,890  Analog Devices, Inc.* ...............................176,890,738
    2,852,000  Applied Materials, Inc.* ............................290,369,250
    1,697,340  Texas Instruments, Inc. .............................276,454,253

                                                                    743,714,241

Software y Servicios a Nivel de Empresa - 2.7%
    3,713,340  i2 Technologies, Inc.* ..............................479,949,195

Software de Entretenimiento - 1.5%
    4,330,085  Electronic Arts, Inc.*,# ............................261,970,142

Fibra Optica - 0.8%
      282,765  E-Tek Dynamics, Inc.* ................................57,896,134
      784,900  JDS Uniphase Corp.* ..................................81,384,319

                                                                    139,280,453
Finanzas - Tarjeta de Credito - 1.0%
    1,217,275  American Express Co. ................................182,667,330

Finanzas - Banqueros/Corredores de Inversion - 0.8%
    6,619,400  E*TRADE Group, Inc.* ................................142,317,100

Instrumentos - Cientificos - 0.9%
    2,677,530  PE Corp./PE Biosystems Group ........................160,651,800

Contenido de Internet - 2.5%
    2,941,680  DoubleClick, Inc.* ..................................223,199,970
      812,685  GoTo.com, Inc.* ......................................27,732,876
    1,407,270  InfoSpace, Inc.* ....................................101,059,577
      225,835  Internet Capital Group, Inc.* .........................9,569,758
    1,614,965  Lycos, Inc.* .........................................75,095,872

                                                                    436,658,053

Software de Internet - 4.8%
    1,635,905  Exodus Communications, Inc.* ........................144,675,348
      667,785  Inktomi Corp.* ......................................102,797,153
      898,650  NetZero, Inc.* .......................................10,839,966
    1,904,170  Phone.com, Inc.* ....................................159,950,280
      134,510  RealNetworks, Inc.* ...................................6,406,039
    2,132,905  Software.com, Inc.* .................................172,498,692
    2,053,040  Verio, Inc.* .........................................77,117,315
    3,348,675  Vignette Corp.* .....................................161,364,277

                                                                    835,649,070

Medica - Biomedicos y Geneticos - 0.2%
      400,000  Incyte Pharmaceuticals, Inc.*,ss.,+ ..................28,875,000

Sistemas de Informacion Medica - 0.3%
    2,400,000  Healtheon/WebMD Corp.*,ss.,+ .........................47,264,256

Instrumentos Medicos - 2.1%
    7,059,440  Medtronic, Inc. .....................................366,649,665

Productos Medicos - 0.6%
      877,265  MiniMed, Inc.* ......................................107,848,766

Multimedios - 3.8%
    7,480,660  Time Warner, Inc. ...................................672,791,859

Productos de Redes - 2.7%
    2,636,135  3Com Corp.* .........................................103,962,574
    5,406,662  Cisco Systems, Inc.* ................................374,833,739

                                                                    478,796,313

Ductos - 5.2%
   13,151,420  Enron Corp. .........................................916,489,581

Radio - 0.7%
    3,566,801  Infinity Broadcasting Corp. - Clase A* ..............121,048,309

Minoristas - Productos para la Construccion - 1.0%
    3,014,225  Home Depot, Inc. ....................................168,984,989

Bancos Superregionales - 0.7%
    4,714,353  Firstar Corp. .......................................117,269,531

Equipos de Telecomunicaciones - 15.5%
    2,902,644  Nokia Oyj** .........................................166,901,850
   32,373,380  Nokia Oyj (ADR)** .................................1,841,235,988
    2,760,395  QUALCOMM, Inc.* .....................................299,330,333
    3,460,260  Telefonaktiebolaget L.M. Ericsson A.B. (ADR).........306,016,744
    1,170,530  Telefonaktiebolaget L.M. Ericsson A.B.
                 - Clase B..........................................104,204,471

                                                                  2,717,689,386
Servicios de Telecomunicaciones - 3.0%
    2,708,675  Cox Communications, Inc. - Clase A* .................115,965,148
    3,216,200  Level 3 Communications, Inc.* .......................286,241,800
    1,502,382  NTL, Inc.* ..........................................114,932,223

                                                                    517,139,171

Telefonia - Integrada - 2.3%
    6,885,497  Telefonica S.A.*,** .................................153,597,704
    4,190,810  Telefonos de Mexico S.A. (ADR) ......................246,472,013

                                                                    400,069,717
-------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $11,860,488,530) .........15,399,885,829
-------------------------------------------------------------------------------
Mercado Monetario - 0.1%
                   Janus Government Money Market Fund
 $ 21,800,000  6.00% (costo de $21,800,000) .........................21,800,000
-------------------------------------------------------------------------------
Acuerdo de Recompra - 1.4%
  238,500,000  ABN AMRO Securities, Inc., 5.90%
                  con fecha de 28/04/00, vencimiento
                  01/05/00, a ser comprado de vuelta a
                  $238,617,263 garantizado por
                  $109,960,608 en Fannie Mae,
                  6.00% - 7.1562%, 25/12/08 - 25/02/30;
                  $24,060,058 en el Sistema del Federal
                  Home Loan Bank, 6.74%, 06/07/09;
                  $92,613,891 en Freddie Mac, 6.00% -
                  7.7775%, 15/12/07 - 12/15/28;
                  $55,314,074 en Ginnie Mae, 6.40% -
                  7.50%, 20/04/22 - 16/02/30; con valores
                  respectivos de $91,774,799, $23,271,738,
                  $80,140,747 y $48,082,716 (costo de
                  $238,500,000) ....................................238,500,000
-------------------------------------------------------------------------------
Pagares de Empresas a Corto Plazo - 1.4%
               Deutsche Bank A.G.:
   50,000,000  6.03%, 11/05/00 ......................................49,916,250
  100,000,000  5.91%, 15/05/00 ......................................99,770,167
  100,000,000  6.00%, 18/05/00 ......................................99,716,667
-------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
  (costo amortizado de $249,403,084) ...............................249,403,084
-------------------------------------------------------------------------------


Ver las Notas a los Programas de Inversiones.


                                  Janus Equity Funds / 30 de abril del 2000  33

JANUS MERCURY FUND

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 8.7%
              Fannie Mae:
$ 50,000,000    5.79%, 18/05/00..................................$    49,863,292
  50,000,000    5.80%, 01/06/00.......................................49,750,278
 100,000,000    5.99%, 18/07/00.......................................98,665,000
              Sistema del Federal Home Loan Bank:
 100,000,000    5.65%, 03/05/00.......................................99,968,611
  50,000,000    5.83%, 11/05/00.......................................49,919,028
  50,000,000    5.69%, 12/05/00.......................................49,913,069
  50,000,000    5.81%, 03/07/00.......................................49,461,000
  50,000,000    5.93%, 14/07/00.......................................49,366,500
  50,000,000    5.90%, 24/07/00.......................................49,281,000
  50,000,000    5.87%, 18/08/00.......................................49,053,500
  50,000,000    5.94%, 08/09/00.......................................48,869,500
  50,000,000    5.94%, 13/09/00.......................................48,826,000
  75,000,000    5.96%, 18/09/00.......................................73,173,750
  50,000,000    6.00%, 20/09/00.......................................48,765,000
  50,000,000    5.92%, 27/09/00.......................................48,704,500
 100,000,000    6.03%, 29/09/00.......................................97,375,000
 100,000,000    5.94%, 04/10/00.......................................97,278,000
  20,000,000    6.24%, 26/04/01.......................................18,735,800
              Freddie Mac:
 100,000,000    5.94%, 22/06/00.......................................99,142,000
 100,000,000    6.01%, 17/08/00.......................................98,125,000
 150,000,000    5.90%, 27/09/00......................................146,113,500
  50,000,000    6.09%, 12/10/00.......................................48,562,500
  50,000,000    6.05%, 18/10/00.......................................48,517,000
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
 (costo de $1,518,597,778).........................................1,517,428,828
--------------------------------------------------------------------------------
Total de Inversiones (costo total de $13,888,789,392) - 99.5%.....17,427,017,741
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
 descontados los Pasivos - 0.5%.......................................91,791,584
--------------------------------------------------------------------------------
Activo Neto - 100%...............................................$17,518,809,325
--------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                    % de Valores de Inversion               Valor de Mercado
--------------------------------------------------------------------------------
Finlandia                                   11.5%                $ 2,008,137,838
Hong Kong                                    1.2%                    205,111,823
Japon                                        2.0%                    345,400,685
Mexico                                       1.4%                    246,472,013
Paises Bajos                                 1.1%                    192,868,200
Espana                                       0.9%                    153,597,704
Suecia                                       2.4%                    410,221,215
Reino Unido                                  2.1%                    368,742,480
Estados Unidos++                            77.4%                 13,496,465,783
--------------------------------------------------------------------------------
Total                                      100.0%                $17,427,017,741

++Incluye Valores a Corto Plazo (65.8% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                       Ganancia/
Divisa Vendida y                Unidades de    Valor de Divisa      (Perdida) no
Fecha de Liquidacion        Divisa Vendidas             en US$     Materializada
--------------------------------------------------------------------------------
Euro 09/06/00                   194,800,000     $  177,638,120       $17,230,286
Euro 08/09/00                   510,800,000        468,659,000        23,705,514
Euro 22/09/00                   359,000,000        329,705,600        16,732,990
Euro 05/10/00                    54,000,000         49,636,800         2,257,200
Yen japones 08/09/00          8,800,000,000         83,400,702         2,690,309
Yen japones 14/09/00          2,600,000,000         24,669,289           602,650
Yen japones 22/09/00          1,900,000,000         18,055,070           543,571
Yen japones 05/10/00          5,100,000,000         48,584,106         1,811,150
--------------------------------------------------------------------------------
Total                                           $1,200,348,687       $65,573,670


Ver las Notas a los Programas de Inversiones.


34  Janus Equity Funds / 30 de abril del 2000

JANUS OLYMPUS FUND (Cerrado a Nuevos Inversionistas)

[PHOTO]

Claire Young
Administradora de Cartera

El Janus Olympus Fund registro un rendimiento de 36.90% para el periodo de seis meses finalizado el 30 de abril del 2000, superando al S&P 500, el cual registro un rendimiento de 7.18%.(1) Como resultado, el Fondo logro colocarse en el decil mas alto, en el rango 15 de entre 457 fondos de crecimiento de alta capitalizacion para los 12 meses finalizados el 30 de abril del 2000, segun los sondea Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

Me complace informar que los aspectos fundamentales de la mayoria de nuestras tenencias se fortalecieron durante el periodo. Nuestras companias de crecimiento, lideres de mercado, fueron ayudadas por varias tendencias comerciales significativas, incluso un renovado enfasis en la conectividad por Internet.

Despues de pasar sin incidentes notables la crisis de cambio de fechas del ano 2000, las empresas grandes concentraron sus recursos de tecnologia de la informacion en proyectos nuevos para aprovechar Internet. Las companias de la "vieja economia" acogieron Internet, segun se demuestra cuando las Tres Grandes fabricantes de automoviles y los minoristas tradicionales anunciaron la introduccion de mercados electronicos para modernizar las compras y ventas de empresa a empresa. Estos mercados obligaran tambien a que los proveedores mas pequenos y de tamano mediano se instalen en linea para competir para los contratos de comercio electronico.

Nuestra tenencia en Sun Microsystems fue una de las beneficiadas por esta tendencia, ya que a la compania se le identifica de cerca con las empresas punto-com ("dot-com"), gracias a sus productos de servidor, software y servicios. Sun continuo tambien su iniciativa eSun para implantar internamente servicios basados en Internet, culminando en realces considerables en la productividad y los costos. VeriSign se beneficio tambien, ya que experimento una fuerte demanda de sus soluciones de sitios de Internet, las cuales permiten que las empresas se comuniquen y ejerzan el comercio en linea de manera segura. Asimismo, nuestra posicion en Network Solutions, la empresa lider de registro de nombres de dominio dot-com, dot-net y dot-org, estimulo sustancialmente su incremento de los ingresos al ayudar a los clientes a administrar su identidad y desarrollar sus capacidades de comercio por Internet. Ademas, Network Solutions y VeriSign anunciaron su fusion durante el periodo, y, como resultado, han de convertirse en la proveedora preferida de servicios empresariales de comercio electronico.

Otra tendencia que nos beneficio fue la mayor dependencia en el acceso a la informacion en cualquier momento y en cualquier lugar. Una proliferacion de dispositivos portatiles de mano, tales como los telefonos inalambricos y los asistentes digitales personales, han impulsado la demanda de componentes aun mas pequenos y con energia mas eficaz.

Nuestra tenencia principal, Nokia, proveedora lider de telefonos moviles y redes a nivel mundial, siguio jugando un papel dominante en la venidera "Sociedad de la Informacion Movil". La compania ha mejorado su funcionalidad telefonica basica, en tanto que ha disenado nuevos dispositivos para "poner Internet en su bolsillo". Texas Instruments, fabricante lider de semiconductores, y Xilinx, una de las principales compania de dispositivos logicos programables, nos premiaron tambien al mejorar sus tecnologias base para abordar nuevas areas, tales como los telefonos celulares, televisores con conexion a Internet y los reproductores MP3. Ademas, la tenencia de cartera Applied Materials experimento una tremenda demanda de sus sistemas de fabricacion de plaquetas de semiconductores que permiten que companias como Texas Instruments e Intel aumenten las densidades y reduzcan los costos unitarios de sus chips.

Otra cosa que apoyo al desempeno fue la tendencia hacia la entremezcla de los sistemas comerciales y el mayor uso de Internet por parte del consumidor, al igual que el advenimiento de nuevas industrias, tales como los proveedores de servicios de aplicaciones. Ambos han impuesto exigencias de capacidad enormes en la infraestructura de las telecomunicaciones, al doblar el trafico cada cuatro meses. Las companias de cable y telefonia siguen mejorando sus instalaciones para satisfacer las necesidades existentes y prepararse para los requisitos futuros de la transmision de datos, audio y video. Estas companias se ven ante el reto de utilizar los equipos existentes en tanto

                                               (continua en la siguiente pagina)

Perfil de la Cartera          30 de abril del 2000         31 de octubre de 1999
--------------------------------------------------------------------------------

Valores de Renta Variable                    74.7%                         89.5%
  Extranjeros                                18.3%                         17.4%
    Europeos                                 14.3%                         14.8%
Los 10 Principales Valores de
  Renta Variable (% de Activos)              29.6%                         32.8%
Numero de Acciones                             69                            64
Efectivo, Equivalentes a Efectivo y
  Valores de Renta Fija                      25.3%                         10.5%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                    30 de abril del 2000         31 de octubre de 1999
--------------------------------------------------------------------------------

Equipos de Telecomunicaciones                 7.1%                          6.8%

Componentes Electronicos -
  Semiconductores                             6.0%                          4.7%
Telecomunicaciones Celulares                  4.6%                          6.2%
Productos de Redes                            4.4%                          4.9%
Servicios de Telecomunicaciones               4.0%                          3.2%
--------------------------------------------------------------------------------


Las 10 Principales
Tenencias de Renta Variable   30 de abril del 2000         31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj (ADR)                               6.2%                          5.4%
VERITAS Software Corp.                        3.7%                          3.6%
Cisco Systems, Inc.                           3.4%                          3.3%
Sun Microsystems, Inc.                        3.2%                          4.5%
Vodafone AirTouch PLC                         2.7%                          2.5%
JDS Uniphase Corp.                            2.7%                          3.1%
Network Solutions, Inc.                       2.2%                           --
VeriSign, Inc.                                2.1%                          1.7%
Applied Materials, Inc.                       1.9%                          1.6%
Texas Instruments, Inc.                       1.5%                          1.6%
--------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo de crecimiento de alta capitalizacion como aquel "fondo que invierte por lo menos el 75% de sus activos de renta variable en companias con capitalizaciones de mercado (sobre una base ponderada de tres anos) mayores al 300% de la capitalizacion de mercado mediana ponderada en dolares del S&P Mid-Cap 400 Index. Los fondos de crecimiento de alta capitalizacion invierten normalmente en companias con ganancias a largo plazo que se preve creceran materialmente mas rapido que las ganancias de las acciones representadas en un indice de acciones no administrado principal. Por lo comun, estos fondos tendran una relacion precio-ganancias, una relacion precio-valor contable y una cifra de crecimiento de ganancias de tres anos superiores al promedio, comparadas con el promedio del universo de los fondos de alta capitalizacion diversificados estadounidenses". La calificacion por rangos se basa en el rendimiento total, incluyendo la reinversion de los dividendos y las ganancias de capital para el periodo indicado.


El desempeno en el pasado no garantiza los resultados en el futuro.


                                   Janus Equity Funds / 30 de abril del 2000  35
que cambian al Protocolo de Internet ("Internet Protocol" o "IP"), para las necesidades futuras de transferencia de datos.

Nuestra tenencia desde hace mucho tiempo, Cisco Systems, el lider mundial en redes para Internet, aprovecho sus capacidades base de enrutamiento a nivel de empresa, con nuevos productos que integran la voz, el video y los datos. Juniper Networks, proveedora lider del mercado de sistemas de IP de alto rendimiento, saco tambien provecho de la fuerte demanda de sus enrutadores medulares creada por los grandes proveedores de servicios de telecomunicaciones. La compania introdujo tambien productos para redes pares, anfitriones y la agregacion de trafico de alta velocidad. Mientras tanto, nuestra posicion en JDS Uniphase, la fabricante de componentes fotonicos mas grande, siguio encarando limitaciones de capacidad al sobrepasar expectativas la demanda de sus servicios de fibra optica.

Aunque nos complacieron los resultados globales del Fondo, vendimos con ganancia nuestra posicion de Tiffany, puesto que se acerco a su precio previsto y los tipos de interes al alza desfavorecian las perspectivas para el crecimiento futuro. Asimismo, Lucent Technologies fue liquidada tras no producir ganancias en el primer trimestre, debido a la demanda insatisfecha de sus nuevos productos de redes opticos. Por ultimo, se vendio Biogen cuando las pruebas para su medicamento inmunosupresora Antova fueron detenidas debido a sucesos desfavorables.

Mirando hacia el futuro, dada la reciente volatilidad y los indicios de que la inflacion acelera, vigilamos de cerca las condiciones de mercado. Mientras que la Reserva Federal insista en aumentar los tipos de interes, el mercado estara atento a todo indicio de inflacion. Por lo tanto, seguiremos concentrandonos en el potencial a largo plazo de nuestras inversiones, cuyos aspectos fundamentales se han de reconocer y recompensar en ultima instancia.

Gracias por su inversion en el Janus Olympus Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Olympus Fund y el S&P 500 Index. El Janus Olympus Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 29 de diciembre de 1995, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Olympus Fund ($49,125), comparado con el S&P 500 Index ($25,318).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 63.12%
Desde el 29/12/95*, 44.34%

Janus Olympus Fund - $49,125

S&P 500 Index - $25,318

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.


PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital                  Valor de Mercado
-------------------------------------------------------------------------------


Acciones Ordinarias - 74.7%
Calzado Atletico - 0.6%
  1,146,615 Nike, Inc. - Clase B ...............................$ 49,806,089

Servicios de Difusion y Programacion - 1.9%
  1,000,000 Clear Channel Communications, Inc.* ..................72,000,000
  1,448,625 Grupo Televisa S.A. (GDR)* ...........................91,897,148

                                  163,897,148

Television por Cable - 0.8%
  1,650,000 Comcast Corp. - Clase A Especial* ....................66,103,125

Telecomunicaciones Celulares - 4.6%
   750,000 Nextel Communications, Inc. - Clase A*................82,078,125
    2,307 NTT DoCoMo, Inc. .....................................77,062,539
  25,575,113 Vodafone AirTouch PLC** .............................117,646,848
  2,455,560 Vodafone AirTouch PLC (ADR)** .......................115,411,320

                                  392,198,832

Software de Comunicaciones - 0.4%
   432,435   Aspect Development, Inc.*.........................29,892,069

Seguridad de Datos de Computadora - 2.9%
   399,625 Check Point Software Technologies, Ltd.*..............69,135,125
  1,257,280 VeriSign, Inc.* .....................................175,233,400

                                  244,368,525

Software de Computadora - 0.4%
   433,030 Macromedia, Inc.*.....................................37,673,610

Computadoras - Sistemas Integrados - 3.1%
  2,063,760 ASM Lithography Holding N.V.*,** .....................82,550,400
   800,000 Brocade Communications Systems, Inc.*.................99,200,000
  1,428,452 Psion PLC** ..........................................85,766,224

                                  267,516,624

Computadoras - Dispositivos de Memoria - 3.7%
  2,900,000 VERITAS Software Corp.* .............................311,070,313

Computadoras - Micro - 3.2%
  3,000,000 Sun Microsystems, Inc.* .............................275,812,500

Cosmeticos y Articulos de Tocador - 1.3%
  1,963,000 Colgate-Palmolive Co. ...............................112,136,375

Distribucion y Mayoristas - 0.6%
   901,970 Costco Wholesale Corp.* ..............................48,762,753

Comercio Electronico - 1.0%
  1,350,000 Priceline.com, Inc.* .................................85,387,500

Componentes Electronicos - 0.7%
   694,705 Vishay Intertechnology, Inc.* ........................58,268,382

Componentes Electronicos - Semiconductores - 6.0%
  1,600,000 Applied Materials, Inc.* ............................162,900,000
   900,000 Conexant Systems, Inc.* ..............................53,887,500
   900,000 Taiwan Semiconductor Manufacturing
         Company, Ltd. (ADR)* ...............................47,081,250
   800,000 Texas Instruments, Inc. .............................130,300,000
  1,600,000 Xilinx, Inc.* .......................................117,200,000

                                  511,368,750


Ver las Notas a los Programas de Inversiones.


36 Janus Equity Funds / 30 del abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Software y Servicios a Nivel de Empresa - 2.3%
    700,000  i2 Technologies, Inc.*...............................$   90,475,000
  1,300,000  Oracle Corp.*...........................................103,918,750
                                                                     194,393,750

Software de Entretenimiento - 0.4%
    550,000  Electronic Arts, Inc.*...................................33,275,000

Fibra Optica - 2.7%
  2,200,000  JDS Uniphase Corp.*.....................................228,112,500

Finanzas - Banqueros/Corredores de Inversion - 1.0%
  1,153,645  Charles Schwab Corp......................................51,337,202
  1,635,495  E*TRADE Group, Inc.*.....................................35,163,143

                                                                      86,500,345

Finanzas - Banquero en Prestamos Hipotecarios - 0.7%
    973,250  Fannie Mae...............................................58,699,141

Alimentos - Minoristas - 0.6%
  3,000,000  Kroger Co.*..............................................55,687,500

Sistemas y Dispositivos de Identificacion - 0.8%
  1,200,000  Symbol Technologies, Inc.................................66,900,000

Instrumentos - Cientificos - 0.9%
  1,302,000  PE Corp./PE Biosystems Group.............................78,120,000

Contenido de Internet - 3.4%
  1,000,000  DoubleClick, Inc.*.......................................75,875,000
  1,245,890  Network Solutions, Inc.*................................184,391,720
    221,900  Yahoo!, Inc.*............................................28,902,475

                                                                     289,169,195

Software de Internet - 3.6%
  1,300,175  America Online, Inc.*....................................77,766,717
  1,456,260  Art Technology Group, Inc.*..............................88,467,795
  1,043,660  RealNetworks, Inc.*......................................49,704,308
  1,016,870  TIBCO Software, Inc.*....................................90,564,984

                                                                     306,503,804

Medica - Biomedicos y Geneticos - 0.6%
    100,000  Incyte Pharmaceuticals, Inc.*,ss,+........................7,218,750
    505,945  PE Corp./Celera Genomics Group*..........................41,740,462

                                                                      48,959,212

Medica - Medicamentos - 1.6%
    700,000  Genentech, Inc.*.........................................81,900,000
  1,300,000  Pfizer, Inc..............................................54,762,500

                                                                     136,662,500

Instrumentos Medicos - 1.0%
  1,500,000  Guidant Corp.*...........................................86,062,500

Fabricacion de Motocicletas y Motonetas - 0.2%
    485,785  Harley-Davidson, Inc.....................................19,340,315

Multimedios - 1.3%
  1,200,000  Time Warner, Inc........................................107,925,000

Productos de Redes - 4.4%
  4,200,000  Cisco Systems, Inc.*....................................291,178,125
    400,000  Juniper Networks, Inc.*..................................85,075,000

                                                                     376,253,125

Publicaciones - Periodicos - 0.5%
  1,119,250  New York Times Co. - Clase A.............................46,099,109

Minoristas - Ropa y Calzado - 0.7%
  1,600,000  Gap, Inc.............................................$   58,800,000

Minoristas - Productos para la Construccion - 0.7%
  1,000,000  Home Depot, Inc..........................................56,062,500

Minoristas - Farmacia - 0.9%
  2,700,000  Walgreen Co..............................................75,937,500

Minoristas - Restaurantes - 0.6%
  2,500,000  Wendy's International, Inc...............................55,937,500

Telecomunicaciones por Satelite - 1.3%
  1,800,000  EchoStar Communications Corp.*..........................114,637,500

Bancos Superregionales - 0.8%
  2,575,375  Firstar Corp.............................................64,062,453

Equipos de Telecomunicaciones - 7.1%
    900,000  Comverse Technology, Inc.*...............................80,268,750
  9,200,000  Nokia Oyj (ADR)*,**.....................................523,250,000

                                                                     603,518,750

Servicios de Telecomunicaciones - 3.2%
  1,648,396  COLT Telecom Group PLC*,**...............................70,392,101
    300,000  COLT Telecom Group PLC (ADR)*,**.........................51,225,000
  1,405,065  Cox Communications, Inc. - Clase A*......................60,154,345
    330,570  Level 3 Communications, Inc.*............................29,420,730
  1,800,000  SK Telecom Company, Ltd. (ADR)...........................57,712,500

                                                                     268,904,676

Telefonia - Integrada - 1.0%
  1,250,000  Telefonica S.A. (ADR)*,**................................82,812,500

Terapeutica - 0.4%
    379,740  Abgenix, Inc.*...........................................34,010,464

Equipos Inalambricos - 0.8%
    422,760  Aether Systems, Inc.*....................................70,382,934
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $4,016,499,178).............6,357,992,368
--------------------------------------------------------------------------------
Bonos de Empresas - 2.6%
Television por Cable - 1.0%
             United Pan-Europe Communications N.V.:
$59,774,000    11.25%, pagares principales,
               vencimiento 01/02/10**,+...............................55,589,820
 35,106,000    11.50%, pagares principales,
               vencimiento 01/02/10**,+...............................32,297,520

                                                                      87,887,340

Finanzas - Banqueros/Corredores de Inversion - 0.6%
 44,917,000  E*TRADE Group, Inc., 6.00%
               pagares subordinados convertibles
               vencimiento 01/02/07+..................................48,959,530

Contenido de Internet - 0.2%
 27,500,000  Critical Path, Inc., 5.75%
               bonos convertibles, vencimiento 01/04/05+..............20,796,875

Servicios de Telecomunicaciones - 0.8%
 72,000,000  Level 3 Communications, Inc., 6.00%
               obligaciones
               subordinadas convertibles
               vencimiento 15/03/10...................................64,530,000
--------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $226,968,981)...................222,173,745
--------------------------------------------------------------------------------
Mercado Monetario - 0.7%
             Janus Government Money Market Fund
 60,000,000    6.00% (costo de $60,000,000)...........................60,000,000
--------------------------------------------------------------------------------

Ver las Notas a los Programas de Inversiones.

                                   Janus Equity Funds / 30 de abril del 2000  37

JANUS OLYMPUS FUND

PROGRAMA DE INVERSIONES  (sin auditar)


Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------

Pagares de Empresas a Corto Plazo - 7.1%
                Associates Corp N.A.
  $404,100,000    5.99%, 01/05/00.................................$  404,100,000
                Deutsche Bank A.G.
   100,000,000    6.00%, 18/05/00.....................................99,716,667
                JP Morgan Securities
   100,000,000    5.90%, 08/05/00.....................................99,885,278
--------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
  (costo amortizado de $603,701,945).................................603,701,945
--------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 14.5%
                Fannie Mae:
    50,000,000    5.79%, 18/05/00.....................................49,863,292
    50,000,000    5.80%, 01/06/00.....................................49,750,278
    50,000,000    6.07%, 11/09/00.....................................48,843,500
                  Sistema del Federal Home Loan Bank:
   100,000,000    5.65%, 09/05/00.....................................99,874,444
    50,000,000    5.83%, 11/05/00.....................................49,919,028
    50,000,000    5.65%, 15/05/00.....................................49,890,139
    50,000,000    5.69%, 22/05/00.....................................49,834,042
    50,000,000    5.78%, 31/05/00.....................................49,759,167
    50,000,000    5.89%, 30/06/00.....................................49,495,000
    50,000,000    5.80%, 14/07/00.....................................49,366,500
   100,000,000    5.95%, 24/07/00.....................................98,562,000
    50,000,000    5.97%, 28/07/00.....................................49,247,000
    50,000,000    5.98%, 03/08/00.....................................49,184,000
    50,000,000    5.92%, 18/08/00.....................................49,053,500
    50,000,000    5.98%, 30/08/00.....................................48,949,500
   100,000,000    6.02%, 22/09/00.....................................97,496,000
    50,000,000    6.05%, 16/10/00.....................................48,534,500
    50,000,000    5.98%, 08/12/00.....................................48,060,000
                Freddie Mac:
    50,000,000    6.06%, 20/06/00.....................................49,579,167
    50,000,000    6.05%, 18/10/00.....................................48,517,000
   100,000,000    6.02%, 15/12/00.....................................95,997,000
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $1,230,565,097)........................................1,229,775,057
--------------------------------------------------------------------------------
Total de Inversiones
  (costo total de $6,137,735,201) - 99.6%..........................8,473,643,115
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0.4%......................................33,859,037
--------------------------------------------------------------------------------
Activo Neto - 100%................................................$8,507,502,152
--------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000


Pais                  % de Valores de Inversiones               Valor de Mercado
--------------------------------------------------------------------------------
Finlandia                                    6.2%                 $  523,250,000
Israel                                       0.8%                     69,135,125
Japon                                        0.9%                     77,062,539
Mexico                                       1.1%                     91,897,148
Paises Bajos                                 2.0%                    170,437,740
Corea del Sur                                0.7%                     57,712,500
Espana                                       1.0%                     82,812,500
Taiwan                                       0.5%                     47,081,250
Reino Unido                                  5.2%                    440,441,493
Estados Unidos++                            81.6%                  6,913,812,820
--------------------------------------------------------------------------------
Total                                      100.0%                 $8,473,643,115


++Incluye Valores a Corto Plazo (59.2% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                       Ganancia/
Divisa Vendida y                Unidades de   Valor de Divisa       (Perdida) No
Fecha de Liquidacion        Divisa Vendidas            en US$      Materializada
--------------------------------------------------------------------------------
Libra Esterlina 18/05/00          8,233,000       $12,787,496           $293,918
Libra Esterlina 09/06/00         88,000,000       136,708,000          5,054,370
Libra Esterlina 08/09/00         15,000,000        23,332,500            505,395
Libra Esterlina 05/10/00         45,000,000        70,029,000          1,188,000
Euro 09/06/00                    58,100,000        52,981,390          1,464,731
Euro 08/09/00                    91,600,000        84,043,000          4,176,918
Euro 22/09/00                   103,000,000        94,595,200          4,800,830
Euro 29/09/00                     3,400,000         3,123,920            168,470
Euro 05/10/00                    54,400,000        50,004,480          2,273,920
--------------------------------------------------------------------------------
Total                                            $527,604,986        $19,926,552

Ver las Notas a los Programas de Inversiones.


38  Janus Equity Funds / 30 de abril del 2000

JANUS OVERSEAS FUND (cerrado a nuevos inversionistas)

[PHOTO]

Helen Young Hayes
Administradora de Cartera

[PHOTO]

Laurence Chang
Administrador de Cartera

El Janus Overseas Fund registro un rendimiento de 52.18% para el periodo de seis meses finalizado el 30 de abril del 2000, superando al rendimiento de su indice referencial, el Morgan Stanley Capital International EAFE Index, el cual obtuvo un rendimiento de 6.72%.(1) Como resultado, el Fondo logro colocarse en el decil mas alto para el periodo de 12 meses finalizado el 30 de abril del 2000, colocandolo en el rango 8 de entre 648 fondos internacionales sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

A pesar de nuestro desempeno, el entorno para los valores de renta variable internacionales resulto ser cada vez mas dificil. Durante todo el periodo, los mercados europeos lucharon con un crecimiento economico desigual y una debilidad en la moneda euro, lo cual provoco temores a la inflacion. En un intento por contener la inflacion por debajo del limite del 2% autoimpuesto por la Union Europea, el Banco Central Europeo inicio una serie de aumentos en los tipos de interes. Mientras tanto, a Asia y a America Latina les fue mejor, fortalecidos por aspectos economicos fundamentales en mejora. En Japon, un creciente deficit presupuestario y una economia con poca vitalidad contuvo a la mayor parte de los valores de renta variable, con excepcion de ciertas acciones individuales, principalmente en el area de la tecnologia.

La volatilidad, la cual ha llegado a caracterizar el comportamiento del mercado, se intensifico durante todo el periodo. Aunque algunos indices de mercado alcanzaron niveles record, la amplitud del avance fue notablemente estrecha. Sin embargo, desde marzo, las mismas acciones que avivaron el mercado alcista --o sea, las emisiones de tecnologia y otras de la "nueva economia"-- desataron varias olas de ventas generalizadas al reconocer los inversionistas que, de hecho, las valoraciones podrian estar a niveles exagerados. El enfoque se dirigio entonces hacia las companias subvaloradas de la "vieja economia", algo que parecia indicar un cambio en el liderazgo de mercado. No obstante, en su mayor parte, los mercados parecian estabilizarse dentro de una gama de compraventa, moviendose abruptamente en una u otra direccion de un dia a otro.

En este tipo de entorno de mercado, opinamos que es importante sobre todo identificar oportunidades individuales capaces de trascender las fluctuaciones a corto plazo. Si bien reconocemos el impacto de los sucesos economicos y de mercado, nos seguimos concentrando en companias que combinan franquicias dominantes, productos sobresalientes y directivos visionarios. Las comunicaciones inalambricas han resultado ser un area muy fecunda para nosotros, y, en este grupo, destaca NTT DoCoMo de Japon. El nuevo servicio de datos inalambricos i-Mode de la compania se esta convirtiendo en un vehiculo significativo de crecimiento, evolucionando sobre la base de su exito, ya fenomenal, de sus ofrecimientos unicamente de voz. Las recientes interrupciones en el servicio, resultado de una infraestructura sobrecargada, son algo preocupantes. Sin embargo, seguimos en contacto estrecho con DoCoMo y estamos satisfechos de sus esfuerzos por mejorar la capacidad de red.

La creciente demanda en los mercados de telecomunicaciones y electronica, junto con una tendencia continua hacia la aumentada subcontratacion de la produccion entre los fabricantes de electronica, han estimulado el fuerte desempeno de la empresa domiciliada en Canada, Celestica, una adicion relativamente reciente al Fondo. Como una de las companias lideres de servicios de fabricacion de productos electronicos, Celestica permite que sus clientes --fabricantes de primera categoria de equipos de redes, computacion y telecomunicaciones, tales como IBM, Cisco Systems y EMC-- se concentren en disenar equipos y software, mientras que Celestica proporciona los conocimientos especializados de logistica, fabricacion y ensamblaje necesarios para fabricar el producto final. La presion en las acciones de tecnologia a fines del periodo obligo a Celestica a ceder parte de sus ganancias, pero seguimos siendo optimistas acerca de las tendencias a largo plazo en la industria y para la compania.

A medida que las empresas acogen el poder de Internet, la necesidad de productos que protejan las comunicaciones y las transacciones del comercio electronico se vuelve cada vez mas critica. La exigencia de mejores medidas de seguridad acelero en febrero, cuando aparecieron varios ataques

(continua en la siguiente pagina)

Perfil de la Cartera           30 de abril del 2000      30 de octubre de 1999
------------------------------------------------------------------------------
Valores de Renta Variable                     86.1%                      94.3%
 Extranjeros                                  81.2%                      87.3%
Los 10 Principales Valores
 de Renta Variable (% de Activos)             31.9%                      34.4%
Numero de Acciones                             143                        110
Efectivo, Equivalentes
 a Efectivo y Valores de
 Renta Fija                                   13.9%                       5.7%
------------------------------------------------------------------------------

Los 5 Principales
Industrias                     30 de abril del 2000      30 de octubre de 1999
------------------------------------------------------------------------------
Telecomunicaciones Celulares                  15.0%                      14.9%
Equipos de Telecomunicaciones                 11.3%                       9.9%
Servicios de Telecomunicaciones                7.4%                      10.9%
Telefonia - Integrada                          5.6%                       4.3%
Componentes Electronicos                       3.9%                       3.2%
------------------------------------------------------------------------------

Los 5 Principales Paises       30 de abril del 2000      30 de octubre de 1999
------------------------------------------------------------------------------
Reino Unido                                   14.2%                      11.6%
Japon                                         13.5%                      19.2%
Canada                                         7.3%                       7.7%
Finlandia                                      7.1%                       6.8%
Hong Kong                                      6.8%                       3.4%
------------------------------------------------------------------------------

Los 10 Principales
Tenencias de Renta Variable    30 de abril del 2000      30 de octubre de 1999
------------------------------------------------------------------------------
Nokia Oyj                                      6.3%                       5.7%
Vodafone AirTouch PLC                          4.8%                       2.0%
NTT DoCoMo, Inc.                               4.5%                       7.9%
China Telecom, Ltd.                            4.4%                       3.0%
Telefonaktiebolaget L.M.
  Ericsson A.B.                                2.2%                       1.5%
Check Point Software
  Technologies, Ltd.                           2.1%                       0.1%
COLT Telecom Group PLC                         2.0%                       2.9%
Telefonos de Mexico S.A.                       1.9%                       1.4%
Koninklijke (Royal)
 Philips Electronics N.V.                      1.9%                       2.3%
Sony Corp.                                     1.8%                       1.4%
------------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos. Los dividendos netos reinvertidos son los dividendos que estan pendientes de ser reinvertidos despues de que se hayan cumplido las obligaciones tributarias extranjeras. Tales obligaciones varian de un pais a otro.

(2) Lipper, Inc., define un fondo internacional como aquel que "invierte sus activos en valores cuyos mercados de compraventa principales estan fuera de los Estados Unidos". Al 30 de abril del 2000, Janus Overseas Fund se coloco en el rango 1 degree(s) de entre 253 fondos para el periodo de 5 anos. Esta calificacion por rango se basa en el rendimiento total, incluida la reinversion de los dividendos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro.


                                  Janus Equity Funds / 30 de abril del 2000  39
efectuados por piratas informaticos en sitios importantes en Internet. Estas mayores preocupaciones en torno a la seguridad de las redes beneficiaron a nuestras tenencias en Check Point Software de Israel, el cual domina el software de cortafuegos, y en Baltimore Technologies de Irlanda, el cual se especializa en certificados digitales.

Otra compania que contribuyo positivamente fue Legend Holdings, una nueva posicion para el Fondo. El Internet impulsa una enorme demanda de computadoras personales en cada rincon del mundo, y China no es la excepcion. Legend, una fabricante y distribuidora china de computadoras personales, crea una ventaja de "primer participante" en el mercado de consumidores mas grande del mundo, y ha duplicado su participacion de mercado en China durante los ultimos dos anos, a mas del 25%.

A pesar de estos exitos, varias de nuestras tenencias no alcanzaron nuestras expectativas. Una en particular, Sony, la gigante de la electronica para el consumidor, experimento un descenso a raiz de informes de problemas tecnicos en su nueva consola de juegos de video PlayStation2. Sin embargo, el dominio de Sony en el negocio de consolas para juegos sigue siendo una ventaja competitiva. En consecuencia, hemos retenido nuestra posicion.

Mirando hacia el futuro, en terminos generales nos mantenemos optimistas con respecto al futuro a largo plazo de los mercados internacionales. Las perspectivas para Asia y los mercados emergentes siguen siendo cada vez mas prometedoras. Sin embargo, a corto plazo, es probable que la persistente incertidumbre economica, sobre todo en Europa, lleve a una mayor volatilidad. En prevision de eso, hemos aumentado nuestra posicion de efectivo a fin de aumentar nuestra flexibilidad, al presentarse oportunidades de inversion interesantes. No obstante, seguimos concentrados en los aspectos fundamentales de las companias individuales, sondeando de cerca los niveles de valoracion e invirtiendo en negocios que, a nuestro parecer, pueden generar resultados solidos en cualquier entorno economico.

Para concluir, queremos darles las gracias por su inversion y confianza en el Janus Overseas Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Overseas Fund y el Morgan Stanley Capital International EAFE Index. El Janus Overseas Fund esta representado por un area sombreada verde. El Morgan Stanley Capital International EAFE Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 2 de mayo de 1994, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Overseas Fund ($41,625), comparado con el Morgan Stanley Capital International EAFE Index ($17,289).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 80.21%
Cinco anos, 32.47%
Desde el 02/05/94*, 26.85%

Janus Overseas Fund - $41,625

Morgan Stanley
Capital International
EAFE Index - $17,289

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.

La inversion en valores extranjeros conlleva riesgos especiales, tales como las fluctuaciones de divisas y la incertidumbre politica.


PROGRAMA DE INVERSIONES (sin auditar)



Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------

Acciones Ordinarias - 83.3%
Ventas de Publicidad - 0.1%
     30,973  Havas Advertising S.A.** ............................$   15,495,073

Biotecnologia Agricola - 0.5%
  1,030,943  Pharmacia Corp. .........................................51,482,716

Fabricantes de Ropa - 0.1%
     93,925  Gucci Group N.V.
               - Acciones de Nueva York**..............................8,230,178

Software de Aplicaciones - 0.2%
  1,899,250  Sage Group PLC**.........................................21,054,133

Productos de Audio y Video - 1.8%
  1,553,800  Sony Corp.** ...........................................179,071,870
     45,140  Sony Corp. (ADR)** ......................................10,184,713

                                                                     189,256,583

Servicios de Difusion y Programacion - 1.4%
    438,846  EM.TV & Merchandising A.G.** ............................34,791,201
  1,518,425  Grupo Televisa S.A. (GDR)* ..............................96,325,086
    250,600  UnitedGlobalCom, Inc. - Clase A* ........................13,313,125

                                                                     144,429,412

Television por Cable - 2.9%
     489,305  Globo Cabo S.A. (ADR) ...................................8,257,022
   5,261,292  Le Groupe Videotron ltee.**,# .........................126,413,699
   4,483,610  Rogers Communications, Inc. - Clase B*,**..............116,655,159
     257,835  Rogers Communications, Inc. - Clase B
                Acciones de Nueva York*,** ............................6,703,710
   8,676,477  Telewest Communications PLC*,** ........................52,984,162

                                                                     311,013,752

Telecomunicaciones Celulares - 15.0%
   9,516,000  China Telecom, Ltd.*,** ................................68,722,066
   2,704,870  China Telecom, Ltd. (ADR)*,** .........................396,770,618
   1,006,526  Egyptian Mobile Service Co.* ...........................38,372,772
      14,498  NTT DoCoMo, Inc.** ....................................484,288,121
   2,982,190  Partner Communications
                Company, Ltd. (ADR)* .................................31,872,156
   2,577,249  Telecom Italia Mobile S.p.A.** .........................24,671,210
   1,233,260  Telesp Celular Participacoes S.A. (ADR).................54,417,598
  99,669,831  Vodafone AirTouch PLC** ...............................458,486,400
   1,080,800  Vodafone AirTouch PLC (ADR)** ..........................50,797,600

                                                                   1,608,398,541

Bancos Comerciales - 0.4%
      510,089  Bipop - Carire S.p.A.** ...............................46,467,967


Ver las Notas a los Programas de Inversiones.


40  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                 Valor de Mercado
-----------------------------------------------------------------------------

Seguridad de Datos de Computadora - 2.7%
      627,047  Baltimore Technologies PLC*,**....................$ 63,415,159
    1,324,375  Check Point Software Technologies, Ltd.*...........229,116,875

                                                                  292,532,034

Servicios de Computadora - 1.8%
      187,330  Atos S.A.*,**.......................................20,296,783
      200,704  Cap Gemini S.A.**...................................39,504,612
       48,941  CMG PLC**............................................3,184,316
      515,037  Connecta A.B.*......................................16,395,655
      991,611  Getronics N.V.**....................................59,276,587
    1,918,479  Logica PLC**........................................58,089,395

                                                                  196,747,348

Software de Computadora - 0.9%
      408,017  Software A.G.**.....................................47,219,349
      978,236  Tietoenator Oyj**...................................47,245,182

                                                                   94,464,531

Computadoras - Sistemas Integrados - 1.6%
      535,722  ASM Lithography Holding N.V. *,**...................20,991,620
      212,358  ASM Lithography Holding N.V. (ADR)*,**...............8,494,320
    6,686,000  Dimension Data Holdings, Ltd........................43,887,770
    1,158,400  Fujitsu, Ltd.**.....................................32,799,596
      693,592  Psion PLC**.........................................41,644,218
    1,501,417  SEMA Group PLC**....................................24,245,987

                                                                  172,063,511

Computadoras - Micro - 1.8%
  161,816,000  Legend Holdings, Ltd.**............................188,013,608

Procesamiento y Administracion de Datos - 0.1%
       67,454  Autonomy Corp. PLC*,**...............................8,971,382

Distribucion y Mayoristas - 0%
    4,480,000  Global Tech Holdings, Ltd.**.........................5,119,025

Operaciones Diversificadas - 1.1%
    1,852,772  Bombardier, Inc.**..................................49,768,756
   11,615,000  Citic Pacific, Ltd.**...............................53,236,154
    2,792,939  Hays PLC**..........................................19,284,350

                                                                  122,289,260

Comercio Electronico - 0.4%
  12,029,226  QXL.com, Ltd.*,**....................................38,779,943

Productos Electricos - 1.1%
   1,570,880  Pace Micro Technology PLC**..........................18,435,848
     197,840  Samsung Electronics..................................53,484,022
     575,910  Samsung Electronics (GDR)+...........................46,159,187

                                                                  118,079,057

Componentes Electronicos - 3.9%
     61,624   Celestica, Inc.*,**...................................3,323,138
  1,249,025   Celestica, Inc. - Acciones de Nueva York*,**.........68,149,927
  2,788,824   Koninklijke (Royal) Philips Electronics N.V.**......124,702,507
  1,641,271   Koninklijke (Royal) Philips Electronics N.V.
                - Acciones de Nueva York**.........................73,241,718
    387,000   Murata Manufacturing Company, Ltd.**.................75,200,162
  2,792,000   NEC Corp.**..........................................75,954,107

                                                                  420,571,559

Componentes Electronicos - Semiconductores - 1.9%
    491,855  Chartered Semiconductor Manufacturing,
                 Ltd. (ADR)*,**....................................42,975,831
     47,900  Rohm Company, Ltd.**..................................16,044,737
     60,175  St Assembly Test Services, Ltd. (ADR)*,**..............2,508,545
    383,945  STMicroelectronics N.V.**.............................73,437,769
     64,005  STMicroelectronics N.V. -
                 Acciones de Nueva York**..........................12,140,948
    989,979  Taiwan Semiconductor Manufacturing
                 Company, Ltd. (ADR)*..............................51,788,276

                                                                  198,896,106

Dispositivos de Seguridad Electronica - 0.1%
  1,801,167  Williams PLC**........................................10,255,719

Fibra Optica - 1.5%
     63,620  E-Tek Dynamics, Inc.*.................................13,026,195
  1,422,814  JDS Uniphase Corp.*..................................147,528,027
    118,190  Lumenon Innovative Lightwave
                 Technology, Inc. -
                 Acciones de Nueva York*,**.........................2,245,610

                                                                  162,799,832

Alimentos - Servicio de Alimentos - 0.4%
  2,648,369  Compass Group PLC**...................................37,753,369

Recursos Humanos - 0.6%
  2,496,195  Capita Group PLC**....................................64,332,577

Contenido de Internet - 1.7%
  1,790,546  Melbourne IT, Ltd.*....................................8,584,089
    695,100  Softbank Corp.**.....................................171,515,961
     19,322  Terra Networks S.A.*,**................................1,198,169
    319,051  World Online International N.V.*,**....................4,302,886

                                                                  185,601,105

Software de Internet - 1.1%
    291,740  Commtouch Software, Ltd.*..............................6,163,008
  1,031,600  Framtidsfabriken A.B.*................................16,938,469
    635,066  GEO Interactive Media Group PLC*,**,+.................11,925,015
  3,114,828  Information Highway A.B.*,#...........................32,008,652
    106,647  Intershop Communications A.G.*,**.....................47,473,498

                                                                  114,508,642

Seguros de Vida y de Salud - 0.8%
  5,314,129  Prudential PLC**......................................82,274,134

Maquinaria - Electrica - 0%
     21,313  Schneider Electric S.A.**..............................1,398,347

Medica - Biomedicos y Geneticos - 0.9%
  1,763,122  Cambridge Antibody Technology
                 Group PLC*,**,#...................................67,938,733
  1,151,357  Oxford GlycoSciences PLC*,**..........................29,051,500
      8,600  QIAGEN N.V.*,**........................................1,248,075

                                                                   98,238,308

Medica - Medicamentos - 2.4%
     18,065  Ares-Serono Group - Clase B**.........................55,597,538
  1,232,212  AstraZeneca Group PLC**...............................51,848,366
     38,334  AstraZeneca Group PLC (ADR)**..........................1,613,863
  1,917,000  Takeda Chemical Industries, Ltd.**...................126,118,917
    389,000  Yamanouchi Pharmaceutical Company, Ltd.**.............20,552,953

                                                                  255,731,637

Productos Medicos - 0.3%
     64,654  Synthes-Stratec, Inc.*,**,+...........................27,477,950

Procesadores y Fabricantes de Metales - 1.1%
  5,838,514   Assa Abloy A.B. - Clase B...........................118,691,385



Ver las Notas a los Programas de Inversiones.


                                Janus Equity Funds / 30 de abril del 2000  41

JANUS OVERSEAS FUND

PROGRAMA DE INVERSIONES (sin auditar)



Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------


Bancos de Centros Monetarios - 1.4%
     5,472,293  Banco Bilbao Vizcaya Argentaria S.A.** ...........$   74,799,487
     2,450,441  DBS Group Holdings, Ltd.** ...........................33,726,162
     4,484,000  Fuji Bank, Ltd.** ....................................37,341,919

                                                                     145,867,568

Multimedios - 1.3%
     1,128,382  Corus Entertainment, Inc. - Clase B*,** ..............30,462,664
       200,955  News Corporation, Ltd. (ADR) .........................10,336,623
     4,256,162  Shaw Communications, Inc. - Clase B** ................99,534,382

                                                                     140,333,669

Productos de Redes - 0.2%
       616,170  Newbridge Networks Corp.
                  - Acciones de Nueva York*,** .......................22,066,588

Companias Petroleras - Integradas - 1.9%
     2,614,000  Petroleo Brasileiro S.A. (ADR)........................61,929,303
       952,166  Total Fina Elf S.A.** ...............................144,812,824

                                                                     206,742,127

Petroquimicos - 0.9%
     3,564,879  Reliance Industries, Ltd. ............................28,327,219
     2,766,396  Reliance Industries, Ltd. (GDR)+ .....................70,958,057

                                                                      99,285,276

Seguro de la Propiedad y contra Accidentes - 0.2%
     2,007,000  Tokyo Marine & Fire Insurance
                  Company, Ltd.** ....................................19,573,861

Publicaciones - Periodicos - 0.3%
     1,894,000  Singapore Press Holdings, Ltd.** .....................37,049,406

Reciclaje - 0.6%
     3,091,892  Tomra Systems A.S.A. .................................63,933,719

Minoristas - Diversificados - 0.3%
       404,000  Ito-Yokado Company, Ltd.** ...........................29,494,897

Servicios de Seguridad - 0.9%
     3,861,994  Securitas A.B. - Clase B ............................100,079,485

Equipos de Telecomunicaciones - 11.3%
         8,881  ADVA A.G. Optical Networking** ........................4,888,063
       174,216  Alcatel S.A.** .......................................40,482,399
       463,195  Comverse Technology, Inc.* ...........................41,311,204
     4,954,000  Datacraft Asia, Ltd.** ...............................37,155,000
     6,935,957  Nokia Oyj** .........................................398,817,098
     4,837,315  Nokia Oyj (ADR)** ...................................275,122,291
     1,472,120  Nortel Networks Corp. -
                  Acciones de Nueva York** ..........................166,717,590
     1,525,472  Telefonaktiebolaget L.M. Ericsson A.B. (ADR).........134,908,930
     1,176,312  Telefonaktiebolaget L.M. Ericsson A.B
                  - Clase B .........................................104,719,204

                                                                   1,204,121,779

Servicios de Telecomunicaciones - 7.4%
     2,271,035  Amdocs, Ltd.* .......................................153,720,682
       303,595  BCE, Inc.** ..........................................35,140,705
     4,999,712  COLT Telecom Group PLC*,** ..........................213,504,661
       243,400  Dacom Corp. ..........................................35,313,044
     1,379,941  Energis PLC*,** ......................................68,429,221
     1,002,055  FirstCom Corp.* ......................................20,792,641
     1,100,465  GT Group Telecom, Inc. - Clase B
                  Acciones de Nueva York*,**,# .......................14,237,266
       467,010  Hanaro Telecom, Inc. (ADR)* ...........................3,677,704
       399,825  Infonet Services Corp. - Clase B* .....................6,747,047
       705,316  NTL, Inc.* ...........................................53,956,674
         1,423  NTT Data Corp.** .....................................18,960,767
     4,374,145  SK Telecom Company, Ltd. (ADR) ......................140,246,024
       418,449  Sonera Oyj** .........................................23,069,380

                                                                     787,795,816

Telefonia - Integrada - 4.7%
         1,857  Nippon Telegraph & Telephone Corp.**..................23,025,296
     6,131,503  Telefonica S.A.*,** .................................136,778,040
       152,327  Telefonica S.A. (ADR)*,** ............................10,091,664
     3,526,810  Telefonos de Mexico S.A. (ADR) ......................207,420,513
     2,111,463  Versatel Telecom International N.V.*,**...............84,851,609
       998,710  Viatel, Inc.* ........................................38,200,658

                                                                     500,367,780

Telefonia - Local - 0%
        93,223  Tele Norte Leste Participacoes S.A. (ADR)..............1,660,535

Television - 0.2%
       128,414  Canal Plus S.A.** ....................................24,807,686

Terapeutica - 0.2%
       402,565  QLT PhotoTherapeutics, Inc.
                 - Acciones de Nueva York*,** ........................22,367,518

Tabaco - 0.3%
         3,714  Japan Tobacco, Inc.** ................................27,321,060

Productos de Alambre y Cable - 0.6%
     4,678,000  Furukawa Electric Company, Ltd.**.....................64,885,905
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $5,306,078,738).............8,909,173,399
--------------------------------------------------------------------------------
Bonos Extranjeros - 0.1%
Television por Cable - 0.1%
EUR             United Pan-Europe Communications N.V:
     9,800,000    11.25%, pagares principales,
                  vencimiento 01/02/10**,+ ............................9,114,000
     5,406,000    11.50%, pagares principales,
                  vencimiento 01/02/10**,+ ............................4,973,520
--------------------------------------------------------------------------------
Total de Bonos Extranjeros (costo de $15,094,664) ....................14,087,520
--------------------------------------------------------------------------------
Acciones Preferentes - 2.8%
Automotriz - Automoviles y Camiones Livianos - 0.7%
        31,565  Porsche A.G.** .......................................78,524,731

Software y Servicios a Nivel de Empresa - 0.2%
        36,329  SAP A.G.** ...........................................21,418,830

Servicios de Administracion/Asesoria de Inversiones - 0.8%
       172,092  Marschollek, Lautenschlaeger und
                     Partner A.G.** ..................................91,268,662
Multimedios - 0.2%
       376,960  News Corporation, Ltd. (ADR) .........................16,586,240

Telefonia - Integrada - 0.9%
       796,145  Telecomunicacoes Brasileiras S.A. (ADR)...............94,094,387
--------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $198,747,290)................301,892,850
--------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 0.9%
                Deutsche Bank A.G.
  $100,000,000    5.89%, 08/05/00
                  (costo amortizado de $99,885,472)...................99,885,472
--------------------------------------------------------------------------------
Deposito a Plazo - 3.9%
                Societe Generale, New York
   422,300,000    5.9375%, 01/05/00
                  (costo de $422,300,000) ...........................422,300,000
--------------------------------------------------------------------------------


Ver las Notas a los Programas de Inversiones.


42  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)


Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------

Agencias del Gobierno de los EE.UU. - 6.5%
                       Fannie Mae:
          $ 50,000,000  5.79%, 18/05/00.............................$ 49,750,277
            50,000,000  5.87%, 01/06/00...............................49,863,292
                       Sistema del Banco Federal de Prestamos
                       para el Hogar "Federal Home Loan Bank":
            50,000,000  5.68%, 31/05/00...............................49,759,167
           100,000,000  5.94%, 29/06/00...............................99,006,000
            50,000,000  5.81%, 03/07/00...............................49,461,000
            50,000,000  5.81%, 14/07/00...............................49,366,500
           100,000,000  5.90%, 24/07/00...............................98,562,000
            50,000,000  5.84%, 14/08/00...............................49,088,500
            50,000,000  5.87%, 07/09/00...............................48,878,000
            50,000,000  6.03%, 04/10/00...............................48,639,000
                       Freddie Mac:
           100,000,000  6.02%, 15/12/00...............................95,997,000
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
   (costo de $688,892,042)...........................................688,370,736
--------------------------------------------------------------------------------
Total de Inversiones
   (costo total de $6,730,998,206) - 97.5%........................10,435,709,977
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
   descontados los Pasivos - 2.5%....................................265,614,811
--------------------------------------------------------------------------------
Activo Neto - 100%...............................................$10,701,324,788
--------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000


Pais                  % de Valores de Inversiones               Valor de Mercado
--------------------------------------------------------------------------------
Australia                                    0.3%                 $   35,506,952
Brasil                                       2.1%                    220,358,845
Canada                                       7.3%                    763,786,712
Egipto                                       0.4%                     38,372,772
Finlandia                                    7.1%                    744,253,951
Francia                                      3.6%                    372,376,441
Alemania                                     3.1%                    325,584,334
Hong Kong                                    6.8%                    711,861,471
India                                        1.0%                     99,285,276
Israel                                       2.7%                    279,077,054
Italia                                       0.7%                     71,139,177
Japon                                       13.5%                  1,412,334,842
Mexico                                       2.9%                    303,745,599
Paises Bajos                                 3.8%                    399,427,020
Noruega                                      0.6%                     63,933,719
Singapur                                     1.5%                    153,414,944
Sudafrica                                    0.4%                     43,887,770
Corea del Sur                                2.7%                    278,879,981
Espana                                       2.2%                    222,867,360
Suecia                                       5.0%                    523,741,780
Suiza                                        0.8%                     83,075,488
Taiwan                                       0.5%                     51,788,276
Reino Unido                                 14.2%                  1,486,375,036
Estados Unidos++                            16.8%                  1,750,635,177
--------------------------------------------------------------------------------
Total                                      100.0%                $10,435,709,977


++Incluye Valores a Corto Plazo (5.2% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                       Ganancia/
Divisa Vendida y                  Unidades de    Valor de Divisa    (Perdida) no
Fecha de Liquidacion          Divisa Vendidas             en US$   Materializada
--------------------------------------------------------------------------------
Libra Esterlina 09/06/00          119,600,000       $185,798,600      $5,413,832
Libra Esterlina 08/09/00           78,400,000        121,951,200       2,042,925
Libra Esterlina 22/09/00           66,000,000        102,682,800       2,456,850
Libra Esterlina 29/09/00          121,000,000        188,276,000       3,823,600
Libra Esterlina 05/10/00           27,100,000         42,173,020         715,440
Dolar Canadiense 18/05/00          84,300,000         56,955,611       1,430,112
Dolar Canadiense 22/09/00         123,700,000         83,853,037       1,379,717
Euro 18/05/00                     218,000,000        198,467,200      21,230,366
Euro 02/06/00                     121,400,000        110,643,960      16,583,241
Euro 08/09/00                     180,700,000        165,792,250       6,016,624
Euro 22/09/00                      75,000,000         68,880,000       3,495,750
Euro 29/09/00                      81,400,000         74,790,320       4,033,370
Euro 05/10/00                     381,600,000        350,766,720      15,950,880
Dolar de Hong Kong 16/03/01     1,180,000,000        151,379,089          39,895
Dolar de Hong Kong 07/05/01     1,893,000,000        242,832,403      (1,799,979)
Dolar de Hong Kong 10/05/01     1,952,000,000        250,400,873        (833,752)
Yen japones 18/05/00           13,630,000,000        126,485,016       4,540,997
Yen japones 02/06/00            5,800,000,000         53,976,183       2,498,987
Yen japones 01/09/00           22,000,000,000        208,224,489        (443,860)
Yen japones 08/09/00           18,220,000,000        172,677,362       3,619,076
Yen japones 29/09/00            4,000,000,000         38,061,490         886,903
Dolar de Singapur 16/07/01         28,000,000         17,195,848         123,846
Franco Suizo 08/09/00              17,500,000         10,288,066         557,921
Franco Suizo 05/10/00              55,400,000         32,653,542       1,355,052
--------------------------------------------------------------------------------
Total                                             $3,055,205,079     $95,117,793


Ver las Notas a los Programas de Inversiones.


                                    Janus Equity Funds /30 de abril del 2000  43

JANUS SPECIAL SITUATIONS FUND

[Photo]

David Decker
Administrador de Cartera

Para el periodo de seis meses finalizado el 30 de abril del 2000, el Janus Special Situations Fund registro un rendimiento de 26.29%, comparado con el rendimiento de 7.18% registrado por su indice referencial, el S&P 500 Index.(1) Estos resultados colocaron al Fondo en el cuartil mas alto para los 12 meses finalizados el 30 de abril del 2000, colocandolo en el rango 22 de entre 356 fondos elementales de capitalizaciones multiples sondeados por Lipper, Inc., una de las principales companias de califi-cacion de fondos mutuos.(2)

Este ha sido ciertamente un periodo volatil para los mercados financieros, estando el Nasdaq Composite Index --cargado con acciones de tecnologia-- manteniendo un repunte del 70.24% desde el 1 de noviembre hasta el 10 de marzo, seguido por una correccion del 24% hasta finales de abril. Aunque no es costumbre para mi comentar acerca del mercado en conjunto, una observacion que si quisiera hacer es que estas fluctuaciones dramaticas demostraron que es importante concentrarse en la valoracion a fin de mitigar el riesgo. Se ha afirmado que la "nueva economia" ha hecho que los viejos metodos de valoracion sean obsoletos, ya que no pueden capturar el valor futuro que estas companias crearan. En vez de eso, algunos sostienen que el utilizar parametros sustitutos, como las ventas, son medio suficiente para estimar la valoracion. Sin embargo, debido a que el valor de cualquier compania es en funcion de sus flujos de efectivo futuros, el desatender este metodo de valoracion "tradicional" puede llevar a la aceptacion de un riesgo excesivo.

Aunque la medicion del riesgo y la recompensa podra llevar al Janus Special Situations Fund a no aprovechar ciertos periodos de rendimientos fuertes, por otra parte, protege el desempeno en mercados turbulentos. En vista de que las valoraciones de companias subvaloradas por Wall Street no reflejaron las altas expectativas que caracterizaron al mercado durante el periodo, el Fondo se comporto de manera diferente al mercado en general. Al evitar una gran parte de la confusion que se desato en marzo y abril, nos mantuvimos dentro de nuestro objetivo de proveer, a largo plazo, rendimientos constantes ajustados al riesgo.

Hubo varias companias que contribuyeron positivamente a nuestro desempeno. China Telecom (HK), Apple Computer y Station Casino todas registraron fuertes rendimientos, a medida que los inversionistas continuan obteniendo revalorizacion del valor que estas companias crean. China Telecom (HK) se beneficio de la aceleracion de su crecimiento de suscriptores inalambricos en China. Ya que la penetracion inalambrica del 5% sigue representando un porcentaje bajo, creemos que hay un enorme potencial para crecimiento en el futuro. Mientras tanto, Apple experimento un crecimiento fantastico en las ventas, apenas un ano despues de que se decia que era caso perdido, y Station Casino sigue liderando la industria al generar rendimientos incrementales sobre la inversion, dominando el segmento de los "locales" del mercado de casinos de Las Vegas. Todas estas tres companias consti-tuyen tenencias significativas en el Fondo.

En el lado negativo, la fabricante de piezas automotrices, Federal Mogul, sigue experimentando un descenso de valor a raiz de haber pagado demasiado por su reciente adquisicion. Aunque me decepciona el desempeno de las acciones de la compania y el impacto resultante en nuestros rendimientos globales, considero que Federal Mogul tiene valor intrinseco significativo y que Wall Street ha sido demasiado severo al desestimar las perspectivas de la compania.

Perfil de la Cartera             30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                       97.8%                      98.9%
  Extranjeros                                   23.0%                      17.9%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                 49.6%                      54.4%
Numero de Acciones                                49                         41
Efectivo y Equivalentes a Efectivo               2.2%                       1.1%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                       30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Multimedios                                     10.6%                      14.9%
Telecomunicaciones                              10.6%                       6.6%
  Celulares
Computadoras - Micro                             7.7%                       8.5%
Television por Cable                             5.7%                      13.1%
Hoteles Casino                                   5.0%                       7.7%
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable      30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Apple Computer, Inc.                             7.7%                       8.5%
China Telecom, Ltd. (ADR)                        7.7%                       5.2%
Time Warner, Inc.                                6.2%                       7.4%
Enron Corp.                                      4.6%                       3.0%
Reliance Industries, Ltd.                        4.6%                       1.9%
Viacom, Inc. - Clase B                           4.3%                       7.4%
Coastal Corp.                                    4.1%                         --
SBS Broadcasting S.A.                            4.0%                       4.1%
Comcast Corp. - Clase A Especial                 3.3%                       6.1%
Staples, Inc.                                    3.1%                       3.6%
--------------------------------------------------------------------------------

(1) Todos los rendimientos incluyen dividendos reinvertidos.

(2) Lipper, Inc., define a un fondo elemental de capitalizaciones multiples como aquel "fondo que invierte en una variedad de gamas de capitalizacion de mercado, sin concentrar el 75% de sus activos de renta variable en una gama de capitalizacion de mercado en particular durante un periodo prolongado de tiempo. Por lo general, los fondos de capitalizaciones multiples tendran entre el 25% y el 75% de sus activos invertidos en companias con capitalizaciones de mercado (sobre una base ponderada de tres anos) por arriba de 300% de la capitalizacion de mercado mediana, ponderada en dolares, del S&P Mid-Cap 400 Index. Los fondos elementales de capitalizaciones multiples tienen amplia flexibilidad en cuanto a las companias en que invierten. Normalmente, estos fondos tendran una relacion precio-ganancias, una relacion precio-valor contable y una cifra de crecimiento de ganancias de tres anos superiores al promedio, comparadas con el promedio del universo de los fondos diversificados de renta variable y capitalizaciones multiples de EE.UU.". La calificacion por rangos se basa en el rendimiento total, incluida la reinversion de los dividendos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro. La inversion en companias de situacion especial podria conllevar un riesgo mayor.

44  Janus Equity Funds / 30 de abril del 2000

Otra area que decepciono provino de la posicion del Fondo en cable, especificamente Comcast. Despues de haber registrado rendimientos impresionantes en 1999, las acciones retrocedieron durante los primeros cuatro meses del 2000. Sigo creyendo en esta compania y el valor que crea al modernizar su sistema para darle cabida a nuevos servicios de alto margen, tales como el video digital y el acceso de alta velocidad a los datos. No obstante, la preocupacion acerca del ritmo de la introduccion en el mercado, al igual que las presiones competitivas de productos tales como DSL, inalambricos y satelite, han causado una baja en el precio que los inversionistas estan dispuestos a pagar por Comcast. Estoy de acuerdo con la logica que motiva esta compresion del precio, ya que, despues de todo, la incertidumbre causa el riesgo. Sin embargo, a mi parecer, el cable surgira como un elemento poderoso en el futuro de los servicios de banda ancha residenciales y las valoraciones que se le den aumentaran dentro de poco. En vista de eso, he mantenido una posicion en Comcast.

Al concluir esta carta, me encuentro rumbo a Asia en busca de nuevas ideas para el Fondo. Creo que la reciente turbulencia en el mercado ha producido oportunidades interesantes, tanto en el exterior como a nivel nacional. El secreto es salir y encontrarlas, visitando companias y conversando sin de manera franca con los directivos; algo que nuestro equipo de inversion hace todos los dias.

Agradezco de sobremanera su confianza continua e inversion en el Janus Special Situations Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Special Situations Fund y el S&P 500 Index. El Janus Special Situations Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 31 de diciembre de 1996, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Special Situations Fund ($30,202), comparado con el S&P 500 Index ($20,593).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 40.01%
Desde el 31/12/96*, 39.38%

Janus Special Situations Fund - $30,202

S&P 500 Index - $20,593

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

El Janus Special Situations Fund compra acciones de companias pasadas por alto o subvaloradas en el volumen que sea y de cualquier sector. Las companias pasadas por alto o subvaloradas conllevan riesgos especiales.



PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital               Valor de Mercado
--------------------------------------------------------------------------

Acciones Ordinarias - 97.0%

Automotriz - Piezas y Equipos de Camiones - 2.4%
  2,037,235 Exide Corp.#..................................$ 19,608,387
  1,288,020 Federal-Mogul Corp...............................17,468,771
   200,000 Lear Corp.*.......................................5,987,500

                                43,064,658
Servicios de Difusion y Programacion - 3.3%
  1,008,110 AT&T Corp./Liberty Media Group - Clase A*........50,342,493
   163,785 Grupo Televisa S.A. (GDR)*.......................10,390,111

                                60,732,604
Television por Cable - 5.7%
  1,527,720 Comcast Corp. - Clase A Especial*................61,204,282
  1,665,480 Rogers Communications, Inc. - Clase B
         Acciones de Nueva York*........................43,302,480

                                104,506,762
Hoteles Casino - 5.0%
  3,617,200 Park Plac Entertainment Corp.*...................46,345,375
  1,592,500 Station Casinos, Inc.*...........................45,386,250

                                91,731,625
Telecomunicaciones Celulares - 10.6%
   957,920 China Telecom, Ltd. (ADR)*,**...................140,514,890
  1,332,500 Winstar Communications, Inc.*....................53,133,438

                                193,648,328
Productos Quimicos - Diversificados - 1.3%
   750,000 Lyondell Chemical Co.............................13,781,250
   750,000 Solutia, Inc.....................................10,218,750

                                24,000,000

Productos Quimicos - de Especialidad - 1.8%
  1,113,010 Cytec Industries, Inc.*..........................33,529,426

Circuitos - 2.3%
   200,000 Linear Technology Corp...........................11,425,000
   480,000 Maxim Integrated Products, Inc.*.................31,110,000

                                42,535,000

Servicios Comerciales - 0.8%
   441,965 Iron Mountain, Inc.*.............................15,468,775

Computadoras - Micro - 7.7%
  1,139,405 Apple Computer, Inc.*...........................141,357,433

Operaciones Diversificadas de Fabricacion - 2.2%
     872,566 Tyco International, Ltd......................40,083,501

Operaciones Diversificadas - 1.3%
   150,830 General Electric Co..............................23,718,017

Componentes Electronicos - Semiconductores - 2.4%
   500,000 Advanced Micro Devices, Inc.*....................43,875,000

Contenido de Internet - 0.1%
    55,230 GoTo.com, Inc.*...................................1,884,724

                                271,842,753


Ver las Notas a los Programas de Inversiones.


                  Janus Equity Funds /30 de abril del 2000 45

JANUS SPECIAL SITUATIONS FUND

PROGRAMA DE INVERSIONES (sin auditar)



Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Software de Internet - 0.5%
      111,600  Exodus Communications, Inc. .....................$    9,869,625

Bancos de Centros Monetarios - 1.5%
    1,994,000  DBS Group Holdings, Ltd. ..........................  27,444,026

Multimedios - 10.6%
       55,000  Corus Entertainment, Inc. - Clase B*..................1,484,822
    1,274,730  Time Warner, Inc. ..................................114,646,029
    1,449,770  Viacom, Inc. - Clase B* .............................78,831,244

 ...................................................................194,962,095

Productos de Redes - 1.3%
      600,000  3Com Corp.* .........................................23,662,500

Automatizacion y Equipos de Oficina - 1.0%
      462,210  Pitney Bowes, Inc. ..................................18,892,834

Companias Petroleras - Exploracion y Produccion - 0.4%
    1,653,075  Magnum Hunter Resources, Inc.*,# .....................6,612,300

Companias Petroleras - Integradas - 4.1%
    1,500,140  Coastal Corp. .......................................75,288,276

Petroquimicos - 4.6%
    3,259,052  Reliance Industries, Ltd.+ ..........................83,594,684

Ductos - 4.6%
    1,204,080  Enron Corp. .........................................83,909,325

Impresion - Comercial - 2.0%
    1,050,000  Valassis Communications, Inc.* ......................35,765,625

Publicaciones - Periodicos - 1.0%
      450,000  New York Times Co. - Clase A ........................18,534,375

Publicaciones - Revistas - 0.8%
      916,900  Playboy Enterprises, Inc. - Clase B* ................14,785,013

Centros Recreativos - 2.5%
    2,022,600  Bally Total Fitness Holding Corp.*,# ................45,255,675

Minoristas - Equipos de Computadora - 0.5%
      225,000  Insight Enterprises, Inc.* ...........................9,407,813

Minoristas - de Descuento - 0.9%
      900,000  TJX Companies, Inc. .................................17,268,750

Minoristas - Materiales de Oficina - 3.1%
    2,957,670  Staples, Inc.* ......................................56,380,584

Minoristas - Restaurantes - 1.5%
    1,150,000  Jack in the Box, Inc.* ..............................28,175,000

Equipos de Telecomunicaciones - 0.2%
       26,500  IPC Communications, Inc.* ............................4,425,500

Servicios de Telecomunicaciones - 3.0%
      800,248  Cox Communications, Inc. - Clase A*..................34,260,618
      795,840  McLeodUSA, Inc. - Clase A* ..........................19,896,000

 ....................................................................54,156,618
Telefonia - Integrada - 1.7%
      700,000  SBC Communications, Inc. ............................30,668,750

Television - 4.0%
    1,347,500  SBS Broadcasting S.A.*,# ............................74,112,500

Transportes - Camiones - 0.3%
      176,680  CNF Transportation, Inc. .............................4,935,997
------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $1,247,388,565)...........1,778,243,718
------------------------------------------------------------------------------
Acciones Preferentes - 0.8%
Electrica - Integrada - 0.8%
       97,000  Reliant Energy, Inc., convertible, 7.00%
                 (Time Warner, Inc.)
                 (costo de $7,474,820) .........................$   14,362,062

Certificados de Compra Futura ("Warrants") - 0%
Companias Petroleras - Exploracion y Produccion - 0%
      551,025  Magnum Hunter Resources, Inc.
                 - vence el 01/07/02* (costo de $0)....................172,471
------------------------------------------------------------------------------
Agencia del Gobierno de los EE.UU. - 2.2%
                   Sistema del Federal Home Loan Bank
  $40,600,000  5.60%, 01/05/00
               (costo amortizado de $40,600,000)....................40,600,000
------------------------------------------------------------------------------
Total de Inversiones (costo total de $1,295,463,385) - 100%......1,833,378,251
------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0% ........................................367,295
------------------------------------------------------------------------------
Activo Neto - 100% .............................................$1,833,745,546
------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                % de Valores de Inversion                 Valor de Mercado
------------------------------------------------------------------------------


Bermudas                                 2.2%                  $    40,083,501
Canada                                   2.4%                       44,787,302
Hong Kong                                7.7%                      140,514,890
India                                    4.6%                       83,594,684
Luxemburgo                               4.0%                       74,112,500
Mexico                                   0.6%                       10,390,111
Singapur                                 1.5%                       27,444,026
Estados Unidos++                        77.0%                    1,412,451,237
------------------------------------------------------------------------------
Total                                  100.0%                   $1,833,378,251
------------------------------------------------------------------------------


++Incluye Valores a Corto Plazo (74.8% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                     Ganancia/
Divisa Vendida y             Unidades de    Valor de Divisa       (Perdida) No
Fecha de Liquidacion     Divisa Vendidas             en US$      Materializada
------------------------------------------------------------------------------
Dolar de Hong Kong
  07/05/01                   535,000,000       $ 68,629,338          $(547,416)
Dolar de Hong Kong
  10/05/01                   290,000,000         37,200,949            (42,019)
------------------------------------------------------------------------------
Total                                          $105,830,287          $(589,435)


Ver las Notas a los Programas de Inversiones.


46  Janus Equity Funds / 30 de abril del 2000

JANUS STRATEGIC VALUE FUND

[Photo]

David Decker
Administrador de Cartera

Desde su inicio el 29 de febrero del 2000, el Janus Strategic Value Fondo registro un rendimiento de 11.20%. En comparacion, nuestro indice referencial, el S&P 500 Index, registro un rendimiento de 6.48% para el mismo periodo finalizado el 30 de abril del 2000.(1)

Ya que esta es mi primera carta a los accionistas del Janus Strategic Value Fund, quisiera aprovechar para explicar brevemente la filosofia del fondo y nuestro enfoque a la inversion de "valor". Antes que nada, el Fondo procura protegerse contra las bajas, en tanto que busca oportunidades singulares para proveer una solida revalorizacion del capital a largo plazo a traves de la inversion paciente. En otras palabras, tratara de batear mas imparables y dobles que cuadrangulares. Ademas de protegerse contra las bajas, los objetivos del Fondo incluyen invertir en companias que tienen valor atractivo en relacion con el flujo de efectivo disponible que generaran, e invertir en companias con rendimientos del capital aportado que se encuentren mejorando.

Comenzare explicando nuestro primer objetivo: proteccion contra las bajas de acuerdo con un catalizador. En mi opinion, la premisa de un fondo de "valor" deberia ser la de minimizar el riesgo de bajas mediante la inversion en companias valoradas atractivamente, proporcionando a la vez revalorizacion del capital a largo plazo. No basta con encontrar simplemente acciones "baratas" pues las acciones baratas pueden quedar asi por mucho tiempo. El secreto es identificar un catalizador a traves de una investigacion detallada que motive una revaloracion de las acciones. Advanced Micro Devices (AMD), creadora de microprocesadores y una de las posiciones mas grandes del Fondo, es ejemplo de esto. Estando en un distante segundo lugar en relacion al lider Intel, AMD se esforzo por seguir el ritmo de los procesadores de alta velocidad de Intel, y, en consecuencia, se vio relegada a competir en el extremo bajo de sus ofrecimientos de productos, con precios mucho mas competitivos. Su valoracion reflejaba este dilema. Sin embargo, la reciente introduccion, por parte de AMD, de productos mas rapidos y mas competitivos deberia mejorar fundamentalmente su modelo de negocios, y ha resultado ya en una revaloracion de la firma. De hecho, a pesar de ser una compania de "tecnologia", las acciones de AMD aumentaron un 68% entre el 10 de marzo y el 30 de abril, en tanto que el Nasdaq Composite Index --cargado con acciones de tecnologia--descendio un 24%. Aunque AMD tenia una valoracion atractiva para comenzar, sin este catalizador para la revaloracion, es probable que las acciones hubieran seguido siendo "baratas" durante mucho tiempo.

Eso me lleva al segundo objetivo del Fondo, el cual es utilizar el flujo de efectivo disponible como herramienta para medir la valoracion. El proceso de la inversion de "valor" se describe a menudo en terminos bastante simplistas. Por ejemplo, muchos dicen que se trata de la inversion en companias con una relacion precio-ganancias ("PRICE-TO-EARNINGS RATIO" O "P/E") baja. Sin embargo, la relacion P/E por si sola engana a menudo. La valoracion es un proceso que consiste en pronosticar con exactitud los flujos de efectivo futuros generados por una compania a lo largo del tiempo. Ya que las ganancias no representan necesariamente flujo de efectivo, tendemos a no enfocarnos en la relacion P/E como herramienta primaria para la valoracion. Por lo tanto, preferimos concentrarnos en la relacion precio-flujo de efectivo disponible, la cual nos ayuda a tomar en cuenta la intensidad de capital de la compania.

Buscamos tambien companias con rendimientos del capital aportado ("RETURNS ON INVESTED CAPITAL" O "ROIC") que se encuentren mejorando. Cuando usted le encomienda su dinero a Janus, usted espera que lo invirtamos en las oportunidades de mas alto rendimiento que podamos hallar; lo mismo esperamos de las companias en las que invertimos.

                                              (continua en la siguiente pagina)

Perfil de la Cartera                               30 de abril del 2000
-----------------------------------------------------------------------
Valores de Renta Variable                                         97.1%
 Extranjeros                                                      13.9%
  Europeos                                                         3.3%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                                   40.9%
Numero de Acciones                                                  58
Efectivo y Equivalentes a Efectivo                                 2.9%
-----------------------------------------------------------------------

Las 5 Principales Industrias                       30 de abril del 2000
-----------------------------------------------------------------------
Operaciones Diversificadas de                                      6.7%
Fabricacion
Companias Petroleras - Integradas                                  6.6%
Productos Medicos                                                  5.4%
Telefonia - Integrada                                              5.1%
Aeroespacial y Defensa                                             4.2%
-----------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable                        30 de abril del 2000
-----------------------------------------------------------------------
Coastal Corp.                                                      6.6%
Johnson & Johnson                                                  5.4%
Tyco International, Ltd.                                           4.8%
Pitney Bowes, Inc.                                                 4.1%
Advanced Micro Devices, Inc.                                       4.1%
SBC Communications, Inc.                                           3.9%
Apple Computer, Inc.                                               3.0%
Comcast Corp. - Clase A Especial                                   3.0%
TJX Companies, Inc.                                                3.0%
Park Place Entertainment Corp.                                     3.0%
-----------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.

                                   Janus Equity Funds / 30 de abril del 2000  47

Despues de que una compania genera su flujo de efectivo disponible, opinamos que el factor mas importante que predice el valor a largo plazo que aquella crea, es la forma en que invierte ese efectivo. ?Paga dividendos, hace adquisiciones, reinvierte en la firma, reduce la deuda o rescata acciones? Buscamos a companias que se concentran en mejorar el valor intrinseco de su negocio, invirtiendo ese efectivo en oportunidades con alta tasa de rendimiento.

Se ha hablado recientemente acerca de un cambio de las acciones de crecimiento hacia las acciones de "valor". Creo que esta explicacion es demasiado simplista. Me parece que lo que ha sucedido es que se reconoce que uno debe pagar por el riesgo. En otras palabras, la valoracion si importa y siempre ha importado, independientemente del atributo de "crecimiento" o "valor". A nosotros nos corresponde buscar buenas companias que tengan valoracion atractiva, sin importar como se les clasifique.

Por supuesto, no siempre es facil hallar el "valor". Requiere analizar a fondo a una compania y considerar el "valor" desde muchos puntos de vista diferentes; no solo en funcion de la relacion P/E u otros parametros sustitutos simplistas. De hecho, cuanto menos obvio sea el "valor" de una compania, mayor es la recompensa. Estos son los tipos de oportunidades que constantemente buscamos.

Gracias por su inversion en el Janus Strategic Value Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Strategic Value Fund y el S&P 500 Index. El Janus Strategic Value Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 29 de febrero de 2000, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Strategic Value Fund ($11,120), comparado con el S&P 500 Index ($10,648).

Rendimiento total acumulativo para el periodo finalizado el 30 de abril de 2000 Desde el 29/02/00*, 11.20%

Janus Strategic Value Fund - $11,120

S&P 500 Index - $10,648

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.


El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

El Janus Strategic Value Fund compra acciones de companias pasadas por alto o subvaloradas en el volumen que sea y de cualquier sector. Las companias pasadas por alto o subvaloradas conllevan riesgos especiales.


PROGRAMA DE INVERSIONES (sin auditar)


Acciones o Monto del Capital                 Valor de Mercado
------------------------------------------------------------------------------


Acciones Ordinarias - 97.1%
Aeroespacial y Defensa - 4.2%
  1,000,000 B.F. Goodrich Co. .................................$ 31,875,000
   482,880 Northrop Grumman Corp. ..............................34,224,120
   900,000 United Technologies Corp. ...........................55,968,750

                                  122,067,870

Automotriz - Piezas y Equipos de Camiones - 3.9%
   300,000 Arvin Industries, Inc. ...............................6,525,000
  1,905,000 Delphi Automotive Systems Corp. .....................36,433,125
  1,200,000 Federal-Mogul Corp. .................................16,275,000
  1,526,975 Lear Corp.* .........................................45,713,814
   500,000 Tower Automotive, Inc.* ..............................7,812,500

                                  112,759,439

Servicios de Difusion y Programacion - 0.5%
   300,000 AT&T Corp./Liberty Media Group - Clase A* ...........14,981,250

Productos de la Construccion - Cemento y Agregados - 1.6%
  2,165,425 Cemex S.A. (ADR)* ...................................47,368,672

Television por Cable - 4.0%
  1,100,000 Charter Communications, Inc. - Clase A* .............16,156,250
  2,164,305 Comcast Corp. - Clase A Especial ....................86,707,469
   500,000 Le Groupe Videotron ltee ............................12,013,560

                                  114,877,279



Acciones o Monto del Capital                 Valor de Mercado
------------------------------------------------------------------------------


Hoteles Casino - 4.0%
  6,709,405 Park Place Entertainment Corp.* ..................$ 85,964,251
  1,000,000 Station Casinos, Inc.* ..............................28,500,000

                                  114,464,251

Productos Quimicos - Diversificados - 2.1%
  2,750,000 Lyondell Chemical Co. ...............................50,531,250
   800,000 Solutia, Inc. .......................................10,900,000

                                  61,431,250

Productos Quimicos - de Especialidad - 1.3%
  1,000,000 Cytec Industries, Inc.* .............................30,125,000
   400,000 Millennium Chemicals, Inc. ...........................7,975,000

                                  38,100,000

Servicios Comerciales - 0.8%
   700,000 Iron Mountain, Inc.* ................................24,500,000

Computadoras - Micro - 3.0%
   700,000 Apple Computer, Inc.* ...............................86,843,750

Envases - Papel y Plastico - 1.0%
  2,485,800 Packaging Corp. of America* .........................29,518,875

Cosmeticos y Articulos de Tocador - 2.6%
  1,300,000 Colgate-Palmolive Co. ...............................74,262,500

Servicios Financieros Diversificados - 0.6%
   300,000 Citigroup, Inc. .....................................17,831,250


Ver las Notas a los Programas de Inversiones.


48 Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------

Operaciones Diversificadas de Fabricacion - 6.7%
      950,000  Danaher Corp.......................................$ 54,268,750
    3,050,000  Tyco International, Ltd.............................140,109,375

                                                                   194,378,125

Electrica - Integrada - 1.2%
      800,000  Montana Power Co.....................................35,250,000

Componentes Electronicos - Semiconductores - 4.1%
    1,350,000  Advanced Micro Devices, Inc.*.......................118,462,500

Dispositivos de Seguridad Electronicos - 0.7%
    3,613,950  Williams PLC.........................................20,577,579

Finanzas - Tarjeta de Credito - 1.9%
      362,570  American Express Co..................................54,408,161

Finanzas - Banqueros/Corredores de Inversion - 2.3%
      650,000  Merrill Lynch & Company, Inc.........................66,259,375

Software de Internet - 1.0%
    1,200,000  PSINet, Inc.*........................................27,825,000

Seguros de Vida y de Salud - 1.3%
    2,000,000  John Hancock Financial Services, Inc.*...............36,500,000

Maquinaria - Construccion y Mineria - 0.8%
    1,420,000  Terex Corp.*.........................................22,187,500

Medica - Atencio n Medica a Pacientes Externos y
  en el Hogar - 0.7%
    1,500,000  Apria Healthcare Group, Inc.*........................20,906,250

Productos Medicos - 5.4%
    1,900,000  Johnson & Johnson...................................156,750,000

Bancos de Centros Monetarios - 3.2%
    1,200,000  Bank of New York Company, Inc........................49,275,000
    3,192,000  DBS Group Holdings, Ltd..............................43,932,463

                                                                    93,207,463

Multimedios - 0.6%
      326,590  Viacom, Inc. - Clase B*..............................17,758,331

Productos de Redes - 1.7%
    1,250,000  3Com Corp.*..........................................49,296,875

Automatizacion y Equipos de Oficina - 4.1%
    2,930,585  Pitney Bowes, Inc...................................119,787,662

Companias Petroleras - Integradas - 6.6%
    3,800,000  Coastal Corp........................................190,712,500

Petroquimicos - 1.0%
    1,176,262  Reliance Industries, Ltd.+...........................30,171,120

Ductos - 1.6%
      650,000  Enron Corp...........................................45,296,875

Impresion - Comercial - 2.0%
    1,738,625  Valassis Communications, Inc.*.......................59,221,914

Publicaciones - Periodicos - 2.5%
    1,776,500  New York Times Co. - Clase A.........................73,169,594

Centros Recreativos - 0.2%
      300,000  Bally Total Fitness Holding Corp.*....................6,712,500

Centros Turisticos y Parques de Diversiones - 0.4%
      500,000  Premier Parks, Inc.*.................................10,781,250

Minoristas - Ropa y Calzado - 1.1%
    1,500,000  Ross Stores, Inc.....................................31,125,000

Minoristas - de Descuento - 3.3%
      550,000  Ames Department Stores, Inc.*.........................9,865,625
    4,500,000  TJX Companies, Inc...................................86,343,750

                                                                    96,209,375

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------

Minoristas - Materiales de Oficina - 2.3%
   3,562,876  Staples, Inc.*......................................$ 67,917,324

Minoristas - Restaurantes - 0.7%
     800,000  Jack in the Box, Inc.*................................19,600,000

Servicios de Telecomunicaciones - 0.7%
     500,000  Cox Communications, Inc. - Clase A*...................21,406,250

Telefonia - Integrada - 5.1%
   2,600,000  SBC Communications, Inc..............................113,912,500
     579,875  Telefonos de Mexico S.A. (ADR)........................34,103,898

                                                                   148,016,398

Television - 2.6%
   1,376,420  SBS Broadcasting S.A.*................................75,703,100

Transportes - Camiones - 1.7%
   1,760,515  CNF Transportation, Inc...............................49,184,388
------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $2,593,861,060)...........2,817,788,795
------------------------------------------------------------------------------
Pagare de Empresa a Corto Plazo - 2.3%
              Household Finance Corp.
 $66,200,000  6.00%, 01/05/00
                 (costo amortizado de $66,200,000)..................66,200,000
------------------------------------------------------------------------------
Agencia del Gobierno de los EE.UU.- 1.7%
              Sistema del Federal Home Loan Bank
  50,000,000  6.00%, 20/09/00 (costo de $48,804,833)................48,765,000
------------------------------------------------------------------------------
Total de Inversiones (costo total de $2,708,865,893) - 101.1%....2,932,753,795
------------------------------------------------------------------------------
Pasivos, descontado el Efectivo,
  Cuentas por Cobrar y otros Activos - (1.1%)......................(31,031,197)
------------------------------------------------------------------------------
Activo Neto - 100%..............................................$2,901,722,598
------------------------------------------------------------------------------


Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                   % de Valores de Inversion              Valor de Mercado
------------------------------------------------------------------------------
Bermudas                                    4.8%                $  140,109,375
Canada                                      0.4%                    12,013,560
India                                       1.0%                    30,171,120
Luxemburgo                                  2.6%                    75,703,100
Mexico                                      2.8%                    81,472,570
Singapur                                    1.5%                    43,932,463
Reino Unido                                 0.7%                    20,577,579
Estados Unidos++                           86.2%                 2,528,774,028
------------------------------------------------------------------------------
Total                                     100.0%                $2,932,753,795

++Incluye Valores a Corto Plazo (83.2% excluyendo los Valores a Corto Plazo)

Ver las Notas a los Programas de Inversiones.

                                   Janus Equity Funds / 30 de abril del 2000  49

JANUS TWENTY FUND (cerrado a nuevos inversionistas)

[Photo]

Scott Schoelzel
Administrador de Cartera

Para el periodo de seis meses finalizado el 30 de abril del 2000, el Janus Twenty Fund registro un rendimiento de 21.04%, comparado con un rendimiento de 7.18% para el S&P 500 Index.(1) Aunque logramos un desempeno superior al de los promedios populares, la volatilidad que experimento el Fondo durante el periodo, sobre todo en marzo y abril, fue sin duda alguna extrema. Se que la volatilidad puede ser desconcertante y agradezco su confianza y apoyo continuos.

El semestre pasado puede separarse en dos periodos distintos. Los primeros tres meses fueron bastante alcistas. Los mercados subieron vertiginosamente al resultar evidente que la transicion al ano 2000 seria mucho menos problematica de lo que muchos expertos habian vaticinado, y al seguir resonando en todo el mundo algo de la promesa inicial de Internet. Mientras tanto, a pesar del alto indice de crecimiento de la economia, la inflacion se mantuvo bajo control, ya que los aumentos en la productividad compensaban de sobra cualesquiera presiones en los salarios y las materias primas. En consecuencia, la politica de la Reserva Federal siguio siendo muy relajada para finales del ano.

Los tres meses siguientes no pudieron haber sido mas diferentes. Una vez que se habia hecho una transicion exitosa al nuevo milenio, la Reserva Federal se puso mas estricta y los tipos de interes se pusieron firmes. Comenzamos a ver algunos indicios de inflacion en la forma de costos de empleo mas altos y cierta tendencia al alza en los precios de materias primas, al acelerar el ritmo del crecimiento economico alrededor del mundo. Todo esto contribuyo a lo que yo (y otros) llamamos "el final del comienzo". Con esto me refiero a que las perspectivas de largo plazo para la profunda influencia que algunas de las nuevas tecnologias y ciencias tendran en nuestra manera de trabajar, aprender y vivir, siguen siendo tan vibrantes como siempre. Sin embargo, las valoraciones de esta primera ola de companias se vuelven a examinar, al plantearse una confluencia de factores. Tipos de interes mas altos, mayor competencia y demasiado capital en busca de pocas ideas originales han llevado a una baja precipitada en los precios de las acciones. Esto seguira hasta que los inversionistas encuentren algun equilibrio que refleje el cambiante entorno macro, presencien una madurez adicional de la llamada "nueva economia" y se den cuenta de la enorme promesa que les espera a los verdaderos ganadores a largo plazo. Yo estimo que lo mas probable es que los mercados seguiran teniendo tendencias negativas hasta finales del ano, y yo los animaria a ustedes a que procedan con mas cautela al navegar "el final del comienzo".

En cuanto al Fondo, muchas de las mismas acciones que impulsaron los aumentos en el Fondo durante todo el ano 1999, siguen siendo las tenencias principales. Nokia, Cisco Systems, Sun Microsystems, General Electric, America Online y Time Warner todas siguen dominando sus respectivas industrias, y aunque sus valoraciones podran estar exageradas al compararse con las normas historicas, espero que con el tiempo y la paciencia, las valoraciones de estas companias se adecuaran, asi como lo han hecho en el pasado. Lo que es aun mas importante es que seguiremos vigilando el avance fundamental realizado por cada una de nuestras tenencias. Es este avance el que determina cuando es hora de hacer un cambio en el Fondo.

Este ano, la mayoria de los reveses que experimentamos han sido producto secundario de dejar que el Fondo cediera un poco de "equilibrio" con respecto a los tipos de oportunidades en las que invertimos. He sido siempre partidario de un enfoque equilibrado en la administracion del Fondo, y aunque una porcion grande los activos estan, y seguiran estando, dedicados a la tecnologia, la ciencia y areas afines de la economia, he invertido fuertemente

Perfil de la Cartera             30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                       94.1%                      83.4%
  Extranjeros                                   24.3%                      14.7%
Los 20 Principales Valores de
  Renta Variable (% de Activos)                 80.2%                      72.7%
Los 10 Principales Valores de
  Renta Variable (% de Activos)                 61.1%                      52.0%
Numero de Acciones                                42                         37
Efectivo, Equivalentes a Efectivo y
  Valores de Renta Fija                          5.9%                      16.6%
--------------------------------------------------------------------------------

Las 5 Principales
Industrias                       30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Equipos de Telecomunicaciones                   14.6%                       8.7%
Telecomunicaciones Celulares                    11.3%                       7.4%
Computadoras - Micro                            10.5%                       9.7%
Productos de Redes                              10.3%                       6.2%
Software de Internet                             7.3%                       8.7%
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable      30 de abril del 2000      31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj (ADR)                                 12.4%                       7.7%
Cisco Systems, Inc.                              9.5%                       6.2%
Sun Microsystems, Inc.                           8.8%                       6.2%
America Online, Inc.                             6.2%                       8.0%
Time Warner, Inc.                                5.4%                       4.3%
EMC Corp.                                        4.8%                       3.1%
Sprint Corp./PCS Group                           4.5%                       3.5%
General Electric Co.                             3.8%                       4.0%
Vodafone Airtouch PLC                            3.5%                       2.9%
Home Depot, Inc.                                 2.2%                       2.4%
--------------------------------------------------------------------------------

(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.

50 Janus Equity Funds / 30 de abril del 2000 tambien en los servicios financieros, los minoristas y una situacion especial, de vez en cuando. Recapacitando, es posible que haya sesgado al Fondo un poco mas hacia las oportunidades de crecimiento emergente durante el periodo. Aunque todavia tenemos posiciones considerables en General Electric, AIG, Home Depot y American Express, vendi o reduje posiciones en algunas de las tenencias que han contribuido al Fondo desde hace mucho tiempo, tales como Fannie Mae, Wal-Mart y Costco a fin de establecer posiciones iniciales en algunas tenencias mas agresivas. Estas incluyen Network Solutions, Aether Systems y Healtheon/WebMD. Aunque ninguna de estas decisiones en particular ha tenido un impacto financiero que haya perjudicado significativamente nuestro desempeno, el sesgo resultante ha hecho que, por el momento, el Fondo sea un poco mas volatil.

A fin de cuentas, se que los ultimos meses han sido dificiles, pero es parte necesaria del proceso de inversion. Hay un dicho en el poquer, que segun yo viene al caso: "Para que te resulte buena una partida, tiene que irte mal." Estoy ansioso por ver la proxima mano!

Una vez mas, quiero darles las gracias por su sostenida confianza y apoyo.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Twenty Fund y el S&P 500 Index. El Janus Twenty Fund esta representado por un area sombreada verde. El S&P 500 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 30 de abril de 1985, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Twenty Fund ($211,916), comparado con el S&P 500 Index ($122,152).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 31.49%
Cinco anos, 40.97%
Diez anos, 26.73%
Desde el 30/04/85*, 22.58%

Janus Twenty Fund - $211,916

S&P 500 Index - $122,152


*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

La concentracion podra llevar a una mayor volatilidad en los precios.


PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------
Acciones Ordinarias - 94.1%
Software de Aplicaciones - 2.0%
    9,910,260  Microsoft Corp.*..................................$ 691,240,635

Productos de Audio y Video - 2.0%
    6,217,400  Sony Corp...........................................716,541,024

Servicios de Difusion y Programacion - 0.4%
    2,700,000  AT&T Corp./Liberty Media Group - Clase A*...........134,831,250

Telecomunicaciones Celulares - 11.3%
    5,376,035  Nextel Communications, Inc. - Clase A*..............588,339,830
       17,440  NTT DoCoMo, Inc.....................................582,562,066
   28,890,630  Sprint Corp./PCS Group*...........................1,588,984,650
   75,385,705  Vodafone AirTouch PLC...............................346,778,159
   18,912,520  Vodafone AirTouch PLC (ADR).........................888,888,440

                                                                 3,995,553,145

Computadoras - Dispositivos de Memoria - 4.8%
   12,323,660  EMC Corp.*........................................1,712,218,511

Computadoras - Micro - 10.5%
   11,883,260  Dell Computer Corp.*................................595,648,408
   33,945,030  Sun Microsystems, Inc.*...........................3,120,821,196

                                                                 3,716,469,604

Operaciones Diversificadas - 3.8%
    8,557,325  General Electric Co...............................1,345,639,356

Comercio Electronico - 1.3%
    5,915,360  Amazon.com, Inc.*...................................326,453,930
    1,915,535  Priceline.com, Inc.*................................121,157,589

                                                                   447,611,519

Componentes Electronicos - Semiconductores - 2.0%
    4,287,125  Texas Instruments, Inc..............................698,265,484

Finanzas - Tarjeta de Credito - 1.3%
    2,982,000  American Express Co.................................447,486,375

Contenido de Internet - 2.9%
    1,165,695  Critical Path, Inc.*.................................67,756,022
    1,830,825  Network Solutions, Inc.*............................270,962,100
    5,371,005  Yahoo!, Inc.*.......................................699,573,401

                                                                 1,038,291,523

Software de Internet - 7.3%
   36,672,892  America Online, Inc.*.............................2,193,497,353
    2,842,390  Exodus Communications, Inc.*........................251,373,866
    3,247,960  Internap Network Services Corp.*....................125,046,460

                                                                 2,569,917,679

Medica - Biomedicos y Geneticos - 1.6%
    5,027,400  Amgen, Inc.*........................................281,534,400
    2,091,270  Genentech, Inc.*....................................244,678,590
      600,000  Incyte Pharmaceuticals, Inc.*,ss.,+..................43,312,500

                                                                   569,525,490

Medica - Medicamentos - 1.7%
   14,023,060  Pfizer, Inc.........................................590,721,402

Sistemas de Informacion Medica - 0.7%
    1,978,350  Healtheon/WebMD Corp.*...............................41,668,997
   11,000,000  Healtheon/WebMD Corp.*,ss.,+,#......................216,627,840

                                                                   258,296,837


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  51

JANUS TWENTY FUND (cerrado a nuevos inversionistas)

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Seguro de Lineas Multiples - 1.8%
     5,792,405  American International Group, Inc...............$  635,354,423

Multimedios - 5.4%
    21,367,698  Time Warner, Inc.................................1,921,757,339

Productos de Redes - 10.3%
     6,500,000  3Com Corp.*........................................256,343,750
    48,612,320  Cisco Systems, Inc.*.............................3,370,200,998

                                                                 3,626,544,748
Minoristas - Productos para la Construccion - 2.2%
    13,793,610  Home Depot, Inc....................................773,304,261

Telecomunicaciones por Satelite - 0.2%
       716,495  General Motors Corp. - Clase H......................69,007,425

Equipos de Telecomunicaciones - 14.6%
    77,030,480  Nokia Oyj (ADR)..................................4,381,108,550
     5,096,810  Nortel Networks Corp.
                - Acciones de Nueva York...........................577,213,732
     1,957,035  QUALCOMM, Inc.*....................................212,215,983

                                                                 5,170,538,265
Servicios de Telecomunicaciones - 2.1%
      8,386,335  Level 3 Communications, Inc.*.....................746,383,815

Telefonia - Integrada - 3.1%
    16,027,999  Telefonica S.A.*...................................357,543,377
        24,920  Telefonica S.A. (ADR)*...............................1,650,950
    12,750,410  Telefonos de Mexico S.A. (ADR).....................749,883,488

                                                                 1,109,077,815
Equipos Inalambricos - 0.8%
     1,700,000  Aether Systems, Inc.*..............................283,023,438
------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $17,488,962,505).........33,267,601,363
------------------------------------------------------------------------------
Bonos de Empresas - 1.1%
Television por Cable - 0.5%
  $191,000,000  Charter Communications Holdings L.L.C.
                  8.625%, pagares principales,
                  vencimiento 01/04/09.............................166,886,250

Comestibles - Minoristas - 0.2%
                Fred Meyer, Inc.:
    40,000,000    7.375%, pagares garantizados
                 por la compania
                 vencimiento 01/03/05...............................38,300,000
    25,000,000    7.45%, pagares garantizados
                  por la compania
                  vencimiento 01/03/08..............................23,437,500

                                                                    61,737,500
Servicios de Telecomunicaciones - 0.4%
   190,000,000  Level 3 Communications, Inc., 9.125%
                  pagares principales, vencimiento 01/05/08........165,300,000
------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $444,701,118).................393,923,750
------------------------------------------------------------------------------
Mercado Monetario - 0.2%
                Janus Government Money Market Fund
    56,200,000    6.00% (costo de $56,200,000)......................56,200,000

Pagares de Empresas a Corto Plazo - 1.1%
                Comerica Bank, Detroit
  $ 85,000,000    6.06%, 03/07/00...................................84,098,575
                Deutsche Bank A.G.
   100,000,000    5.89%, 08/05/00...................................99,885,472
                Wells Fargo & Co.:
   100,000,000    6.02%, 12/05/00...................................99,816,056
    50,000,000    6.05%, 21/06/00...................................49,571,458
    50,000,000    6.08%, 21/06/00...................................49,569,333
------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
   (costo amortizado de $382,940,894)..............................382,940,894
------------------------------------------------------------------------------
Deposito a Plazo - 2.0%
                SouthTrust Bank EDT
   716,000,000    6.00%, 01/05/00
                  (costo de $716,000,000)..........................716,000,000
------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 1.5%
                Fannie Mae:
    75,000,000    5.23%, 11/05/00...................................74,891,042
   100,000,000    5.75%, 06/07/00...................................98,870,000
   100,000,000    5.94%, 24/08/00...................................98,003,000
                Sistema del Federal Home Loan Bank:
    50,000,000    5.68%, 31/05/00...................................49,763,333
    50,000,000    5.79%, 30/06/00...................................49,495,000
    75,000,000    6.06%, 11/10/00...................................72,843,750
    40,000,000    6.06%, 23/10/00...................................38,778,800
    50,000,000    5.98%, 08/12/00...................................48,060,000
------------------------------------------------------------------------------
Total de Agencias del Gobierno de
  los EE.UU. (costo de $531,088,056)...............................530,704,925
------------------------------------------------------------------------------
Total de Inversiones (costo total de $19,619,892,573) - 100%    35,347,370,932
------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 0%......................................17,602,374
------------------------------------------------------------------------------
Activo Neto - 100%.............................................$35,364,973,306
------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000


Pais                % de Valores de Inversion                 Valor de Mercado
------------------------------------------------------------------------------
Canada                                   1.6%                $     577,213,732
Finlandia                               12.4%                    4,381,108,550
Japon                                    3.7%                    1,299,103,090
Mexico                                   2.1%                      749,883,488
Espana                                   1.0%                      359,194,327
Reino Unido                              3.5%                    1,235,666,599
Estados Unidos++                        75.7%                   26,745,201,146
------------------------------------------------------------------------------

Total                                  100.0%                  $35,347,370,932



++Incluye Valores a Corto Plazo (70.9% excluyendo los Valores a Corto Plazo)

Ver las Notas a los Programas de Inversiones.


52  Janus Equity Funds / 30 de abril del 2000

JANUS VENTURE FUND (cerrado a nuevos inversionistas)

[Photo]

William Bales
Administrador de Cartera

[Photo]

Jonathan Coleman
Administrador de Cartera

Para el semestre finalizado el 30 de abril del 2000, el Janus Venture Fund registro un rendimiento de 17.41%, siguiendo de cerca al rendimiento de 18.72% de su indice referencial, el Russell 2000 Index.(1)

Aunque el desempeno relativo del Fondo nos decepciono, nos complacio haber registrado un rendimiento positivo durante el periodo, sobre todo en vista del aumento en los tipos de interes, lo que contribuyo a una correccion en el segmento de la tecnologia durante la primavera. Aunque las bajas rapidas pueden ser desconcertantes, pueden ser a la larga saludables para el mercado, al permitir la realineacion de las valoraciones de las acciones con los factores fundamentales prevalecientes. La volatilidad tambien les brinda a los inversionistas informados la oportunidad para comprar acciones convincentes a precios atractivos.

Asi sucedio con Insight Enterprises, una compania que comercializa productos de computadoras directamente a la pequena y mediana empresa. Nuestra investigacion revelo que la compania habia aumentado la eficacia de sus operaciones, segun lo reflejado por inventarios mas pequenos y tiempos de cobranza mas cortos para sus cuentas por cobrar. Estos realces de eficiencia han permitido que Insight genere mas efectivo disponible y mejore su rendimiento del capital aportado. Entender esto nos dio la confianza para aumentar nuestra posicion cuando las acciones bajaron a los treintas. Para fines del periodo, esta decision nos premio cuando las acciones subieron a la mitad de los cuarentas.

Tambien, anadimos a nuestra posicion en Valassis
Communications cuando sus acciones bajaron. Valassis es una de dos companias de medios de difusion que publican cupones que se hallan insertos habitualmente en periodicos dominicales. Creemos que los inversionistas fueron injustos al vender las acciones de la compania despues de que esta informo de ventas para el primer trimestre que parecian ser debiles. En realidad, los ingresos de la compania fueron perjudicados por el hecho de que, este ano, la Pascua ocurrio en abril en vez de marzo, como el ano pasado. Este cambio hizo que los ingresos derivados durante la Pascua se atribuyeran al segundo trimestre, dificultando las comparaciones de los ingresos de un ano al otro, lo que los inversionistas interpretaron incorrectamente como un indicio de crecimiento mas lento. Creemos que los negocios de Valassis son muy predecibles y la compania sigue mejorando el flujo de efectivo y lo utiliza para rescatar sus acciones. Ademas, creemos que otros inversionistas han pasado desapercibidos en gran medida los esfuerzos por Internet de la compania. Valassis esta en una posicion excepcional de aprovechar su relacion con companias de productos del consumidor para crear cupones que los consumidores pueden obtener por Internet e imprimirlos. En consecuencia, seguimos siendo muy optimistas respecto al potencial de la compania.

Tambien, durante el periodo, algunas de nuestras tenencias registraron desempenos notablemente superiores a los del mercado. Un ejemplo fue nuestra posicion en Avista, una compania de servicios publicos que, hasta hace poco, fue mal interpretada por otros inversionistas. Si bien pudiera parecer extraordinaria nuestra inversion en una compania de servicios publicos, dado nuestro enfoque en companias emergentes de rapido crecimiento, Avista no es una compania de servicios publicos tipica. En realidad, es un conjunto diverso de negocios robustos que incluyen una atractiva empresa de pilas de combustible y una division de telecomunicaciones. Las acciones aumentaron marcadamente despues de que Bill Gates de Microsoft divulgo que su grupo de capital de riesgo habia invertido en la compania. Aunque Avista ha gozado de una buena racha, creemos que otros inversionistas no han apreciado aun por completo el servicio de facturacion por Internet de la compania, el cual no solo totaliza y paga cuentas electronicamente para empresas grandes, sino tambien analiza los gastos del cliente para detectar problemas potenciales. Por ejemplo, Avista podria identificar un

                                               (continua en la siguiente pagina)

Perfil de la Cartera           30 de abril del 2000     30 de octubre de 1999
-----------------------------------------------------------------------------
Valores de Renta Variable                     86.7%                     99.7%
  Extranjeros                                  6.8%                      6.3%
    Europeos                                   2.6%                      1.4%
Los 10 Principales Valores de
  Renta Variable (% de Activos)               23.3%                     26.1%
Numero de Acciones                             138                       132
Efectivo, Equivalentes
  a Efectivo y Valores
  de Renta Fija                               13.3%                      0.3%
-----------------------------------------------------------------------------


Las 5 Principales
Industrias                     30 de abril del 2000     30 de octubre de 1999
-----------------------------------------------------------------------------
Software de Internet                          10.6%                     21.7%
Componentes Electronicos
  - Semiconductores                            7.5%                      8.7%
Medica - Biomedicos
  y Geneticos                                  5.3%                      4.6%
Contenido de Internet                          5.2%                      4.5%
Radio                                          5.0%                      7.6%
-----------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable    30 de abril del 2000     30 de octubre de 1999
-----------------------------------------------------------------------------
SDL, Inc.                                      3.8%                      4.0%
Globix Corp.                                   3.2%                      1.5%
Alpha Industries, Inc.                         2.9%                      1.8%
Enzon, Inc.                                    2.6%                      3.1%
VerticalNet, Inc.                              2.2%                      2.3%
TMP Worldwide, Inc.                            2.0%                      1.1%
Verio, Inc.                                    1.8%                      2.3%
SFX Entertainment, Inc.                        1.7%                      1.5%
Radio One, Inc.                                1.6%                      0.8%
QLT PhotoTherapeutics, Inc.
  - Acciones de Nueva York                     1.5%                      2.5%
-----------------------------------------------------------------------------


(1) Ambos rendimientos incluyen dividendos reinvertidos.

El desempeno en el pasado no garantiza los resultados en el futuro.


                                   Janus Equity Funds / 30 de abril del 2000  53
determinado sitio de Starbucks que utiliza el 40% mas de electricidad que otros sitios de Starbucks; esta informacion puede ayudar a la cadena de cafe a eliminar ineficiencias en su estructura de costos. Creemos que este servicio de valor agregado, junto con sus otros negocios, dara por resultado un crecimiento perdurable en las utilidades de la compania.

En cuanto a otras tenencias, la posicion mas grande del Fondo, SDL, registro tambien ganancias fuertes. SDL disena semiconductores que aumentan la capacidad de las redes de fibra optica. El explosivo uso de Internet ha ocasionado una congestion en las redes de telecomunicaciones por todo el mundo. En consecuencia, las companias de telecomunicaciones se apresuran a anadir capacidad. Los laser fotonicos, tales como aquellos habilitados por los chips de SDL, ofrecen una manera economica de aumentar el rendimiento. Mediante nuestra investigacion, se revelo que en la actualidad la demanda de estos sistemas supera facilmente a la oferta, sugiriendo el potencial de crecimiento solido y continuado en los ingresos y las ganancias.

En los meses venideros, estimamos que debido a la amenaza de aumentos en los tipos de interes, los mercados seguiran siendo volatiles. Aunque vigilaremos de cerca a la Reserva Federal, nuestro enfoque principal sigue siendo encontrar las mejores companias en las que invertir. Nos gustaria recordarles tambien que evaluamos las inversiones potenciales en funcion de donde podrian estar en los proximos tres a cinco anos, pues a traves del largo plazo, el mercado premia a los buenos negocios. Teniendo esto presente, estamos llenos de entusiasmo por las companias que el Fondo mantiene, ya que cada tenencia posee una ventaja competitiva --ya sea un producto de explotacion exclusiva o un modelo de negocio innovador-- que, a nuestro parecer, dara resultados exitosos en anos venideros.

Gracias por su sostenida confianza e inversion en el Janus Venture Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Venture Fund y el Russell 2000 Index. El Janus Venture Fund esta representado por un area sombreada verde. El Russell 2000 Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 30 de abril de 1985, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Venture Fund ($155,673), comparado con el Russell 2000 Index ($57,751).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 55.84%
Cinco anos, 27.23%
Diez anos, 20.57%
Desde el 30/04/85*, 20.08%

Janus Venture Fund - $155,673

Russell 2000 Index - $57,751

*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.


PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Acciones Ordinarias - 86.7%
Ventas de Publicidad - 1.3%
      346,475  Interep National Radio Sales, Inc. - Clase A*,# ....$ 1,992,231
      600,000  Lamar Advertising Co.* ..............................26,437,500

                                                                    28,429,731

Servicios de Publicidad - 2.9%
      269,010  Avenue A, Inc.* ......................................8,541,067
      355,815  Getty Images, Inc.* .................................10,807,881
      678,580  TMP Worldwide, Inc.* ................................44,362,167

                                                                    63,711,115

Software de Aplicaciones - 1.4%
      433,150  Intertrust Technologies Corp.* .......................9,962,450
      368,390  Quest Software, Inc.* ...............................13,883,698
      196,060  SilverStream Software, Inc.* .........................7,744,370

                                                                    31,590,518

Baterias y Sistemas de Baterias - 0.2%
      233,170  Rayovac Corp.* .......................................4,867,424

Servicios de Difusion y Programacion - 0.7%
      801,520  ACTV, Inc.* .........................................14,527,550

Television por Cable - 1.5%
      368,590  Classic Communications, Inc. - Clase A*,# ............4,469,154
      652,081  Cogeco Cable, Inc.** ................................16,283,772
      760,044  Moffat Communications, Ltd.** .......................13,080,690

                                                                    33,833,616

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Hoteles Casino -1.7%
    1,141,730  Park Place Entertainment Corp.* ...................$ 14,628,416
      792,855  Station Casinos, Inc.* ..............................22,596,367

                                                                    37,224,783

Telecomunicaciones Celulares - 1.4%
      245,705  Alamosa PCS Holdings, Inc.* ..........................7,002,592
      175,200  Price Communications Corp.* ..........................3,547,800
      499,762  Winstar Communications, Inc.* .......................19,928,010

                                                                    30,478,402

Productos Quimicos - Diversificados - 0.7%
      856,655  Lyondell Chemical Co. ...............................15,741,036

Objetos para Coleccionistas - 0.1%
      328,270  Action Performance Companies, Inc.* ..................3,036,498

Bancos Comerciales - 1.3%
      338,795  Investors  Financial Services  Corp. ................27,654,142

Servicios Comerciales - 0.3%
      169,615  Iron Mountain,  Inc.* ................................5,936,525

Software de Comunicaciones - 0.8%
       57,565  Delano Technology Corp.*,** ............................629,617
      869,060  Razorfish, Inc.* ....................................16,457,824

                                                                    17,087,441

Graficas de Computadora - 0.4%
      191,370  Numerical Technologies, Inc.* ........................7,989,697


Ver las Notas a los Programas de Inversiones.



54  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)


Acciones o Monto del Capital                                Valor de Mercado
----------------------------------------------------------------------------
Servicios de Computadora - 1.1%
          360,930  AnswerThink Consulting Group, Inc.*..........$  6,947,902
          391,900  CIBER, Inc.*....................................7,078,694
          274,650  eLoyalty Corp.*.................................4,514,559
          158,150  Jacada, Ltd.*...................................1,492,541
          274,220  Tanning Technology Corp.*.......................5,038,792

                                                                  25,072,488

Software de Computadora - 1.6%
          542,375  Informatica Corp.*.............................22,745,852
          360,190  NetIQ Corp.*...................................13,236,982

                                                                  35,982,834

Computadoras - Sistemas Integrados - 0.2%
          491,895  eSoft, Inc.*....................................4,488,542

Computadoras - Equipos Perifericos - 0.6%
          534,755  Media 100, Inc.*,#.............................12,934,387

Servicios de Consultoria - 0.5%
          375,495  Professional Detailing, Inc.*..................10,138,365

Distribucion y Mayoristas - 0.4%
          728,505  Brightpoint, Inc.*..............................8,605,465

Comercio Electronico - 0.4%
          264,130  PurchasePro.com, Inc.*..........................7,923,900

Electrica - Integrada - 0.9%
          648,195  Avista Corp....................................19,162,265

Componentes Electronicos - Semiconductores - 7.5%
        1,235,000  Alpha Industries, Inc.*........................64,220,000
          675,000  ATMI, Inc.*....................................25,987,500
          291,105  Mattson Technology, Inc.*......................14,300,533
           49,850  Quantum Effect Devices, Inc.*...................2,903,763
          197,810  QuickLogic Corp.*...............................5,810,669
          100,405  Silicon Image, Inc.*............................4,028,751
          285,110  TriQuint Semiconductor, Inc.*..................29,312,872
          160,230  Virata Corp.*..................................20,068,807

                                                                 166,632,895

Instrumentos de Medicion Electronica - 0.1%
          178,495  Robotic Vision Systems, Inc.*...................2,666,269

Electronica - Militar - 0.2%
          145,600  Aeroflex, Inc.*.................................5,423,600

Software y Servicios a Nivel de Empresa - 0.4%
          375,445  Brio Technology, Inc.*..........................9,292,264

Fibra Optica - 4.0%
           24,620  Avanex Corp.*...................................3,000,563
          434,430  SDL, Inc.*.....................................84,713,850

                                                                  87,714,413
Alimentos - Minoristas - 0.7%
          384,090  Whole Foods Market, Inc.*......................16,347,831

Automatizacion Industrial y Robotica - 0.8%
          188,800  Brooks Automation, Inc.*.......................16,933,000

Instrumentos - Controles - 0.6%
          379,325  Mettler-Toledo International, Inc.*............13,086,713

Instrumentos - Cientificos - 1.3%
          593,260  Dionex Corp.*..................................21,579,833
           84,400  Meade Instruments Corp.*........................6,171,750

                                                                  27,751,583
Contenido de Internet - 5.2%
          291,990  24/7 Media, Inc.*.............................  5,730,304
           74,605  FairMarket, Inc.*.................................512,909
          290,760  internet.com Corp.*.............................5,524,440
          238,645  L90, Inc.*......................................2,386,450
          160,535  Lante Corp.*....................................3,331,101
          165,340  Launch Media, Inc.*.............................1,725,736
          654,570  NaviSite, Inc.*................................30,396,594
          413,875  net.Genesis Corp.*..............................5,328,641
          428,490  Rare Medium Group, Inc.*........................8,810,826
           77,715  SkillSoft Corp.*................................1,034,581
          900,650  VerticalNet, Inc.*.............................48,635,100
          250,195  Vicinity Corp.*.................................2,971,066

                                                                 116,387,748

Software de Internet - 10.6%
          290,105  724 Solutions, Inc.
                    - Acciones de Nueva York*,**..................14,650,302
           16,305  Accrue Software, Inc.*............................388,263
          702,940  AppNet, Inc.*..................................16,870,560
          163,510  Bluestone Software, Inc.*.......................3,443,929
          331,745  Digital Impact, Inc.*...........................4,063,876
          157,185  Eprise Corp.*...................................1,562,026
        3,098,740  Globix Corp.*,#................................69,721,650
          159,730  Keynote Systems, Inc.*..........................7,167,884
          700,000  Liberate Technologies, Inc.*...................27,387,500
          354,285  NDS Group PLC - (ADR)*.........................20,017,102
          299,045  pcOrder.com, Inc.*,#............................4,822,101
           37,755  RADVision, Ltd.*................................1,444,129
          221,380  Register.com, Inc.*............................11,290,380
          142,405  Retek, Inc.*....................................3,061,707
          177,575  Selectica, Inc.*................................6,747,850
           42,375  Software.com, Inc.*.............................3,427,078
        1,073,850  Verio, Inc.*...................................40,336,491

                                                                 236,402,828

Seguros de Vida y de Salud - 0.5%
          348,435  StanCorp Financial Group, Inc..................10,148,169

Medica - Biomedicos y Geneticos - 5.3%
        1,559,280  Enzon, Inc.*,#.................................58,083,180
          222,360  Invitrogen Corp.*..............................13,869,705
          203,030  PE Corp./Celera Genomics Group*................16,749,975
          200,000  QIAGEN N.V.*...................................29,025,000

                                                                 117,727,860

Medica - Medicamentos - 1.7%
          330,945  Celgene Corp.*.................................15,575,099
          295,320  Cubist Pharmaceuticals, Inc.*...................9,487,155
          238,375  Priority Healthcare Corp.*.....................13,200,016

                                                                  38,262,270
Medica - Atencion Medica a Pacientes Externos y
  en el Hogar - 0.6%
          901,270  Apria Healthcare Group, Inc.*..................12,561,451

Fabricacion de Motocicletas y Motonetas - 0.1%
          794,517  Ducati Motor Holding S.p.A.*....................2,099,613

Multimedios - 0.1%
           85,655  Ackerley Group, Inc.............................1,113,515

Musica/Clubes - 2.1%
        2,604,200  Corporacion Interamericana de
                     Entretenimiento S.A. - Clase B*..............10,678,829
          886,410  SFX Entertainment, Inc.*.......................36,896,816

                                                                  47,575,645


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  55

JANUS VENTURE FUND (cerrado a nuevos inversionistas)


PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Software de Redes - 0.3%
      317,220  OTG Software, Inc.*................................$    6,978,840

Productos de Redes - 0.3%
      112,320  Emulex Corp.*...........................................5,096,520
       45,815  JNI Corp.*..............................................1,829,737

                                                                       6,926,257
Petroleo - Servicios de Campo - 0.3%
      233,805  Core Laboratories N.V.*.................................6,634,217

Servicios Farmaceuticos - 0.7%
      519,685  Accredo Health, Inc.*..................................14,616,141

Impresion - Comercial - 1.4%
      896,007  Valassis Communications, Inc.*.........................30,520,238

Deportes Profesionales - 0.5%
      503,535  Championship Auto Racing Teams, Inc.*..................10,196,584

Publicaciones - Revistas - 0.5%
      715,475  Playboy Enterprises, Inc. - Clase B*...................11,537,034

Radio - 5.0%
      750,355  Citadel Communications Corp.*..........................29,310,742
      711,875  Cumulus Media, Inc. - Clase A*..........................9,343,359
      344,105  Entercom Communications Corp.*.........................14,624,463
      601,665  Radio One, Inc.*.......................................34,896,570
      564,800  Radio Unica Corp.*......................................5,436,200
      912,720  Spanish Broadcasting System, Inc. - Clase A*...........17,056,455

                                                                     110,667,789
Automoviles/Equipos de Alquiler - 0.4%
      354,733  Rent-Way, Inc.*.........................................9,200,887

Investigacion y Desarrollo - 0.6%
      380,950  Aurora Biosciences Corp.*,ss.,+........................13,395,154

Centros Turisticos y Parques de Diversiones - 0.7%
      700,000  Premier Parks, Inc.*...................................15,093,750

Minoristas - Equipos de Computadora - 1.5%
      781,907  Insight Enterprises, Inc.*.............................32,693,486

Minoristas - de Descuento - 0.6%
      754,755  Ames Department Stores, Inc.*..........................13,538,418

Minoristas - Materiales de Oficina - 0.8%
      958,820  School Specialty, Inc.*,#..............................17,858,023

Minoristas - Restaurantes - 0.3%
      194,730  P.F. Chang's China Bistro, Inc.*........................6,815,550

Telecomunicaciones por Satelite - 0.5%
      351,310  Adaptive Broadband Corp.*..............................11,417,575

Escuelas - 0.4%
      242,365  Career Education Corp.*.................................9,164,427

Herramientas de Software - 0.4%
      528,405  Broadbase Software, Inc.*...............................8,355,404

Equipos de Telecomunicaciones - 1.0%
      326,325  Natural MicroSystems Corp.*............................21,251,916

Servicios de Telecomunicaciones - 3.7%
      704,065  Adelphia Business Solutions, Inc.*.....................24,642,275
      434,145  CapRock Communications Corp.*..........................14,543,857
      496,402  CTC Communications Group, Inc.*........................16,753,567
      307,965  IDT Corp.*..............................................9,739,393
       28,445  Metricom, Inc.*...........................................798,238
      321,150  Net2000 Communications, Inc.*...........................4,736,962
      530,280  Pac-West Telecomm, Inc.*...............................11,334,735

                                                                      82,549,027
Telefonia - Integrada - 1.2%
      700,000  Viatel, Inc.*..........................................26,775,000

Television - 0.4%
      401,610  Acme Communications, Inc.*..............................9,237,030

Terapeutica - 2.3%
      189,340  Abgenix, Inc.*.........................................16,957,764
      591,855  QLT PhotoTherapeutics, Inc.
                 - Acciones de Nueva York*,**.........................32,884,943

                                                                      49,842,707
Servicios de Viajes - 0.3%
      387,052  Pegasus Systems, Inc.*..................................6,870,173

Telecomunicaciones Inalambricas - 0.4%
      199,370  i3 Mobile, Inc.*........................................3,738,187
      144,775  InterWAVE Communications International, Ltd.*...........1,927,317
       78,915  Netro Corp.*............................................3,403,209

                                                                       9,068,713
--------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $1,327,604,801).............1,915,748,731
--------------------------------------------------------------------------------
Bonos de Empresas - 0.3%
Servicios de Computadora - 0.3%
   $1,929,000  Globix Corp., 12.50%
                 pagares principales, vencimiento 01/02/10+............1,697,520
    4,186,000  Splitrock Services, Inc., 11.75%
                 pagares garantizados por la compania,
                 vencimiento 15/07/08..................................4,437,015
--------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $6,217,509).......................6,134,535
--------------------------------------------------------------------------------
Pagares de Empresas a Corto Plazo - 7.9%
               Household Finance Corp.
   75,500,000    6.00%, 01/05/00......................................75,500,000
               UBS Financial, Inc.
  100,000,000    6.04%, 01/05/00.....................................100,000,000
--------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
  (costo amortizado de $175,500,000).................................175,500,000
--------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 4.0%
               Sistema del Federal Home Loan Bank:
   70,000,000    5.89%, 30/06/00......................................69,293,000
   20,000,000    5.97%, 28/07/00......................................19,698,800
--------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $89,020,967)..............................................88,991,800
--------------------------------------------------------------------------------
Total de Inversiones (costo total de $1,598,343,277) - 98.9%.......2,186,375,066
--------------------------------------------------------------------------------
Efectivo, Cuentas por Cobrar y otros Activos,
  descontados los Pasivos - 1.1%......................................23,613,504
--------------------------------------------------------------------------------
Activo Neto - 100%................................................$2,209,988,570
--------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                           % de Valores de Inversion        Valor de Mercado
--------------------------------------------------------------------------------
Bermudas                                            0.1%          $    1,927,317
Canada                                              3.6%              77,529,324
Israel                                              0.1%               2,936,670
Italia                                              0.1%               2,099,613
Mexico                                              0.5%              10,678,829
Paises Bajos                                        1.6%              35,659,217
Reino Unido                                         0.9%              20,017,102
Estados Unidos++                                   93.1%           2,035,526,994
--------------------------------------------------------------------------------
Total                                             100.0%          $2,186,375,066

++Incluye Valores a Corto Plazo (81.0% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                     Ganancia/
Divisa Vendida y               Unidades de     Valor de Divisa      (Perdida) No
Fecha de Liquidacion       Divisa Vendidas              en US$     Materializada
--------------------------------------------------------------------------------
Dolar Canadiense 22/09/00       23,000,000         $15,591,106          $256,536
--------------------------------------------------------------------------------
Total                                              $15,591,106          $256,536


Ver las Notas a los Programas de Inversiones.


56 Janus Equity Funds / 30 de abril del 2000

JANUS WORLDWIDE FUND (cerrado a nuevos inversionistas)

[PHOTO]

Helen Young Hayes
Administradora de Cartera

[PHOTO]

Laurence Chang
Administrador de Cartera

El Janus Worldwide Fund registro un desempeno impresionante para el periodo de seis meses finalizado el 30 de abril del 2000, a razon del 37.08%, mientras que su indice referencial, el Morgan Stanley Capital International World Index, aumento el 7.49%.(1) Estos resultados pusieron al Fondo en el primer cuartil para el periodo de 12 meses finalizado el 30 de abril del 2000, colocandolo en el rango 14 de entre 260 fondos mundiales sondeados por Lipper, Inc., una de las principales companias de calificacion de fondos mutuos.(2)

A pesar de nuestras ganancias sustanciales, el entorno para los valores de renta variable resulto ser cada vez mas dificil. En los Estados Unidos, las crecientes preocupaciones en torno a la inflacion llevaron a la Reserva Federal a aumentar los tipos de interes a corto plazo por un cuarto de punto, en tres ocasiones separadas. Al mismo tiempo, los mercados europeos batallaron con un crecimiento economico inconstante y una debilidad en la moneda euro, provocando tambien temores acerca de la inflacion. Esto llevo a una serie de aumentos en los tipos de interes ordenados por el Banco Central Europeo, en un intento por contener la inflacion por debajo del limite del 2% autoimpuesto por la Union Europea. Mientras tanto, a los mercados emergentes de Asia y America Latina les fue mejor, estimulados por aspectos economicos fundamentales en mejora. Sin embargo, los repuntes de los valores de renta variable japoneses ocultaban un creciente deficit presupuestario y una economia que seguia exhibiendo poca vitalidad.

Contra este trasfondo, lo que era un mercado volatil para comenzar se intensifico dramaticamente. Durante la mayor parte del periodo, la demanda de un grupo estrecho de acciones de tecnologia, telecomunicaciones y otras de la "nueva economia" impulsaron a varios indices de mercado a niveles record. A partir del mes de marzo, adquirio impetu una amplia ola de ventas, causada principalmente por la materializacion de utilidades en emisiones de tecnologias con valoraciones exageradas. Posteriormente, el enfoque de los inversionistas se dirigio hacia las companias subvaloradas de la "vieja economia", algo que parecia a veces indicar un cambio en el liderazgo de mercado. Sin embargo, en realidad los mercados no parecian tener una direccion clara, y los mismos experimentaban fluctuaciones abruptas de manera cotidiana.

Poniendo de lado los sucesos macroeconomicos y de mercado, nos mantuvimos firmes en nuestra estrategia de identificar companias individuales que combinan franquicias fuertes, productos convincentes y directivos visionarios. En particular, seguimos procurando oportunidades que puedan trascender las fluctuaciones a corto plazo, tales como las comunicaciones inalambricas. En esta area, NTT DoCoMo de Japon sigue siendo una de nuestras favoritas. El rapido crecimiento en el numero de suscriptores jugo un papel importante en las ganancias de la compania, lo cual fue realzado por el exito de su servicio de datos inalambricos i-Mode. A pesar de eso, las recientes interrupciones del servicio causadas por una infraestructura sobrecargada nos llamaron la atencion, y seguimos la situacion de cerca. Con todo, seguimos confiando en que DoCoMo esta tomando las medidas apropiadas para aliviar el problema, y seguimos teniendo una opinion favorable de la compania.

El auge de Internet ha creado tambien oportunidades para companias que proporcionan la infraestructura basica de redes. Las firmas canadienses JDS Uniphase y Nortel Networks, ambas lideres en la tecnologia de la fotonica, utilizan multiplexion de division de onda densa para aumentar la capacidad de transmision de las lineas de fibra optica existentes. Y, a medida que la demanda de banda ancha aumenta de manera exponencial, atribuido parcialmente al crecimiento del comercio electronico, la necesidad de contar con transacciones seguras aumenta conjuntamente. Nuestra posicion en la firma israeli Check Point Software Technologies, una fuerza dominante en las soluciones de seguridad electronica y software de cortafuegos, se beneficio debido a estos hechos.

Otra tenencia que registro un desempeno solido fue el conglomerado de los medios de difusion estadounidense Time Warner, el cual repunto al anunciarse su fusion prevista con la lider proveedora de servicios de Internet --




Perfil de la Cartera           30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------
Valores de Renta Variable                     86.1%                        92.0%
   Extranjeros                                58.3%                        61.4%
      Europeos                                30.9%                        35.0%
Los 10 Principales Valores de
   Renta Variable (% de Activos)              34.0%                        35.2%
Numero de Acciones                             141                          112
Efectivo, Equivalentes a Efectivo y
   Valores de Renta Fija                      13.9%                         8.0%
--------------------------------------------------------------------------------

Las 5 Principales Industria    30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------
Telecomunicaciones Celulares                  13.3%                        13.0%
Equipos de Telecomunicaciones                 10.9%                         9.3%
Productos de Redes                             5.1%                         5.1%
Telefonia - Integrada                          4.5%                         3.5%
Servicios de Telecomunicaciones                4.5%                         3.5%
--------------------------------------------------------------------------------

Las 5 Principales Paises       30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------
Estados Unidos                                28.2%                        30.5%
Japon                                         12.2%                        15.7%
Reino Unido                                    9.2%                         7.5%
Finlandia                                      6.9%                         5.9%
Hong Kong                                      4.6%                         2.4%
--------------------------------------------------------------------------------

Las 10 Principales
Tenencias de Renta Variable    30 de abril del 2000        31 de octubre de 1999
--------------------------------------------------------------------------------
Nokia Oyj                                      6.6%                         5.4%
Cisco Systems, Inc.                            4.6%                         5.1%
NTT DoCoMo, Inc.                               4.4%                         6.7%
Vodafone AirTouch PLC                          4.4%                         2.0%
China Telecom, Ltd.                            4.1%                         2.4%
Time Warner, Inc.                              2.4%                         2.6%
Koninklijke (Royal) Philips Electronics N.V.   2.1%                         2.2%
Telefonaktiebolaget L.M. Ericsson A.B.         2.0%                         1.6%
Telefonos de Mexico S.A. (ADR)                 1.7%                         1.1%
Sony Corp.                                     1.7%                         1.0%


(1) Ambos rendimientos incluyen dividendos reinvertidos. Los dividendos netos reinvertidos son los dividendos que estan pendientes de ser reinvertidos despues de que se hayan cumplido las obligaciones tributarias extranjeras. Tales obligaciones varian de un pais a otro.

(2) Lipper, Inc., define un fondo mundial como aquel que "invierte por lo menos el 25% de su cartera en valores negociados fuera de los Estados Unidos y puede poseer tambien valores de los EE.UU." Al 30 de abril de 2000, Janus Worldwide Fund ocupaba el rango 20 de entre 102 fondos para el periodo de 5 anos. Esta calificacion por rango se basa en el rendimiento total, incluidos los dividendos reinvertidos y las ganancias de capital para el periodo indicado.

El desempeno en el pasado no garantiza los resultados en el futuro.

                                   Janus Equity Funds / 30 de abril del 2000  57
y tenencia del Fondo-- America Online (AOL). Aunque AOL experimento una baja moderada a raiz del anuncio, creemos que la union creara la compania modelo de los medios de difusion, combinando la vasta biblioteca de contenido de Time Warner con la base grande de abonados de AOL.

Aunque nos complacio el desempeno del Fondo en su conjunto, algunas de nuestras tenencias decepcionaron. Sony, la gigante de la electronica del consumidor, experimento un descenso a raiz de informes sobre problemas tecnicos en su nueva consola de juegos de video PlayStation2. Sin embargo, el dominio de Sony en el negocio de consolas para juegos sigue siendo una ventaja competitiva; por eso hemos mantenido nuestra posicion.

Otra tenencia que sufrio tropiezos fue Comcast, la operadora de cable domiciliada en los Estados Unidos. Los inversionistas tienen todavia que cerciorarse si los nuevos servicios de valor agregado, tales como acceso de alta velocidad a Internet y video a peticion, estimularan el crecimiento de ganancias y el flujo de efectivo en un futuro. Creemos que lo lograran, y por eso seguimos manteniendo acciones de esta compania fundamentalmente solida.

Mirando hacia el futuro, en general, seguimos siendo optimistas con respecto al futuro de la economia mundial. Las perspectivas para Asia y los mercados emergentes parecen ser cada vez mas prometedoras. Sin embargo, a corto plazo, es probable que una incertidumbre economica persistente, sobre todo con respecto a las presiones inflacionarias nacientes y el entorno de tipos de interes mundial, lleve a una mayor volatilidad. Igual sucedera en los Estados Unidos, actualmente bajo la amenaza de aumentos adicionales en los tipos de interes. En prevision de este periodo turbulento, hemos permitido que nuestra posicion de efectivo aumente un poco, permitiendo que volvamos a examinar companias que brindan oportunidades convincentes de compra. No obstante, seguimos concentrados en los aspectos fundamentales de companias individuales, vigilando de cerca los niveles de valoracion e invirtiendo en negocios que, a nuestro parecer, pueden generar resultados fuertes en cualquier entorno economico.

Para concluir, queremos darles las gracias por su inversion y confianza en el Janus Worldwide Fund.

Aspecto General del Desempeno

[GRAPHIC OMITTED]

Una comparacion grafica del cambio en el valor de una inversion hipotetica de $10,000 en el Janus Worldwide Fund y el Morgan Stanley Capital International World Index. El Janus Worldwide Fund esta representado por un area sombreada verde. El Morgan Stanley Capital International World Index esta representado por una linea negra solida. El eje "y" refleja el valor de la inversion. El eje "x" refleja los periodos de calculo desde el inicio, el 15 de mayo de 1995, hasta el 30 de abril de 2000. Los cuadrantes de la derecha superior y la derecha inferior reflejan el valor final de la inversion hipotetica en el Janus Worldwide Fund ($71,615), comparado con el Morgan Stanley Capital International World Index ($31,144).

Rendimiento total anual promedio para los periodos finalizados el 30 de abril de 2000
Un ano, 57.12%
Cinco anos, 31.26%
Desde el 15/05/91*, 24.56%

Janus Worldwide Fund - $71,615

Morgan Stanley Capital International World Index - $31,144


*La fecha de inicio del Fondo.
Fuente - Lipper, Inc. 2000.

El desempeno en el pasado no garantiza los resultados en el futuro. El rendimiento sobre la inversion y el valor del capital fluctuaran, de manera que, al liquidarse, las acciones podran tener un precio mayor o menor que su costo original. Todos los rendimientos reflejan la reinversion de dividendos. La cartera del Fondo podra ser significativamente diferente a los valores en el Indice. El Indice no es administrado y por eso no refleja el costo de administrar u operar la cartera.

La compra de acciones de companias de tecnologia, al gozar estas de un periodo favorable, pudo haber repercutido positivamente en los rendimientos de este Fondo.

Las anteriores cifras de desempeno reflejan el desempeno excepcional del mercado de acciones en 1999. Los inversionistas deben mantener expectativas realistas para el desempeno en el futuro y, lo que es muy importante, deben tomar nota de que la reciente volatilidad del mercado no se refleja en estas cifras.

La inversion en valores extranjeros conlleva riesgos especiales, tales como las fluctuaciones de divisas y la incertidumbre politica.


PROGRAMA DE INVERSIONES (sin auditar)

Acciones o Monto del Capital                 Valor de Mercado
------------------------------------------------------------------------------

Acciones Ordinarias - 84.7%
Biotecnologia Agricola - 0.5%
  4,093,060 Pharmacia Corp...................................$ 204,397,184

Fabricantes de Ropa - 0.1%
   386,695  Gucci Group N.V. - Acciones de Nueva York**.........33,884,149

Software de Aplicaciones - 0.4%
  1,079,090 Microsoft Corp.*.....................................75,266,528
  6,963,902 Sage Group PLC**.....................................77,198,326

                                  152,464,854
Productos de Audio y Video - 1.7%
  6,344,800 Sony Corp.**........................................731,223,580

Servicios de Difusion y Programacion - 2.9%
  9,928,540 AT&T Corp./Liberty Media Group - Clase A*...........495,806,466
  2,636,600 Clear Channel Communications, Inc.*.................189,835,200
  1,724,297 EM.TV & Merchandising A.G.**........................136,700,261
  6,331,540 Grupo Televisa S.A. (GDR)*..........................401,657,069

                                 1,223,998,996
Acciones o Monto del Capital Valor de Mercado

Television por Cable - 2.0%
  8,307,790 Comcast Corp. - Clase A Especial....................332,830,837
  3,807,495 Globo Cabo S.A. (ADR)................................64,251,478
   641,241 Le Groupe Videotron ltee.**..........................15,407,175
  5,046,697 Rogers Communications, Inc. - Clase B*,**...........131,305,631
  1,123,870 Rogers Communications, Inc. - Clase B
         Acciones de Nueva York*,**.........................29,220,620
  36,232,392 Telewest Communications PLC*,**.....................221,257,880
  1,684,540 United Pan-Europe Communications N.V.
         - Clase A*,**......................................61,447,602

                                  855,721,223

Telecomunicaciones Celulares - 13.3%
  27,910,000 China Telecom, Ltd.*,**.............................201,558,727
  10,268,955 China Telecom, Ltd. (ADR)*,**.....................1,506,327,337
   932,733 Egyptian Mobile Service Co.*.........................35,559,489
   680,850 Nextel Communications, Inc. - Clase A*...............74,510,522
    55,786 NTT DoCoMo, Inc.**................................1,863,463,728
  11,185,818 Telecom Italia Mobile S.p.A.**......................107,078,388
 332,886,294 Vodafone AirTouch PLC**...........................1,531,294,246
  6,709,695 Vodafone AirTouch PLC (ADR)**.......................315,355,665

                                 5,635,148,102

Ver las Notas a los Programas de Inversiones.


58 Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                    Valor de Mercado
--------------------------------------------------------------------------------
Bancos Comerciales - 0.5%
    2,211,149  Bipop - Carire S.p.A.**............................$  201,430,726

Servicios Comerciales - 0.3%
    2,158,492  Paychex, Inc. ........................................113,590,641

Seguridad de Datos de Computadora - 1.3%
    2,730,225  Check Point Software Technologies, Ltd.*..............472,328,925
      552,420  VeriSign, Inc.*........................................76,993,538

                                                                     549,322,463
Servicios de Computadora - 1.7%
      781,340  Atos S.A.*,**..........................................84,656,426
      821,706  Cap Gemini S.A.**.....................................161,736,569
    4,128,400  Getronics N.V.**,#....................................246,787,766
    6,900,638  Logica PLC**..........................................208,943,590
      210,785  MarchFirst, Inc*........................................4,492,355

                                                                     706,616,706
Computadoras - Sistemas Integrados - 1.1%
    1,557,605  ASM Lithography Holding N.V.*,**.......................61,032,872
      972,795  ASM Lithography Holding N.V. (ADR)*,**.................38,911,800
   23,469,000  Dimension Data Holdings, Ltd. ........................154,053,557
    4,830,800  Fujitsu, Ltd.**.......................................136,782,017
    5,764,623  SEMA Group PLC**.......................................93,091,375

                                                                     483,871,621
Computadoras - Dispositivos de Memoria - 1.4%
    3,420,330  EMC Corp.*............................................475,212,099
      907,177  VERITAS Software Corp.*................................97,308,908

                                                                     572,521,007
Computadoras - Micro - 1.1%
   35,080,000  Legend Holdings, Ltd.**................................40,759,365
    4,479,470  Sun Microsystems, Inc.*...............................411,831,273

                                                                     452,590,638
Procesamiento y Administracion de Datos - 0.1%
      235,117  Autonomy Corp. PLC*,**.................................31,270,561

Operaciones Diversificadas - 1.7%
   42,720,000  Citic Pacific, Ltd.**.................................195,802,713
    2,776,470  General Electric Co. .................................436,599,908
   13,110,934  Hays PLC**.............................................90,526,804

                                                                     722,929,425
Comercio Electronico - 0.3%
    2,589,135  Amazon.com, Inc.*.....................................142,887,888

Productos Electricos - 0.5%
      743,010  Samsung Electronics**.................................200,865,160

Componentes Electronicos - 4.1%
      260,302  Celestica, Inc.*,**....................................14,037,056
    4,393,100  Celestica, Inc. - Acciones de Nueva York*,**..........239,698,519
   12,102,652  Koninklijke (Royal) Philips Electronics N.V.**........541,171,132
    7,295,583  Koninklijke (Royal) Philips Electronics N.V.
                 - Acciones de Nueva York**..........................325,565,391
    1,528,000  Murata Manufacturing Company, Ltd.**..................296,914,337
   11,325,000  NEC Corp.**...........................................308,087,487

                                                                   1,725,473,922
Componentes Electronicos - Semiconductores - 2.0%
      989,490  Applied Materials, Inc.*..............................100,742,451
      208,800  Rohm Company, Ltd.**...................................69,940,315
    1,705,329  STMicroelectronics N.V.**.............................326,180,981
       48,750  STMicroelectronics N.V.
                 - Acciones de Nueva York**........................... 9,247,266
    2,159,490  Texas Instruments, Inc. ..............................351,726,934

                                                                     857,837,947
Software y Servicios a Nivel de Empresa - 0.6%
    3,129,680  BEA Systems, Inc.*....................................151,007,060
      821,470  i2 Technologies, Inc.*................................106,174,997

                                                                     257,182,057
Fibra Optica - 1.9%
    1,748,875  Corning, Inc. ........................................345,402,812
      244,330  E-Tek Dynamics, Inc.*..................................50,026,567
    3,766,790  JDS Uniphase Corp.*...................................390,569,038

                                                                     785,998,417
Finanzas - Tarjeta de Credito - 0.7%
    1,900,940  American Express Co. .................................285,259,809

Comestibles - Servicio de Alimentos - 0.4%
   13,011,095  Compass Group PLC**...................................185,477,427

Recursos Humanos - 0.3%
    5,357,670  Capita Group PLC**....................................138,079,243

Instrumentos - Cientificos - 0.2%
    1,506,090  PE Corp./PE Biosystems Group...........................90,365,400

Contenido de Internet - 1.1%
    1,764,000  Softbank Corp.**......................................435,267,091
    1,182,406  World Online International N.V.*,**....................15,946,536

                                                                     451,213,627
Software de Internet - 1.1%
    3,916,515  America Online, Inc.*.................................234,256,553
      239,333  Intershop Communications A.G.*,**.....................106,538,155
    1,324,285  Phone.com, Inc.*......................................111,239,940

                                                                     452,034,648
Seguros de Vida y de Salud - 0.8%
   21,737,558  Prudential PLC**......................................336,544,099

Maquinaria - Electrica - 0%
       83,893  Schneider Electric S.A.**...............................6,040,296

Medica - Biomedicos y Geneticos - 0.5%
      910,325  Genentech, Inc.*......................................106,508,025
      126,680  Incyte Pharmaceuticals, Inc.*...........................9,754,360
      498,785  Incyte Pharmaceuticals, Inc.*,ss.,+....................36,006,042
      610,905  PE Corp./Celera Genomics Group.........................50,399,663

                                                                     202,668,090
Medica - Medicamentos - 3.6%
    4,863,139  AstraZeneca Group PLC**...............................204,628,595
       68,710  AstraZeneca Group PLC (ADR)**...........................2,894,409
    9,336,945  Pfizer, Inc. .........................................393,318,808
    2,106,285  Schering-Plough Corp. .................................84,909,614
    1,749,800  Sepracor, Inc.*.......................................160,981,600
    5,896,000  Takeda Chemical Industries, Ltd.**....................387,896,262
    1,740,314  Warner-Lambert Co. ...................................198,069,487
    1,678,000  Yamanouchi Pharmaceutical Company, Ltd.**..............88,657,725

                                                                   1,521,356,500
Instrumentos Medicos - 0.7%
    5,797,115  Medtronic, Inc. ......................................301,087,660

Productos Medicos - 0.8%
    4,292,565  Johnson & Johnson.....................................354,136,612

Procesadores y Fabricantes de Metales - 1.0%
   20,944,224  Assa Abloy A.B. - Clase B#............................425,775,968

Bancos de Centros Monetarios - 1.1%
   20,544,460  Banco Bilbao Vizcaya Argentaria S.A.**................280,817,396
   19,458,000  Fuji Bank, Ltd.**.....................................162,042,609

                                                                     442,860,005


Ver las Notas a los Programas de Inversiones.


                                   Janus Equity Funds / 30 de abril del 2000  59

JANUS WORLDWIDE FUND

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                   Valor de Mercado
-------------------------------------------------------------------------------


Multimedios - 3.0%
       780,170  News Corporation, Ltd. (ADR).....................$   40,129,994
    11,287,920  Time Warner, Inc. ................................1,015,207,305
     4,168,870  Viacom, Inc. - Clase B*.............................226,682,306

                                                                  1,282,019,605

Productos de Redes - 5.1%
     3,686,155  3Com Corp.*.........................................145,372,738
    27,860,627  Cisco Systems, Inc.*..............................1,931,525,031
     2,244,510  Newbridge Networks Corp.
                  - Acciones de Nueva York*,**.......................80,381,514

                                                                  2,157,279,283

Companias Petroleras - Integradas - 2.0%
    10,311,215  Petroleo Brasileiro S.A. (ADR)......................244,287,119
     3,836,230  Total Fina Elf S.A.**...............................583,443,750

                                                                    827,730,869

Petroquimicos - 0.6%
    26,444,682  Reliance Industries, Ltd. ..........................210,134,565
     1,941,773  Reliance Industries, Ltd. (GDR)+.....................49,806,477

                                                                    259,941,042

Ductos - 0.5%
     2,941,290  Enron Corp. ........................................204,971,147

Seguro de la Propiedad y contra Accidentes - 0.2%
     8,437,000  Tokio Marine & Fire Insurance Company, Ltd.**........82,284,338

Radio - 0.2%
     1,015,290  AMFM, Inc.*..........................................67,389,874
       760,400  Infinity Broadcasting Corp. - Clase A*...............25,806,075

                                                                     93,195,949

Minoristas - Diversificados - 0.2%
       968,000  Ito-Yokado Company, Ltd.**...........................70,670,942

Minoristas - Materiales de Oficina - 0.2%
     3,466,890  Staples, Inc.*.......................................66,087,591

Servicios de Seguridad - 1.0%
    16,195,965  Securitas A.B. - Clase B............................419,701,284

Equipos de Telecomunicaciones - 10.9%
       639,264  Alcatel S.A.**......................................148,545,140
     1,773,930  Comverse Technology, Inc.*..........................158,212,382
    26,906,110  Nokia Oyj**.......................................1,547,099,659
    21,640,364  Nokia Oyj (ADR)**.................................1,230,795,702
     5,198,660  Nortel Networks Corp.
                  - Acciones de Nueva York**........................588,748,245
       678,725  QUALCOMM, Inc.*......................................73,599,242
     3,882,194  Telefonaktiebolaget L.M. Ericsson A.B. (ADR)........343,331,532
     5,699,986  Telefonaktiebolaget L.M. Ericsson A.B.
                  - Clase B.........................................507,431,699

                                                                  4,597,763,601

Servicios de Telecomunicaciones - 4.5%
     5,984,930  Amdocs, Ltd.*.......................................405,104,949
       940,498  Carrier 1 International S.A.*........................77,561,192
     8,467,514  COLT Telecom Group PLC*,**,+........................361,591,569
       347,860  Dacom Corp.**........................................50,468,346
     1,055,500  Energis PLC*,**......................................52,340,674
     4,299,910  Infonet Services Corp. - Clase B*....................72,560,981
     1,011,645  Korea Telecom Corp. (ADR)*,**........................34,901,753
     1,540,205  Level 3 Communications, Inc.*.......................137,078,245
     2,746,678  NTL, Inc.*..........................................210,120,867
         7,589  NTT Data Corp.**....................................101,119,651
        54,500  SK Telecom Company, Ltd.**...........................14,487,959
     8,320,060  SK Telecom Company, Ltd. (ADR)**....................266,761,924
     1,693,771  Sonera Oyj**.........................................93,378,756

                                                                  1,877,476,866

Telefonia - Integrada - 3.7%
         9,528  Nippon Telegraph & Telephone Corp.**.............$  118,139,483
    30,673,912  Telefonica S.A.*,**.................................684,255,975
       670,234  Telefonica S.A. (ADR)*,**............................44,403,003
    12,484,000  Telefonos de Mexico S.A. (ADR)......................734,215,250

                                                                  1,581,013,711

Telefonia - Local - 0%
       359,041  Tele Norte Leste Participacoes S.A. (ADR).............6,395,418

Television - 0.2%
       504,292  Canal Plus S.A.**....................................97,421,757

Productos de Alambre y Cable - 0.6%
    16,878,000  Furukawa Electric Company, Ltd.**...................234,105,240
-------------------------------------------------------------------------------
Total de Acciones Ordinarias (costo de $21,972,849,072)..........35,692,185,294
-------------------------------------------------------------------------------
Bonos de Empresas - 0.1%
Television por Cable - 0.1%
                United Pan-Europe Communications N.V.:
   $37,986,000    11.25%, pagares principales,
                  vencimiento 01/02/10**,+...........................35,326,980
    20,959,000    11.50%, pagares principales,
                  vencimiento 01/02/10**,+...........................19,282,280
-------------------------------------------------------------------------------
Total de Bonos de Empresas (costo de $58,513,412)....................54,609,260
-------------------------------------------------------------------------------
Acciones Preferentes - 1.4%
Automotriz - Automoviles y Camiones Livianos - 0.2%
        37,477  Porsche A.G.**.......................................93,232,104

Software y Servicios a Nivel de Empresa - 0.2%
       138,496  SAP A.G.**...........................................81,654,388

Multimedios - 0.2%
     1,463,550  News Corporation, Ltd. (ADR).........................64,396,200

Telefonia - Integrada - 0.8%
     3,066,295  Telecomunicacoes Brasileiras S.A. (ADR).............362,397,740
-------------------------------------------------------------------------------
Total de Acciones Preferentes (costo de $524,410,546)...............601,680,432
-------------------------------------------------------------------------------
Mercado Monetario - 0.2%
                Janus Government Money Market Fund
   $85,400,000    6.00% (costo de $85,400,000).......................85,400,000

Acuerdos de Recompra - 0.5%
   200,000,000  Duetsche Bank Securities, Inc., 6.11% con
                  fecha de 28/04/00, vencimiento 01/05/00,
                  a ser comprado de vuelta a $200,101,833
                  garantizado por $276,463,364 en Fannie
                  Mae, 0%-9.50%, 17/05/00-15/05/29;
                  $3,448,242 en Federal Farm Credit Bank,
                  5.75%-6.72%, 10/10/00-11/10/07;
                  $31,725,213 en el Sistema del Federal
                  Home Loan Bank, 0%-7.715%, 12/05/00-
                  18/11/13; $200,087,004 en Freddie Mac,
                  0%-12.693%, 04/05/00-15/09/29;
                  $59,641,221 en Ginnie Mae, 1.1825%-
                  9.00%, 15/01/09-15/04/30; $287,933 en
                  Sallie Mae, 0%-6.55%, 20/07/00-02/12/13;
                  $1,489,307 en Tennesse Valley Authority,
                  5.00%, 18/12/03; $60,801,518 en Vendee
                  Mortgage Trust, 0.4691%-6.75%,
                  15/06/23; con valores respectivos de
                  $78,517,637, $3,430,717, $31,002,895,
                  $51,114,482, $32,757,474, $282,728,
                  $1,414,091 y $5,480,102
                  (costo de $200,000,000)...........................200,000,000



Ver las Notas a los Programas de Inversiones.


60  Janus Equity Funds / 30 de abril del 2000

PROGRAMA DE INVERSIONES  (sin auditar)

Acciones o Monto del Capital                                  Valor de Mercado
------------------------------------------------------------------------------


Pagares de Empresas a Corto Plazo - 3.3%
               DaimlerChrysler N.A.
$ 100,000,000    6.07%, 02/06/00 .................................$ 99,460,444

               Deutsche Bank A.G.:
  100,000,000    5.89%, 08/05/00 ...................................99,885,472
   50,000,000    6.03%, 11/05/00 ...................................49,916,250
   50,000,000    6.03%, 17/05/00 ...................................49,866,000
  200,000,000    6.00%, 18/05/00 ..................................199,433,333

               J.P. Morgan Securities
  350,000,000    5.90%, 08/05/00 ..................................349,598,472

               Societe Generale, New York
  550,000,000    5.9375%, 01/05/00 ................................550,000,000
------------------------------------------------------------------------------
Total de Pagares de Empresas a Corto Plazo
  (costo amortizado de $1,398,159,971) ..........................1,398,159,971
------------------------------------------------------------------------------
Agencias del Gobierno de los EE.UU. - 8.9%
               Fannie Mae:
  100,000,000    5.99%, 18/07/00 ...................................98,665,000
  325,000,000    5.88%-5.94%, 24/08/00 ............................318,509,750
   75,000,000    5.95%, 07/09/00 ...................................73,317,000
   50,000,000    6.07%, 11/09/00 ...................................48,843,500
  150,000,000    6.04%, 14/09/00 ..................................146,452,500

               Federal Farm Credit Bank
   50,000,000    6.10%, 20/10/00 ...................................48,499,500

               Sistema del Federal Home Loan Bank:
   50,000,000    5.68%, 31/05/00 ...................................49,763,333
  100,000,000    5.80%, 07/06/00 ...................................99,403,889
  200,000,000    5.90%, 20/06/00 ..................................198,379,167
  150,000,000    5.89%-5.94%, 30/06/00 ............................148,485,000
  100,000,000    5.95%, 10/07/00 ...................................98,802,000
  100,000,000    5.81%, 14/07/00 ...................................98,733,000
   50,000,000    5.93%, 17/07/00 ...................................49,341,000
  250,000,000    5.98%, 21/07/00 ..................................246,535,000
  100,000,000    5.98%, 25/07/00 ...................................98,545,000
  100,000,000    5.85%, 28/07/00 ...................................98,494,000
  100,000,000    5.86%, 31/07/00 ...................................98,442,000
   75,000,000    5.97%, 10/08/00 ...................................73,684,500
   75,000,000    5.87%, 11/08/00 ...................................73,671,750
   50,000,000    5.87%, 18/08/00 ...................................49,053,500
  100,000,000    5.87%, 23/08/00 ...................................98,020,000
   50,000,000    5.98%, 30/08/00 ...................................48,949,500
  100,000,000    6.01%, 01/09/00 ...................................97,861,000
   50,000,000    5.94%, 06/09/00 ...................................48,887,000
   50,000,000    5.97%, 07/09/00 ...................................48,878,000
   75,000,000    5.89%, 08/09/00 ...................................73,304,250
  100,000,000    5.94%, 13/09/00 ...................................97,652,000
   50,000,000    6.06%, 20/09/00 ...................................48,765,000
  150,000,000    6.04%, 19/10/00 ..................................145,525,500
  100,000,000    6.06%, 23/10/00 ...................................96,947,000
  100,000,000    5.99%, 24/11/00 ...................................96,417,000
   25,000,000    5.97%, 04/12/00 ...................................24,047,500
   75,000,000    5.98%, 08/12/00 ...................................72,090,000
  100,000,000    6.00%, 12/12/00 ...................................96,050,000

               Freddie Mac:
  100,000,000    5.78%, 25/05/00 ...................................99,614,667
  150,000,000    6.025%, 14/09/00 .................................146,452,500
   50,000,000    6.05%, 06/10/00 ...................................48,621,500
  100,000,000    6.09%, 12/10/00 ...................................97,125,000
   30,000,000    6.24%, 26/04/01 ...................................28,103,700
------------------------------------------------------------------------------
Total de Agencias del Gobierno de los EE.UU.
  (costo de $3,732,053,140) .....................................3,728,931,506
------------------------------------------------------------------------------
Total de Inversiones (costo total de $27,971,386,141) - 99.1% ..41,760,966,463
------------------------------------------------------------------------------
Efectivo, Efectos por Cobrar y otros Activos,
  descontados los Pasivos - 0.9% ..................................393,691,884
------------------------------------------------------------------------------
Activo Neto - 100%.............................................$42,154,658,347
------------------------------------------------------------------------------

Resumen de Inversiones por Pais, 30 de abril del 2000

Pais                % de Valores de Inversion                 Valor de Mercado
------------------------------------------------------------------------------
Australia                                0.3%                 $    104,526,194
Brasil                                   1.6%                      677,331,755
Canada                                   2.6%                    1,098,798,760
Egipto                                   0.1%                       35,559,489
Finlandia                                6.9%                    2,871,274,117
Francia                                  3.4%                    1,417,272,185
Alemania                                 1.0%                      418,124,908
Hong Kong                                4.6%                    1,944,448,142
India                                    0.6%                      259,941,042
Israel                                   1.1%                      472,328,925
Italia                                   0.7%                      308,509,114
Japon                                   12.2%                    5,086,594,805
Mexico                                   2.7%                    1,135,872,319
Paises Bajos                             3.3%                    1,379,356,508
Sudafrica                                0.4%                      154,053,557
Corea del Sur                            1.4%                      567,485,142
Espana                                   2.4%                    1,009,476,374
Suecia                                   4.1%                    1,696,240,483
Suiza                                    0.2%                       77,561,192
Reino Unido                              9.2%                    3,850,494,463
Estados Unidos++                        41.2%                   17,195,716,989
------------------------------------------------------------------------------
Total                                  100.0%                  $41,760,966,463
------------------------------------------------------------------------------


++Incluye Valores a Corto Plazo (28.2% excluyendo los Valores a Corto Plazo)


Contratos de Divisas a Plazo, pendientes de ejecucion al 30 de abril del 2000

                                                                     Ganancia/
Divisa Vendida y             Unidades de     Valor de Divisa      (Perdida) No
Fecha de Liquidacion     Divisa Vendidas              en US$     Materializada
------------------------------------------------------------------------------
Libra Esterlina 09/06/00     426,550,000      $  662,645,426      $ 18,328,410
Libra Esterlina 08/09/00     319,450,000         496,904,475         8,260,815
Libra Esterlina 22/09/00     124,400,000         193,541,520         4,630,790
Libra Esterlina 29/09/00     191,200,000         297,507,200         6,041,920
Libra Esterlina 05/10/00         800,000           1,244,960            21,120
Dolar Canadiense
  18/05/00                    26,700,000          18,039,322           386,776
Dolar Canadiense
  22/09/00                    51,300,000          34,774,946           572,187
Euro 18/05/00                553,000,000         503,451,200        53,855,011
Euro 02/06/00                250,600,000         228,396,840        34,231,960
Euro 09/06/00                  7,300,000           6,656,870           498,480
Euro 08/09/00              1,252,000,000       1,148,710,000        52,181,392
Euro 22/09/00                187,000,000         171,740,800         8,716,070
Euro 29/09/00                780,100,000         716,755,880        38,653,952
Euro 05/10/00                603,350,000         554,599,320        25,220,030
Dolar de Hong Kong
  16/03/01                 2,815,500,000         361,193,072           226,390
Dolar de Hong Kong
  07/05/01                 5,982,300,000         767,404,272        (6,192,248)
Dolar de Hong Kong
  10/05/01                 5,133,000,000         658,456,802        (2,196,843)
Yen japones 18/05/00      32,490,000,000         301,503,900         8,890,020
Yen japones 02/06/00      12,000,000,000         111,674,862         5,170,318
Yen japones 01/09/00      78,000,000,000         738,250,460        (1,573,684)
Yen japones 08/09/00     102,640,000,000         972,755,455        22,064,841
Yen japones 22/09/00       6,700,000,000          63,667,878         1,916,804
Yen japones 29/09/00      11,900,000,000         113,232,933         2,638,538
Yen japones 05/10/00      21,050,000,000         200,528,519         7,475,434
Won surcoreano
  16/07/01                15,500,000,000          13,932,584          (994,354)
------------------------------------------------------------------------------
Total                                         $9,337,569,496      $289,024,129
------------------------------------------------------------------------------


Ver las Notas a los Programas de Inversiones.

                                   Janus Equity Funds / 30 de abril del 2000  61

ESTADOS DE OPERACIONES

                                                                                                                          Janus
Para los seis meses o el periodo finalizado                                       Janus       Janus         Janus         Global
el 30 de abril del 2000, (sin auditar)                                Janus     Balanced   Enterprise  Equity Income  Life Sciences
(todas las cifras expresadas en miles)                                 Fund        Fund       Fund          Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ingreso de Inversiones:
  Intereses                                                      $   58,605   $ 60,895     $  9,571     $  4,908     $  12,391
  Dividendos                                                         71,743      6,035        1,147        2,693         1,334
  Impuestos extranjeros retenidos                                    (1,715)       (92)          --          (54)           (9)

                                                                    128,633     66,838       10,718        7,547        13,716

Gastos:
  Honorarios de asesoria                                            139,556     11,807       19,148        3,249         7,007
  Honorarios y gastos del agente de transferencias                   37,719      3,296        5,464        1,092         2,416
  Derechos de inscripcion                                             2,234        254        1,837          166         1,313
  Gastos de franqueo y envio por correo                               1,241         74          157           57           113
  Honorarios del custodio                                             1,670        167          162           67            96
  Gastos de impresion                                                 1,829        134          312          110           222
  Honorarios por servicios de auditoria                                  25          5            5            5            10
  Honorarios y gastos de los administradores fiduciarios                 70          8            2            3             3
  Otros gastos                                                          166         42           16           12            10

Total de Gastos                                                     184,510     15,787       27,103        4,761        11,190

Compensaciones de Gastos y Comisiones                                (2,594)      (260)        (706)         (88)         (403)

Gastos Netos                                                        181,916     15,527       26,397        4,673        10,787

Ingreso/(Perdida) Neto de Inversion                                 (53,283)    51,311      (15,679)       2,874         2,929

Ganancia/(Perdida) Neta Materializada y No Materializada
  de las Inversiones:
  Ganancia/(perdida) neta materializada de las
   transacciones de valores                                       4,167,744    225,647      291,791       80,694      (553,666)
  Ganancia/(perdida) neta materializada de las
   transacciones en divisas                                          16,889        828           (2)         223           894
  Cambio en la revalorizacion neta no materializada
   o depreciacion de las inversiones y divisas                    3,612,863     22,679       35,066       33,729      (134,031)

Ganancia/(Perdida) Neta de las Inversiones                        7,797,496    249,154      326,855      114,646      (686,803)

Aumento/(Disminucion) Neto del Activo Neto Resultante
  de las Operaciones                                             $7,744,213   $300,465     $311,176     $117,520     $(683,874)



(1) Periodo desde el 29 de febrero del 2000 (inicio) hasta el 30 de abril del 2000.

Ver las Notas a los Estados Financieros.


62  Janus Equity Funds / 30 de abril del 2000

ESTADOS DE OPERACIONES

                                                                   Janus        Janus
Para los seis meses o el periodo finalizado                       Global        Growth        Janus         Janus         Janus
el 30 de abril del 2000, (sin auditar)                          Technology    and Income     Mercury       Olympus       Overseas
(todas las cifras expresadas en miles)                             Fund          Fund         Fund          Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ingreso de Inversiones:
  Intereses                                                   $   39,120     $   31,712    $   38,341     $   35,357     $   23,546
  Dividendos                                                       4,824         13,668        17,734          4,030         18,599
  Impuestos extranjeros retenidos                                   (364)          (248)         (940)          (213)        (1,698)

                                                                  43,580         45,132        55,135         39,174         40,447

Gastos:
  Honorarios de asesoria                                          27,674         25,487        47,548         22,297         30,596
  Honorarios y gastos del agente de transferencias                 8,724          7,774        14,390          7,061          7,894
  Derechos de inscripcion                                          1,874            812         1,818          1,218            755
  Gastos de franqueo y envio por correo                              526            291           661            308            116
  Honorarios del custodio                                            527            290           635            268          2,453
  Gastos de impresion                                                849            552         1,369            627            228
  Honorarios por servicios de auditoria                               18              9             9              8             12
  Honorarios y gastos de los administradores fiduciarios              11             15            30             14             14
  Otros gastos                                                        18             33            32             20             41

Total de Gastos                                                   40,221         35,263        66,492         31,821         42,109

Compensaciones de Gastos y Comisiones                               (617)          (626)         (971)          (645)          (560)

Gastos Netos                                                      39,604         34,637        65,521         31,176         41,549

Ingreso/(Perdida) Neto de Inversion                                3,976         10,495       (10,386)         7,998         (1,102)

Ganancia/(Perdida) Neta Materializada y No Materializada
  de las Inversiones:
  Ganancia/(perdida) neta materializada de las
    transacciones de valores                                     114,068        219,819     2,068,368        249,840        988,949
  Ganancia/(perdida) neta materializada de las
    transacciones en divisas                                       2,008         21,818       112,077         28,532         72,524
  Cambio en la revalorizacion neta no materializada
    o depreciacion de las inversiones y divisas                2,153,400      1,046,573     1,248,310      1,050,335      1,878,174

Ganancia/(Perdida) Neta de las Inversiones                     2,269,476      1,288,210     3,428,755      1,328,707      2,939,647

Aumento/(Disminucion) Neto del Activo Neto Resultante
  de las Operaciones                                          $2,273,452     $1,298,705    $3,418,369     $1,336,705     $2,938,545


ESTADOS DE OPERACIONES

                                                                     Janus        Janus
Para los seis meses o el periodo finalizado                         Special     Strategic     Janus        Janus         Janus
el 30 de abril del 2000, (sin auditar)                            Situations      Value       Twenty      Venture      Worldwide
(todas las cifras expresadas en miles)                               Fund         Fund(1)      Fund         Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ingreso de Inversiones:
  Intereses                                                        $    763    $  4,273   $   98,020     $  5,056     $  108,852
  Dividendos                                                          1,264       1,419       39,419          409         66,246
  Impuestos extranjeros retenidos                                        --          --       (2,325)         (23)        (5,360)

                                                                      2,027       5,692      135,114        5,442        169,738

Gastos:
  Honorarios de asesoria                                              5,052       2,528      113,828        9,079        116,964
  Honorarios y gastos del agente de transferencias                    1,820         903       32,548        2,500         31,772
  Derechos de inscripcion                                               177         730          167          129          2,949
  Gastos de franqueo y envio por correo                                 108         141          852           18            645
  Honorarios del custodio                                                67          42        1,333          102          6,556
  Gastos de impresion                                                   179         163        1,390          292            941
  Honorarios por servicios de auditoria                                   3           4           12           13             15
  Honorarios y gastos de los administradores fiduciarios                  2           2           71            4             53
  Otros gastos                                                           16           2           91           19            106

Total de Gastos                                                       7,424       4,515      150,292       12,156        160,001

Compensaciones de Gastos y Comisiones                                  (110)        (75)      (1,241)         (86)        (2,549)

Gastos Netos                                                          7,314       4,440      149,051       12,070        157,452

Ingreso/(Perdida) Neto de Inversion                                  (5,287)      1,252      (13,937)      (6,628)        12,286

Ganancia/(Perdida) Neta Materializada y No Materializada
  de las Inversiones:
  Ganancia/(perdida) neta materializada de las
    transacciones de valores                                         70,372      12,945    1,096,604      581,790      2,925,866
  Ganancia/(perdida) neta materializada de las
    transacciones en divisas                                           (692)         --            4          (52)       226,323
  Cambio en la revalorizacion neta no materializada
    o depreciacion de las inversiones y divisas                     255,584     223,888    5,021,173     (257,452)     5,926,158

Ganancia/(Perdida) Neta de las Inversiones                          325,264     236,833    6,117,781      324,286      9,078,347

Aumento/(Disminucion) Neto del Activo Neto Resultante
  de las Operaciones                                               $319,977    $238,085   $6,103,844     $317,658     $9,090,633



Janus Equity Funds / 30 de abril del 2000  63

Estados de Activos y Pasivos


                                                                                                         Janus       Janus
Al 30 de abril del 2000, (sin auditar)                                        Janus        Janus         Equity      Global
(todas las cifras expresadas en miles                            Janus       Balanced    Enterprise      Income   Life Sciences
excepto el valor neto patrimonial por accion)                    Fund          Fund         Fund          Fund        Fund
------------------------------------------------------------------------------------------------------------------------------


Activos:
Inversiones al costo                                         $30,439,057    $3,787,548    $6,876,656     $885,778    $3,271,115


Inversiones al valor                                         $47,235,979    $4,174,157    $7,678,468   $1,074,205    $3,178,198
  Efectivo                                                         1,528            --         1,646           --           664
  Cuentas por Cobrar:
    Inversiones vendidas                                         303,178        55,356        54,589       19,268        79,960
    Acciones vendidas del Fondo                                   66,262        16,926        45,068        5,393        12,609
    Dividendos                                                    20,377         1,133           648          527           815
    Intereses                                                      5,448        35,560           810        1,786            --
  Otros activos                                                       88             2             3            1            --
  Contratos de divisas a plazo                                    14,172           641            --          228         1,417

Activo Total                                                  47,647,032     4,283,775     7,781,232    1,101,408     3,273,663

Pasivos:
  Cuentas por Pagar:
    Adeudados al custodio                                             --         1,611            --        5,933            --
    Inversiones compradas                                        612,535        76,064        68,012       11,303           741
    Acciones recompradas del Fondo                                52,888         6,402        14,553          943        10,841
    Honorarios de asesoria                                        24,453         2,199         4,014          563         1,778
    Honorarios y gastos del agente de transferencias               6,415           570           978          191           664
  Gastos acumulados                                                4,003           404         1,690          217         1,189
  Contratos de divisas a plazo                                        --            --            --           --            --

Pasivo Total                                                     700,294        87,250        89,247       19,150        15,213

Activo Neto                                                  $46,946,738    $4,196,525    $7,691,985   $1,082,258    $3,258,450
Acciones en Circulacion, Valor Nominal de $0.01
  (acciones sin limite autorizadas)                            1,018,269       179,540       102,956       42,969       189,357

Valor Neto Patrimonial por Accion                                 $46.10        $23.37        $74.71       $25.19        $17.21


Ver las Notas a los Estados Financieros.

64  Janus Equity Funds / 30 de abril del 2000

Estados de Activos y Pasivos


Al 30 de abril del 2000, (sin auditar)                                Global        Growth       Janus          Janus       Janus
(todas las cifras expresadas en miles                               Technology    and Income    Mercury        Olympus     Overseas
excepto el valor neto patrimonial por accion)                          Fund          Fund         Fund          Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Activos:
Inversiones al costo                                                $6,576,418   $6,223,014   $13,888,789   $6,137,735   $ 6,730,998

Inversiones al valor                                                $9,708,955   $9,051,895   $17,427,018   $8,473,643   $10,435,710
  Efectivo                                                                 685          877         1,012          998            --
  Cuentas por Cobrar:
    Inversiones vendidas                                                51,824       13,753        45,661       59,777       198,603
    Acciones vendidas del Fondo                                         25,044       28,541        66,568       35,558        95,599
    Dividendos                                                           1,757        2,263           746          765        10,664
    Intereses                                                           12,907        7,071           185        4,888           692
  Otros activos                                                              3            8           177          120             5
  Contratos de divisas a plazo                                           6,194       15,664        65,574       19,927        95,118

Activo Total                                                         9,807,369    9,120,072    17,606,941    8,595,676    10,836,391

Pasivos:
  Cuentas por Pagar:
    Adeudados al custodio                                                   --           --           --           --            844
    Inversiones compradas                                                3,130       24,409       56,468       74,700         83,493
    Acciones recompradas del Fondo                                      14,727        5,179       17,029        6,307         42,330
    Honorarios de asesoria                                               5,218        4,722        9,109        4,394          5,725
    Honorarios y gastos del agente de transferencias                     1,659        1,285        2,525        1,279          1,432
  Gastos acumulados                                                      2,346        1,254        3,001        1,494          1,242
  Contratos de divisas a plazo                                              --           --           --           --             --

Pasivo Total                                                            27,080       36,849       88,132       88,174        135,066

Activo Neto                                                         $9,780,289   $9,083,223  $17,518,809   $8,507,502    $10,701,325
Acciones en Circulacion, Valor Nominal de $0.01
  (acciones sin limite autorizadas)                                    302,060      212,212      388,607      157,567        278,842

Valor Neto Patrimonial por Accion                                       $32.38       $42.80       $45.08       $53.99         $38.38


                                                                       Janus        Janus
Al 30 de abril del 2000, (sin auditar)                                Special      Strategic     Janus         Janus        Janus
(todas las cifras expresadas en miles                               Situations      Value        Twenty       Venture      Worldwide
excepto el valor neto patrimonial por accion)                          Fund          Fund         Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

Activos:
Inversiones al costo                                                $1,295,463   $2,708,866   $19,619,893   $1,598,343   $27,971,386

Inversiones al valor                                                $1,833,378   $2,932,754   $35,347,371   $2,186,375   $41,760,966
  Efectivo                                                               2,535          557         2,091        1,604           538
  Cuentas por Cobrar:
    Inversiones vendidas                                                 3,078       13,601        99,286       46,236       325,640
    Acciones vendidas del Fondo                                         11,086       17,253        45,785          906       154,620
    Dividendos                                                             131        1,280         1,584           57        40,909
    Intereses                                                               --           --        11,458          203         2,549
  Otros activos                                                              1           --            60           18            34
  Contratos de divisas a plazo                                              --           --            --          257       289,024

Activo Total                                                         1,850,209    2,965,445    35,507,635    2,235,656    42,574,280

Pasivos:
  Cuentas por Pagar:
    Adeudados al custodio                                                   --           --            --           --            --
    Inversiones compradas                                               12,874       54,009        97,514       22,805       340,560
    Acciones recompradas del Fondo                                       1,431        7,072        18,965          940        46,517
    Honorarios de asesoria                                                 952        1,431        18,806        1,239        22,166
    Honorarios y gastos del agente de transferencias                       321          434         5,283          384         5,972
  Gastos acumulados                                                        296          776         2,094          299         4,407
  Contratos de divisas a plazo                                             589           --            --           --            --

Pasivo Total                                                            16,463       63,722       142,662       25,667       419,622

Activo Neto                                                         $1,833,746   $2,901,723   $35,364,973   $2,209,989   $42,154,658
Acciones en Circulacion, Valor Nominal de $0.01
  (acciones sin limite autorizadas)                                     73,508      260,996       441,577       23,721       532,057

Valor Neto Patrimonial por Accion                                       $24.95       $11.12        $80.09       $93.17        $79.23



                                   Janus Equity Funds / 30 de abril del 2000  65

ESTADOS DE  CAMBIOS EN EL ACTIVO NETO

                                                                                                Janus                   Janus
Para el semestre finalizado el 30 de abril del 2000,                  Janus                    Balanced               Enterprise
(sin auditar) y para el ejercicio fiscal finalizado                    Fund                      Fund                    Fund
el 31 de octubre (todas las cifras expresadas en miles)         2000          1999         2000        1999        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                    $   (53,283)  $   (41,428)  $   51,311  $   46,354  $  (15,679) $   (7,574)
  Ganancia/(perdida) neta materializada de las
    transacciones de inversion                             4,184,633     4,515,566      226,475      44,197     291,789     164,387
  Cambio en la revalorizacion/(depreciacion) neta
    no materializada de las inversiones y divisas          3,612,863     7,602,574       22,679     282,705      35,066     645,267
Aumento Neto en el Activo Neto Resultante de
  las Operaciones                                          7,744,213    12,076,712      300,465     373,256     311,176     802,080
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                       --            --      (42,474)    (40,851)         --          --
  Dividendos (excedente de ingreso neto de inversion)             --            --           --          --          --          --
  Ganancia neta materializada de las transacciones
    de inversion                                          (4,451,206)     (609,005)     (44,727)     (6,137)   (167,625)    (76,954)
Disminucion Neta de Dividendos y Distribuciones           (4,451,206)     (609,005)     (87,201)    (46,988)   (167,625)    (76,954)
Transacciones de Capital Social:
  Acciones vendidas                                        7,493,296     7,220,120    1,770,998   2,469,162   7,852,831   2,596,427
  Dividendos y distribuciones reinvertidos                 4,328,707       593,074       84,907      45,775     163,404      75,297
  Acciones recompradas                                    (4,003,002)   (4,167,433)    (802,413)   (741,485) (2,797,499) (1,626,151)
Aumento/(Disminucion) Neto de las Transacciones
  de Capital Social                                        7,819,001     3,645,761    1,053,492   1,773,452   5,218,736   1,045,573
Aumento/(Disminucion) Neto en el Activo Neto              11,112,008    15,113,468    1,266,756   2,099,720   5,362,287   1,770,699
Activo Neto:
  Al principio del periodo                                35,834,730    20,721,262    2,929,769     830,049   2,329,698     558,999
  Al final del periodo                                   $46,946,738   $35,834,730   $4,196,525  $2,929,769  $7,691,985  $2,329,698

El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)        $26,011,468   $18,192,467   $3,564,877  $2,511,385  $6,625,605  $1,406,869
  Ingreso/(perdida) neto de inversion no distribuido         (53,283)           --       18,565       9,728     (15,679)         --
  Ganancia/(perdida) neta materializada de inversion
     no distribuida                                        4,177,847     4,444,420      225,883      44,135     280,247     156,083
  Revalorizacion/(depreciacion) no materializada
    de las inversiones y divisas                          16,810,706    13,197,843      387,200     364,521     801,812     766,746

                                                         $46,946,738   $35,834,730   $4,196,525  $2,929,769  $7,691,985  $2,329,698

Transacciones en Acciones del Fondo:
  Acciones vendidas                                          166,215       193,574       75,750     119,933      96,453      57,208
  Distribuciones reinvertidas                                102,771        17,907        3,663       2,232       2,372       2,196
Total                                                        268,986       211,481       79,413     122,165      98,825      59,404
  Acciones recompradas                                       (88,420)     (114,553)     (34,351)    (35,896)    (35,597)    (36,967)
Aumento/(Disminucion) Neto en Acciones del Fondo             180,566        96,928       45,062      86,269      63,228      22,437
Acciones en Circulacion, al Principio del Periodo            837,703       740,775      134,478      48,209      39,728      17,291
Acciones en Circulacion, al Final del Periodo              1,018,269       837,703      179,540     134,478     102,956      39,728

Compras y Ventas de Valores de Inversion:
  (excluidos los valores a corto plazo)
  Compras de valores                                     $18,807,714   $19,647,972   $1,839,360  $2,551,827  $7,634,137  $1,962,882
  Producto de las ventas de valores                       15,225,526    16,875,185    1,535,548     981,564   2,605,814   1,098,630
  Compras de obligaciones del gobierno
    de los EE.UU. a largo plazo                                   --            --      475,609     417,749          --          --
  Producto de las ventas de obligaciones del gobierno
    de los EE.UU. a largo plazo                                   --            --      142,439     204,699          --          --

Ver las Notas a los Estados Financieros.

66  Janus Equity Funds / 30 de abril del 2000

                                                                    Janus                 Janus Global           Janus Global
Para el semestre finalizado el 30 de abril del 2000,            Equity Income            Life Sciences            Technology
(sin auditar) y para el ejercicio fiscal finalizado                  Fund                    Fund                    Fund
el 31 de octubre (todas las cifras expresadas en miles)           2000       1999         2000       1999         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                        $   2,874   $  4,612   $    2,929   $   (775) $     3,976   $   (1,201)
  Ganancia/(perdida) neta materializada de las
    transacciones de inversion                                  80,917     19,925     (552,772)    (7,908)     116,076       32,101
  Cambio en la revalorizacion/(depreciacion) neta
    no materializada de las inversiones y divisas               33,729    133,653     (134,031)    42,529    2,153,400      985,283
Aumento Neto en el Activo Neto Resultante de
  las Operaciones                                              117,520    158,190     (683,874)    33,846    2,273,452    1,016,183
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                     (3,084)    (4,016)          --         --       (4,200)          --
  Dividendos (excedente de ingreso neto de inversion)               --         --           --         --           --           --
  Ganancia neta materializada de las transacciones
    de inversion                                               (20,913)    (3,238)          --         --      (37,536)          --
Disminucion Neta de Dividendos y Distribuciones                (23,997)    (7,254)          --         --      (41,736)          --
Transacciones de Capital Social:
  Acciones vendidas                                            604,987    843,424    5,736,840    453,475    7,603,364    3,012,815
  Dividendos y distribuciones reinvertidos                      23,104      7,039           --         --       40,471           --
  Acciones recompradas                                        (420,675)  (420,862)  (2,138,952)  (142,885)  (3,429,776)    (694,484)
Aumento/(Disminucion) Neto de las Transacciones
  de Capital Social                                            207,416    429,601    3,597,888    310,590    4,214,059    2,318,331
Aumento/(Disminucion) Neto en el Activo Neto                   300,939    580,537    2,914,014    344,436    6,445,775    3,334,514
Activo Neto:
  Al principio del periodo                                     781,319    200,782      344,436         --    3,334,514           --
  Al final del periodo                                      $1,082,258   $781,319   $3,258,450   $344,436  $ 9,780,289   $3,334,514

El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)           $  812,825   $605,409   $3,907,703   $309,815  $ 6,532,390   $2,318,332
  Ingreso/(perdida) neto de inversion no distribuido               704        916        2,929         --         (225)          --
  Ganancia/(perdida) neta materializada de inversion
     no distribuida                                             80,081     20,076     (560,680)    (7,908)     109,440       30,899
   Revalorizacion/(depreciacion) no materializada
    de las inversiones y divisas                               188,648    154,918      (91,502)    42,529    3,138,684      985,283

                                                            $1,082,258   $781,319   $3,258,450   $344,436  $ 9,780,289   $3,334,514

Transacciones en Acciones del Fondo:
  Acciones vendidas                                             24,268     41,541      262,212     41,355      248,034      204,154
  Distribuciones reinvertidas                                      958        358           --         --        1,468           --
Total                                                           25,226     41,899      262,212     41,355      249,502      204,154
  Acciones recompradas                                         (16,869)   (20,162)    (101,636)   (12,574)    (106,576)     (45,020)
Aumento/(Disminucion) Neto en Acciones del Fondo                 8,357     21,737      160,576     28,781      142,926      159,134
Acciones en Circulacion, al Principio del Periodo               34,612     12,875       28,781         --      159,134           --
Acciones en Circulacion, al Final del Periodo                   42,969     34,612      189,357     28,781      302,060      159,134

Compras y Ventas de Valores de Inversion:
  (excluidos los valores a corto plazo)
  Compras de valores                                        $  613,671   $830,115   $4,580,700   $675,905   $5,540,967   $2,115,807
  Producto de las ventas de valores                            541,245    428,601    1,869,748    426,077    1,403,528      320,204
  Compras de obligaciones del gobierno
    de los EE.UU. a largo plazo                                     --         --           --         --           --           --
  Producto de las ventas de obligaciones del gobierno
   de los EE.UU. a largo plazo                                      --         --           --         --           --           --


                                                                   Janus                       Janus
Para el semestre finalizado el 30 de abril del 2000,         Growth and Income                Mercury
(sin auditar) y para el ejercicio fiscal finalizado                Fund                        Fund
el 31 de octubre (todas las cifras expresadas en miles)          2000         1999          2000         1999
 -------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                     $    10,495  $    15,978   $   (10,386)  $  (20,626)
  Ganancia/(perdida) neta materializada de las
    transacciones de inversion                                241,637      302,237     2,180,445      884,290
  Cambio en la revalorizacion/(depreciacion) neta
    no materializada de las inversiones y divisas           1,046,573    1,306,446     1,248,310    1,866,065
Aumento Neto en el Activo Neto Resultante de
  las Operaciones                                           1,298,705    1,624,661     3,418,369    2,729,729
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                   (10,325)     (15,193)           --           --
  Dividendos (excedente de ingreso neto de inversion)              --           --            --           --
  Ganancia neta materializada de las transacciones
    de inversion                                             (305,969)    (226,033)     (897,043)    (238,426)
Disminucion Neta de Dividendos y Distribuciones              (316,294)    (241,226)     (897,043)    (238,426)
Transacciones de Capital Social:
  Acciones vendidas                                         3,183,912    2,509,768     8,325,922    6,569,208
  Dividendos y distribuciones reinvertidos                    307,339      235,700       874,956      233,638
  Acciones recompradas                                     (1,227,324)  (1,111,097)   (3,263,278)  (2,602,343)
Aumento/(Disminucion) Neto de las Transacciones
  de Capital Social                                         2,263,927    1,634,371     5,937,600    4,200,503
Aumento/(Disminucion) Neto en el Activo Neto                3,246,338    3,017,806     8,458,926    6,691,806
Activo Neto:
  Al principio del periodo                                  5,836,885    2,819,079     9,059,883    2,368,077
  Al final del periodo                                    $ 9,083,223  $ 5,836,885   $17,518,809   $9,059,883

El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)         $ 6,001,035  $ 3,737,108   $11,782,358   $5,844,758
  Ingreso/(perdida) neto de inversion no distribuido            6,389        6,219       (10,386)          --
  Ganancia/(perdida) neta materializada de inversion
     no distribuida                                           231,260      295,592     2,143,045      859,643
  Revalorizacion/(depreciacion) no materializada
    de las inversiones y divisas                            2,844,539    1,797,966     3,603,792    2,355,482

                                                          $ 9,083,223  $ 5,836,885   $17,518,809   $9,059,883

Transacciones en Acciones del Fondo:
  Acciones vendidas                                            75,133       78,387       186,018      218,371
  Distribuciones reinvertidas                                   7,704        8,139        21,408        9,763
Total                                                          82,837       86,526       207,426      228,134
  Acciones recompradas                                        (29,052)     (34,683)      (72,987)     (87,968)
Aumento/(Disminucion) Neto en Acciones del Fondo               53,785       51,843       134,439      140,166
Acciones en Circulacion, al Principio del Periodo             158,427      106,584       254,168      114,002
Acciones en Circulacion, al Final del Periodo                 212,212      158,427       388,607      254,168

Compras y Ventas de Valores de Inversion:
  (excluidos los valores a corto plazo)
  Compras de valores                                      $ 2,577,504  $ 3,132,952   $ 8,541,346   $8,242,717
  Producto de las ventas de valores                         1,377,654    1,708,174     5,035,491    4,442,546
  Compras de obligaciones del gobierno
    de los EE.UU. a largo plazo                                    --           --            --           --
  Producto de las ventas de obligaciones del gobierno
    de los EE.UU. a largo plazo                                    --           --            --           --


                                   Janus Equity Funds / 30 de abril del 2000  67

ESTADOS DE CAMBIOS EN EL ACTIVO NETO (continuacion)

                                                                                           Janus                    Janus
Para los seis meses o el periodo finalizado el 30 de abril del 2000, (sin auditar)        Olympus                  Overseas
y para el ejercicio fiscal finalizado el 31 de octubre                                      Fund                     Fund
(todas las cifras expresadas en miles)                                                  2000         1999         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                                             $    7,998   $    1,437   $   (1,102)  $   (1,427)
    Ganancia/(perdida) neta materializada de las transacciones de inversion          278,372      188,366    1,061,473      204,238
    Cambio en revalorizacion o depreciacion neta no materializada
      de las inversiones y divisas                                                 1,050,335    1,038,175    1,878,174    1,425,059
Aumento Neto en el Activo Neto Resultante de las Operaciones                       1,336,705    1,227,978    2,938,545    1,627,870
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                                           (1,436)          --           --      (18,532)
  Dividendos (excedente de ingreso neto de inversion)                                     --           --           --       (1,446)
  Ganancia neta materializada de las transacciones de inversion                     (186,983)          --      (33,412)          --
Disminucion Neta de Dividendos y Distribuciones                                     (188,419)          --      (33,412)     (19,978)
Transacciones de Capital Social:
  Acciones vendidas                                                                5,395,526    2,851,976    4,909,765    3,443,778
  Dividendos y distribuciones reinvertidos                                           184,388           --       32,132       19,035
  Acciones recompradas                                                            (2,108,146)  (1,140,000)  (2,785,685)  (3,319,823)
Aumento/(Disminucion) Neto de las Transacciones de Capital Social                  3,471,768    1,711,976    2,156,212      142,990
Aumento/(Disminucion) Neto en el Activo Neto                                       4,620,054    2,939,954    5,061,345    1,750,882
Activo Neto:
  Al principio del periodo                                                         3,887,448      947,494    5,639,980    3,889,098
  Al final del periodo                                                            $8,507,502   $3,887,448  $10,701,325   $5,639,980


El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)                                 $5,869,177   $2,397,409 $  5,846,110   $3,689,899
  Ingreso/(perdida) neto de inversion no distribuido                                   7,998        1,437       (1,102)          --
  Ganancia/(perdida) neta materializada de inversion no distribuida                  274,495      183,105    1,057,136       29,073
  Revalorizacion no materializada de las inversiones y divisas                     2,355,832    1,305,497    3,799,181    1,921,008
                                                                                  $8,507,502   $3,887,448  $10,701,325   $5,639,980


Transacciones en Acciones del Fondo:
  Acciones vendidas                                                                   97,773       86,347      128,153      160,426
  Distribuciones reinvertidas                                                          3,738           --          972          954
Total                                                                                101,511       86,347      129,125      161,380
  Acciones Recompradas                                                               (39,073)     (34,884)     (72,800)    (155,478)
Aumento/(Disminucion) Neto en Acciones del Fondo                                      62,438       51,463       56,325        5,902
  Acciones en Circulacion, al Principio del Periodo                                   95,129       43,666      222,517      216,615
Acciones en Circulacion, al Final del Periodo                                        157,567       95,129      278,842      222,517


Compras y Ventas de Valores de Inversion (excluidos los valores a corto plazo):
  Compras de valores                                                              $4,666,748   $3,323,040 $  4,000,379   $4,367,373
  Producto de las ventas de valores                                                2,850,104    1,821,501    2,855,272    4,003,772
  Compras de obligaciones del gobierno de los EE.UU. a largo plazo                        --       47,700           --           --
  Producto de las ventas de obligaciones del gobierno de los EE.UU. a largo plazo         --       49,518           --           --



(1) Periodo desde el 29 de febrero del 2000 (inicio) hasta el 30 de abril del 2000.

Ver las Notas a los Estados Financieros.



68  Janus Equity Funds / 30 de abril del 2000

Para los seis meses o el periodo finalizado el                                    Janus             Janus            Janus
30 de abril del 2000, (sin auditar)                                        Special Situations  Strategic Value       Twenty
y para el ejercicio fiscal finalizado el 31 de octubre                            Fund              Fund              Fund
(todas las cifras expresadas en miles)                                     2000        1999         2000(1)       2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                                $   (5,287)  $  (7,614)     $ 1,252     $ (13,937)  $   88,126
    Ganancia/(perdida) neta materializada de las transacciones
      de inversion                                                       69,680     180,631       12,945     1,096,608    1,702,065
    Cambio en revalorizacion o depreciacion neta no materializada
      de las inversiones y divisas                                      255,584     239,367      223,888     5,021,173    7,129,143
Aumento Neto en el Activo Neto Resultante de las Operaciones            319,977     412,384      238,085     6,103,844    8,919,334
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                                 --           --           --       (79,074)     (40,224)
  Dividendos (excedente de ingreso neto de inversion)                       --           --           --            --           --
  Ganancia neta materializada de las transacciones de inversion       (175,615)      (2,186)          --    (1,708,104)     (86,763)
Disminucion Neta de Dividendos y Distribuciones                       (175,615)      (2,186)          --    (1,787,178)    (126,987)
Transacciones de Capital Social:
  Acciones vendidas                                                    773,292      632,584    3,048,487     5,124,058   14,534,172
  Dividendos y distribuciones reinvertidos                             171,270        2,143           --     1,745,294      124,417
  Acciones recompradas                                                (452,156)    (634,264)    (384,849)   (4,614,157)  (5,912,694)
Aumento/(Disminucion) Neto de las Transacciones de Capital Social      492,406          463    2,663,638     2,255,195    8,745,895
Aumento/(Disminucion) Neto en el Activo Neto                           636,768      410,661    2,901,723     6,571,861   17,538,242
Activo Neto:
  Al principio del periodo                                           1,196,978      786,317           --    28,793,112   11,254,870
  Al final del periodo                                              $1,833,746   $1,196,978   $2,901,723   $35,364,973  $28,793,112


El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)                   $1,237,914   $  745,509   $2,663,638   $18,561,236  $16,306,041
  Ingreso/(perdida) neto de inversion no distribuido                    (5,287)          --        1,252       (13,937)      79,074
  Ganancia/(perdida) neta materializada de inversion no distribuida     63,793      169,728       12,945     1,090,206    1,701,702
  Revalorizacion no materializada de las inversiones y divisas         537,326      281,741      223,888    15,727,468   10,706,295
                                                                    $1,833,746   $1,196,978   $2,901,723   $35,364,973  $28,793,112


Transacciones en Acciones del Fondo:
  Acciones vendidas                                                     31,853        31,126     297,572        63,354      248,644
  Distribuciones reinvertidas                                            7,853           128          --        21,871        2,310
Total                                                                   39,706        31,254     297,572        85,225      250,954
  Acciones Recompradas                                                 (18,821)      (32,603)    (36,576)      (56,638)     (99,838)
Aumento/(Disminucion) Neto en Acciones del Fondo                        20,885        (1,349)    260,996        28,587      151,116
  Acciones en Circulacion, al Principio del Periodo                     52,623        53,972          --       412,990      261,874
Acciones en Circulacion, al Final del Periodo                           73,508        52,623     260,996       441,577      412,990


Compras y Ventas de Valores de Inversion
    (excluidos los valores a corto plazo):
  Compras de valores                                                $  562,368    $1,036,996  $2,684,012    $7,061,741  $13,075,264
  Producto de las ventas de valores                                    292,970     1,035,768     103,132     3,955,374    6,885,818
  Compras de obligaciones del gobierno de los EE.UU. a largo plazo          --            --          --            --      337,784
  Producto de las ventas de obligaciones del gobierno
    de los EE.UU. a largo plazo                                             --            --          --            --      504,968


Para los seis meses o el periodo finalizado el                                             Janus                     Janus
30 de abril del 2000, (sin auditar)                                                       Venture                  Worldwide
y para el ejercicio fiscal finalizado el 31 de octubre                                     Fund                      Fund
(todas las cifras expresadas en miles)                                                 2000         1999         2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Operaciones:
  Ingreso/(perdida) neto de inversion                                             $  (6,628)   $  (7,414)  $   12,286     $  13,351
    Ganancia/(perdida) neta materializada de las transacciones de inversion         581,738      305,718    3,152,189       842,489
    Cambio en revalorizacion o depreciacion neta no materializada
      de las inversiones y divisas                                                 (257,452)     619,845    5,926,158     5,623,223
Aumento Neto en el Activo Neto Resultante de las Operaciones                        317,658      918,149    9,090,633     6,479,063
Dividendos y Distribuciones a los Accionistas:
  Ingreso neto de inversion                                                              --           --      (11,268)      (61,988)
  Dividendos (excedente de ingreso neto de inversion)                                    --           --           --            --
  Ganancia neta materializada de las transacciones de inversion                    (298,953)     (89,623)    (546,250)           --
Disminucion Neta de Dividendos y Distribuciones                                    (298,953)     (89,623)    (557,518)      (61,988)
Transacciones de Capital Social:
  Acciones vendidas                                                                 271,357      166,902   15,032,118    11,534,834
  Dividendos y distribuciones reinvertidos                                          284,956       86,300      542,885        60,059
  Acciones recompradas                                                             (225,384)    (257,241)  (6,044,781)   (7,852,637)
Aumento/(Disminucion) Neto de las Transacciones de Capital Social                   330,929       (4,039)   9,530,222     3,742,256
Aumento/(Disminucion) Neto en el Activo Neto                                        349,634      824,487   18,063,337    10,159,331
Activo Neto:
  Al principio del periodo                                                        1,860,355    1,035,868   24,091,321    13,931,990
  Al final del periodo                                                           $2,209,989   $1,860,355  $42,154,658   $24,091,321


El Activo Neto Consta de:
  Capital (excedente de valor nominal y cubierto)                                $1,047,574   $  716,645  $24,974,960   $15,444,738
  Ingreso/(perdida) neto de inversion no distribuido                                 (6,628)          --       12,286        11,268
  Ganancia/(perdida) neta materializada de inversion no distribuida                 580,755      297,970    3,090,792       484,853
  Revalorizacion no materializada de las inversiones y divisas                      588,288      845,740   14,076,620     8,150,462
                                                                                 $2,209,989   $1,860,355  $42,154,658   $24,091,321


Transacciones en Acciones del Fondo:
  Acciones vendidas                                                                   2,227        2,581     193,281        226,979
  Distribuciones reinvertidas                                                         2,607        1,550       7,675          1,277
Total                                                                                 4,834        4,131     200,956        228,256
  Acciones Recompradas                                                               (1,849)      (4,192)    (78,141)      (154,582)
Aumento/(Disminucion) Neto en Acciones del Fondo                                      2,985          (61)    122,815         73,674
  Acciones en Circulacion, al Principio del Periodo                                  20,736       20,797     409,242        335,568
Acciones en Circulacion, al Final del Periodo                                        23,721       20,736     532,057        409,242


Compras y Ventas de Valores de Inversion (excluidos los valores a corto plazo):
  Compras de valores                                                             $1,196,613   $1,329,844  $14,480,717   $15,664,200
  Producto de las ventas de valores                                               1,454,017    1,332,811    9,818,773    11,860,384
  Compras de obligaciones del gobierno de los EE.UU. a largo plazo                       --           --           --            --
  Producto de las ventas de obligaciones del gobierno de los EE.UU.
    a largo plazo                                                                        --           --           --            --



                                   Janus Equity Funds / 30 de abril del 2000  69

DATOS FINANCIEROS MAS IMPORTANTES

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre
                                                                                        Janus Fund
                                                         2000          1999          1998          1997          1996          1995

Valor Neto Patrimonial, al Principio del Periodo  $     42.78   $     27.97   $     29.36   $     26.65   $     23.37   $     19.62

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                    (.05)           --          (.02)          .15           .31           .16
  Ganancias netas sobre valores
   (tanto materializadas como no materializadas)         8.59         15.63          3.70          5.69          4.23          3.99

Total de Operaciones de Inversion                        8.54         15.63          3.68          5.84          4.54          4.15

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                --            --          (.23)         (.21)         (.13)         (.01)
  Distribuciones (de las ganancias de capital)          (5.22)         (.82)        (4.84)        (2.92)        (1.13)         (.39)

Distribuciones Totales                                  (5.22)         (.82)        (5.07)        (3.13)        (1.26)         (.40)

Valor Neto Patrimonial, al Final del Periodo      $     46.10   $     42.78   $     27.97   $     29.36   $     26.65   $     23.37

Rendimiento Total*                                      21.12%        56.75%        15.12%        24.18%        20.31%        21.62%

Activo Neto, al Final del Periodo (en miles)      $46,946,738   $35,834,730   $20,721,262   $19,029,334   $15,313,180   $11,962,970
Activo Neto Promedio para el Periodo (en miles)   $43,161,953   $28,993,305   $20,777,322   $17,515,216   $13,753,157   $10,559,806
Relacion de Gastos Brutos
  a Activo Neto Promedio**(1)                            0.86%         0.85%         0.87%         0.87%         0.86%         0.87%
Relacion de Gastos Netos
  a Activo Neto Promedio**(1)                            0.85%         0.84%         0.86%         0.86%         0.85%         0.86%
Relacion de Ingreso/(Perdida)
  Neto de Inversion
  a Activo Neto Promedio**                              (0.25%)       (0.14%)          --          0.85%         0.91%         1.25%
Tasa de Administracion de Cartera**                        74%           63%           70%          132%          104%          118%


Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre
                                                                                   Janus Balanced Fund
                                                         2000          1999          1998          1997          1996          1995

Valor Neto Patrimonial, al Principio del Periodo   $    21.79    $    17.22      $  16.73      $  15.20      $  13.72      $  12.17

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                               .31           .42           .33           .36           .33           .61
  Ganancias netas sobre valores
  (tanto materializadas como no materializadas)          1.87          4.69          2.00          2.88          2.22          1.52

Total de Operaciones de Inversion                        2.18          5.11          2.33          3.24          2.55          2.13

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)              (.28)         (.43)         (.35)         (.36)         (.26)         (.58)
  Distribuciones (de las ganancias de capital)           (.32)         (.11)        (1.49)        (1.35)         (.81)           --

Distribuciones Totales                                   (.60)         (.54)        (1.84)        (1.71)        (1.07)         (.58)

Valor Neto Patrimonial, al Final del Periodo       $    23.37    $    21.79      $  17.22      $  16.73      $  15.20      $  13.72

Rendimiento Total*                                      10.08%        29.89%        15.48%        23.38%        19.39%        18.26%

Activo Neto, al Final del Periodo (en miles)       $4,196,525    $2,929,769      $830,049      $360,159      $207,044      $124,545
Activo Neto Promedio para el Periodo (en miles)    $3,622,051    $1,953,809      $536,524      $283,220      $158,607      $107,259
Relacion de Gastos Brutos
  a Activo Neto Promedio**(1)                            0.88%         0.92%         1.03%         1.12%         1.23%         1.35%
Relacion de Gastos Netos
  a Activo Neto Promedio**(1)                            0.86%         0.91%         1.01%         1.10%         1.21%         1.32%
Relacion de Ingreso/(Perdida)
  Neto de Inversion
  a Activo Neto Promedio**                               2.85%         2.37%         2.34%         2.63%         2.35%         2.52%
Tasa de Administracion de Cartera**                       101%           64%           73%          139%          151%          185%


(1) Ver "Explicaciones de Diagramas y Tablas".

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

70 Janus Equity Funds / 30 de abril del 2000

Para una accion en circulacion durante el periodo
de seis meses finalizado el 30 de abril del 2000
(sin auditar) y hasta el final de cada ejercicio                                      Janus Enterprise Fund
fiscal finalizado el 31 de octubre                               2000         1999       1998       1997       1996       1995


Valor Neto Patrimonial, al Principio del Periodo           $    58.64   $    32.33   $  30.86   $  31.19   $  27.14   $  24.43

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                            (.15)          --         --         --         --        .52
  Ganancias netas sobre valores (tanto materializadas
    como no materializadas)                                     19.55        30.61       3.43        .95       5.85       3.09

Total de Operaciones de Inversion                               19.40        30.61       3.43        .95       5.85       3.61

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                        --           --         --         --         --       (.52)
  Distribuciones (de las ganancias de capital)                  (3.33)       (4.30)     (1.96)     (1.28)     (1.80)      (.38)

Distribuciones Totales                                          (3.33)       (4.30)     (1.96)     (1.28)     (1.80)      (.90)

Valor Neto Patrimonial, al Final del Periodo               $    74.71   $    58.64   $  32.33   $  30.86   $  31.19   $  27.14

Rendimiento Total*                                              33.56%      104.09%     11.79%      3.31%     22.43%     15.46%

Activo Neto, al Final del Periodo (en miles)               $7,691,985   $2,329,698   $558,999   $551,828   $732,003   $459,370
Activo Neto Promedio para el Periodo (en miles)            $5,893,219   $1,126,839   $551,467   $613,784   $596,313   $407,791
Relacion de Gastos Brutos a Activo Neto Promedio**(1)            0.92%        0.98%      1.08%      1.07%      1.14%      1.26%
Relacion de Gastos Netos a Activo Neto Promedio**(1)             0.90%        0.95%      1.06%      1.04%      1.12%      1.23%
Relacion de Ingreso/(Perdida) Neto de Inversion
  a Activo Neto Promedio**                                      (0.54%)      (0.67%)    (0.67%)    (0.61%)    (0.78%)     0.02%
Tasa de Administracion de Cartera**                                94%          98%       134%       111%        93%       194%


Para una accion en circulacion durante el periodo
de seis meses finalizado el 30 de abril del 2000
(sin auditar) y hasta el final de cada ejercicio                                          Janus Equity Income Fund
fiscal finalizado el 31 de octubre                                            2000       1999       1998       1997       1996(2)


Valor Neto Patrimonial, al Principio del Periodo                        $    22.57   $  15.59   $  13.98    $ 11.29    $ 10.00

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                                                    .07        .14        .05        .09        .07
  Ganancias netas sobre valores (tanto materializadas
    como no materializadas)                                                   3.21       7.17       2.47       3.11       1.25

Total de Operaciones de Inversion                                             3.28       7.31       2.52       3.20       1.32

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                   (.08)      (.15)      (.03)      (.12)      (.03)
  Distribuciones (de las ganancias de capital)                                (.58)      (.18)      (.88)      (.39)        --

Distribuciones Totales                                                        (.66)      (.33)      (.91)      (.51)      (.03)

Valor Neto Patrimonial, al Final del Periodo                            $    25.19   $  22.57   $  15.59    $ 13.98    $ 11.29

Rendimiento Total*                                                           14.66%     47.22%     19.21%     29.46%     13.20%

Activo Neto, al Final del Periodo (en miles)                            $1,082,258   $781,319   $200,782    $74,325    $30,429
Activo Neto Promedio para el Periodo (en miles)                         $  974,516   $571,009   $133,613    $46,054    $21,424
Relacion de Gastos Brutos a Activo Neto Promedio**(1)                         0.98%      1.02%      1.21%      1.48%      1.79%
Relacion de Gastos Netos a Activo Neto Promedio**(1)                          0.96%      1.01%      1.18%      1.45%      1.71%
Relacion de Ingreso/(Perdida) Neto de Inversion
  a Activo Neto Promedio**                                                    0.59%      0.81%      0.41%      0.62%      3.09%
Tasa de Administracion de Cartera**                                            125%        81%       101%       180%       325%



(1) Ver "Explicaciones de Diagramas y Tablas".

(2) Periodo fiscal desde el 29 de junio de 1996 (inicio) hasta el 31 de octubre de 1996.

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.


                                   Janus Equity Funds / 30 de abril del 2000  71

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y                             Janus Global Life Sciences Fund
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre                          2000             1999(2)

Valor Neto Patrimonial, al Principio del Periodo                                       $    11.97         $  10.00

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                                                                   .02               --
  Ganancias netas sobre valores (tanto materializadas como no materializadas)                5.22             1.97

Total de Operaciones de Inversion                                                            5.24             1.97

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                                    --               --
  Distribuciones (de las ganancias de capital)                                                 --               --

Distribuciones Totales                                                                         --               --

Valor Neto Patrimonial, al Final del Periodo                                           $    17.21         $  11.97

Rendimiento Total*                                                                          43.86%           19.70%

Activo Neto, al Final del Periodo (en miles)                                           $3,258,450         $344,436
Activo Neto Promedio para el Periodo (en miles)                                        $2,139,849         $227,552
Relacion de Gastos Brutos a Activo Neto Promedio**(1)                                        1.05%            1.21%
Relacion de Gastos Netos a Activo Neto Promedio**(1)                                         1.01%            1.19%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo Neto Promedio**                     0.28%           (0.41%)
Tasa de Administracion de Cartera**                                                           219%             235%

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y                                Janus Global Technology Fund
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre                          2000             1999(2)


Valor Neto Patrimonial, al Principio del Periodo                                       $    20.95       $    10.00

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                                                                   .02               --
  Ganancias netas sobre valores (tanto materializadas como no materializadas)               11.61            10.95

Total de Operaciones de Inversion                                                           11.63            10.95

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                                    --               --
  Dividendos (excedente de ingreso neto de inversion)                                        (.02)              --
  Distribuciones (de las ganancias de capital)                                               (.18)              --

Distribuciones Totales                                                                       (.20)              --

Valor Neto Patrimonial, al Final del Periodo                                           $    32.38       $    20.95

Rendimiento Total*                                                                          55.76%          109.40%

Activo Neto, al Final del Periodo (en miles)                                           $9,780,289       $3,334,514
Activo Neto Promedio para el Periodo (en miles)                                        $8,531,238       $1,265,552
Relacion de Gastos Brutos a Activo Neto Promedio**(1)                                        0.95%            1.04%
Relacion de Gastos Netos a Activo Neto Promedio**(1)                                         0.93%            1.02%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo Neto Promedio**                     0.09%           (0.11%)
Tasa de Administracion de Cartera**                                                            38%              31%



(1) Ver "Explicaciones de Diagramas y Tablas".

(2) Periodo fiscal desde el 31 de diciembre de 1998 (inicio) hasta el 31 de octubre de 1999.

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.


72  Janus Equity Funds / 30 de abril del 2000

Para una accion en circulacion durante el
periodo de seis meses finalizado
el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal                                        Janus Growth and Income Fund
finalizado el 31 de octubre                             2000          1999           1998          1997          1996          1995

Valor Neto Patrimonial, al Principio del Periodo  $    36.84    $    26.45     $    25.07    $    20.05    $    18.13      $  14.69

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                              .05           .26            .08           .01           .16           .11
  Ganancias netas sobre valores
    (tanto materializadas como no materializadas)       7.81         12.27           3.72          6.98          4.01          3.43

Total de Operaciones de Inversion                       7.86         12.53           3.80          6.99          4.17          3.54

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)             (.06)         (.27)          (.04)         (.11)         (.08)         (.10)
  Distribuciones (de las ganancias de capital)         (1.84)        (1.87)         (2.38)        (1.86)        (2.17)           --

Distribuciones Totales                                 (1.90)        (2.14)         (2.42)        (1.97)        (2.25)         (.10)

Valor Neto Patrimonial, al Final del Periodo      $    42.80    $    36.84     $    26.45    $    25.07    $    20.05      $  18.13

Rendimiento Total*                                     21.71%        49.59%         16.73%        37.78%        25.56%        24.20%

Activo Neto, al Final del Periodo (en miles)      $9,083,223    $5,836,885     $2,819,079    $1,888,999    $1,033,183      $582,963
Activo Neto Promedio para el Periodo (en miles)   $7,854,506    $4,375,277     $2,478,899    $1,415,563    $  773,343      $498,442
Relacion de Gastos Brutos a Activo
  Neto Promedio**(1)                                    0.90%         0.92%          0.96%         0.98%         1.05%         1.19%
Relacion de Gastos Netos a Activo
  Neto Promedio**(1)                                    0.89%         0.90%          0.94%         0.96%         1.03%         1.17%
Relacion de Ingreso/(Perdida) Neto de
  Inversion a Activo Neto Promedio**                    0.27%         0.37%          0.33%         0.30%         0.70%         1.11%
Tasa de Administracion de Cartera**                       40%           43%            95%          127%          153%          195%

Para una accion en circulacion durante el
periodo de seis meses finalizado
el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal                                           Janus Mercury Fund
finalizado el 31 de octubre                              2000          1999           1998          1997          1996         1995

Valor Neto Patrimonial, al Principio del Periodo  $     35.65    $    20.77     $    18.65    $    18.20    $    17.38   $    14.12

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                    (.03)           --           (.01)         (.01)          .14          .16
    Ganancias netas sobre valores
      (tanto materializadas como no materializadas)     12.73         16.89           4.07          2.82          2.74         3.37


Total de Operaciones de Inversion                       12.70         16.89           4.06          2.81          2.88         3.53

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                --            --             --          (.08)           --         (.16)
  Dividendos (excedente de ingreso
    neto de inversion)                                     --            --           (.04)           --            --           --
  Distribuciones (de las ganancias de capital)          (3.27)        (2.01)         (1.90)        (2.28)        (2.06)        (.11)

Distribuciones Totales                                  (3.27)        (2.01)         (1.94)        (2.36)        (2.06)        (.27)

Valor Neto Patrimonial, al Final del Periodo      $     45.08    $    35.65     $    20.77    $    18.65     $   18.20   $    17.38

Rendimiento Total*                                      36.59%        86.02%         24.75%        17.07%        18.18%       25.53%

Activo Neto, al Final del Periodo (en miles)      $17,518,809    $9,059,883     $2,368,077    $1,971,049    $2,002,350   $1,520,768
Activo Neto Promedio para el Periodo (en miles)   $14,688,734    $5,258,427     $2,103,414    $2,045,901    $1,838,593   $1,116,377
Relacion de Gastos Brutos a Activo
  Neto Promedio**(1)                                     0.91%         0.93%          0.97%         0.98%         1.02%        1.14%
Relacion de Gastos Netos a Activo
  Neto Promedio**(1)                                     0.90%         0.91%          0.94%         0.96%         1.00%        1.12%
Relacion de Ingreso/(Perdida) Neto de
  Inversion a Activo Neto Promedio**                    (0.14%)       (0.39%)        (0.33%)        0.21%         0.45%        0.50%
Tasa de Administracion de Cartera**                        76%           89%           105%          157%          177%         201%


(1) Ver "Explicaciones de Diagramas y Tablas".

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.


                                   Janus Equity Funds / 30 de abril del 2000  73

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y                                   Janus Olympus Fund
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre           2000        1999      1998      1997       1996(1)

Valor Neto Patrimonial, al Principio del Periodo                        $    40.87  $    21.70  $  18.41  $  14.86   $  12.00

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                                                    .05         .02        --       .04        .13
  Ganancias netas sobre valores (tanto materializadas como no                14.86       19.15      4.05      3.64       2.73
    materializadas)

Total de Operaciones de Inversion                                            14.91       19.17      4.05      3.68       2.86

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                   (.01)         --        --      (.13)        --
  Dividendos (excedente de ingreso neto de inversion)                           --          --      (.04)       --         --
  Distribuciones (de las ganancias de capital)                               (1.78)         --      (.72)       --         --

Distribuciones Totales                                                       (1.79)         --      (.76)     (.13)        --

Valor Neto Patrimonial, al Final del Periodo                            $    53.99  $    40.87  $  21.70  $  18.41   $  14.86

Rendimiento Total*                                                           36.90%      88.34%    23.10%    24.98%     23.83%

Activo Neto, al Final del Periodo (en miles)                            $8,507,502  $3,887,448  $947,494  $615,651   $432,375
Activo Neto Promedio para el Periodo (en miles)                         $6,874,027  $2,268,894  $774,434  $517,424   $276,006
Relacion de Gastos Brutos a Activo Neto Promedio**(2)                         0.93%       0.95%     1.01%     1.06%      1.17%
Relacion de Gastos Netos a Activo Neto Promedio**(2)                          0.91%       0.93%     0.98%     1.03%      1.15%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo                      0.23%       0.06%    (0.21%)    0.26%      1.64%
 Neto Promedio**
Tasa de Administracion de Cartera**                                            132%         91%      123%      244%       303%

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal finalizado el                                     Janus Overseas Fund
31 de octubre                                                          2000        1999        1998        1997      1996      1995

Valor Neto Patrimonial, al Principio del Periodo                 $    25.35  $    17.95  $    17.94  $    14.81  $  11.58  $  10.36

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                                              --          --         .08         .04       .10       .12
  Ganancias netas sobre valores (tanto materializadas como no         13.17        7.49         .54        3.39      3.34      1.10
  materializadas)

Total de Operaciones de Inversion                                     13.17        7.49         .62        3.43      3.44      1.22

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                              --        (.08)       (.10)       (.04)     (.11)       --
  Dividendos (excedente de ingreso neto de inversion)                    --        (.01)         --          --        --        --
  Distribuciones (de las ganancias de capital)                         (.14)         --        (.51)       (.26)     (.10)       --

Distribuciones Totales                                                 (.14)       (.09)       (.61)       (.30)     (.21)       --

Valor Neto Patrimonial, al Final del Periodo                     $    38.38  $    25.35  $    17.95  $    17.94  $  14.81  $  11.58

Rendimiento Total*                                                    52.18%      41.77%       3.55%      23.56%    30.19%    11.78%

Activo Neto, al Final del Periodo (en miles)                     $10,701,32  $5,639,980  $3,889,098  $3,205,197  $772,630  $110,866
Activo Neto Promedio para el Periodo (en miles)                  $9,435,334  $4,577,552  $3,948,710  $2,093,370  $335,098  $ 77,668
Relacion de Gastos Brutos a Activo Neto Promedio**(2)                  0.90%       0.92%       0.96%       1.03%     1.26%     1.76%
Relacion de Gastos Netos a Activo Neto Promedio**(2)                   0.89%       0.91%       0.94%       1.01%     1.23%     1.73%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo              (0.02%)     (0.03%)      0.58%       0.81%     0.73%     0.36%
Neto Promedio**
Tasa de Administracion de Cartera**                                      68%         92%        105%         72%       71%      188%



(1) Periodo fiscal desde el 29 de diciembre de 1995 (inicio) hasta el 31 de octubre de 1996.

(2) Ver "Explicaciones de Diagramas y Tablas".

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.



74  Janus Equity Funds / 30 de abril del 2000

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y                                 Janus Special Situations Fund
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre                 2000           1999        1998       1997(1)

Valor Neto Patrimonial, al Principio del Periodo                              $    22.75     $    14.57    $  14.08   $  10.00

Ingreso de Operaciones de Inversion:
  Perdida neta de inversion                                                         (.07)            --          --         --
  Ganancias netas sobre valores (tanto materializadas como no materializadas)       5.58           8.22        1.15       4.08

Total de Operaciones de Inversion                                                   5.51           8.22        1.15       4.08

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                           --             --          --         --
  Distribuciones (de las ganancias de capital)                                     (3.31)          (.04)       (.66)        --

Distribuciones Totales                                                             (3.31)          (.04)       (.66)        --

Valor Neto Patrimonial, al Final del Periodo                                  $    24.95     $    22.75    $  14.57   $  14.08

Rendimiento Total*                                                                 26.29%         56.54%       8.49%     40.80%

Activo Neto, al Final del Periodo (en miles)                                  $1,833,746     $1,196,978    $786,317   $333,777
Activo Neto Promedio para el Periodo (en miles)                               $1,532,183     $1,000,549    $716,123   $168,215
Relacion de Gastos Brutos a Activo Neto Promedio**(2)                               0.97%          1.00%       1.08%      1.20%
Relacion de Gastos Netos a Activo Neto Promedio**(2)                                0.96%          0.98%       1.05%      1.18%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo Neto Promedio**           (0.69%)        (0.76%)     (0.49%)    (0.08%)
Tasa de Administracion de Cartera**                                                   39%           104%        117%       146%


Para una accion en circulacion durante el periodo finalizado                                  Janus Strategic Value Fund
el 30 de abril del 2000 (sin auditar)                                                                         2000(3)

Valor Neto Patrimonial, al Principio del Periodo                                                        $    10.00

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                                                                           --
  Ganancias netas sobre valores (tanto materializadas como no materializadas)                                 1.12

Total de Operaciones de Inversion                                                                             1.12

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                                                                     --
  Distribuciones (de las ganancias de capital)                                                                  --

Distribuciones Totales                                                                                          --

Valor Neto Patrimonial, al Final del Periodo                                                            $    11.12

Rendimiento Total*                                                                                           11.20%

Activo Neto, al Final del Periodo (en miles)                                                            $2,901,723
Activo Neto Promedio para el Periodo (en miles)                                                         $2,296,182
Relacion de Gastos Brutos a Activo Neto Promedio**(2)                                                         1.16%
Relacion de Gastos Netos a Activo Neto Promedio**(2)                                                          1.14%
Relacion de Ingreso/(Perdida) Neto de Inversion a Activo Neto Promedio**                                      0.32%
Tasa de Administracion de Cartera**                                                                             24%


(1) Periodo fiscal desde el 31 de diciembre de 1996 (inicio) hasta el 31 de octubre de 1997.

(2) Ver "Explicaciones de Diagramas y Tablas".

(3) Periodo fiscal desde el 29 de febrero del 2000 (inicio) hasta el 30 de abril del 2000.

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.

                                   Janus Equity Funds / 30 de abril del 2000  75

DATOS FINANCIEROS MAS IMPORTANTES (continuacion)

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre
                                                                                    Janus Twenty Fund
                                                         2000          1999          1998          1997          1996          1995

Valor Neto Patrimonial, al Principio del Periodo  $     69.72   $     42.98   $     35.16    $    31.90    $    30.12    $    24.24

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                    (.04)          .21           .12          (.09)          .37           .01
  Ganancias netas sobre valores
   (tanto materializadas como no materializadas)        14.68         26.97         12.26          8.85          6.68          5.94

Total de Operaciones de Inversion                       14.64         27.18         12.38          8.76          7.05          5.95

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)              (.19)         (.14)         (.10)         (.18)           --          (.07)
  Distribuciones (de las ganancias de capital)          (4.08)         (.30)        (4.46)        (5.32)        (5.27)           --

Distribuciones Totales                                  (4.27)         (.44)        (4.56)        (5.50)        (5.27)         (.07)

Valor Neto Patrimonial, al Final del Periodo      $     80.09   $     69.72   $     42.98    $    35.16    $    31.90    $    30.12

Rendimiento Total*                                      21.04%        63.51%        40.58%        31.65%        27.59%        24.67%

Activo Neto, al Final del Periodo (en miles)      $35,364,973   $28,793,112   $11,254,870    $5,871,070    $3,937,444    $2,995,751
Activo Neto Promedio para el Periodo (en miles)   $35,242,703   $22,206,982   $ 8,025,121    $4,989,616    $3,385,561    $2,716,278
Relacion de Gastos Brutos
  a Activo Neto Promedio**(1)                            0.86%         0.88%         0.91%         0.93%         0.93%         1.00%
Relacion de Gastos Netos
  a Activo Neto Promedio**(1)                            0.85%         0.87%         0.90%         0.91%         0.92%         0.99%
Relacion de Ingreso/(Perdida)
  Neto de Inversion a Activo Neto Promedio**            (0.08%)        0.40%         0.39%         0.33%         0.67%         0.62%
Tasa de Administracion de Cartera**                        25%           40%           54%          123%          137%          147%


Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio fiscal finalizado el 31 de octubre
                                                                                    Janus Venture Fund
                                                         2000          1999          1998          1997          1996          1995

Valor Neto Patrimonial, al Principio del Periodo   $    89.71    $    49.81    $    58.84    $    57.16    $    59.53    $    52.86

Ingreso de Operaciones de Inversion:
  Ingreso neto de inversion                              (.28)           --          (.09)          .16            --           .05
  Ganancias netas sobre valores
  (tanto materializadas como no materializadas)         18.00         44.31           .43          6.80          5.09          9.49

Total de Operaciones de Inversion                       17.72         44.31           .34          6.96          5.09          9.54

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                --            --            --            --          (.01)         (.03)
  Dividendos (excedente de ingreso noto de inversion)      --            --          (.07)           --            --            --
  Distribuciones (de las ganancias de capital)         (14.26)        (4.41)        (9.30)        (5.28)        (7.45)        (2.84)

Distribuciones Totales                                 (14.26)        (4.41)        (9.37)        (5.28)        (7.46)        (2.87)

Valor Neto Patrimonial, al Final del Periodo      $     93.17    $    89.71    $    49.81    $    58.84    $    57.16    $    59.53

Rendimiento Total                                       17.41%        94.42%         1.07%        13.38%         9.28%        19.24%

Activo Neto, al Final del Periodo (en miles)       $2,209,989    $1,860,355    $1,035,868    $1,252,341    $1,741,316    $1,753,201
Activo Neto Promedio para el Periodo (en miles)    $2,778,065    $1,350,642    $1,174,220    $1,379,145    $1,822,801    $1,612,514
Relacion de Gastos Brutos
  a Activo Neto Promedio**(1)                            0.88%         0.93%         0.94%         0.94%         0.89%         0.92%
Relacion de Gastos Netos
  a Activo Neto Promedio**(1)                            0.87%         0.92%         0.93%         0.92%         0.88%         0.91%
Relacion de Ingreso/(Perdida)
  Neto de Inversion
  a Activo Neto Promedio**                              (0.48%)       (0.55%)       (0.29%)        0.11%        (0.33%)        0.29%
Tasa de Administracion de Cartera**                        97%          104%           90%          146%          136%          113%


(1) Ver "Explicaciones de Diagramas y Tablas".

 *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.


76  Janus Equity Funds / 30 de abril del 2000

Para una accion en circulacion durante el periodo de seis
meses finalizado el 30 de abril del 2000 (sin auditar) y
hasta el final de cada ejercicio                                                Janus Worldwide Fund
fiscal finalizado el 31 de octubre                          2000          1999          1998         1997         1996         1995


Valor Neto Patrimonial, al Principio del Periodo     $     58.87   $     41.52   $     40.05  $     34.60   $    27.65   $    27.00

Ingreso de Operaciones de Inversion:
  Ingreso/(perdida) neto de inversion                        .02           .02          1.26         (.08)         .49          .81
  Ganancias netas sobre valores (tanto materializadas
    como no materializadas)                                21.65         17.51          3.01         7.73         7.79         1.39

Total de Operaciones de Inversion                          21.67         17.53          4.27         7.65         8.28         2.20

Menos Distribuciones:
  Dividendos (de ingreso neto de inversion)                 (.03)         (.18)        (1.35)        (.15)        (.26)        (.54)
  Distribuciones (de las ganancias de capital)             (1.28)           --         (1.45)       (2.05)       (1.07)       (1.01)

Distribuciones Totales                                     (1.31)         (.18)        (2.80)       (2.20)       (1.33)       (1.55)

Valor Neto Patrimonial, al Final del Periodo         $     79.23   $     58.87   $     41.52  $     40.05   $    34.60   $    27.65

Rendimiento Total*                                         37.08%        42.33%        11.40%       23.34%       31.00%        8.89%

Activo Neto, al Final del Periodo (en miles)         $42,154,658   $24,091,321   $13,931,990  $10,358,225   $4,467,185   $1,804,354
Activo Neto Promedio para el Periodo (en miles)      $36,210,665   $18,892,896   $13,078,350   $7,783,669   $2,953,495   $1,622,142
Relacion de Gastos Brutos a Activo Neto Promedio**(1)       0.89%         0.89%         0.92%        0.97%        1.02%        1.24%
Relacion de Gastos Netos a Activo Neto Promedio**(1)        0.87%         0.88%         0.90%        0.95%        1.01%        1.23%
Relacion de Ingreso/(Perdida) Neto de Inversion
  a Activo Neto Promedio**                                  0.07%         0.07%         0.47%        0.65%        0.73%        0.99%
Tasa de Administracion de Cartera**                           61%           68%           86%          79%          80%         142%


(1) Ver "Explicaciones de Diagramas y Tablas".

  *Rendimiento total no anualizado para periodos de menos de un ano completo.

**Anualizados para periodos de menos de un ano completo.

Ver las Notas a los Estados Financieros.


                                   Janus Equity Funds / 30 de abril del 2000  77

NOTAS A LOS PROGRAMAS DE INVERSIONES

EUR   Euro
GBP   Libra Esterlina

  *Valor que no produce ingreso

 **El custodio ha separado una parte de este valor para cubrir los requisitos de separacion de los contratos de divisas a plazo.

  +Los valores estan registrados conforme a la Regla 144A y pueden considerarse restringidos para la reventa.

ss.Los instrumentos se valoran a su valor justo de mercado, determinado de buena fe ("good faith") conforme a procedimientos establecidos y supervisados por los Administradores Fiduciarios.

Los acuerdos de recompra mantenidos por un fondo estan plenamente garantizados, y dicha garantia esta en posesion del custodio del fondo. La garantia se evalua diariamente para asegurar que su valor de mercado exceda al valor corriente de mercado de los acuerdos de recompra, incluido el interes acumulado. En caso de incumplimiento de la obligacion de recompra, el fondo tiene derecho a liquidar la garantia y aplicar el producto a la satisfaccion de la obligacion. En caso de falta de pago o quiebra de la contraparte del acuerdo, la materializacion y/o retencion de la garantia o producto podra estar sujeta a un procedimiento judicial.

#La Ley de Companias de Inversion de 1940 define las afiliadas como aquellas companias en que un fondo mantiene 5% o mas de los valores en circulacion con derecho de voto. A continuacion sigue un resumen de las transacciones con cada una de estas afiliadas para el periodo finalizado el 30 de abril del 2000:

                                          Compras                   Ventas         Ganancia/(Perdida)  Ingreso de   Valor de Mercado
                                   Acciones      Costo       Acciones      Costo      Materializada    Dividendos      al 30/04/00
------------------------------------------------------------------------------------------------------------------------------------
Janus Fund

Infinity Broadcasting Corp.        6,129,530  $205,643,810         --            --              --              --   $ 522,037,655
Linear Technology Corp.(1)                --            --    869,775  $ 33,564,543    $ 54,144,280      $1,470,714   1,640,813,371
Maxim Integrated Products, Inc.(2)        --            --  2,427,460    45,628,034      97,075,614              --   1,460,636,536
Royal Caribbean Cruises, Ltd.      7,856,400   332,047,300    600,000    33,214,335     (17,653,279)        838,451     190,022,288
Symbol Technologies, Inc.(3)       7,222,003   287,277,207         --            --              --          62,897     407,623,205
------------------------------------------------------------------------------------------------------------------------------------
                                              $824,968,317             $112,406,912    $133,566,615      $2,372,062  $4,221,133,055
------------------------------------------------------------------------------------------------------------------------------------

Janus Enterprise Fund

Cox Radio, Inc. - Clase A         1,468,605   $ 43,394,888         --            --              --              --    $ 38,529,400
King Pharmaceuticals, Inc.(4)     1,682,560     84,367,035         --            --              --              --      83,076,400
------------------------------------------------------------------------------------------------------------------------------------
                                              $127,761,923                                                             $121,605,800
------------------------------------------------------------------------------------------------------------------------------------

Janus Global Life Sciences Fund

Alexion Pharmaceuticals, Inc.       910,265   $ 67,125,652      63,495 $   6,718,99    $ (3,741,302)             --    $ 37,787,111
ArQule, Inc.                      1,303,840     38,299,585      21,000      759,956        (340,773)             --      15,153,548
Aurora Biosciences Corp.            919,050     38,600,100      20,000      840,000        (123,774)             --      31,612,846
Cellegy Pharmaceuticals, Inc.       720,000      4,500,000          --           --              --              --       4,843,800
CIMA Labs, Inc.                     909,565     16,055,971     183,365    4,530,958        (977,802)             --      10,166,800
DUSA Pharmaceuticals, Inc.
  - Acciones de Nueva York        1,118,520     32,324,243      39,625    1,404,646        (720,368)             --      17,636,767
HemaSure, Inc.                      900,000      6,750,000          --           --              --              --       5,146,875
ILEX Oncology, Inc.               1,826,035     60,936,667      57,990    2,971,361      (1,095,979)             --      42,433,080
Invitrogen Corp.                  1,064,085     78,316,382     193,970   17,286,567      (6,420,922)             --      65,613,198
Neurogen Corp.                      879,385     33,643,640       5,000      127,700            (310)             --      25,575,761
NPS Pharmaceuticals, Inc.           850,000     10,200,000          --           --              --              --      10,718,500
Progencis Pharmaceuticals, Inc.     870,305     47,056,819      44,975    4,182,675      (2,084,615)             --      37,505,180
Ribozyme Pharmaceuticals, Inc.    1,514,130     38,878,851          --           --              --              --      37,096,185
Trimeris, Inc.                      540,880     21,424,984      10,000      655,889        (178,753)             --      26,425,271
ViroPharma, Inc.                    633,490     44,606,491     833,490   48,406,491     (31,134,084)             --              --
Visible Genetics, Inc.              757,715     44,448,662     757,715   44,448,662     (16,882,763)             --              --
------------------------------------------------------------------------------------------------------------------------------------
                                              $583,168,047             $132,333,903    $(63,701,445)                   $367,714,922
------------------------------------------------------------------------------------------------------------------------------------


(1)  Ajustado para el fraccionamiento de acciones de 2 por 1 el 28/03/00.

(2)  Ajustado para el fraccionamiento de acciones de 2 por 1 el 22/12/99.

(3)  Ajustado para el fraccionamiento de acciones de 3 por 2 el 06/04/00.

(4) King Pharmaceuticals, Inc. adquirio a Medco Research, Inc., con efectos el 28/02/00.


78  Janus Equity Funds / 30 de abril del 2000


                                           Compras                   Ventas        Ganancia/(Perdida)  Ingreso de   Valor de Mercado
                                    Acciones       Costo       Acciones     Costo     Materializada     Dividendos     al 30/04/00
------------------------------------------------------------------------------------------------------------------------------------

Janus Global Technology Fund

Adaptive Broadband Corp.(5)         2,020,000    $93,126,465             --            --           --            --     $59,150,000
------------------------------------------------------------------------------------------------------------------------------------

Janus Mercury Fund

Electronic Arts, Inc.               3,551,175   $352,295,821             --            --           --            --    $261,970,142
------------------------------------------------------------------------------------------------------------------------------------

Janus Overseas Fund

Cambridge Antibody Technology
Group PLC                           1,763,122   $ 56,314,659             --            --           --            --    $ 67,938,733
GT Group Telecom, Inc. -
 Clase B, Acciones de Nueva York    1,100,465     22,229,324             --            --           --            --      14,237,266
Information Highway A.B.(6)         3,114,828     42,116,702             --            --           --            --      32,008,652
Le Groupe Videotron ltee            5,261,292     96,104,185             --            --           --       $38,120     126,413,699
------------------------------------------------------------------------------------------------------------------------------------
                                                $216,764,870                                                 $38,120    $240,598,350
------------------------------------------------------------------------------------------------------------------------------------

Janus Special Situations Fund

Bally Total Fitness Holding Corp.          --             --             --            --           --            --    $ 45,255,675
Exide Corp.                                --             --        100,000    $1,754,170    $(803,215)      $85,489      19,608,387
Magnum Hunter Resources, Inc.              --             --             --            --           --            --       6,612,300
SBS Broadcasting S.A.                      --             --             --            --           --            --      74,112,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                    100,000    $1,754,170    $(803,215)      $85,489    $145,588,862
------------------------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund

Healtheon/WebMD Corp.(7)            6,611,290   $323,278,480      4,632,940  $203,458,277  (17,538,805)           --    $216,627,840
------------------------------------------------------------------------------------------------------------------------------------

Janus Venture Fund

Beasley Broadcast Group, Inc.
 - Clase A                            408,185     $6,227,340        408,185    $6,227,340  $(2,145,626)           --              --

Classic Communications, Inc.
 - Clase A                            368,590     10,397,506             --            --           --            --    $  4,469,154
EduTrek International, Inc.
 - Clase A                            591,000      3,841,500        591,000     3,841,500   (3,398,265)           --              --
Enzon, Inc.                                --             --        393,220     5,113,691   20,194,854            --      58,083,180
Globix Corp.(8)                            --             --             --            --           --            --      69,721,650
Interep National Radio Sales, Inc.
 - Clase A                            346,475      4,502,667             --            --           --            --       1,992,231

Media 100, Inc.                       534,755     16,023,898             --            --           --            --      12,934,387
pcOrder.com, Inc.                     161,530      8,611,568         91,740     4,890,889   (2,709,973)           --       4,822,101
School Specialty, Inc.                     --             --             --            --           --            --      17,858,023
------------------------------------------------------------------------------------------------------------------------------------
                                                 $49,604,479                  $20,073,420  $11,940,990                  $169,880,726
------------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Assa Abloy A.B. - Clase B                  --             --             --            --           --            --    $425,775,968
Getronics N.V.                             --             --      2,800,717  $125,465,398  $36,141,783      $955,597     246,787,766
------------------------------------------------------------------------------------------------------------------------------------
                                                                             $125,465,398  $36,141,783      $955,597    $672,563,734
------------------------------------------------------------------------------------------------------------------------------------


(5) Ajustado para el fraccionamiento de acciones de 2 por 1 el 31/03/00.

(6) Ajustado para el fraccionamiento de acciones de 10 por 1 el 26/01/00.

(7) Cambio de razon social de Healtheon Corp. a Healtheon/WebMD Corp., con efectos el 15/11/99.
(8) Ajustado para el fraccionamiento de acciones de 2 por 1 el 31/12/99 y el 01/02/00.


                                   Janus Equity Funds / 30 de abril del 2000  79

NOTAS A LOS ESTADOS FINANCIEROS

La seccion siguiente describe la organizacion y las principales politicas contables de los Fondos, y proporciona informacion mas detallada sobre los programas y las tablas que aparecen en todo este informe. Ademas, las Notas explican como operan los Fondos y los metodos empleados para preparar y presentar este informe.

1.  ORGANIZACION Y PRINCIPALES POLITICAS CONTABLES

      El Janus Investment Fund (el "Fideicomiso") esta registrado conforme a la Ley de Companias de Inversion de 1940 (la "Ley de 1940"), con el caracter de compania de administracion de inversiones de capital variable que no cobra comision. Quince series de acciones ("Fondos de Renta Variable" o "Fondos") incluidas en este informe invierten sobre todo en valores de renta variable. Cada Fondo es diversificado conforme a la definicion de la Ley de 1940, con excepcion de los fondos Janus Enterprise, Janus Global Life Sciences, Janus Global Technology, Janus Olympus, Janus Special Situations, Janus Strategic Value y Janus Twenty, los cuales no son diversificados.

      El Janus Strategic Value Fund inicio sus operaciones el 29 de febrero del 2000. Los costos de organizacion fueron sufragados por Janus Capital Corp. ("Janus Capital").

      Los Fondos han observado sistematicamente las politicas siguientes, las cuales se apegan a los principios contables generalmente aceptados en la industria de companias de inversion.

      VALORACION DE LAS INVERSIONES

      Las inversiones se valoran al precio de cierre para los valores negociados en una bolsa principal (estadounidense o extranjera) y en el Mercado Nacional NASDAQ. Los valores negociados en mercados extrabursatiles (over-the-counter) y los valores cotizados en bolsa organizada, para los cuales no se declaran ventas, se valoran al precio-comprador mas reciente obtenido de uno o mas corredores de bolsa que promuevan un mercado para dichos valores o por un servicio de fijacion de precios aprobado por los Administradores Fiduciarios de los Fondos. Los valores a corto plazo que venzan en un plazo de 60 dias se valoran al costo amortizado, el cual se aproxima al valor de mercado. Los valores extranjeros son convertidos en dolares de los EE.UU. utilizando tipos de cambio al cierre de la Bolsa de Valores de Nueva York. Cuando las cotizaciones de mercado no estan disponibles facilmente, los instrumentos se valoran a su valor justo de mercado segun lo determinen de buena fe ("good faith") los Administradores Fiduciarios de los Fondos.

      TRANSACCIONES DE INVERSION Y EL INGRESO DE INVERSION

      Las transacciones de inversion se contabilizan a partir de la fecha de compra o venta. El ingreso de dividendos se contabiliza en la fecha ex-dividendo. Ciertos dividendos de los valores extranjeros se contabilizaran luego que se informe al Fideicomiso sobre el dividendo si tal informacion se obtiene con posterioridad a la fecha ex-dividendo. El ingreso de intereses se contabiliza segun el metodo de acumulacion e incluye la amortizacion de descuentos y primas. Las ganancias y perdidas se determinan segun el metodo de costo identificado, que es el mismo metodo utilizado para fines del impuesto federal sobre la renta.

      TRANSACCIONES DE DIVISAS A PLAZO Y CONTRATOS DE FUTUROS

      Los Fondos celebran contratos de divisas a plazo para reducir su exposicion a las variaciones en los tipos de cambio de divisas concernientes a sus tenencias extranjeras en carteras, y para inmovilizar el costo en dolares estadounidenses de los compromisos en firme de compra y venta de valores, ya sea denominados en otras monedas o expuestos a una divisa en particular. Un contrato de cambio de divisas a plazo es un compromiso de comprar o vender una moneda extranjera en una fecha futura a un tipo de cambio negociado. La ganancia o perdida que resulte de la diferencia entre el costo en dolares estadounidenses del contrato original y el valor de la moneda extranjera en dolares de los EE.UU. al cierre de dicho contrato, se incluye en la partida de ganancias o perdidas netas materializadas de las transacciones en divisas.

      Los contratos de divisas a plazo mantenidos por los Fondos estan plenamente garantizados con otros valores, los cuales se denotan en el Programa de Inversiones adjunto. Dicha garantia esta en posesion del custodio del Fondo. La garantia se evalua diariamente para asegurar que su valor de mercado sea equivalente o exceda al valor corriente de mercado de los contratos de divisas a plazo correspondientes.

      Las ganancias y perdidas por divisas se calculan tambien sobre las cuentas por pagar y las cuentas por cobrar que se denominan en moneda extranjera. Las cuentas por pagar y las cuentas por cobrar estan relacionados generalmente con las transacciones de valores y el ingreso.

      Los contratos de futuros se ajustan diariamente al valor de mercado, y el margen de variacion resultante se contabiliza como ganancia o perdida no materializada. Cuando se cierra un contrato, se contabiliza una ganancia
      o perdida materializada equivalente a la diferencia entre el valor de apertura y el valor de cierre del contrato. Por lo general, los contratos de futuros y a plazo pendientes de ejecucion se ajustan al valor de mercado (en concreto, se tratan como si fueran materializados y sujetos a la distribucion) para fines del impuesto federal sobre la renta al cierre del ejercicio fiscal.

      Los activos y contratos de divisas a plazo denominados en moneda extranjera pueden implicar mas riesgos que las transacciones nacionales, incluso el riesgo cambiario, el riesgo politico y economico, el riesgo regulatorio y el riesgo de mercado. Los riesgos pueden resultar de la probable incapacidad de una contraparte para cumplir con los terminos de un contrato y de los movimientos imprevistos del valor de las divisas en relacion al dolar estadounidense.

      Los Fondos pueden celebrar "contratos de futuros" y "opciones" sobre valores, indices financieros y divisas, asi como contratos a plazo y permutas ("swaps") de tipos de interes y productos relacionados con dichas permutas. Los Fondos se proponen usar primordialmente esos instrumentos derivados como cobertura o proteccion contra movimientos adversos en los precios de los valores, los tipos de cambio de divisas o los tipos de interes. El uso de contratos de futuros y opciones puede implicar riesgos tales como la posibilidad de encontrar mercados no materializables (illiquid) o una correlacion imperfecta entre el valor de los contratos y los valores subyacentes, o bien que la contraparte no cumpla sus obligaciones.

      OFERTAS PUBLICAS INICIALES

      Los Fondos podran invertir en ofertas publicas iniciales ("initial public offerings" o "IPO"). Las IPO y otras tecnicas de inversion podran tener un impacto de desempeno magnificado en un fondo con una base de activos pequena. Es posible que los Fondos no experimenten un desempeno similar a medida que sus activos crecen.

80  Janus Equity Funds / 30 de abril del 2000

      ESTIMACIONES

      La preparacion de los estados financieros con arreglo a principios contables generalmente aceptados requiere que la gerencia realice estimaciones y suposiciones que afectan al monto declarado de los activos y pasivos y a la revelacion de activos y pasivos contingentes a la fecha de los estados financieros, asi como a los montos declarados de ingresos y gastos durante el periodo de presentacion del informe. Los resultados reales podrian diferir de esas estimaciones.

      DISTRIBUCIONES DE DIVIDENDOS Y GASTOS

      Los dividendos de los fondos Janus Balanced, Janus Equity Income y Janus Growth and Income se declaran y distribuyen trimestralmente, y las ganancias de capital (si las hubiere) se distribuyen anualmente. Los doce Fondos de renta variable restantes declaran y distribuyen generalmente los dividendos y las ganancias de capital (si las hubiere) anualmente. Cada Fondo sufraga tanto los gastos incurridos especificamente en su nombre como una porcion de los gastos generales.

      IMPUESTOS FEDERALES SOBRE LA RENTA

      Los Fondos se proponen distribuir a los accionistas todo el ingreso de inversion y las ganancias materializadas tributables y cumplir, por lo demas, con el Codigo de Rentas Internas en lo aplicable a companias de inversion reguladas.

2. CONTRATO DE ASESORIA DE INVERSIONES Y OTRAS TRANSACCIONES CON AFILIADAS

      El contrato de asesoria con los Fondos explica en detalle las comisiones que los Fondos deben pagar para el periodo finalizado el 30 de abril del 2000. Para noviembre y diciembre de 1999, cada uno de los Fondos estuvo sujeto a la tarifa siguiente:

                                  Activo Neto Promedio
      Tarifas                       Diario del Fondo               Tasa Anual(%)
      --------------------------------------------------------------------------
      Fondos de                   Primeros $300 millones                .75
      Renta Variable             Siguientes $200 millones               .70
                                   Mas de $500 millones                 .65
      --------------------------------------------------------------------------

      Con efectos el 31 de enero del 2000, la comision de administracion de cada fondo ha sido reducida a 0.65% del activo neto promedio diario.

      Janus Service Corporation ("Janus Service"), subsidiaria en propiedad absoluta de Janus Capital, recibe una comision anual de 0.16% del activo neto promedio por Fondo, mas $4.00 por cuenta de accionista (excluyendo los fondos Janus, Janus Venture y Janus Overseas) por los servicios de agente de transferencias mas el reembolso de ciertos gastos accesorios menores (principalmente cargos de franqueo y gastos de llamadas telefonicas).

      Durante diciembre de 1999, Janus Capital le reembolso al Overseas Fund $3,128,513 como resultado de un error de valoracion.

      Los funcionarios y ciertos administradores fiduciarios de los Fondos son tambien funcionarios y/o consejeros de Janus Capital; sin embargo, no reciben remuneracion por parte de los Fondos.

      Los gastos de los Fondos pueden ser reducidos por creditos de intermediacion voluntaria de un corredor no afiliado. Tales creditos se incluyen en la partida de Compensaciones de Gastos y Comisiones en el Estado de Operaciones. Las comisiones de intermediacion pagadas al corredor no afiliado reducen las comisiones y los gastos del agente de transferencias.

      DST Systems, Inc. (DST), afiliada de Janus Capital con un grado de cotitularidad, suministra a los Fondos sistemas contables para fondos y para accionistas. DST Securities, Inc., subsidiaria en propiedad absoluta de DST, ha sido designada como corredor de valores colocador con respecto a ciertas transacciones de la cartera. Las comisiones de intermediacion pagadas a DST Securities, Inc., sirven para reducir las comisiones y los gastos del agente de transferencias. A continuacion se indican las comisiones de intermediacion pagadas, las comisiones reducidas y las comisiones netas pagadas a DST para los seis meses o periodo finalizado el 30 de abril del 2000.

                                    Comisiones         Reduccion de
                                    pagadas a           los gastos    Comisiones
                               DST Securities, Inc.*    del Fondo*      de DST
 -------------------------------------------------------------------------------
Janus Fund                           $689,496            $517,122     $1,035,807
Janus Balanced Fund                     2,448               1,836        137,136
Janus Enterprise Fund                      --                  --        278,454
Janus Equity Income Fund                8,119               6,089         91,803
Janus Global Life Sciences Fund           642                 481        184,986
Janus Global Technology Fund            2,383               1,788        492,968
Janus Growth and Income Fund           77,670              58,253        441,726
Janus Mercury Fund                     90,323              67,743        780,222
Janus Olympus Fund                     52,620              39,465        440,067
Janus Overseas Fund                    17,828              13,371        193,739
Janus Special Situations Fund           5,500               4,125        186,333
Janus Strategic Value Fund                 --                  --        113,141
Janus Twenty Fund                      49,817              37,363      1,342,183
Janus Venture Fund                         --                  --        142,738
Janus Worldwide Fund                  237,959             178,469        663,647
 -------------------------------------------------------------------------------

*La diferencia entre las comisiones pagadas a DST Securities, Inc., y la reduccion de gastos constituyeron las comisiones pagadas a un corredor de compensaciones no afiliado.

                                   Janus Equity Funds / 30 de abril del 2000  81

NOTAS A LOS ESTADOS FINANCIEROS (continuacion)

3. IMPUESTO FEDERAL SOBRE LA RENTA

      Los Fondos han optado por considerar las ganancias y perdidas derivadas de los contratos de divisas a plazo como partidas de ganancias y perdidas de capital. Otras ganancias y perdidas de divisas en instrumentos de deuda son tratadas como ingreso ordinario para fines del impuesto federal sobre la renta, conforme al Articulo 988 del Codigo de Rentas Internas.

      Los traslados de perdida neta de capital indicados a continuacion al 31 de octubre de 1999, estan disponibles para compensar las ganancias de capital materializadas futuras y asi, mas se reducen las distribuciones de ganancias tributables. Estos traslados de perdidas a ejercicios posteriores vencen el 31 de octubre del 2007. El costo total de las inversiones y la composicion de la revalorizacion y la depreciacion no materializadas de los valores de inversion para fines del impuesto federal sobre la renta al 30 de abril del 2000, son los siguientes:

                                                         Costo del                               (Depreciacion)      Revalorizacion/
                              Traslados de perdida        impuesto         Revalorizacion                  neta       (Depreciacion)
                                   neta de capital         federal     no materializadano         materializasa                 neta

Janus Fund                                  --       $30,460,889,994      $18,284,036,151      $(1,508,947,034)     $16,775,089,117
Janus Balanced Fund                         --         3,787,565,231          487,346,200         (100,754,623)         386,591,577
Janus Enterprise Fund                       --         7,004,342,339        1,907,922,799       (1,233,797,002)         674,125,797
Janus Equity Income Fund                    --           886,602,846          214,830,837          (27,228,471)         187,602,366
Janus Global Life Sciences Fund    $(5,781,052)        3,305,151,091          287,427,085         (414,379,813)        (126,952,728)
Janus Global Technology Fund                --         6,589,841,703        3,718,320,611         (599,207,490)       3,119,113,121
Janus Growth and Income Fund                --         6,232,698,430        3,059,004,132         (239,807,533)       2,819,196,599
Janus Mercury Fund                          --        13,907,279,683        4,729,296,257       (1,209,558,199)       3,519,738,058
Janus Olympus Fund                          --         6,140,862,112        2,667,455,699         (334,674,696)       2,332,781,003
Janus Overseas Fund                         --         6,739,549,700        4,122,651,727         (426,491,450)       3,696,160,277
Janus Special Situations Fund               --         1,301,354,915          640,174,454         (108,151,118)         532,023,336
Janus Strategic Value Fund                  --         2,711,892,789          301,622,258          (80,761,252)         220,861,006
Janus Twenty Fund                           --        19,626,294,225       17,308,485,797       (1,587,409,090)      15,721,076,707
Janus Venture Fund                          --         1,610,638,118          831,363,231         (255,626,283)         575,736,948
Janus Worldwide Fund                        --        28,000,417,550       15,385,331,379       (1,624,782,466)      13,760,548,913


82  Janus Equity Funds / 30 de abril del 2000

                                             EXPLICACIONES DE DIAGRAMAS Y TABLAS

1. ASPECTO GENERAL DEL DESEMPENO

      Los graficos de Aspecto General del Desempeno en las paginas anteriores comparan el desempeno de una inversion de $10,000 en cada Fondo (desde su inicio) con uno o mas indices de mercado de uso generalizado, hasta el
      30 de abril del 2000.

      Al comparar el desempeno de un Fondo con un indice, debe tenerse en cuenta que los indices de mercado no incluyen las comisiones de intermediacion en que se incurriria si se compraran valores individuales en el indice. Tampoco incluyen los impuestos pagaderos sobre los dividendos y los intereses o los gastos de operacion incurridos si usted mantuviera una cartera invertida en el indice.

      Se citan tambien para cada Fondo los rendimientos totales anuales promedio. El rendimiento total anual promedio se calcula tomando el crecimiento o la disminucion del valor de una inversion durante un cierto plazo, incluyendo la reinversion de dividendos y distribuciones, y calculando luego la tasa porcentual anual compuesta que habria producido el mismo resultado si la tasa de crecimiento hubiera sido constante durante todo el periodo.

2. PROGRAMAS DE INVERSIONES

      Despues de la seccion de Aspecto General del Desempeno sigue el Programa de Inversiones de cada Fondo. En este programa se indican las concentraciones por industria y los tipos de valores mantenidos en la cartera de cada Fondo al ultimo dia del periodo de presentacion del informe. Los valores estan enumerados habitualmente por tipo (acciones ordinarias, bonos de empresas, obligaciones del gobierno de los EE.UU., etc.) y por clasificacion de industria (bancaria, de comunicaciones, de seguros, etc.).

      El valor de mercado de cada instrumento se cotiza a partir del ultimo dia del periodo de presentacion del informe. El valor de los instrumentos denominados en moneda extranjera es convertido en dolares de los EE.UU.

      Los fondos que invierten en valores extranjeros proporcionan tambien un resumen de inversiones por pais. En este resumen se indica la exposicion del Fondo a los distintos paises, mediante el suministro del porcentaje de valores invertidos en cada pais.

2A. CONTRATOS DE DIVISAS A PLAZO

      Al Programa de Inversiones de cada Fondo sigue una tabla en la que se enumeran los contratos de divisas a plazo (si correspondiera). Los contratos de divisas a plazo son instrumentos que estipulan la entrega o recepcion de una cantidad fijada de antemano de divisas en una fecha futura. Estos contratos se utilizan como cobertura contra el riesgo cambiario en las tenencias a largo plazo del Fondo.

      La tabla proporciona el nombre de la divisa, la fecha de liquidacion del contrato, el monto del contrato, el valor de la divisa en dolares de los EE.UU. y el monto de la ganancia o perdida no materializada. El monto de la ganancia o perdida no materializada refleja la variacion en los tipos de cambio de divisas desde el momento en que se abrio el contrato hasta el ultimo dia del periodo de presentacion del informe.

3. ESTADO DE OPERACIONES

      Este estado detalla el ingreso, los gastos, las ganancias y las perdidas de los Fondos en las transacciones de valores y divisas, y la revalorizacion o depreciacion de las tenencias actuales en la cartera.

      La primera partida de este estado, titulada "Ingreso de Inversion", indica los dividendos obtenidos de las acciones y el interes devengado de los valores que pagan interes en la cartera.

      La partida que le sigue indica los gastos y las compensaciones de gastos incurridos por los Fondos, incluyendo el honorario de asesoria pagado al asesor de inversiones, las comisiones del agente de transferencias, los gastos de servicio a accionistas y de impresion y franqueo para el envio por correo de estados, informes financieros y prospectos.

      La ultima partida indica el aumento o disminucion del valor de los instrumentos mantenidos en las carteras de los Fondos. Los Fondos materializan una ganancia (o perdida) cuando venden su posicion en un instrumento determinado. Una ganancia (o perdida) no materializada se refiere al cambio en la revalorizacion o depreciacion neta de las carteras de los Fondos durante el periodo. La "Ganancia/(Perdida) Neta de las Inversiones" se ve afectada tanto por los cambios en el valor de mercado de las tenencias en cartera como por las ganancias (o perdidas) materializadas durante el periodo de presentacion del informe.

                                   Janus Equity Funds / 30 de abril del 2000  83

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EXPLICACIONES DE DIAGRAMAS Y TABLAS (continuacion)

4. ESTADO DEL ACTIVO Y PASIVO

      A este estado se le denomina a menudo "balance general". En el se expresan los activos y pasivos de los Fondos en el ultimo dia del periodo de presentacion del informe.

      Los activos de los Fondos se calculan agregando el valor de los instrumentos que se poseen, la cuenta por cobrar de los instrumentos vendidos pero no liquidados aun, la cuenta por cobrar de los dividendos declarados pero no recibidos aun de las acciones que se poseen y la cuenta por cobrar de las acciones del Fondo vendidas a los inversionistas pero no liquidadas aun. Los pasivos de los Fondos incluyen las cuentas por pagar de los valores comprados pero no liquidados aun, las acciones de los Fondos liquidadas pero no pagadas aun, y los gastos adeudados pero no desembolsados aun. Ademas, puede haber otros activos y pasivos tales como contratos de divisas a plazo.

      El ultimo renglon de este estado indica el valor neto patrimonial (VNP) por accion de los Fondos en el ultimo dia del periodo de presentacion del informe. El VNP se calcula dividiendo los activos netos de los Fondos (activos menos pasivos) entre el numero de acciones en circulacion.

5. ESTADO DE CAMBIOS EN EL ACTIVO NETO

      En este estado se expresa el aumento o la disminucion del activo neto de los Fondos durante el periodo de presentacion del informe. Los cambios en el activo neto de los Fondos son atribuibles a las operaciones de inversiones, los dividendos, las distribuciones y las transacciones de capital social. Esto es importante para los inversionistas pues les muestra exactamente que es lo que provoco el cambio de tamano del activo neto de los Fondos durante el periodo.

      La primera partida resume la informacion del Estado de Operaciones relativa a los cambios en el activo neto por efecto del desempeno de inversion de los Fondos. El activo neto de los Fondos puede cambiar tambien en virtud de las distribuciones de dividendos y ganancias de capital a los inversionistas. Si los inversionistas reciben sus dividendos en efectivo, el dinero se toma del Fondo para pagar la distribucion. Si los inversionistas reinvierten sus dividendos, el activo neto de los Fondos no se vera afectado. Si se compara la partida "Disminucion Neta de Dividendos y Distribuciones" de cada Fondo con la partida "Dividendos y distribuciones reinvertidos", se observara que las distribuciones de dividendos tuvieron poca repercusion en el activo neto de cada Fondo. Esto se debe a que la mayoria de los inversionistas de Janus reinvierten sus distribuciones.

      La reinversion de dividendos se incluye bajo la partida "Transacciones del Capital Social". "Capital Social" se refiere al dinero que los inversionistas aportan a los Fondos a traves de compras, o bien que retiran por medio de liquidaciones. El activo neto de un Fondo aumenta y disminuye a medida que los inversionistas compran y liquidan acciones del Fondo.

      La partida titulada "El Activo Neto Consta de" desglosa los componentes del activo neto de los Fondos. Debido a que los Fondos deben distribuir sustancialmente todas las ganancias, se observara que una parte importante del activo neto es capital contable.

84  Janus Equity Funds / 30 de abril del 2000

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6. DATOS FINANCIEROS MAS IMPORTANTES

      Este programa proporciona un desglose por accion de los componentes que afectan al valor neto patrimonial (VNP) de los Fondos para los periodos de presentacion de informes pasados y vigentes. Esta tabla no solo le proporciona un rendimiento total sino que tambien indica las distribuciones totales, el tamano del activo, las relaciones de gastos y la tasa de administracion de la cartera.

      El primer renglon de la tabla refleja el VNP por accion de los Fondos al comienzo del periodo de presentacion del informe. El renglon siguiente indica el ingreso neto de inversion por accion de los Fondos, que comprende los dividendos y el ingreso de intereses obtenidos de los valores mantenidos por los Fondos. A esto le sigue el total de ganancias, materializadas y no materializadas. Posteriormente, se restan los dividendos y las distribuciones para llegar al VNP por accion al final del periodo.

      Tambien, se incluyen las relaciones de gastos de los Fondos, o el porcentaje del activo neto que se utilizo para cubrir los gastos de operacion durante el periodo. Las relaciones de gastos varian entre los Fondos por varios motivos, incluyendo las diferencias en las comisiones de administracion, el tamano promedio de las cuentas de accionistas, la frecuencia de los pagos de dividendos y el volumen de las inversiones extranjeras, las cuales conllevan mayores costos de transaccion.

      Los gastos de los Fondos se pueden reducir mediante acuerdos de reduccion de gastos. Estos acuerdos incluyen el uso de comisiones de intermediacion, saldos de efectivo no invertidos que devengan interes o creditos de balance. El Estado de Operaciones refleja los gastos totales antes de cualquier compensacion semejante, el monto de la compensacion y los gastos netos. Las relaciones de gastos enumeradas en la seccion de Datos Financieros Mas Importantes reflejan los gastos totales tanto antes de toda compensacion de gastos como despues de las compensaciones.

      La relacion de ingreso/(perdida) neto de inversion resume el ingreso devengado dividido entre el activo neto promedio de un Fondo durante el periodo de presentacion del informe. No debe confundirse esta relacion con el rendimiento de un Fondo. La relacion de ingreso neto de inversion no es una medicion fiel del rendimiento de un Fondo pues no toma en cuenta los dividendos distribuidos a los inversionistas del Fondo.

      La relacion siguiente es la tasa de administracion de la cartera, que mide la actividad de compra y venta en las carteras de los Fondos. La administracion de la cartera se ve afectada por las condiciones del mercado, los cambios en el tamano de un Fondo, la naturaleza de las inversiones del Fondo y el estilo de inversion del administrador de cartera. Una tasa del 100% implica que un monto equivalente al valor de toda la cartera se rota en un ano; una tasa del 50% significa que un monto equivalente al valor de la mitad de la cartera se negocia en un ano; y una tasa del 200% significa que un monto equivalente al valor de la cartera se vende cada seis meses.

                                   Janus Equity Funds / 30 de abril del 2000  85

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[ENVELOPE DESCRIPTION]
[LOGO]  JANUS                                                 Bulk Rate
                                                             U.S. Postage
        P.O. Box 173375                                          PAID
        Denver, Colorado 80217-3375                             Janus

        Address Service Requested.

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